                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  SCHEDULE 14A
                                 (RULE 14A-101)
                    INFORMATION REQUIRED IN PROXY STATEMENT
                            SCHEDULE 14A INFORMATION
          PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES
                              EXCHANGE ACT OF 1934

     Filed by the registrant /X/
     Filed by a party other than the registrant / /
     Check the appropriate box:
     /X/ Preliminary proxy statement
     / / Definitive proxy statement
     / / Definitive additional materials
     / / Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12

                           SEAGULL ENERGY CORPORATION
- - --------------------------------------------------------------------------------
                (Name of Registrant as Specified in Its Charter)

                           SEAGULL ENERGY CORPORATION
- - --------------------------------------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)
Payment of Filing Fee (Check the appropriate box):
     /X/ $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or
         14a-6(i)(2).
     / / $500 per each party to the controversy pursuant to Exchange Act Rule
         14a-6(i)(3).
     / / Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and
         0-11.

     (1) Title of each class of securities to which transaction applies:

- - --------------------------------------------------------------------------------
     (2) Aggregate number of securities to which transaction applies:

- - --------------------------------------------------------------------------------
     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:

- - --------------------------------------------------------------------------------
     (4) Proposed maximum aggregate value of transaction:

- - --------------------------------------------------------------------------------
     / / Check box if any part of the fee is offset as provided by Exchange Act
Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

     (1) Amount Previously Paid:

- - --------------------------------------------------------------------------------
     (2) Form, Schedule or Registration Statement No.:

- - --------------------------------------------------------------------------------
     (3) Filing Party:

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     (4) Date Filed:

- - --------------------------------------------------------------------------------

{LOGO}

                     PRELIMINARY COPY DATED MARCH 11, 1994

                           SEAGULL ENERGY CORPORATION

                                                                  April   , 1994

Dear Shareholder:

     You are cordially invited to attend the Annual Meeting of Shareholders (the "Annual Meeting") of Seagull Energy Corporation (the "Company") to be held at the Four Seasons Hotel, 1300 Lamar Street, Houston, Texas, at 10:00 a.m., Houston Time, on Wednesday, June 1, 1994.

     At this Annual Meeting, you will be asked to consider and approve a comprehensive plan (the "ENSTAR Alaska Stock Proposal") being recommended by your Board of Directors to authorize a new class of common stock that is intended to reflect separately the performance of our natural gas transmission and distribution operations in South-Central Alaska (the "ENSTAR Alaska Group"). The key elements of this plan are set forth below in order of their proposed occurrence.

          - Creation of ENSTAR Alaska Stock. A new class of the Company's common stock to be called Seagull Energy Corporation -- ENSTAR Alaska Group Common Stock ("ENSTAR Alaska Stock") will be created. The ENSTAR Alaska Stock is intended to reflect the performance of the ENSTAR Alaska Group. The operations of the ENSTAR Alaska Group are conducted through ENSTAR Natural Gas Company ("ENG"), a division of the Company, and Alaska Pipeline Company ("APC"), an Alaska corporation and a direct wholly-owned subsidiary of the Company. ENG and APC are currently operated as a single business unit, and are regulated together by the Alaska Public Utilities Commission. The Board of Directors believes that the creation of the ENSTAR Alaska Stock and its distribution in the public equity markets will enable investors to gain a better understanding of this line of business and its future prospects as well as afford investors the opportunity to invest solely in a stock based on the performance of the ENSTAR Alaska Group.

          Dividends on the ENSTAR Alaska Stock will be paid at the discretion of the Board of Directors of the Company based primarily upon the financial condition, results of operations and business requirements of the ENSTAR Alaska Group and the Company as a whole. The Board of Directors currently intends to pay an initial dividend on the ENSTAR Alaska Stock of $8.25 million per year in the aggregate.

          - Amendment of Seagull Common Stock. As part of the ENSTAR Alaska Stock Proposal, the terms of the Company's existing common stock, par value $.10 per share (the "Seagull Common Stock"), will be amended to allow for the issuance of the ENSTAR Alaska Stock. Accordingly, after the ENSTAR Alaska Stock Proposal is implemented, the Seagull Common Stock will reflect separately the performance of the Company's remaining two business segments ("Seagull Energy") that consist of (i) natural gas exploration, development and production, which is the Company's primary business focus, and (ii) pipeline and marketing operations.

          - Public Offering of ENSTAR Alaska Stock. The Company currently expects that, shortly after shareholder approval of the ENSTAR Alaska Stock Proposal and subject to prevailing market and other conditions, it will make a public offering for cash of shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group. The net proceeds from this offering are currently estimated to be approximately $140 million. The Company intends to use the proceeds from such offering to repay amounts borrowed under the Company's revolving credit agreement, none of which debt is attributable to the ENSTAR Alaska Group. Based upon the assumptions set forth in the pro forma financial information included in the accompanying Proxy Statement, the pro forma debt to capital ratio for the Company as a whole as of December 31, 1993 would improve from 59.8% (after taking into account our recent Canadian acquisition) to 47.0% as a result of the ENSTAR Alaska Stock Proposal and the related offering, and the pro forma debt to capital ratio for Seagull Energy (without ENSTAR Alaska Group) as of December 31, 1993 would improve from 60.8% to 46.4%.

     The ENSTAR Alaska Stock Proposal is the result of the Board's review of various alternatives for maximizing shareholder value with respect to the Company's operations in South-Central Alaska. Among the options that have been considered by the Board are (i) selling the ENSTAR Alaska Group, (ii) distributing the ENSTAR Alaska Group to the Company's shareholders in a spin-off and (iii) conducting a public offering of securities issued directly by the ENSTAR Alaska Group representing a portion of the equity ownership of the ENSTAR Alaska Group. After taking into account a variety of factors, including the expected financial, regulatory and tax consequences of these alternatives, as well as structuring constraints imposed by the Public Utility Holding Company Act of 1935, the Board currently believes that the ENSTAR Alaska Stock Proposal is the best alternative for maximizing shareholder value with respect to the ENSTAR Alaska Group. However, the Board will continue to evaluate each of the other alternatives mentioned above in light of prevailing market and other conditions, even after shareholder approval is obtained for the ENSTAR Alaska Stock Proposal.

     The Board of Directors has carefully considered the terms of the ENSTAR Alaska Stock Proposal and believes its adoption is in the best interests of the Company and its shareholders and unanimously recommends its adoption by the shareholders. In arriving at its recommendation, the Board of Directors gave careful consideration to a number of factors including those described in the accompanying Proxy Statement.

     At the Annual Meeting, you will also be asked to consider and approve proposals (i) to elect four directors; (ii) to ratify the selection of the Company's auditors for the year ending December 31, 1994; and (iii) to transact such other business as may properly come before such meeting or any adjournment(s) or postponement(s) thereof.

     Please give these proxy materials your careful attention. It is important that your shares be represented and voted at the Annual Meeting regardless of the size of your holdings. Accordingly, whether or not you plan to attend the Annual Meeting, please complete, sign, date and return the accompanying proxy card in the enclosed postage pre-paid envelope to make certain that your shares will be represented at the Annual Meeting.

                                            Sincerely,

                                            Barry J. Galt
                                            Chairman of the Board, President
                                            and Chief Executive Officer

                     PRELIMINARY COPY DATED MARCH 11, 1994

                           SEAGULL ENERGY CORPORATION
                                 HOUSTON, TEXAS

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                       TO BE HELD WEDNESDAY, JUNE 1, 1994

To the Shareholders:

     The 1994 Annual Meeting of Shareholders (the "Annual Meeting") of Seagull Energy Corporation (the "Company") will be held on Wednesday, June 1, 1994 at 10:00 a.m., local time, at the Four Seasons Hotel, 1300 Lamar Street, Houston, Texas, for the following purposes:

     1. To elect four directors to serve until the 1997 Annual Meeting of Shareholders;

     2. To consider and vote upon a proposal to authorize certain amendments to the Company's Articles of Incorporation that would, among other things
        (i) authorize 25,000,000 shares of a new class of common stock of the Company, the Seagull Energy Corporation -- ENSTAR Alaska Group Common Stock, par value $.10 per share (the "ENSTAR Alaska Stock"), with the voting powers and relative, participating, optional and other special rights and qualifications, limitations and restrictions thereof as are described in the accompanying Proxy Statement and (ii) amend the terms of the existing capital stock of the Company to allow for the issuance of the ENSTAR Alaska Stock;

     3. To ratify the selection of KPMG Peat Marwick as independent auditors of the Company for the fiscal year ending December 31, 1994; and

     4. To transact such other business as may properly come before such meeting or any adjournment(s) or postponement(s) thereof.

     The close of business on April 4, 1994, has been fixed as the record date for the determination of shareholders entitled to receive notice of and to vote at the Annual Meeting or any adjournment(s) or postponement(s) thereof.

     You are cordially invited to attend the Annual Meeting. WHETHER OR NOT YOU PLAN TO ATTEND THE ANNUAL MEETING, WE ASK THAT YOU SIGN AND RETURN THE ENCLOSED PROXY AS PROMPTLY AS POSSIBLE. A SELF-ADDRESSED, POSTPAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                            By Order of the Board of Directors,

                                            Sylvia Sanchez
                                              Secretary

April   , 1994

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      -----
GENERAL INFORMATION..................................................................     1
SUMMARY COMPARISON OF TERMS OF EXISTING SEAGULL COMMON STOCK WITH TERMS OF AMENDED
  SEAGULL COMMON STOCK AND ENSTAR
  ALASKA STOCK.......................................................................     3
PROXY STATEMENT SUMMARY..............................................................     8
PRICE RANGE OF AND DIVIDENDS ON SEAGULL COMMON STOCK.................................    21
PRINCIPAL SHAREHOLDERS...............................................................    22
PROPOSAL 1 -- ELECTION OF DIRECTORS..................................................    23
  Security Ownership of Directors and Management.....................................    25
  Directors' Meetings and Committees of the Board of Directors.......................    26
  Compensation of Directors..........................................................    26
  Certain Transactions and Other Matters.............................................    27
EXECUTIVE COMPENSATION...............................................................    29
  Summary Compensation Table.........................................................    29
  Compensation Arrangements..........................................................    29
  Option Exercises and Fiscal Year-End Values........................................    30
  Option Grants......................................................................    30
  Compensation Committee Report on Executive Compensation............................    31
  Shareholder Return Performance Presentation........................................    31
  Executive Supplemental Retirement Plan.............................................    32
  ENSTAR Natural Gas Company Retirement Plan.........................................    33
PROPOSAL 2 -- THE ENSTAR ALASKA STOCK PROPOSAL.......................................    35
  General............................................................................    35
  Special Considerations.............................................................    36
  Dividend Policy....................................................................    41
  Management and Accounting Policies.................................................    41
  Description of Seagull Common Stock and ENSTAR Alaska Stock........................    45
  Retained Interest of Seagull Energy in ENSTAR Alaska Group; Outstanding Interest
     Fraction........................................................................    57
  Background and Reasons for the ENSTAR Alaska Stock Proposal and the ENSTAR Alaska
     Stock Offering..................................................................    58
  Stock Exchange Listings............................................................    60
  Financial Advisor..................................................................    60
  Stock Transfer Agent and Registrar.................................................    60
  Certain Federal Income Tax Considerations..........................................    60
  Restated Rights Agreement..........................................................    61
  Anti-takeover Considerations.......................................................    63
PROPOSAL 3 -- RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS....................    65
SHAREHOLDER PROPOSALS................................................................    65
OTHER MATTERS........................................................................    65
ANNEX I: GLOSSARY OF CERTAIN TERMS...................................................   I-1
ANNEX II: ILLUSTRATION OF CERTAIN TERMS..............................................  II-1
ANNEX III: ARTICLES OF AMENDMENT TO ARTICLES OF INCORPORATION........................ III-1
ANNEX IV: SEAGULL ENERGY CORPORATION.................................................  IV-1
ANNEX V: SEAGULL ENERGY (WITHOUT ENSTAR ALASKA GROUP)................................   V-1
ANNEX VI: ENSTAR ALASKA GROUP........................................................  VI-1

                     PRELIMINARY COPY DATED MARCH 11, 1994

                           SEAGULL ENERGY CORPORATION
                            1001 FANNIN, SUITE 1700
                              HOUSTON, TEXAS 77002
                                 (713) 951-4700

                                ---------------
                                PROXY STATEMENT
                                ---------------

                              GENERAL INFORMATION

     The enclosed proxy is solicited by and on behalf of the Board of Directors (the "Board of Directors" or the "Board") of Seagull Energy Corporation (the "Company") for use at the 1994 Annual Meeting of Shareholders (the "Annual Meeting") to be held on Wednesday, June 1, 1994, at 10:00 a.m., local time, at the Four Seasons Hotel, 1300 Lamar Street, Houston, Texas, or at any adjournment(s) or postponement(s) thereof. The Company's annual report to shareholders for the year ended December 31, 1993, including financial statements, has been previously mailed to all shareholders entitled to vote at the Annual Meeting. The annual report does not constitute a part of the proxy soliciting material.

REQUIRED VOTE

     The presence of a majority of the shares of the Company's existing common stock, par value $.10 per share (the "Seagull Common Stock") represented in person or by proxy at the Annual Meeting will constitute a quorum. Shares represented by proxies that are marked "abstain" will be counted as shares present for purposes of determining the presence of a quorum on all matters. Proxies with "broker non-votes" will nevertheless be treated as shares present for purposes of determining the presence of a quorum on all matters. A "broker non-vote" occurs if a broker or other nominee does not have discretionary authority and has not received instructions with respect to a particular item.

     Proposal 1 -- Election of Directors. A plurality of votes cast in person or by proxy by the holders of Seagull Common Stock is required to elect a director. Accordingly, under Texas law and the Company's Articles of Incorporation and Bylaws, abstentions and broker non-votes would have no effect on the election of directors. Shareholders may not cumulate their votes in the election of directors.

     Proposal 2 -- ENSTAR Alaska Stock Proposal. The ENSTAR Alaska Stock Proposal will require the affirmative vote of the holders of at least two-thirds of all issued and outstanding shares of Seagull Common Stock. Accordingly, under Texas law, with respect to the ENSTAR Alaska Stock Proposal, abstentions and broker non-votes will have the same effect as negative votes (even though this may not have been the intent of the person voting or giving the proxy).

     Proposal 3 -- Ratification of Auditors. Ratification of the selection of auditors requires the affirmative vote of the holders of a majority of the shares of Seagull Common Stock present or represented by proxy and entitled to vote at the Annual Meeting. Under Texas law, an abstention would have the same legal effect as a vote against this proposal (even though this may not have been the intent of the person voting or giving the proxy), but a broker non-vote would not be counted for purposes of determining whether a majority had been achieved.

NO APPRAISAL RIGHTS

     Under applicable Texas law, none of the holders of Seagull Common Stock has appraisal rights in connection with any proposal to be acted upon at the Annual Meeting, including without limitation the ENSTAR Alaska Stock Proposal.

RECORD DATE AND OUTSTANDING SHARES

     The Board of Directors has fixed the close of business on April 4, 1994 as the record date ("Record Date") for determining holders of outstanding shares of Seagull Common Stock entitled to notice of and to vote at the Annual Meeting or any adjournment(s) or postponement(s) thereof. As of the Record Date, there were outstanding 36,064,649 shares of Seagull Common Stock, each share of which is entitled to one vote. Seagull Common Stock is the only class of outstanding securities of the Company entitled to notice of and to vote at the Annual Meeting. On June 4, 1993, the Company effected, in the form of a 100% stock dividend, a two-for-one stock split (the "Stock Split") of all issued shares of Seagull Common Stock. The per share prices, weighted average number of shares outstanding and per share amounts in this Proxy Statement have been adjusted to reflect the Stock Split. However, share amounts included in the balance sheets and statements of shareholders' equity as of dates prior to June 4, 1993 have not been adjusted to reflect the Stock Split.

SOLICITATION OF PROXIES

     The entire cost of soliciting proxies will be borne by the Company. Proxies may be solicited by mail, telecopy, telegraph or telex, or by directors, officers and regular employees of the Company in person or by telephone. The Company has retained Georgeson & Company Inc. to assist in the distribution of proxy solicitation materials at a cost of approximately $14,000 plus out-of-pocket expenses. The Company will also reimburse brokerage houses and other custodians, nominees and fiduciaries for their reasonable out-of-pocket expenses for forwarding soliciting material to the beneficial owners of the Seagull Common Stock. No person or firm has been paid to solicit proxies in connection with the ENSTAR Alaska Proposal, and no person or firm will solicit such proxies other than directors, officers and regular employees of the Company.

     Questions concerning the proposals to be acted upon at the Annual Meeting should be directed to the Company's Investor Relations Department at (713) 951-4700. Additional copies of this Proxy Statement or the proxy card may be obtained from the Company's Investor Relations Department.

REVOCATION OF PROXIES

     The enclosed proxy, even though executed and returned, may be revoked at any time prior to the voting of the proxy (a) by the execution and submission of a revised proxy, (b) by written notice to the Secretary of the Company or (c) by voting in person at the Annual Meeting. In the absence of such revocation, shares represented by the proxies will be voted at the Annual Meeting.

VOTING OF PROXIES

     The persons named as proxies on the proxy card accompanying this Proxy Statement were designated by the Board of Directors. Any proxy given pursuant to such solicitation and received in time for the Annual Meeting will be voted as specified in such proxy. Unless otherwise instructed or unless authority to vote is withheld, proxies will be voted FOR the ENSTAR Alaska Stock Proposal, FOR the election of the nominees to the Board of Directors, FOR ratification of the engagement of KPMG Peat Marwick and, in accordance with the judgment of the persons named in the proxy, on such other matters as may properly come before such meeting or any adjournment(s) or postponement(s) thereof.

Dated: April   , 1994.

          SUMMARY COMPARISON OF TERMS OF EXISTING SEAGULL COMMON STOCK WITH TERMS OF AMENDED SEAGULL COMMON STOCK AND ENSTAR ALASKA STOCK

     The following summary is qualified in its entirety by the more detailed information appearing elsewhere in this Proxy Statement. See "Proxy Statement Summary" and "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Special Considerations" and "-- Description of Seagull Common Stock and ENSTAR Alaska Stock." Capitalized terms used in this summary have the respective meanings ascribed to them elsewhere in this Proxy Statement. See Annex I -- Glossary of Certain Terms.

                                                                        ENSTAR ALASKA STOCK PROPOSAL
                            EXISTING SEAGULL           --------------------------------------------------------------
                              COMMON STOCK                 SEAGULL COMMON STOCK              ENSTAR ALASKA STOCK
                      -----------------------------    -----------------------------    -----------------------------
Businesses:           All businesses of the Company    Seagull Energy -- (i) Natural    ENSTAR Alaska Group --
                                                       gas exploration, development     Natural gas transmission and
                                                       and production and (ii)          distribution in South-Central
                                                       pipeline and marketing           Alaska.
                                                       operations. Although the
                                                       Company currently expects to
                                                       sell shares of ENSTAR Alaska
                                                       Stock representing 100% of
                                                       the equity attributable to
                                                       the ENSTAR Alaska Group, if
                                                       less than such amount is
                                                       sold, Seagull Energy would
                                                       also initially have a
                                                       "Retained Interest" in the
                                                       business, assets and
                                                       liabilities of the ENSTAR
                                                       Alaska Group.

Issuance:                          --                  Shareholders will continue to    The Company currently expects
                                                       own their existing Seagull       that, shortly after
                                                       Common Stock, certain terms      shareholder approval of the
                                                       of which will be amended to      ENSTAR Alaska Stock Proposal
                                                       allow for the issuance of the    and subject to prevailing
                                                       ENSTAR Alaska Stock.             market and other conditions,
                                                                                        it will make a public
                                                                                        offering for cash of shares
                                                                                        of ENSTAR Alaska Stock
                                                                                        representing 100% of the
                                                                                        equity attributable to the
                                                                                        ENSTAR Alaska Group (the
                                                                                        "ENSTAR Alaska Stock
                                                                                        Offering"). The net proceeds
                                                                                        from the ENSTAR Alaska Stock
                                                                                        Offering are currently
                                                                                        estimated to be approximately
                                                                                        $140 million.

Dividends:            No cash dividends have been      The ENSTAR Alaska Stock          Dividends on the ENSTAR
                      paid since the Company became    Proposal would not change the    Alaska Stock will be paid at
                      an independent entity in         Company's dividend policy        the discretion of the Board
                      1981. Dividends are payable      with respect to the Seagull      based primarily upon the
                      out of funds of the Company      Common Stock. Accordingly,       financial condition, results
                      legally available for            the Board does not currently     of operations and business
                      dividends.                       intend to pay dividends on       requirements of the ENSTAR
                                                       the Seagull Common Stock.        Alaska Group and the Company
                                                       Determinations as to future      as a whole. The Board of
                                                       dividends on the Seagull         Directors currently intends
                                                       Common Stock would be based      to pay an initial dividend on
                                                       primarily upon the financial     the ENSTAR Alaska Stock of
                                                       condition, results of            $8.25 million per year in the
                                                       operations and business          aggregate. Dividends will be
                                                       requirements of Seagull          payable out of the lesser of
                                                       Energy and the Company as a      (i) funds of the Company
                                                       whole. Dividends would be        legally available therefor
                                                       payable out of the lesser of     and (ii) the Available ENSTAR
                                                       (i) funds of the Company         Alaska Dividend Amount. The
                                                       legally available therefor       Available ENSTAR Alaska
                                                       and (ii) the Available           Dividend

                                                                        ENSTAR ALASKA STOCK PROPOSAL
                            EXISTING SEAGULL           --------------------------------------------------------------
                              COMMON STOCK                 SEAGULL COMMON STOCK              ENSTAR ALASKA STOCK
                      -----------------------------    -----------------------------    -----------------------------
                                                       Seagull Energy Dividend          Amount is intended to be an
                                                       Amount. The Available Seagull    amount similar to the amount
                                                       Energy Dividend Amount is        that would be legally
                                                       intended to be an amount         available for dividends if
                                                       similar to the amount that       the ENSTAR Alaska Group were
                                                       would be legally available       a separate company.
                                                       for dividends if Seagull
                                                       Energy were a separate           Subject to the restrictions
                                                       company.                         on the funds out of which
                                                                                        dividends on the Seagull
                                                       Subject to the restrictions      Common Stock and the ENSTAR
                                                       on the funds out of which        Alaska Stock may be paid, the
                                                       dividends on the Seagull         Board may, in its sole
                                                       Common Stock and the ENSTAR      discretion, declare and pay
                                                       Alaska Stock may be paid, the    dividends exclusively on
                                                       Board may, in its sole           either the Seagull Common
                                                       discretion, declare and pay      Stock or the ENSTAR Alaska
                                                       dividends exclusively on         Stock in any amount, and may
                                                       either the Seagull Common        decide not to declare and pay
                                                       Stock or the ENSTAR Alaska       dividends on either or both
                                                       Stock in any amount, and may     classes, notwithstanding the
                                                       decide not to declare and pay    amount of funds available for
                                                       dividends on either or both      dividends on each class, the
                                                       classes, notwithstanding the     amount of prior dividends
                                                       amount of funds available for    declared on each class or any
                                                       dividends on each class, the     other factor. If Seagull
                                                       amount of prior dividends        Energy owns a Retained
                                                       declared on each class or any    Interest, then to the extent
                                                       other factor.                    that the Company pays a
                                                                                        dividend on outstanding
                                                                                        shares of the ENSTAR Alaska
                                                                                        Stock, the ENSTAR Alaska
                                                                                        Group would be charged with,
                                                                                        and Seagull Energy would be
                                                                                        credited with, an amount that
                                                                                        bears the same relation to
                                                                                        the aggregate amount of such
                                                                                        dividend as the Number of
                                                                                        Shares Issuable with Respect
                                                                                        to the Retained Interest, if
                                                                                        any, bears to the number of
                                                                                        shares of ENSTAR Alaska Stock
                                                                                        outstanding.

Dividend, Redemption              None.                None.                            If the Company sells all or
and Exchange Rights on                                                                  substantially all of the
Dispositions:                                                                           properties and assets of the
                                                                                        ENSTAR Alaska Group, the
                                                                                        Company must either (i)
                                                                                        distribute to holders of
                                                                                        ENSTAR Alaska Stock an amount
                                                                                        equal to their proportionate
                                                                                        interest in the Net Proceeds
                                                                                        of such sale, either by
                                                                                        special dividend or by
                                                                                        redemption of all or part of
                                                                                        the outstanding shares of the
                                                                                        ENSTAR Alaska Stock; or (ii)
                                                                                        exchange each outstanding
                                                                                        share of ENSTAR Alaska Stock
                                                                                        for a number of shares of
                                                                                        Seagull Common Stock equal to
                                                                                        110% of an average daily
                                                                                        ratio of the Market Values of
                                                                                        one share of ENSTAR Alaska
                                                                                        Stock to one share of Seagull
                                                                                        Common

                                                                        ENSTAR ALASKA STOCK PROPOSAL
                            EXISTING SEAGULL           --------------------------------------------------------------
                              COMMON STOCK                 SEAGULL COMMON STOCK              ENSTAR ALASKA STOCK
                      -----------------------------    -----------------------------    -----------------------------
                                                                                        Stock.
                                                                                        The Company could, in the
                                                                                        sole discretion of the Board,
                                                                                        at any time prior to the
                                                                                        first anniversary of a
                                                                                        dividend on or a partial
                                                                                        redemption of the outstanding
                                                                                        shares of ENSTAR Alaska Stock
                                                                                        following a sale of all or
                                                                                        substantially all of the
                                                                                        properties and assets of the
                                                                                        ENSTAR Alaska Group, exchange
                                                                                        each remaining outstanding
                                                                                        share of ENSTAR Alaska Stock
                                                                                        for shares of Seagull Common
                                                                                        Stock equal to 110% of the
                                                                                        ratio of a time-weighted
                                                                                        average of the Market Values
                                                                                        of one share of ENSTAR Alaska
                                                                                        Stock to one share of Seagull
                                                                                        Common Stock.

Other Exchange Rights:             None.               None.                            The Company could, in the
                                                                                        sole discretion of the Board,
                                                                                        at any time, exchange the
                                                                                        outstanding ENSTAR Alaska
                                                                                        Stock for a number of shares
                                                                                        of Seagull Common Stock equal
                                                                                        to 115% of the ratio of a
                                                                                        time-weighted average of the
                                                                                        Market Values of one share of
                                                                                        ENSTAR Alaska Stock to one
                                                                                        share of Seagull Common
                                                                                        Stock.
                                                                                        The Company could, in the
                                                                                        sole discretion of the Board,
                                                                                        at any time, exchange all
                                                                                        outstanding shares of ENSTAR
                                                                                        Alaska Stock for shares of
                                                                                        any wholly owned subsidiary
                                                                                        that holds all the assets and
                                                                                        liabilities of the ENSTAR
                                                                                        Alaska Group.

Voting Rights:        The existing Seagull Common      The Seagull Common Stock will    Each share of the ENSTAR
                      Stock has one vote per share.    have one vote per share. The     Alaska Stock will have a
                      The existing Seagull Common      holders of Seagull Common        variable number of votes
                      Stock votes as a single class    Stock will vote together as a    equal to the ratio of a
                      on all matters submitted to      single class with the holders    time-weighted average of the
                      shareholders.                    of the ENSTAR Alaska Stock       Market Values of one share of
                                                       (and any other class or          ENSTAR Alaska Stock to one
                                                       series of capital stock of       share of Seagull Common Stock
                                                       the Company entitled to vote     and may have more than, less
                                                       together with the holders of     than or exactly one vote per
                                                       shares of common stock of the    share. The ENSTAR Alaska
                                                       Company) on all matters          Stock will vote together as a
                                                       submitted to shareholders        single class with the holders
                                                       other than a matter with         of the Seagull Common Stock
                                                       respect to which shares of       (and any other class or
                                                       the Seagull Common Stock         series of capital stock of
                                                       would be entitled to a           the Company entitled to vote
                                                       separate class vote.             together with the holders of
                                                                                        shares of common stock of the
                                                       The approval of the holders      Company) on all matters
                                                       of at least two-thirds of the    submitted to shareholders
                                                       outstanding Seagull Common       other than a matter

                                                                        ENSTAR ALASKA STOCK PROPOSAL
                            EXISTING SEAGULL           --------------------------------------------------------------
                              COMMON STOCK                 SEAGULL COMMON STOCK              ENSTAR ALASKA STOCK
                      -----------------------------    -----------------------------    -----------------------------
                                                       Stock, voting separately as a    with respect to which shares
                                                       class, would be required to      of the ENSTAR Alaska Stock
                                                       approve, subject to certain      would be entitled to a
                                                       exceptions, (i) any dividend     separate class vote.
                                                       or distribution to holders of
                                                       the ENSTAR Alaska Stock of       The approval of the holders
                                                       any of the properties or         of at least two-thirds of the
                                                       assets of Seagull Energy or      outstanding ENSTAR Alaska
                                                       of any shares of Seagull         Stock, voting separately as a
                                                       Common Stock (or Convertible     class, would be required to
                                                       Securities convertible into      approve, subject to certain
                                                       Seagull Common Stock) or of      exceptions, (i) any dividend
                                                       any security that represents     or distribution to holders of
                                                       an equity interest in an         Seagull Common Stock of any
                                                       entity (other than the           of the properties or assets
                                                       Company) that owns any of the    of the ENSTAR Alaska Group or
                                                       properties or assets of          of any shares of ENSTAR
                                                       Seagull Energy, (ii) the use     Alaska Stock (or Convertible
                                                       of any properties or assets      Securities convertible into
                                                       of Seagull Energy in any         ENSTAR Alaska Stock) or of
                                                       business of the Company other    any security that represents
                                                       than a business of Seagull       an equity interest in an
                                                       Energy or (iii) any issuance     entity (other than the
                                                       or sale of Seagull Common        Company) that owns any of the
                                                       Stock (or Convertible            properties or assets of the
                                                       Securities convertible into      ENSTAR Alaska Group, other
                                                       Seagull Common Stock) for the    than a dividend or
                                                       account of the ENSTAR Alaska     distribution on the Seagull
                                                       Group.                           Common Stock of shares of
                                                                                        ENSTAR Alaska Stock (or
                                                                                        Convertible Securities
                                                                                        convertible into shares of
                                                                                        ENSTAR Alaska Stock) to the
                                                                                        extent of Seagull Energy's
                                                                                        Retained Interest, if any, in
                                                                                        the ENSTAR Alaska Group, (ii)
                                                                                        the use of any properties or
                                                                                        assets of the ENSTAR Alaska
                                                                                        Group in any business of the
                                                                                        Company other than a business
                                                                                        of the ENSTAR Alaska Group or
                                                                                        (iii) any issuance or sale of
                                                                                        shares of ENSTAR Alaska Stock
                                                                                        (or Convertible Securities
                                                                                        convertible into ENSTAR
                                                                                        Alaska Stock) for the account
                                                                                        of Seagull Energy except to
                                                                                        the extent of Seagull
                                                                                        Energy's Retained Interest,
                                                                                        if any, in the ENSTAR Alaska
                                                                                        Group.

Mergers and           Holders of existing Seagull      Holders of Seagull Common        Holders of ENSTAR Alaska
Consolidations:       Common Stock are entitled to     Stock will be entitled to        Stock will be entitled to
                      receive the merger or            share the merger or              share the merger or
                      consolidation consideration,     consolidation consideration,     consolidation consideration,
                      if any, attributable to the      if any, attributable to the      if any, attributable to the
                      existing Seagull Common Stock    common stock of the Company      common stock of the Company
                      pursuant to the terms of the     with holders of ENSTAR Alaska    with holders of Seagull
                      merger or consolidation, on a    Stock based upon the relative    Common Stock based upon the
                      pro rata basis.                  Market Capitalizations of the    relative Market
                                                       Seagull Common Stock and the     Capitalizations of the ENSTAR
                                                       ENSTAR Alaska Stock.             Alaska Stock and the Seagull
                                                                                        Common Stock.

Liquidation:          Holders of existing Seagull      Holders of Seagull Common        Holders of ENSTAR Alaska
                      Common Stock are entitled to     Stock will share the funds,      Stock will share the funds,
                                                       if                               if

                                                                        ENSTAR ALASKA STOCK PROPOSAL
                            EXISTING SEAGULL           --------------------------------------------------------------
                              COMMON STOCK                 SEAGULL COMMON STOCK              ENSTAR ALASKA STOCK
                      -----------------------------    -----------------------------    -----------------------------
                      receive the funds, if any,       any, remaining for               any, remaining for
                      remaining for distribution to    distribution to common           distribution to common
                      common shareholders.             shareholders of the Company      shareholders of the Company
                                                       with holders of ENSTAR Alaska    with holders of Seagull
                                                       Stock based upon the relative    Common Stock based upon the
                                                       Market Capitalizations of the    relative Market
                                                       Seagull Common Stock and the     Capitalizations of the ENSTAR
                                                       ENSTAR Alaska Stock.             Alaska Stock and the Seagull
                                                                                        Common Stock.

Stock Exchange        NYSE under the symbol "SGO."     NYSE under the symbol "SGO."     NYSE under the symbol
Listings:                                                                               "      ."

                            PROXY STATEMENT SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and the Annexes hereto. Reference is made to, and this Proxy Statement Summary is qualified in its entirety by, the more detailed information contained in this Proxy Statement and the Annexes hereto. As used herein, the "Company" means Seagull Energy Corporation and its consolidated subsidiaries, unless the context otherwise requires. Unless otherwise defined herein, capitalized terms used in this Proxy Statement Summary have the respective meanings ascribed to them elsewhere in this Proxy Statement or in Annex III hereto. See Annex I -- Glossary of Certain Terms. Shareholders are urged to read this Proxy Statement and the Annexes hereto in their entirety.

                      PROPOSAL 1 -- ELECTION OF DIRECTORS

     The Board of Directors has nominated each of the existing Class II directors, Messrs. Peter J. Fluor, Barry J. Galt, Dean P. Guerin and Robert W. Shower, for three year terms expiring at the 1997 Annual Meeting of Shareholders.

     Directors are elected by a plurality of the votes cast by the holders of Seagull Common Stock present in person or represented by proxy and entitled to vote at the Annual Meeting.

     THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE RE-ELECTION OF MESSRS. FLUOR, GALT, GUERIN AND SHOWER TO THE BOARD OF DIRECTORS. SEE "PROPOSAL
1 -- ELECTION OF DIRECTORS."

                 PROPOSAL 2 -- THE ENSTAR ALASKA STOCK PROPOSAL

GENERAL

     The holders of shares of Seagull Common Stock are being asked to consider and approve a proposal (the "ENSTAR Alaska Stock Proposal") which, if approved, would authorize the amendments to the Articles of Incorporation set forth in Annex III hereto. Such amendments would, among other things (i) authorize 25,000,000 shares of a new class of common stock of the Company, the Seagull Energy Corporation -- ENSTAR Alaska Group Common Stock (the "ENSTAR Alaska Stock"), with the voting powers and relative, participating, optional and other special rights and qualifications, limitations and restrictions thereof set forth in the Articles of Amendment set forth in Annex III hereto and described below and (ii) amend the terms of the existing capital stock of the Company to allow for the issuance of the ENSTAR Alaska Stock.

     While the Seagull Common Stock and the ENSTAR Alaska Stock would both constitute common stock of the Company, each class is intended to reflect separately the performance of the relevant business group. The ENSTAR Alaska Stock is intended to reflect the performance of the Company's natural gas transmission and distribution operations in South-Central Alaska (the "ENSTAR Alaska Group"). The Seagull Common Stock would reflect separately the performance of the Company's remaining two business segments ("Seagull Energy") that consist of (i) natural gas exploration, development and production, which is the Company's primary business focus, and (ii) pipeline and marketing operations.

     The Company currently expects that, shortly after shareholder approval of the ENSTAR Alaska Stock Proposal and subject to then prevailing market and other conditions, it will make a public offering for cash of shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group in the ENSTAR Alaska Stock Offering. The Board of Directors reserves the right to sell shares of ENSTAR Alaska Stock representing less than 100% of such equity and also reserves the right not to proceed with the ENSTAR Alaska Stock Offering if it determines that consummation of such offering is not in the best interests of the Company. The net proceeds from the ENSTAR Alaska Stock Offering are currently estimated to be approximately $140 million. The net proceeds of the ENSTAR Alaska Stock Offering would be used to repay amounts borrowed under the Company's revolving credit agreement, none of which debt is attributable to the ENSTAR Alaska Group. Based upon the assumptions set forth in the pro forma financial information included in Annexes IV and V, the pro forma debt to capital ratio for the Company as a whole as of December 31, 1993 would improve from 59.8% (after taking into account the Seagull Canada Acquisition described below) to 47.0% as a result of the ENSTAR Alaska Stock Proposal and the ENSTAR Alaska Stock Offering, and the pro forma debt to capital ratio for Seagull Energy (without ENSTAR Alaska Group) as of December 31, 1993 would improve from 60.8% to 46.4%. See "Unaudited Condensed Pro Forma Financial Statements" in Annexes IV and V.

     Notwithstanding approval by the shareholders of the ENSTAR Alaska Stock Proposal, the Company would not file the Articles of Amendment to the Articles of Incorporation set forth in Annex III hereto with the Texas Secretary of State until immediately prior to consummation of the ENSTAR Alaska Stock Offering.

     IF THE ENSTAR ALASKA STOCK PROPOSAL IS NOT APPROVED BY THE SHAREHOLDERS OR THE ENSTAR ALASKA STOCK OFFERING IS NOT CONSUMMATED, THE ARTICLES OF AMENDMENT WILL NOT BE FILED AND THE ENSTAR ALASKA STOCK WILL NOT BE ISSUED.

     The authorized but unissued shares of Seagull Common Stock and ENSTAR Alaska Stock would be available for issuance from time to time by the Company at the discretion of the Board of Directors for any proper corporate purpose, which could include raising capital, payment of stock dividends, providing compensation or benefits to employees or acquiring companies or businesses. The approval of the shareholders of the Company will not be solicited by the Company for the issuance from the authorized but unissued shares of common stock of the Company of any additional shares of Seagull Common Stock or ENSTAR Alaska Stock (unless such approval is deemed advisable by the Board of Directors or is required by stock exchange regulations). Having separate equity securities will afford the Company increased flexibility to raise capital and make acquisitions with an equity security specifically related to a particular business group.

SPECIAL CONSIDERATIONS

     Shareholders of One Company; Financial Effects on One Group Could Affect Other Group. Holders of Seagull Common Stock and ENSTAR Alaska Stock will be common shareholders of the Company and would continue to be subject to all of the risks associated with an investment in the Company and all of its businesses and liabilities. Financial effects arising from either Seagull Energy or the ENSTAR Alaska Group that affect the Company's consolidated results of operations or financial condition could affect the results of operations or financial position of the other business group or the market price of both classes of common stock of the Company. In addition, any net losses of Seagull Energy or the ENSTAR Alaska Group and dividends or distributions on, or repurchases of, either class of common stock of the Company will reduce the assets of the Company legally available for payment of dividends on both classes of common stock of the Company. Accordingly, the combined financial information of Seagull Energy and the ENSTAR Alaska Group should be read in conjunction with the Company's consolidated financial information.

     Fiduciary Duties. Although the Company is aware of no precedent concerning the manner in which Texas law would be applied to a board of directors' duties in the context of multiple classes of common stock with divergent interests, the Company believes that a Texas court would hold that a board of directors owes an equal duty to all shareholders regardless of class and does not have separate or additional duties to any group of shareholders.

     Potential Conflicts of Interest. The existence of separate classes of common stock could give rise to occasions when the interests of holders of one class and the holders of the other class may diverge or appear to diverge. Examples include determinations by the Board to (i) pay or omit the payment of dividends on either class of common stock of the Company, (ii) allocate the proceeds of issuances of ENSTAR Alaska Stock subsequent to the ENSTAR Alaska Stock Offering either to Seagull Energy in respect of its Retained Interest, if any, or to the equity of the ENSTAR Alaska Group, (iii) exchange Seagull Common Stock for ENSTAR Alaska Stock at a premium, (iv) approve dispositions of assets of the ENSTAR Alaska Group and (v) make operational and financial decisions with respect to one business group that could be considered to be detrimental to the other business group. Although the Board has not yet done so, the Board could, in its sole discretion from time to time, establish one or more committees of the Board to review matters raising conflict issues and report on such matters to the Board.

     Limited Additional Shareholder Rights. Under the ENSTAR Alaska Stock Proposal, holders of Seagull Common Stock and ENSTAR Alaska Stock will have only the rights of common shareholders of the Company, and would not be provided any rights specifically related to their respective business groups, other than in certain limited circumstances. See "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Special Considerations -- Limited Separate Shareholder Voting Rights; Effects on Voting Power" and "-- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights" and "-- Exchange and Redemption."

     Limited Separate Shareholder Voting Rights; Effects on Voting Power. Under the ENSTAR Alaska Stock Proposal, subject to certain limited exceptions, holders of shares of Seagull Common Stock and holders of shares of ENSTAR Alaska Stock would vote together as a single class (together with the holders of shares of all classes and series of capital stock of the Company entitled to vote together with the holders of shares of common stock of the Company) on all matters as to which common shareholders generally are entitled to vote. Holders of common stock of the Company will have no rights to vote on matters as a separate class (except in certain limited circumstances). Separate meetings for the holders of each class of common stock of the Company will not be held.

     Certain matters as to which the holders of the Company's common stock could be so entitled to vote together as a single class could involve a divergence or the appearance of a divergence of the interests of holders of Seagull Common Stock and holders of ENSTAR Alaska Stock. If the ENSTAR Alaska Stock Proposal is approved by the shareholders and implemented by the Board of Directors, holders of Seagull Common Stock would continue to be entitled to a substantial majority of the total votes to which the then outstanding voting stock of the Company is entitled. In the event that there would be a significant increase in the Market Value of the ENSTAR Alaska Stock relative to the Market Value of the Seagull Common Stock or if additional shares of the ENSTAR Alaska Stock were issued, the number of votes to which such outstanding ENSTAR Alaska Stock would be entitled would increase, although it is unlikely that during the foreseeable future the holders of Seagull Common Stock would possess less than a majority of the total votes to which the outstanding voting stock of the Company would be entitled. See "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights."

     Limited Approval Rights of Future Issuances of Stock. The approval of the shareholders of the Company would not be solicited by the Company for the issuance from the authorized but unissued shares of common stock of any additional shares of Seagull Common Stock or ENSTAR Alaska Stock (unless such approval is deemed advisable by the Board of Directors or is required by stock exchange regulations).

     Management and Accounting Policies Subject to Change. The Board of Directors has adopted certain management and accounting policies and agreements described herein with respect to dividends, the allocation of corporate expenses, assets and liabilities (including contingent liabilities) and inter-group transactions, any and all of which could be modified or rescinded in the sole discretion of the Board of Directors without approval of the shareholders, although the Board of Directors has no present intention to do so. In addition, the ENSTAR Alaska Group is subject to regulation by the Alaska Public Utilities Commission (the "APUC") and has historically been operated as a separate business unit for which separate audited financial statements have been prepared on an annual basis. Accordingly, a majority of the accounting and management policies described in this Proxy Statement have historically been employed by the Company with respect to the ENSTAR Alaska Group, particularly in light of the regulation of the ENSTAR Alaska Group by the APUC.

     The Board of Directors may also adopt additional policies depending upon the circumstances. Any determination of the Board of Directors to modify or rescind such policies, or to adopt additional policies, including any such decision that would have disparate impacts upon holders of Seagull Common Stock and holders of ENSTAR Alaska Stock, would be made by the Board of Directors in good faith and in the honest belief that such decision is in the best interests of the Company. Any such determination would also be made in light of the requirements imposed by the APUC that any transactions between the ENSTAR Alaska Group and its affiliates, including Seagull Energy, must be on terms comparable to arm's length transactions. In addition, generally accepted accounting principles require that any change in accounting policy be preferable (in accordance with such principles) to the policy previously established.

     Effect on Cash Flow from the ENSTAR Alaska Group to Seagull Energy. The Company has historically received cash from the ENSTAR Alaska Group in the form of dividends and payments under the Management Agreement and Tax Sharing Agreement described below. These dividends and contractual payments, after taking into account the costs and tax obligations related to the contractual payments, have been used by Seagull Energy (together with other funds available to it) to fund its operations, including its capital expenditure programs. If the ENSTAR Alaska Stock Proposal is adopted, Seagull Energy will no longer receive the benefit of dividends from the ENSTAR Alaska Group, but will continue to receive payments under the Management Agreement and the Tax Sharing Agreement. During the three years ended December 31, 1993, the ENSTAR Alaska Group paid regular dividends of $8 million per year and a special dividend of $20 million in 1991. See "Proposal 2 -- The ENSTAR Alaska Stock
Proposal -- Special Considerations -- Effect on Cash Flow from the ENSTAR Alaska Group," "-- Management and Accounting Policies," and "-- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights."

     Since 1985, Seagull Energy has provided certain management and administrative services to the ENSTAR Alaska Group. In consideration for these services, the ENSTAR Alaska Group has agreed to pay Seagull Energy an annual management fee equal to the greater of (i) $1,925,000 and (ii) the sum of (A) the direct cost of providing such services and (B) the allocable portion of Seagull Energy's general and administrative expenses associated with providing such services. The Management Agreement would continue in effect following implementation of the ENSTAR Alaska Stock Proposal. Seagull Energy and the ENSTAR Alaska Group are also parties to a Tax Sharing Agreement pursuant to which the ENSTAR Alaska Group generally pays Seagull Energy an amount equal to the amount of income taxes that would be payable by the ENSTAR Alaska Group on a "stand alone" basis, excluding the effects of historical purchase accounting adjustments. The ENSTAR Alaska Group would continue to be included in the Company's consolidated group for income tax purposes after the implementation of the ENSTAR Alaska Stock Proposal, and the Tax Sharing Agreement would continue in effect.

     Potential Effects of Exchange of ENSTAR Alaska Stock. The terms of the ENSTAR Alaska Stock permit the exchange of all outstanding shares of ENSTAR Alaska Stock for Seagull Common Stock upon the terms described under "Proposal
2 -- The ENSTAR Alaska Stock Proposal -- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Exchange and Redemption." Since any such exchange would be at a premium to the then current market price of the ENSTAR Alaska Stock being exchanged, the issuance of additional shares of Seagull Common Stock in connection with such an exchange would dilute the interests in the Company of all holders of Seagull Common Stock. The Company cannot predict the impact of the potential for such exchanges or of any issuance of additional shares of Seagull Common Stock in connection with such an exchange on the market price of either class of common stock of the Company.

     No Assurance as to Market Price. Since there has been no prior market for ENSTAR Alaska Stock, there can be no assurance as to the price to be received by the Company upon the sale thereof. It is also not possible to predict the impact of the sale of ENSTAR Alaska Stock on the market price of the Seagull Common Stock and, accordingly, there can be no assurance that the market price of the Seagull Common Stock would equal or exceed the market price of such stock prior to the Company's announcement or implementation of the ENSTAR Alaska Stock Proposal. Furthermore, there can be no assurance that investors would assign values to the Seagull Common Stock and ENSTAR Alaska Stock based on the reported financial results and prospects of the relevant business group or the dividend policies established by the Board of Directors with respect to such group. Accordingly, financial effects of either group that affect the Company's consolidated results of operations or financial condition could affect the market price of shares of both classes of common stock of the Company. In addition, the Company cannot predict the impact on the market price of either class of common stock of the Company of certain terms of such securities, such as the ability of the Company to exchange shares of ENSTAR Alaska Stock for Seagull Common Stock, the discretion of the Board to make various determinations and the minority voting power of the ENSTAR Alaska Stock.

     Limitations on Potential Unsolicited Acquisitions of a Group. If Seagull Energy and the ENSTAR Alaska Group were stand-alone corporations, any person interested in acquiring either of such corporations without negotiation with management could seek control of the outstanding stock of such corporation by means of a tender offer or proxy contest. Although adoption of the ENSTAR Alaska Stock Proposal would create a new class of common stock of the Company intended to reflect the performance of the ENSTAR Alaska Group, a person interested in acquiring only one business group without negotiation with the Company's management would still be required to seek control of the voting power represented by all of the outstanding capital stock of the Company entitled to vote on such acquisition, including the class of common stock related to the other business group. See "Limited Separate Shareholder Voting Rights; Effects on Voting Power" above. This result is similar to the consequences under the Company's current capital structure, since a person interested in acquiring an interest in any of the Company's business segments without negotiation with the Company's management would still be required to seek control of the voting power represented by all of the outstanding common stock of the Company.

     Public Utility Holding Company Act of 1935. Any company that directly or indirectly owns, controls or holds with power to vote 10% or more of the outstanding voting securities of the Company would generally be deemed to be a "holding company" subject to the requirements of the Public Utility Holding Company Act of 1935, as amended (the "1935 Act"). Following implementation of the ENSTAR Alaska Stock Proposal, the calculation of ownership of the voting securities of the Company would be made on the basis of the percentage of the voting power of the outstanding shares of common stock of the Company. Because the relative voting power between the ENSTAR Alaska Stock and the Seagull Common Stock fluctuates with the Market Values of such shares, as described in "Proposal 2 -- ENSTAR Alaska Stock Proposal -- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights," a shareholder could reach the 10% threshold without acquiring any additional shares. The Articles of Amendment to the Articles of Incorporation provide that, even if the respective Market Values of the ENSTAR Alaska Stock and the Seagull Common Stock fluctuate relative to the other class of common stock from time to time, the number of votes to which the ENSTAR Alaska Stock is entitled will not change until the next applicable record date. See "Proposal 2 -- ENSTAR Alaska Stock
Proposal -- Special Considerations -- Public Utility Holding Company Act of
1935."

     For further discussion of the foregoing and certain other considerations, see "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Special Considerations."

DIVIDEND POLICY

     The Company has not paid any cash dividends on shares of Seagull Common Stock since it became an independent entity in 1981. The ENSTAR Alaska Stock Proposal would not change the Company's dividend policy with respect to the Seagull Common Stock. Accordingly, the Board does not currently intend to pay dividends on the Seagull Common Stock.

     Dividends on the ENSTAR Alaska Stock would be paid at the discretion of the Board based primarily upon the financial condition, results of operations and business requirements of the ENSTAR Alaska Group and the Company as a whole. If the ENSTAR Alaska Stock Proposal is approved and the ENSTAR Alaska Stock Offering is completed, the Board of Directors currently intends to pay an initial dividend on the ENSTAR Alaska Stock of $8.25 million per year in the aggregate.

     While the Board of Directors does not currently intend to change the dividend policies referred to above, it reserves the right to do so at any time and from time to time. Under the ENSTAR Alaska Stock Proposal and Texas law, the Board of Directors would not be required to pay dividends in accordance with the foregoing dividend policies. For information concerning restrictions on the funds from which dividends on the Seagull Common Stock and the ENSTAR Alaska Stock may be paid, see "Proposal 2 -- The ENSTAR Alaska Stock
Proposal -- Dividend Policy" and "-- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Dividends."

DESCRIPTION OF SEAGULL COMMON STOCK AND ENSTAR ALASKA STOCK

     Dividends. Dividends on the Seagull Common Stock and the ENSTAR Alaska Stock will be subject to the same limitations as dividends on the existing Seagull Common Stock, which are limited to the amount of funds of the Company legally available under the Texas Business Corporation Act (the "TBCA") for the payment of dividends by the Company on its capital stock, and subject to the prior payment of dividends on any outstanding shares of any class or series of preferred stock of the Company. Dividends on the Seagull Common Stock, in addition to such limitations, will be further limited to an amount not in excess of the Available Seagull Energy Dividend Amount, which is intended to be similar to the amount that would be legally available for the payment of dividends on Seagull Common Stock under the TBCA if Seagull Energy were a separate company. Dividends on the ENSTAR Alaska Stock, in addition to the limitations set forth above, will be further limited to an amount not in excess of the Available ENSTAR Alaska Group Dividend Amount, which is intended to be similar to the amount that would be legally available for the payment of dividends on ENSTAR Alaska Stock under the TBCA if the ENSTAR Alaska Group were a separate company. There can be no assurance that there will be an Available Seagull Energy Dividend Amount or an Available ENSTAR Alaska Group Dividend Amount. See "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Dividend Policy."

     The TBCA limits the amount of distributions on capital stock to the legally available funds of the Company, which are determined on the basis of the entire Company, and not just the respective business groups. Consequently, the amount of legally available funds for payment of dividends on both classes of common stock of the Company will reflect the amount of any net losses of Seagull Energy and of the ENSTAR Alaska Group and any distributions on, or repurchases, of the Seagull Common Stock or the ENSTAR Alaska Stock. For restrictions on the payment of dividends contained in the Company's debt instruments, see "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Dividend Policy."

     Exchange and Redemption. The Articles of Incorporation currently do not provide for either mandatory or optional exchange or redemption of the Seagull Common Stock. The ENSTAR Alaska Stock Proposal will permit the exchange or redemption of the ENSTAR Alaska Stock (but not the Seagull Common Stock) upon the terms below.

     The Company could, in the sole discretion of the Board, at any time exchange each outstanding share of ENSTAR Alaska Stock for shares of Seagull Common Stock equal to 115% of the ratio of a time-weighted average of the Market Value of one share of ENSTAR Alaska Stock to one share of Seagull Common Stock. This option provides the Company with flexibility to alter its capital structure if warranted by future facts and circumstances.

     If the Company were to dispose of all or substantially all of the properties and assets of the ENSTAR Alaska Group, the Company would be required, subject to certain exceptions and conditions, to either:

          (A) declare and pay a dividend to the holders of the ENSTAR Alaska Stock in an amount equal to their proportionate interest in the Net Proceeds of such Disposition;

          (B) (1) if the Disposition involves all (not merely substantially all) of the assets and properties of the ENSTAR Alaska Group, then, if there are funds of the Company legally available therefor, redeem all outstanding shares of ENSTAR Alaska Stock for an aggregate payment equal to their proportionate interest in the Net Proceeds of such Disposition;

             (2) if the Disposition involves substantially all (but not all) of the assets and properties of the ENSTAR Alaska Group or if the Company does not have sufficient funds legally available to make the full payment contemplated pursuant to clause (1), then, to the extent that there are funds of the Company legally available therefor, redeem the number of whole shares of ENSTAR Alaska Stock that has an aggregate average Market Value, calculated during a specified 10-Business Day period following consummation of such Disposition, closest to the Net Proceeds of such Disposition; or

          (C) exchange each outstanding share of ENSTAR Alaska Stock for shares of Seagull Common Stock equal to 110% of an average daily ratio of the Market Value of one share of ENSTAR Alaska Stock to one share of Seagull Common Stock calculated during a specified 10-Business Day period following the consummation of such Disposition.

     For the definition of "substantially all of the properties and assets of the ENSTAR Alaska Group," see Section 3(b) of Annex III hereto.

     The Company could, in the sole discretion of the Board, within one year after a dividend or partial redemption pursuant to clause (A) or (B)(2) above, exchange each remaining outstanding share of ENSTAR Alaska Stock for shares of Seagull Common Stock, equal to 110% of the ratio of a time-weighted average of the Market Value of one share of ENSTAR Alaska Stock to one share of Seagull Common Stock. For information concerning the ratios used to calculate the number of shares of Seagull Common Stock to be received in the exchanges described above, see the definition of "Market Value Ratio" in Section 3(b)(iv) of Annex III hereto.

     At any time on or after the date on which all of the assets and liabilities of the ENSTAR Alaska Group (and no other assets or liabilities) are held directly or indirectly by a wholly owned subsidiary of the Company, the outstanding shares of the ENSTAR Alaska Stock could be exchanged, in the sole discretion of the Board, for shares of common stock of such subsidiary.

     Voting Rights. The Articles of Incorporation currently provide that holders of Seagull Common Stock have one vote per share on all matters submitted to a shareholder vote. The ENSTAR Alaska Stock Proposal provides that the holders of all classes of common stock of the Company shall vote together as a single class (with the holders of all classes and series of capital stock, if any, of the Company entitled to vote together with the holders of common stock of the Company) on all matters as to which holders of common stock of the Company are entitled to vote other than a matter with respect to which such class would be entitled to vote separately. On all matters to be voted on by the holders of all classes of common stock of the Company and any such class or series of capital stock together as a single class, (i) each outstanding share of Seagull Common Stock would have one vote and (ii) each outstanding share of ENSTAR Alaska Stock would have a number of votes equal to the ratio of a time-weighted average of the Market Value of one share of ENSTAR Alaska Stock to one share of Seagull Common Stock (calculated during a specified period prior to the record date or shareholder consent date). If shares of only one class of common stock of the Company were outstanding, each share of that class would have one vote. If either class of common stock of the Company was entitled to vote separately as a class with respect to any matter, each share of that class would be entitled to one vote in the separate vote on such matter.

     In addition to such other vote or consent as shall then be required by law, the Articles of Incorporation or the Bylaws, the vote or consent of the holders of at least two-thirds of all the shares of Seagull Common Stock then outstanding, voting as a separate class, is necessary in certain other circumstances. A separate class vote of the holders of ENSTAR Alaska Stock is necessary in similar circumstances. See "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights."

     Mergers and Consolidations. Under the TBCA, the holders of the Seagull Common Stock currently would be entitled to share proportionately in the consideration, if any, attributable to the Seagull Common Stock pursuant to the terms of any merger or consolidation to which the Company is a party. Under the ENSTAR Alaska Stock Proposal, the holders of the outstanding shares of each class of common stock would be entitled to receive, or have their shares converted into, a fraction of the consideration attributable to the common stock of the Company pursuant to the terms of any merger or consolidation to which the Company is a party in proportion to the relative time-weighted Market Capitalization of each class of common stock.

     Liquidation Rights. Currently, in the event of a liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, after preferential payments to the holders of preferred stock of the Company, holders of the Seagull Common Stock will receive the funds remaining for distribution to common shareholders. Under the ENSTAR Alaska Stock Proposal, the holders of the outstanding shares of each class of common stock would be entitled to receive a fraction of the funds of the Company remaining for distribution to its common shareholders in proportion to the relative time-weighted average Market Capitalization of each class of common stock.

RETAINED INTEREST OF SEAGULL ENERGY IN ENSTAR ALASKA GROUP; OUTSTANDING INTEREST FRACTION

     The Company currently expects to sell shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group. Nevertheless, the percentage of the equity of the Company attributable to the ENSTAR Alaska Group to be sold to the public in the ENSTAR Alaska Stock Offering will depend upon then prevailing market and other conditions at the time of the ENSTAR Alaska Stock Offering. To the extent that the number of shares of ENSTAR Alaska Stock to be issued and sold in the ENSTAR Alaska Stock Offering would represent less than 100% of the equity attributable to the ENSTAR Alaska Group, the Company would retain and attribute to Seagull Energy a Retained Interest in the ENSTAR Alaska Group. Seagull Energy's Retained Interest in the ENSTAR Alaska Group would not be represented by actual shares of the ENSTAR Alaska Stock and could not be voted by Seagull Energy.

     The "Outstanding Interest Fraction" means the percentage interest in the ENSTAR Alaska Group intended to be represented at any time by the outstanding shares of ENSTAR Alaska Stock, and the "Retained Interest Fraction" means the remaining percentage interest in the ENSTAR Alaska Group that is attributed to Seagull Energy. The sum of the Outstanding Interest Fraction and the Retained Interest Fraction would always equal 100%. The "Number of Shares Issuable with Respect to the Retained Interest" means the number of shares of ENSTAR Alaska Stock that could be sold or otherwise issued by the Company for the account of Seagull Energy in respect of its Retained Interest.

     The Company intends to use the net proceeds of the ENSTAR Alaska Stock Offering to repay amounts borrowed under the Company's revolving credit agreement, none of which debt is attributable to the ENSTAR Alaska Group. In future offerings of ENSTAR Alaska Stock, the Board would, in its sole discretion, determine the allocation of the net proceeds of such sale between Seagull Energy and the ENSTAR Alaska Group. If the Board allocated 100% of the net proceeds of a sale of ENSTAR Alaska Stock to the ENSTAR Alaska Group or to Seagull Energy, the net proceeds would be reflected entirely in the financial statements of the business group to which such proceeds would be allocated. If the net proceeds of an offering of ENSTAR Alaska Stock were allocated to Seagull Energy's Retained Interest in the ENSTAR Alaska Group, the Number of Shares Issuable with Respect to the Retained Interest of Seagull Energy in the ENSTAR Alaska Group would be reduced. If the net proceeds of an offering of ENSTAR Alaska Stock subsequent to the ENSTAR Alaska Stock Offering were not allocated to Seagull Energy, the relevant Number of Shares Issuable with Respect to the Retained Interest in the ENSTAR Alaska Group would not be reduced, but the Retained Interest Fraction with respect to the ENSTAR Alaska Group would nonetheless be reduced, and the Outstanding Interest Fraction with respect to the ENSTAR Alaska Group would be increased accordingly.

     In the event of any dividend or other distribution on outstanding shares of ENSTAR Alaska Stock (including any dividend of, or redemption with, Net Proceeds from a Disposition), while Seagull Energy has a Retained Interest in the ENSTAR Alaska Group, Seagull Energy's financial statements would be credited with, and the ENSTAR Alaska Group's financial statements would be charged with, an amount that bears the same relation to the aggregate amount of such dividend or other distribution as the ratio of the Number of Shares Issuable with Respect to the Retained Interest to the number of shares of ENSTAR Alaska Stock then outstanding.

     In the event that the Company repurchases shares of ENSTAR Alaska Stock for consideration that is attributable to the ENSTAR Alaska Group, the Number of Shares Issuable with Respect to the Retained Interest would not change, but the Retained Interest Fraction would increase, and the Outstanding Interest Fraction would decrease accordingly. In the event that the Company repurchases shares of ENSTAR Alaska Stock for consideration that is attributable to Seagull Energy, the Number of Shares Issuable with Respect to the Retained Interest and the Retained Interest Fraction would increase, and the Outstanding Interest Fraction would decrease accordingly.

     The Board of Directors could, in its sole discretion, determine from time to time to transfer cash or other property from the ENSTAR Alaska Group to Seagull Energy as a return of capital, which would decrease Seagull Energy's Retained Interest in the ENSTAR Alaska Group and, accordingly, would decrease the Retained Interest Fraction and increase the Outstanding Interest Fraction. The Board of Directors could, in its sole discretion, determine from time to time to contribute cash or other property of Seagull Energy as additional equity to the ENSTAR Alaska Group, which would increase Seagull Energy's Retained Interest in the ENSTAR Alaska Group and, accordingly, would increase the Retained Interest Fraction and decrease the Outstanding Interest Fraction.

     For further discussion of, and illustrations of the calculation of the Retained Interest Fraction, the Outstanding Interest Fraction and the Number of Shares Issuable with Respect to the Retained Interest and the effects thereon of dividends on, and issuances and repurchases of, shares of the ENSTAR Alaska Stock, and transfers of cash or other property attributed to Seagull Energy to the ENSTAR Alaska Group, see "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Retained Interest of Seagull Energy in ENSTAR Alaska Group; Outstanding Interest Fraction" and Annex II hereto.

STOCK EXCHANGE LISTINGS

     The Seagull Common Stock is currently listed on the New York Stock Exchange (the "NYSE") under the symbol "SGO." If the ENSTAR Alaska Stock Proposal is implemented, the symbol for the Seagull Common Stock would remain "SGO." Application will be made to the NYSE for listing of the ENSTAR Alaska Stock on
the NYSE under the symbol "    ." See "The ENSTAR Alaska Stock Proposal -- Stock
Exchange Listings."

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

     The Company has been advised by tax counsel that the ENSTAR Alaska Stock and the Seagull Common Stock each will be treated for federal income tax purposes as common stock of the Company, and that no gain or loss would be recognized by the Company or its shareholders by reason of the implementation of the ENSTAR Alaska Stock Proposal or the issuance and sale of ENSTAR Alaska Stock in the ENSTAR Alaska Stock Offering. However, there are no court decisions bearing directly on transactions similar to the ENSTAR Alaska Stock Proposal, and the Internal Revenue Service has had under study since 1987 the federal income tax treatment of stock similar to the ENSTAR Alaska Stock. If, contrary to the opinion of counsel, the ENSTAR Alaska Stock were treated as stock of a subsidiary of the Company, the Company would recognize gain on the issuance of such stock in an amount equal to the excess of the fair market value of such stock over its federal income tax basis to the Company, and (assuming that the Outstanding Interest Fraction is greater than 20%) the ENSTAR Alaska Group would not be includable in the Company's consolidated federal income tax return. See "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Certain Federal Income Tax Considerations."

REQUIRED VOTE

     The ENSTAR Alaska Stock Proposal will require the affirmative vote of the holders of at least two-thirds of all issued and outstanding shares of Seagull Common Stock.

BACKGROUND AND REASONS FOR THE ENSTAR ALASKA STOCK PROPOSAL AND THE ENSTAR ALASKA STOCK OFFERING

     The ENSTAR Alaska Stock Proposal is intended to provide investors with securities reflecting the performance of Seagull Energy separately from the ENSTAR Alaska Group, and to give investors an opportunity to invest in either or both securities depending on their investment objectives, while at the same time retaining the benefits of remaining a single corporation. The ENSTAR Alaska Stock Offering is also intended to provide the Company with significant additional liquidity in an attractive and tax efficient manner.

     The ENSTAR Alaska Stock Proposal is the result of the Board's review of various alternatives for maximizing shareholder value with respect to the ENSTAR Alaska Group. Among the options that have been considered by the Board are (i) selling the ENSTAR Alaska Group, (ii) distributing the ENSTAR Alaska Group to the Company's shareholders in a spin-off and (iii) conducting a public offering of securities issued directly by the ENSTAR Alaska Group representing a portion of the equity ownership of the ENSTAR Alaska Group. After taking into account a variety of factors, including the expected financial, regulatory and tax consequences of these alternatives, as well as structuring constraints imposed by the 1935 Act, the Board currently believes that the ENSTAR Alaska Stock Proposal is the best alternative for maximizing shareholder value with respect to the ENSTAR Alaska Group. However, the Board will continue to evaluate each of the other alternatives mentioned above in light of prevailing market and other conditions, even after shareholder approval is obtained for the ENSTAR Alaska Stock Proposal.

RECOMMENDATION OF THE BOARD OF DIRECTORS

     THE BOARD OF DIRECTORS HAS UNANIMOUSLY APPROVED THE ENSTAR ALASKA STOCK PROPOSAL (INCLUDING THE AMENDMENTS TO THE ARTICLES OF INCORPORATION WHICH CONSTITUTE A PART THEREOF) AND BELIEVES THAT ITS ADOPTION IS IN THE BEST INTERESTS OF THE COMPANY AND ITS SHAREHOLDERS. ACCORDINGLY, THE BOARD OF DIRECTORS UNANIMOUSLY DECLARES THE ENSTAR ALASKA STOCK PROPOSAL ADVISABLE AND RECOMMENDS THAT SHAREHOLDERS VOTE IN FAVOR OF THE ENSTAR ALASKA STOCK PROPOSAL.

                     MARKET PRICES OF SEAGULL COMMON STOCK

     For information concerning market prices of Seagull Common Stock, see "Price Range of and Dividends on Seagull Common Stock."

       PROPOSAL 3 -- RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS

     The shareholders are being asked to ratify the selection of the firm of KPMG Peat Marwick as independent auditors for the fiscal year ending December 31, 1994. Representatives of KPMG Peat Marwick will be present at the Annual Meeting, will have the opportunity to make a statement if they desire to do so and will be available to respond to appropriate questions from shareholders. Approval of the selection of auditors requires the affirmative vote of the holders of a majority of the shares of Seagull Common Stock present or represented by proxy and entitled to vote at the Annual Meeting.

     THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE IN FAVOR OF PROPOSAL 3.
                             ---------------------

     Under applicable Texas law, none of the holders of Seagull Common Stock has appraisal rights in connection with any proposal to be acted upon at the Annual Meeting, including without limitation the ENSTAR Alaska Stock Proposal.

                           SEAGULL ENERGY CORPORATION

                SUMMARY HISTORICAL AND PRO FORMA FINANCIAL DATA

                                                                            HISTORICAL
                                                                ----------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                   PRO FORMA    ----------------------------------
                                                    1993(1)        1993         1992        1991
                                                   ----------   ----------   ----------   --------
                                                       (IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
SUMMARY INCOME STATEMENT DATA (2):
  Revenues.......................................  $  409,523   $  377,165   $  238,829   $248,537
  Depreciation, depletion and amortization.......     131,772      116,556       63,231     52,902
  Operating profit...............................      79,759       75,989       29,883     30,183
  Net earnings (3)...............................      28,085       27,198        6,688      5,107
  Earnings per common share:
     Historical (3)..............................  $       --   $     0.76   $     0.26   $   0.23
     Pro forma Seagull Energy....................        0.59           --           --         --
     Pro forma ENSTAR Alaska Group (4)...........        0.94           --           --         --
SUMMARY SEGMENT DATA:
  Exploration and Production (2):
     Depreciation, depletion and amortization....  $  118,768   $  103,552   $   52,855   $ 42,646
     Operating profit (loss).....................      46,739       42,969       (1,613)     1,275
     Capital expenditures (5)....................     114,562       97,818       32,115     58,459
  Pipeline and Marketing:
     Depreciation, depletion and amortization....       5,493        5,493        3,192      3,278
     Operating profit............................      14,065       14,065        9,057      7,884
     Capital expenditures (6)....................       2,115        2,115        1,622        634
  Alaska Transmission and Distribution:
     Depreciation, depletion and amortization....       7,511        7,511        7,184      6,978
     Operating profit............................      18,955       18,955       22,439     21,024
     Capital expenditures........................      10,094       10,094        9,024     10,492
SUMMARY BALANCE SHEET DATA (END OF PERIOD) (2):
  Property, plant and equipment -- net...........  $1,149,783   $  933,189   $  937,802   $500,255
  Total assets...................................   1,342,654    1,118,251    1,102,964    618,552
  Long-term debt.................................     513,093      459,787      608,011    219,154
  Shareholders' equity (7).......................     579,379      439,379      243,673    235,797

- - ---------------

(1) The summary income statement data and the summary segment data give effect to (i) the acquisition of Novalta Resources Inc. (the "Seagull Canada Acquisition"), financed initially under the credit agreement for the Company's Canadian subsidiary (the "Canadian Credit Agreement") and the Company's revolving credit agreement, and (ii) the application of the estimated net proceeds of $140 million from the issuance and sale for cash of shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group pursuant to the ENSTAR Alaska Stock Offering to repay amounts borrowed under the Company's revolving credit agreement, as if both events had occurred on January 1, 1993. The summary balance sheet data give effect to the pro forma transactions and events described in clauses (i) and (ii) above as if both events had occurred on December 31, 1993.

(2) Includes certain assets acquired in the Mid-Continent region (the "Mid-Continent Assets") since March 8, 1991 and Seagull Mid-South Inc. (formerly Arkla Exploration Company) since December 31, 1992, the respective dates of acquisition of these entities or assets.

(3) 1992 includes the cumulative effect of two changes in accounting principles aggregating $2.3 million or $0.09 per share. Effective January 1, 1992, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.

(4) Assumes that 7,500,000 shares of ENSTAR Alaska Stock are issued in the ENSTAR Alaska Stock Offering.

(5) Exclusive of consideration paid for the Mid-Continent Assets in 1991 and Seagull Mid-South Inc. in 1992.

(6) Exclusive of consideration paid for two gas gathering systems in 1992.

(7) Reflects the December 13, 1991 and February 5, 1993 issuance and sale of 3,000,000 shares and 10,120,000 shares, respectively, of Seagull Common Stock pursuant to underwritten public offerings.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                SUMMARY HISTORICAL AND PRO FORMA FINANCIAL DATA

                                                                             HISTORICAL
                                                                   ------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                      PRO FORMA    ------------------------------
                                                       1993(1)       1993       1992       1991
                                                      ----------   --------   --------   --------
                                                        (IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
SUMMARY INCOME STATEMENT DATA (2):
  Revenues..........................................  $  302,279   $269,921   $129,231   $118,922
  Depreciation, depletion and amortization..........     124,261    109,045     56,047     45,924
  Operating profit..................................      60,804     57,034      7,444      9,159
  Net earnings (loss) (3)...........................      21,037     20,150     (5,351)    (4,519)
  Earnings per common share.........................  $     0.59         --         --         --
SUMMARY SEGMENT DATA:
  Exploration and Production (2):
     Depreciation, depletion and amortization.......  $  118,768   $103,552   $ 52,855   $ 42,646
     Operating profit (loss)........................      46,739     42,969     (1,613)     1,275
     Capital expenditures (4).......................     114,562     97,818     32,115     58,459
  Pipeline and Marketing:
     Depreciation, depletion and amortization.......       5,493      5,493      3,192      3,278
     Operating profit...............................      14,065     14,065      9,057      7,884
     Capital expenditures (5).......................       2,115      2,115      1,622        634
SUMMARY BALANCE SHEET DATA (END OF PERIOD) (2):
  Property, plant and equipment -- net..............  $  987,779   $771,185   $777,443   $340,119
  Total assets......................................   1,156,953    932,550    917,078    429,493
  Long-term debt....................................     450,306    397,000    541,000    156,667
  Common equity.....................................     520,017    380,017    181,906    176,518

- - ---------------

(1) The summary income statement data and the summary segment data give effect to (i) the Seagull Canada Acquisition, financed initially under the Canadian Credit Agreement and the Company's revolving credit agreement, and
     (ii) the application of the estimated net proceeds of $140 million from the issuance and sale for cash of shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group pursuant to the ENSTAR Alaska Stock Offering to repay amounts borrowed under the the Company's revolving credit agreement, as if both events had occurred on January 1, 1993. The summary balance sheet data give effect to the pro forma transactions and events described in clauses (i) and (ii) above as if both events had occurred on December 31, 1993.

(2) Includes the Mid-Continent Assets since March 8, 1991 and Seagull Mid-South Inc. since December 31, 1992, the respective dates of acquisition of these entities or assets.

(3) 1992 includes the cumulative effect of a change in accounting principles of $0.7 million. Effective January 1, 1992, the Company adopted SFAS No. 109, Accounting for Income Taxes.

(4) Exclusive of consideration paid for the Mid-Continent Assets in 1991 and Seagull Mid-South Inc. in 1992.

(5) Exclusive of consideration paid for two gas gathering systems in 1992.

                              ENSTAR ALASKA GROUP

         SUMMARY HISTORICAL AND PRO FORMA FINANCIAL AND OPERATING DATA

                                                                             HISTORICAL
                                                                   ------------------------------
                                                          PRO         YEAR ENDED DECEMBER 31,
                                                         FORMA     ------------------------------
                                                        1993(1)      1993       1992       1991
                                                        --------   --------   --------   --------
                                                         (IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
SUMMARY INCOME STATEMENT DATA:
  Revenues............................................  $107,244   $107,244   $109,598   $129,615
  Depreciation and amortization.......................     7,511      7,511      7,184      6,978
  Operating profit....................................    18,955     18,955     22,439     21,024
  Net earnings (2)....................................     7,048      7,048     12,039      9,626
  Earnings per common share (3).......................  $   0.94         --         --         --
SUMMARY SEGMENT DATA:
  Alaska Transmission and Distribution:
     Depreciation and amortization....................  $  7,511   $  7,511   $  7,184   $  6,978
     Operating profit.................................    18,955     18,955     22,439     21,024
     Capital expenditures.............................    10,094     10,094      9,024     10,492
SUMMARY BALANCE SHEET DATA (END OF PERIOD):
  Property, plant and equipment -- net................  $162,004   $162,004   $160,359   $160,136
  Total assets........................................   185,701    185,701    186,519    189,059
  Long-term debt......................................    62,787     62,787     67,011     62,487
  Common equity.......................................    59,362     59,362     61,767     59,279
OPERATING DATA:
  Degree days (4)..............................................     9,382     10,653     10,178
  Volumes (Bcf)(5)
     Gas Sold..................................................      28.9       30.9       35.3
     Gas Transported...........................................      11.3       10.2        4.3
     Combined..................................................      40.2       41.1       39.6
  Margins ($ per Mcf)(5):
     Gas Sold..................................................      1.49       1.47       1.32
     Gas Transported...........................................      0.36       0.40       0.27
     Combined..................................................      1.17       1.20       1.20
  Year-end customers...........................................    88,200     86,400     84,800

- - ---------------

(1) The summary income statement data and the summary segment data give effect to the issuance and sale of shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group pursuant to the ENSTAR Alaska Stock Offering as if the sale had occurred on January 1, 1993. No pro forma adjustments were necessary to the ENSTAR Alaska Group's historical combined balance sheet as of December 31, 1993 to give effect to the pro forma transaction described above.

(2) 1992 includes the cumulative effect of two changes in accounting principles aggregating $1.6 million. Effective January 1, 1992, the ENSTAR Alaska Group adopted SFAS No. 109, Accounting for Income Taxes, and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.

(3) Assumes that 7,500,000 shares of ENSTAR Alaska Stock are issued in the ENSTAR Alaska Stock Offering.

(4) A measure of weather severity calculated by subtracting the mean temperature for each day from 65 degrees Fahrenheit. More degree days equate to colder weather.

(5) Mcf and Bcf represent one thousand cubic feet and one billion cubic feet of natural gas, respectively.

              PRICE RANGE OF AND DIVIDENDS ON SEAGULL COMMON STOCK

     The Seagull Common Stock is traded on the NYSE under the symbol "SGO." The following table sets forth, for the periods indicated, the high and low sales price per share for the Seagull Common Stock, as reported on the NYSE Composite Tape.

                                                                     HIGH         LOW
                                                                     ----         ---
        1992
          First Quarter............................................  $12  3/4     $10 7/8
          Second Quarter...........................................   14  1/4      11 3/8
          Third Quarter............................................   16           11 7/8
          Fourth Quarter...........................................   16  7/8      14 5/8
        1993
          First Quarter............................................  $24  1/2     $14 7/8
          Second Quarter...........................................   30           22 7/8
          Third Quarter............................................   32  7/8      24
          Fourth Quarter...........................................   31  1/4      21
          1994
          First Quarter (through March 10, 1994)...................  $28  5/8     $24

     On June 4, 1993, the Company effected the Stock Split. The per share prices, weighted average number of shares outstanding and per share amounts in this Proxy Statement have been adjusted to reflect the Stock Split. However, share amounts included in the balance sheets and statements of shareholders' equity as of dates prior to June 4, 1993 have not been adjusted to reflect the Stock Split.

     As of March 10, 1994, the number of holders of record of Seagull Common Stock was 2,910. On March 10, 1994, the day before the public announcement of the ENSTAR Alaska Stock Proposal, the last sales price of the Seagull Common
Stock reported on the NYSE Composite Tape was $24 1/4. On             , 1994,
the last full day of trading before the date of this Proxy Statement, the last sales price of the Seagull Common Stock reported on the NYSE Composite Tape was
$          .

     No cash dividends have been paid on the Seagull Common Stock since the Company became an independent entity as a result of the spin-off of its shares to the stockholders of Houston Oil & Minerals Corporation in March 1981. The ENSTAR Alaska Stock Proposal would not change the Company's dividend policy with respect to the Seagull Common Stock. Accordingly, the Board does not currently intend to pay dividends on the Seagull Common Stock. See "Proposal 2 -- The ENSTAR Alaska Stock Proposal -- Dividend Policy" and "-- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Dividends."

                             PRINCIPAL SHAREHOLDERS

     To the knowledge of the management of the Company and based upon filings with the Securities and Exchange Commission (the "SEC"), the only persons who may be deemed to own beneficially more than 5% of the outstanding Seagull Common Stock (including any "group" as that term is used in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as of February 28, 1994, are named in the following table:

                            NAME AND ADDRESS                       NUMBER       PERCENT
                          OF BENEFICIAL OWNER                    OF SHARES      OF CLASS
        -------------------------------------------------------- ----------     --------
        The Equitable Companies Incorporated(1).................  3,399,600          9.4%
        787 Seventh Avenue
        New York, NY 10019
        FMR Corp.(2)............................................  2,891,574          8.0%
        82 Devonshire Street
        Boston, MA 02109
        RCM Capital Management(3)...............................  2,442,800          6.7%
        Four Embarcadero Center, Suite 2900
        San Francisco, CA 94111

- - ---------------

(1) According to information provided to the Company by The Equitable Companies Incorporated, The Equitable Companies Incorporated and their subsidiaries and certain affiliates (collectively, the "Equitable Entities") beneficially own in the aggregate the shares of Seagull Common Stock indicated above. Except as described below the Equitable Entity holding such shares has sole voting and disposition power with respect to the shares respectively owned by such entity. Alliance Capital Management, L.P. has sole dispositive power with respect to the 3,369,300 shares that it beneficially owns, but has sole voting power with respect to only 2,794,000 shares, shared voting power with respect to 53,800 shares and no voting power with respect to the remaining 521,500 shares.

(2) According to information furnished by FMR Corp., 2,891,574 shares (8.0%) are beneficially owned by Fidelity Management & Research Company, a wholly-owned subsidiary of FMR Corp. and an investment adviser registered under Section 203 of the Investment Advisers Act of 1940. Beneficial ownership by Fidelity Management & Research Company arises as a result of its acting as investment adviser to the Fidelity Magellan Fund, an investment company registered under Section 8 of the Investment Company Act of 1940 (the "Fund"). The Fund had beneficial ownership of all 2,891,574 shares. Edward C. Johnson 3d, Chairman of FMR Corp., owns 34.0% of the outstanding voting common stock of FMR Corp. Various Johnson family members and trusts for the benefit of Johnson family members own FMR Corp. voting common stock. These Johnson family members, through their ownership of voting common stock, form a controlling group with respect to FMR Corp. FMR Corp., through its control of Fidelity Management & Research Company, and the Fund each has sole power to dispose of the 2,891,574 shares. Neither FMR Corp. nor Edward C. Johnson 3d has the sole power to vote or direct the voting of the shares owned directly by the Fund, which power resides with the Fund's Board of Trustees. Fidelity Management & Research Company carries out the voting of the shares under written guidelines established by the Fund's Board of Trustees.

(3) According to information furnished by RCM Capital Management ("RCM"), RCM is an investment adviser and in such capacity may have discretionary authority to dispose of or to vote securities that are under its management, and as a result may be deemed to have beneficial ownership of such securities. RCM Limited L.P. ("RCM Limited") is the General Partner of RCM and RCM General Corporation ("RCM General") is the General Partner of RCM Limited. RCM General and RCM Limited may be deemed to have beneficial ownership of shares as to which RCM is deemed to have beneficial ownership. RCM had sole dispositive power with respect to 2,402,800 of the shares set forth above, shared dispositive power with respect to 40,000 of the shares set forth above, sole voting power with respect to 1,914,450 of such shares and no voting power with respect to the balance of such shares. RCM serves as investment manager for the RCM Growth Equity Fund and the RCM Small Cap Fund, two series of the RCM Capital Funds, Inc. (the "RCM Funds"). As of December 31, 1993, the RCM Funds held 601,500 shares of Seagull Common Stock (which shares are included in the shares as to which RCM is deemed to have beneficial ownership). All of these shares were held by the RCM Growth Equity Fund.

                      PROPOSAL 1 -- ELECTION OF DIRECTORS

     Four directors are to be elected at the Annual Meeting. The Company's Bylaws provide for a classified Board of Directors. Thus, the Board of Directors is divided into Classes I, II and III, the terms of office of which are currently scheduled to expire, respectively, on the dates of the Company's Annual Meetings of Shareholders in 1996, 1994 and 1995. Peter J. Fluor, Barry J. Galt, Dean P. Guerin and Robert W. Shower have been nominated to serve in Class II and, if elected, will serve until the Company's 1997 Annual Meeting of Shareholders and until their respective successors shall have been elected and qualified. Each of the nominees for director currently serves as a director of the Company. The remaining eight directors named below will not be required to stand for election at the Annual Meeting because their present terms expire in either 1995 or 1996. A plurality of the votes cast in person or by proxy by the holders of Seagull Common Stock is required to elect a director. Accordingly, under Texas law and the Company's Articles of Incorporation and Bylaws, abstentions and broker non-votes would have no effect on the election of directors. Shareholders may not cumulate their votes in the election of directors.

     Unless otherwise instructed or unless authority to vote is withheld, the enclosed proxy will be voted FOR the election of the nominees listed below. Although the Board of Directors does not contemplate that any of the nominees will be unable to serve, if such a situation arises prior to the Annual Meeting, the persons named in the enclosed proxy will vote for the election of such other person(s) as may be nominated by the Board of Directors.

     The following table sets forth information regarding the names, ages and principal occupations of the nominees and directors, other directorships in certain companies held by them and the length of continuous service as a director of the Company:

     NOMINEES                                                                            DIRECTOR
   AND DIRECTORS               PRINCIPAL OCCUPATION AND DIRECTORSHIPS            AGE      SINCE
- - -------------------    ------------------------------------------------------    ---     --------
CLASS II NOMINEES
Peter J. Fluor         President, Texas Crude Energy, Inc. (independent oil      46        1980
                       and gas company); Director, Fluor Corporation
Barry J. Galt          Chairman of the Board, President and Chief Executive      60        1983
                       Officer of the Company; Director, Standard Insurance
                       Company and Trinity Industries, Inc.
Dean P. Guerin         Chairman, President and Chief Executive Officer,          72        1982
                       Berry-Barnett Food Distribution Co., Inc. (wholesale
                       grocery); Director, Lone Star Technologies and Trinity
                       Industries, Inc.
Robert W. Shower       Executive Vice President and Chief Financial Officer      56        1992
                       of the Company; Director, Lear Seating Corporation
CLASS I DIRECTORS
John B. Brock          Chief Executive Officer, President and Director,          61        1980
                       United Meridian Corporation (oil and gas exploration
                       and production); Director, Southwest Bank of Texas
John W. Elias          Executive Vice President of the Company                   53        1993
Sam F. Segnar          Retired Chairman of the Board and Chief Executive         66        1986
                       Officer, Enron Corp.; Director, MAPCO, Inc., Hartmarx
                       Corporation, Textron, Inc. and Gulf States Utilities
                       Company
George M. Sullivan     Retired Chairman of the Board, Alaska Railroad            72        1989
                       Corporation
CLASS III DIRECTORS
J. Evans Attwell       Attorney, Vinson & Elkins L.L.P.; Director, American      63        1974
                       General Corporation, First City Bancorporation of
                       Texas, Inc. and Galveston-Houston Company

                                             (Table continued on following page)

     NOMINEES                                                                            DIRECTOR
   AND DIRECTORS               PRINCIPAL OCCUPATION AND DIRECTORSHIPS            AGE      SINCE
- - -------------------    ------------------------------------------------------    ---     --------
William R. Grant       Chairman, Galen Associates (venture capital health        69        1986
                       care); Director, Allergan, Inc., Fluor Corporation,
                       New York Life Insurance Company, SmithKline Beecham,
                       p.l.c. and Witco Corporation
Richard M. Morrow      Retired Chairman of the Board and Chief Executive         68        1992
                       Officer, Amoco Corporation; Director, First Chicago
                       Corporation, The First National Bank of Chicago, R.R.
                       Donnelley and Sons Company, Potlatch Corporation,
                       Westinghouse Electric Corporation and Marsh & McLennan
                       Companies, Inc.
Dee S. Osborne         President, Finial Investment Corporation                  63        1983
                       (investments); Director, General Atlantic Resources,
                       Inc. and People's Choice TV of Houston, Inc.;
                       Director, EOTT Energy Corp. (the general partner of
                       EOTT Energy Partners, L.P.)

     Each of the nominees and directors named above has been engaged in the principal occupation set forth opposite his name for the past five years except as follows:

     Mr. Guerin served as Chairman of the Board of Eppler, Guerin & Turner, Inc. (an investment banking firm) from 1951 until his retirement in December 1987. He was named to his present position in June 1990.

     Mr. Shower served for 22 years with the Williams Companies, most recently as Executive Vice President, Finance and Administration and a director until 1986. He served as a Managing Director, Corporate Finance, for Lehman Brothers Inc. (formerly Shearson Lehman Hutton) from 1986 to 1990. He served as Vice President and Chief Financial Officer with AmeriServ Food Company from 1990 to 1991. He served as Senior Vice President, Corporate Development for Albert Fisher, Inc. from 1991 to 1992. Mr. Shower joined the Company as Senior Vice President and Chief Financial Officer in March 1992. He was named to his present position in December 1993.

     Mr. Brock served as Chief Executive Officer, President and a director of Ensource Inc. from January 1986 to October 1989, at which time Ensource, Inc. was merged into its parent company, United Meridian Corporation. He served as President, Chief Operating Officer and a director from October 1989 to February 1992. Mr. Brock was named to his present position in February 1992.

     Mr. Elias served for 30 years with Amoco Production Company and its parent, Amoco Corporation, in a variety of operational and management positions. Most recently, he served as Group Vice President of Worldwide Natural Gas for Amoco Production from November 1988 to January 1993. Mr. Elias was elected to his present position with the Company in March 1993.

     Mr. Segnar served as Chairman of the Board and Chief Executive Officer of HNG/InterNorth, Inc. (now known as Enron Corp.) from 1984 until his retirement in early 1986. He served as Chairman of the Board of Vista Chemical, Inc. from October 1986 to October 1988 and as Chairman of the Board of Collecting Bank, National Association from April 1988 to February 1993.

     Mr. Sullivan served as legislative liaison for the Governor of Alaska during 1987 and as Chairman of the Board, Alaska Railroad Corporation from August 1988 until his retirement in January 1991.

     Mr. Grant served as Chairman of New York Life International Investment, Inc. from August 1987 to April 1989. Mr. Grant was named to his present position in May 1989.

     Mr. Morrow served as Chairman of the Board and Chief Executive Officer of Amoco Corporation from September 1983 until his retirement in February 1991.

SECURITY OWNERSHIP OF DIRECTORS AND MANAGEMENT

                                                                       SEAGULL COMMON STOCK
                                                                       BENEFICIALLY OWNED(1)
                                                                     -------------------------
                                                                      NUMBER              PERCENT
                                                                     OF SHARES           OF CLASS
                                                                     ---------           --------
NONEMPLOYEE DIRECTORS
  J. Evans Attwell.................................................     31,200(2)            *
  John B. Brock....................................................     76,572(2)(3)         *
  Peter J. Fluor...................................................     27,198(2)(4)         *
  William R. Grant.................................................      2,800(2)            *
  Dean P. Guerin...................................................     41,200(2)            *
  Richard M. Morrow................................................      7,200(2)            *
  Dee S. Osborne...................................................     48,000(2)            *
  Sam F. Segnar....................................................      2,600(2)            *
  George M. Sullivan...............................................      2,200(2)            *
EXECUTIVE OFFICERS
  Barry J. Galt....................................................    578,321(2)(5)(6)    1.6%
  John W. Elias....................................................      7,112(2)(6)         *
  Robert W. Shower.................................................     38,460(2)(5)(6)      *
  Richard F. Barnes................................................     45,820(2)(5)(6)      *
  Thomas P. McConn.................................................     64,635(2)(5)(6)      *
  Directors and executive officers as a group (18 persons).........  1,042,151(7)          2.8

- - ---------------
*   Less than 1%.

(1) Unless otherwise indicated, beneficial owners have sole voting and investment power with respect to the shares listed. Amounts shown are as of April 4, 1994, except for amounts held by the trustee of the Company's Thrift Plan and Employee Stock Ownership Plan, which are as of December 31, 1993.

(2) Includes 517,020 shares that the nonemployee directors and executive officers have a right to purchase within 60 days pursuant to stock options ("Options") granted under the Company's stock option plans as follows: each nonemployee director -- 1,200, Mr. Galt -- 380,400, Mr. Shower -- 36,000, Mr. Barnes -- 35,820 and Mr. McConn -- 54,000. Prior to exercising these Options, the officers will have no voting or investment power with respect to said shares.

(3) Includes 51,372 shares held directly by family members for which Mr. Brock disclaims any power to vote or dispose of or have direct disposition.

(4) Includes 8,000 shares held by certain trusts with respect to which Mr. Fluor is the sole trustee but for which he disclaims any beneficial ownership.

(5) Includes 19,786 shares held by the trustee of the Company's Thrift Plan for which executive officers have sole voting power and no investment power. Shares held are as follows: Mr. Galt -- 12,395, Mr. Shower -- 1,164 and Mr. McConn -- 6,227.

(6) Includes 11,676 shares held by the trustee of the Company's Employee Stock Ownership Plan for which executive officers have sole voting power and no investment power. Shares held are as follows: Mr. Galt -- 5,526, Mr. Elias -- 446, Mr. Shower -- 1,296 and Mr. McConn -- 4,408.

(7) Includes 58,135 shares held for directors and executive officers as a group in the Company's Thrift Plan and Employee Stock Ownership Plan for which such persons have sole voting power and no investment power. Also, includes 594,046 shares for directors and executive officers as a group that said persons have the right to purchase within 60 days pursuant to Options granted under the Company's stock option plans. Prior to exercising these Options, said persons will have no voting or investment power with respect to said shares.

DIRECTORS' MEETINGS AND COMMITTEES OF THE BOARD OF DIRECTORS

     The Board of Directors held 14 meetings during 1993. Each director attended at least 75% of the aggregate total meetings of the Board of Directors and any committee on which such director served.

     The Company has the following standing committees:

          Audit Committee. The Audit Committee, which currently consists of Messrs. Grant, Guerin, Morrow and Segnar, met three times during 1993. Its principal functions are to confirm the existence of effective accounting and internal control systems and to oversee the entire audit function, both independent and internal.

        Compensation Committee. The Compensation Committee, which currently consists of Messrs. Brock, Fluor and Osborne, met nine times during 1993. Its principal functions are to study, advise and consult with the Company's management respecting the compensation of officers and other key employees of the Company. Members of the Compensation Committee are not eligible to participate in any of the plans or programs they administer.

          Executive Committee. The Executive Committee, which currently consists of Messrs. Attwell, Brock, Galt, Osborne and Segnar, met two times during 1993. Its principal function is to aid and assist the Company's management in the day-to-day operation of the Company.

          Nominating Committee. The Nominating Committee, which currently consists of Messrs. Attwell, Grant, Morrow and Sullivan, met two times during 1993. Its principal function is to make proposals to the full Board of Directors for candidates to be nominated by the Board to fill vacancies or for new directorship positions, if any, which may be created from time to time. The Nominating Committee will consider suggestions from any source, including shareholders, regarding possible candidates for director. No procedure has yet been established for the consideration of nominees recommended by shareholders.

COMPENSATION OF DIRECTORS

     During 1993, each director of the Company who is not a full-time employee was paid an annual director's fee of $20,000 per year plus $1,000 for each meeting of the Board of Directors attended. Audit, Executive, Compensation and Nominating Committee members are paid $750 for each committee meeting attended. Each outside committee chairman receives an additional $1,000 per year. In addition, a nonemployee director who attends a meeting of a committee of which he is not a member is entitled to an attendance fee of $750.

     Stock Options. The Company has a Nonemployee Directors Stock Option Plan (the "Directors Option Plan") which was approved at the 1993 annual meeting of shareholders (the "1993 Annual Meeting"). The Company utilizes stock options in order to award and retain highly-qualified independent directors, and to allow them to develop a sense of proprietorship and personal involvement in the development and financial success of the Company.

     The Directors Option Plan provides for the grant of options to acquire Seagull Common Stock to each director who is not and never has been an employee of the Company (an "Eligible Director"). On the date of the 1993 Annual Meeting, each Eligible Director received an option to purchase 6,000 shares of Seagull Common Stock at an exercise price equal to the fair market value of the Seagull Common Stock on the date of grant. In addition, each Eligible Director who is elected or appointed to the Board of Directors for the first time will receive on the date of such director's election or appointment an option to purchase 6,000 shares of Seagull Common Stock at an exercise price equal to the fair market value of the Seagull Common Stock on the date of grant.

     On the date of any Annual Meetings of Shareholders prior to the termination of the Directors Option Plan, each Eligible Director who is continuing in office will automatically receive an option to purchase an additional 6,000 shares of Seagull Common Stock at an exercise price equal to the fair market value of the Seagull Common Stock on the date of grant. All outstanding options have terms of ten years and vest 20% per year over the initial five years of their terms.

     Deferred Fee Plan. The Company has an Outside Directors Deferred Fee Plan (the "Deferred Fee Plan"), a non-qualified plan, which was amended and restated effective May 1, 1991. The Deferred Fee Plan requires the automatic deferral of one-half of the annual retainer fee for all directors who are not employees of the Company ("Outside Directors"). In addition, Outside Directors may elect to defer all or a portion of their remaining directors' fees under the Deferred Fee Plan. Amounts automatically deferred under the Deferred Fee Plan are credited based upon "phantom stock" units, which have the same value as Seagull Common Stock, which increase or decrease in value to the full extent of any increase or decrease in the value of Seagull Common Stock and which receive credit for any cash or stock dividends paid with respect to Seagull Common Stock. With respect to fees deferred by Outside Directors prior to January 1, 1991, or fees deferred in excess of the one-half automatic deferral, Outside Directors are permitted to make quarterly elections regarding the method of income crediting for these deferrals, which may be credited either based upon "phantom stock" units or with interest equivalents based upon the prime rate of interest as published in The Wall Street Journal on the last day of the quarter, plus a bonus rate of interest of up to 2% depending on the number of years the Outside Director has served on the Board. All "phantom stock" units credited to Outside Directors' accounts must remain so credited until distribution or, if distribution is to be in a form other than lump sum, the effective date of a final income crediting election made after Board of Directors membership has ceased. Subject to certain restrictions, Outside Directors may elect the timing and mode of their distributions from the Deferred Fee Plan, except on the occurrence of events such as death, plan termination or change of control. Distributions under the Deferred Fee Plan can be made only in cash. Benefits under the Deferred Fee Plan constitute unfunded, unsecured obligations of the Company. As of April 4, 1994 all Outside Directors were participants in the Deferred Fee Plan. If the ENSTAR Alaska Stock Proposal is approved by the shareholders and implemented, the Company currently intends to amend the Deferred Fee Plan to allow Outside Directors to elect to have a portion of their deferred fees credited based on "phantom stock" units, which will be designed to have the same value and the same dividend and liquidation characteristics as the ENSTAR Alaska Stock.

     The following table sets forth Seagull Common Stock "phantom stock" units credited to each participant's account during 1993 and total units credited as of April 4, 1994:

                                                                    SEAGULL COMMON STOCK
                                                                     PHANTOM STOCK UNITS
                                                                          CREDITED
                                                                 ---------------------------
                                                                 IN FISCAL      AS OF APRIL
                                                                   1993           4, 1994
                                                                 ---------     -------------
        J. Evans Attwell.......................................    1,652
        John B. Brock..........................................    1,583
        Peter J. Fluor.........................................    1,613
        William R. Grant.......................................    1,404
        Dean P. Guerin.........................................    1,510
        Richard M. Morrow......................................    1,434
        Dee S. Osborne.........................................    1,568
        Sam F. Segnar..........................................      382
        George M. Sullivan.....................................      747

CERTAIN TRANSACTIONS AND OTHER MATTERS

     The Company's Thrift Plan invests in three different mutual funds (the "Fidelity Funds") affiliated with FMR Corp. (a beneficial owner of more than 5% of the outstanding Seagull Common Stock; see "Principal Shareholders"). However, the amount of money invested in those Fidelity Funds depends upon elections made by the Company's employee participants in the Thrift Plan. The Company believes that the Thrift Plan invests on the same basis in terms of rates and fees as are offered generally to similar employee investment vehicles. As of January 31, 1994, the aggregate amount of funds invested by the Thrift Plan in these funds was $9.2 million.

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an Equitable Entity has acted as an underwriter for various equity and debt offerings conducted by the Company. In February 1993, DLJ acted as an underwriter in the Company's public offering of 10,120,000 shares of Seagull Common Stock, in consideration for underwriting discounts and commissions of $839,602, together with reimbursements for certain out-of-pocket expenses. In July 1993, DLJ acted as an underwriter in the Company's public offering of an aggregate of $250 million of senior and senior subordinated debentures, in consideration for underwriting discounts and commissions of $900,000, together with reimbursements for certain out-of-pocket expenses. The consideration paid to DLJ in these securities offerings was comparable to the commissions and discounts for the other investment banking firms in these transactions that were not affiliated with the Equitable Entities. See "Principal Shareholders."

     During 1993, the Company retained the law firm of Moyers, Martin, Santee, Imel & Tetrick ("Moyers, Martin"), of Tulsa, Oklahoma, with respect to matters of Oklahoma law. Moyers, Martin has been retained to perform similar services with respect to matters of Oklahoma law in 1994. Mr. D. Stanley Tacker, Mr. Galt's son-in-law, is a partner in Moyers, Martin. Mr. Galt is Chairman, President and Chief Executive Officer of the Company.

     Pursuant to the requirements of Section 16(a) of the Exchange Act, Janice
K. Hartrick, Chief Counsel and Vice President, Environmental Affairs of the Company, filed a report of change in beneficial ownership on Form 4 with the SEC during February 1994. However, because the sale to which the Form 4 related occurred during September 1993, Ms. Hartrick's filing was not timely made. Ms. Hartrick has advised the Company that she has made all other Section 16(a) filings during 1993 on a timely basis.

  Compensation Committee Interlocks and Insider Participation

     J. Evans Attwell, a director of the Company, served as a member of the Compensation Committee during 1993 until May 11, 1993, the date of the 1993 Annual Meeting of Shareholders, at which time his term expired. During 1993, the Company retained the law firm of Vinson & Elkins L.L.P., of which Mr. Attwell is an attorney, to perform various legal services for the Company. Vinson & Elkins L.L.P. has been retained to perform similar services in 1994.

     The Company and UMC Petroleum Corporation, a subsidiary of United Meridian Corporation ("UMC"), entered into a Lease Purchase and Drilling Agreement in 1992 in connection with a UMC-operated gas and oil property. Based on this
agreement, $          was paid during 1993 to UMC by the Company. The foregoing
transaction was on terms consistent with general industry terms. John B. Brock, a director of the Company and a member of the Compensation Committee, is Chief Executive Officer, President and Director of UMC.

                             EXECUTIVE COMPENSATION

     The following table sets forth annual and long-term compensation for services in all capacities to the Company for the fiscal years ended December 31, 1991, 1992 and 1993, of those persons who were, at December 31, 1993, the Chief Executive Officer and the other four most highly compensated executive officers of the Company (the "Named Officers"):

                           SUMMARY COMPENSATION TABLE

                                                                                                    LONG-TERM
                                                                                                   COMPENSATION
                                                              ANNUAL COMPENSATION                 --------------
                                                   ------------------------------------------         AWARDS
                                                                                 OTHER ANNUAL     --------------      ALL OTHER
             NAME & PRINCIPAL                                                    COMPENSATION     OPTIONS/(SARS)     COMPENSATION
                 POSITION                   YEAR   SALARY($)     BONUS($)(1)      ($)(2)(3)         (SHS.)(4)         ($)(2)(5)
- - ------------------------------------------  ----   ---------     -----------     ------------     --------------     ------------
Barry J. Galt.............................  1993   $ 465,000      $ 298,000        $      0           100,000          $ 31,155
  Chairman of the Board                     1992   $ 440,000      $ 440,000        $      0           150,000          $ 75,913
  and Chief Executive Officer               1991   $ 410,000      $ 140,000                                 0
John W. Elias.............................  1993   $ 187,500(6)   $  80,000        $110,431(7)        100,000          $ 11,250
  Executive Vice President
Robert W. Shower..........................  1993   $ 204,000      $  86,000        $      0            30,000          $ 12,240
  Executive Vice President                  1992   $ 149,205(8)   $  95,730        $ 85,637(9)         90,000          $ 23,951
  and Chief Financial Officer
Richard F. Barnes.........................  1993   $ 222,000      $  17,500        $      0            16,000          $ 13,413
  President, ENSTAR                         1992   $ 210,000      $  30,000        $      0            25,000          $ 13,800
  Natural Gas Company                       1991   $ 185,000      $  20,000                                 0
Thomas P. McConn..........................  1993   $ 204,000      $  84,000        $      0            24,000          $ 12,240
  President, Seagull                        1992   $ 184,000      $ 107,560        $      0            40,000          $ 30,381
  Energy E&P Inc.                           1991   $ 168,000      $  32,000                                 0

- - ---------------
(1) Amounts shown include cash compensation earned and received by executive officers as well as amounts earned but deferred under the Executive Incentive Plan for the respective fiscal years.

(2) The rules of the SEC permit a phase in, beginning in 1992, for the disclosures under the headings "Other Annual Compensation" and "All Other Compensation."

(3) No amounts are included for perquisites and personal benefits unless they exceed the lesser of $50,000 or 10% of annual salary and bonus.

(4) No grants of stock appreciation rights have been made.

(5) Amounts reported under "All Other Compensation" represent contributions by the Company to defined contribution plans.

(6) Mr. Elias joined the Company as an employee on March 8, 1993.

(7) Includes a one-time payment of $100,000 given at the time of Mr. Elias's employment in lieu of reimbursement for relocation expenses.

(8) Mr. Shower joined the Company as an employee on March 9, 1992.

(9) Includes a one-time payment of $75,000 given at the time of Mr. Shower's employment in lieu of reimbursement for relocation expenses.

COMPENSATION ARRANGEMENTS

     Mr. Galt has an employment agreement which had an initial term of three years. This term is extended an additional year on December 31 of each year that Mr. Galt remains an employee of the Company, with the result that the remaining term of the employment agreement is not less than two years nor more than three years at any given time. If, however, the Company terminates Mr. Galt's employment because of gross negligence or willful misconduct in the performance of his duties, the employment agreement will terminate immediately. Similarly, if Mr. Galt terminates his employment voluntarily other than in connection with a "change in control" of the Company or other than because he is not re-elected to his current positions (including as a director) or is assigned materially inconsistent duties, the employment agreement will terminate. Mr. Galt's current annual salary under his employment agreement is $496,000.

     During the term of his employment, Mr. Galt will also receive the use of an automobile, various club memberships and certain other personal and business related benefits. Mr. Galt also had an outstanding loan from the Company made in connection with his purchase of his principal residence in Houston, Texas. During 1993, the highest balance on the loan, which accrued interest at 6% per annum, was $200,000. Mr. Galt made a regularly scheduled principal payment of $25,000 during 1993, and the remaining principal balance of $175,000 was paid in full on August 27, 1993.

OPTION EXERCISES AND FISCAL YEAR-END VALUES

     The following is information with respect to the unexercised options to purchase Seagull Common Stock under the Company's stock option plans granted to the Named Officers and held by them at December 31, 1993.

                                                                                                      VALUE OF UNEXERCISED
                                                                           NUMBER OF               IN-THE-MONEY OPTIONS/SARS
                                                                    UNEXERCISED OPTIONS/SARS
                                   SHARES                             AT DECEMBER 31, 1993          AT DECEMBER 31, 1993(1)
                                 ACQUIRED ON         VALUE        ----------------------------    ----------------------------
             NAME              EXERCISE (SHS.)    REALIZED ($)    EXERCISABLE    UNEXERCISABLE    EXERCISABLE    UNEXERCISABLE
- - ----------------------------------------------    ------------    -----------    -------------    -----------    -------------
Barry J. Galt..................     173,740        $4,436,229       350,400         289,600       $5,658,525      $ 2,405,100
John W. Elias..................           0        $        0             0         100,000       $        0      $         0
Robert W. Shower...............           0        $        0        18,000         102,000       $  241,875      $   967,500
Richard F. Barnes..............           0        $        0        40,820          45,200       $  641,994      $   385,950
Thomas P. McConn...............           0        $        0        46,000          71,000       $  647,250      $   606,813

- - ---------------

(1) Value based on the closing price on the NYSE Composite Tape for the Seagull Common Stock on December 31, 1993 ($25.375).

OPTION GRANTS

     The following is information with respect to grants of stock options in fiscal 1993 pursuant to the Company's stock option plans to the Named Officers reflected in the Summary Compensation Table on page 29. No stock appreciation rights were granted under those plans in fiscal 1993.

                                                                                                        POTENTIAL REALIZABLE
                                                  INDIVIDUAL GRANTS                                       VALUE AT ASSUMED
                                                  -----------------                                        ANNUAL RATE OF
                                                     % OF TOTAL                                       STOCK PRICE APPRECIATION
                                                    OPTIONS/SARS
                                                     GRANTED TO          EXERCISE                        FOR OPTION TERM(2)
                               OPTIONS/SARS         EMPLOYEES IN          OR BASE       EXPIRATION    ------------------------
            NAME             GRANTED (SHS.)(1)       FISCAL 1993       PRICE ($/SH.)       DATE           5%           10%
- - ----------------------------------------------    -----------------    -------------    ----------    ----------    ----------
Barry J. Galt................      100,000               18%              $26.375       5/11/2003     $1,658,710    $4,203,496
John W. Elias................      100,000               18%              $26.375       5/11/2003     $1,658,710    $4,203,496
Robert W. Shower.............       30,000                5%              $26.375       5/11/2003     $  497,613    $1,261,049
Richard F. Barnes............       16,000                3%              $26.375       5/11/2003     $  265,394    $  672,559
Thomas P. McConn.............       24,000                4%              $26.375       5/11/2003     $  398,090    $1,008,839

- - ---------------

(1) Options were granted to Named Officers on May 11, 1993. The exercise price per share is equal to the closing price of the Seagull Common Stock on the NYSE Composite Tape on the date of grant. Options granted vest incrementally in three years beginning three years from the date of grant and will not begin to become exercisable until May 11, 1996, except for options granted to Mr. Elias, which vest at a rate of 20% per year beginning one year from the date of grant. If a "change of control" were to occur, vesting of all outstanding Options is subject to acceleration by the Compensation Committee, so that such Options could be exercisable for a period of time determined by the Compensation Committee of the Board of Directors.

(2) The dollar amounts under these columns represent the potential realizable value of each grant of options assuming that the market price of the Seagull Common Stock appreciates in value from the date of grant at the 5% and 10% annual rates of return prescribed by the SEC. These calculations are not intended to forecast possible future appreciation, if any, of the price of Seagull Common Stock.

COMPENSATION COMMITTEE REPORT ON EXECUTIVE COMPENSATION

{1993 COMMITTEE REPORT TO COME}
                                            Compensation Committee
                                            Peter J. Fluor, Chairman
                                            John B. Brock
                                            Dee S. Osborne

SHAREHOLDER RETURN PERFORMANCE PRESENTATION

     The performance graph shown below was prepared by Towers Perrin (benefits consultants retained by the Company) using data from the Standard and Poor's Compustat Database for use in this Proxy Statement. As required by applicable rules of the SEC, the graph was prepared based upon the following assumptions:

          1. $100 was invested in Seagull Common Stock, the S&P 500 and the Peer Group (as defined below) on January 1, 1989.

          2. Peer Group investment is weighted based on the market capitalization of each individual company within the Peer Group at the beginning of each year.

          3. Dividends are reinvested on the ex-dividend dates.

     The companies that comprise the Company's Peer Group are as follows:
Anadarko Petroleum Corporation, Apache Corporation, Burlington Resources, Inc., Cabot Oil & Gas Corporation, Devon Energy Corporation, Enron Oil & Gas Company, Equitable Resources, Inc., The Louisiana Land & Exploration Company, Maxus Energy Corporation, Mesa Inc., Mitchell Energy & Development Corp., Murphy Oil Corporation, Noble Affiliates, Inc., Oryx Energy Company, Parker & Parsley Petroleum Company, Plains Petroleum Company, Pogo Producing Company, Santa Fe Energy Resources, Inc., Southwestern Energy Company and Union Texas Petroleum Holdings, Inc. (collectively, the "Peer Group").

                           SEAGULL ENERGY CORPORATION

                           COMPARATIVE TOTAL RETURNS
                         JANUARY 1989 -- DECEMBER 1993

                COMPARISON OF FIVE YEAR CUMULATIVE TOTAL RETURN*
        AMONG SEAGULL ENERGY CORPORATION, S&P 500 INDEX AND PEER GROUP**

      MEASUREMENT PERIOD
    (FISCAL YEAR COVERED)        SEAGULL ENERGY CORPORATION      S&P 500       PEER GROUP
1/1/89                                    100.00                  100.00          100.00
12/31/89                                  148.00                  132.00          153.00
12/30/90                                  196.00                  127.00          126.00
12/31/91                                  161.00                  166.00          114.00
12/31/92                                  202.00                  179.00          132.00
12/31/93                                  330.00                  197.00          158.00

                                          1/1/89    12/31/89    12/31/90    12/31/91    12/31/92    12/31/93
                                          ------------------------------------------------------------------
         Seagull Energy Corporation       $ 100      $  148      $  196      $  161      $  202      $  330
         S&P 500 Index                    $ 100      $  132      $  127      $  166      $  179      $  197
         Peer Group                       $ 100      $  153      $  126      $  114      $  132      $  158

Assumes $100 invested on January 1, 1989 in Seagull Common Stock, S&P 500 Index and the Peer Group.
 * Total Return assumes the reinvestment of dividends.
** Fiscal year ending December 31.

EXECUTIVE SUPPLEMENTAL RETIREMENT PLAN

     The Company has an Executive Supplemental Retirement Plan (the "Retirement Plan") in which Barry J. Galt is the only current participant. The Retirement Plan was established to provide supplemental retirement benefits for those employees who are designated by the Board of Directors as members and who complete the required period of employment with the Company. Benefits under the Retirement Plan constitute unfunded, unsecured obligations of the Company. The Retirement Plan provides a benefit for the surviving spouse of a participant who dies before retirement with a vested benefit.

     Subject to specified vesting requirements, a participant is entitled to receive when his or her employment is terminated or at his or her normal retirement date, whichever is later, a pension equal to the applicable percentage of average monthly compensation less 50% of his social security benefit. Compensation covered by the Retirement Plan includes base salary only. Mr. Galt is fully vested under the Retirement Plan.

     For Mr. Galt, the applicable percentage is 50% and his average monthly base compensation (which does not include bonuses) is determined based on his last three consecutive calendar years of employment with the Company. Based on Mr. Galt's current annual salary, the estimated annual benefit for Mr. Galt, assuming retirement at age 65, is $277,734 with such payment continuing to the survivor for life upon the death of either Mr. Galt or his spouse.

ENSTAR NATURAL GAS COMPANY RETIREMENT PLAN

     Richard F. Barnes is the only Named Officer eligible to participate in the ENSTAR Natural Gas Company Retirement Plan (the "ENSTAR Retirement Plan").

     The salaried employees of ENSTAR Natural Gas Company, a division of the Company, are eligible to participate in the ENSTAR Retirement Plan. Under the non-contributory plan, a participant who retires at or after the age of 65 with four years of plan participation is eligible for a monthly retirement benefit equal to 2% of a participant's average monthly compensation multiplied by his or her years of benefit service not to exceed ten full years, added to an amount equal to 1% of the participant's average monthly compensation multiplied by his or her benefit service exceeding ten full years. Benefits under the ENSTAR Retirement Plan are not subject to reduction because of Social Security benefits but are reduced by benefits payable under another defined benefit plan to the extent that there is a duplication of benefits for the same period of service.

     The ENSTAR Retirement Plan provides that a participant's benefit will be determined pursuant to the above formula as of the date of termination of employment, but also provides that such benefit will be at least equal to the participant's accrued benefit as of December 31, 1988.

     A participant (or his or her beneficiary) may also be entitled to the foregoing benefit under the ENSTAR Retirement Plan if the participant terminates employment by reason of early retirement (i.e., after the participant has attained the age of 55 and completed five years of vesting service), by reason of total and permanent disability, by reason of death or if the participant terminates employment after the participant has attained a "vested percentage" in his or her ENSTAR Retirement Plan benefit based on his or her years of vesting service under the following schedule:

         YEARS OF                                                             VESTED
         SERVICE                                                            PERCENTAGE
        ---------                                                           ----------
        Less than 5........................................................      0%
        5 or more..........................................................    100%

     The following table shows estimated annual benefits payable upon normal retirement at age 65 based on certain salary assumptions and years of service.

                              PENSION PLAN TABLE*

                                                                 YEARS OF SERVICE
  RANGE OF                                    -------------------------------------------------------
COMPENSATION                                    15          20          25          30          35
- - ------------                                  -------     -------     -------     -------     -------
 $ 50,000.................................... $12,500     $15,000     $17,500     $20,000     $22,500
 $ 75,000.................................... $18,750     $22,500     $26,250     $30,000     $33,750
 $100,000.................................... $25,000     $30,000     $35,000     $40,000     $45,000
 $125,000.................................... $31,250     $37,500     $43,750     $50,000     $56,250
 $150,000.................................... $37,500     $45,000     $52,500     $60,000     $67,500

- - ---------------

* For purposes of determining the benefits shown above, plan compensation for all years of service has been limited to $150,000 in accordance with the limits on qualified plan compensation under Section 401(a)(17) of the Code, without regard to any future adjustments for changes in the cost of living, and benefits accrued prior to January 1, 1994 with respect to plan compensation in excess of $150,000 have been disregarded.

     The following table sets forth the estimated annual benefits payable under normal retirement at age 65, assuming current remuneration levels and participation until normal retirement at age 65, with respect to Mr. Barnes under the provisions of the ENSTAR Retirement Plan:

                                      ESTIMATED
                                       CREDITED
                        CURRENT         YEARS           CURRENT                                    ESTIMATED
                        CREDITED      OF SERVICE      COMPENSATION     CURRENT COMPENSATION         ANNUAL
                        YEARS OF          AT           COVERED BY       ADJUSTED FOR PLAN       BENEFIT PAYABLE
                        SERVICE         AGE 65            PLAN         COMPENSATION LIMITS      UPON RETIREMENT
                        --------     ------------     ------------     --------------------     ---------------
Richard F. Barnes          21             36            $249,500             $150,000              $ 60,700*

- - ---------------

* This benefit assumes the current limitation on plan compensation, $150,000, will remain at $150,000 (with no inflationary adjustments). Mr. Barnes' service from 1967 through 1980 has been recognized under this plan and another retirement plan. Accordingly, his benefit under the ENSTAR Retirement Plan formula has been reduced by $7,896 per year, which is his accrued benefit under the other plan.

                 PROPOSAL 2 -- THE ENSTAR ALASKA STOCK PROPOSAL

GENERAL

     The holders of shares of Seagull Common Stock are being asked to consider and approve the ENSTAR Alaska Stock Proposal that, if approved, would authorize the amendments to the Articles of Incorporation set forth in Annex III hereto. Such amendments would, among other things (i) authorize 25,000,000 shares of a new class of common stock of the Company, the ENSTAR Alaska Stock, with the voting powers and relative, participating, optional and other special rights and qualifications, limitations and restrictions thereof set forth in the Articles of Amendment set forth in Annex III hereto and described below and (ii) amend the terms of the existing capital stock of the Company to allow for the issuance of the ENSTAR Alaska Stock.

     While the Seagull Common Stock and the ENSTAR Alaska Stock will both constitute common stock of the Company, each class is intended to reflect separately the performance of the relevant business group. The ENSTAR Alaska Stock is intended to reflect the performance of the ENSTAR Alaska Group, which is comprised of the Company's natural gas transmission and distribution operations in South-Central Alaska. The Seagull Common Stock would reflect separately the performance of the Company's remaining two business segments that consist of (i) natural gas exploration, development and production, which is the Company's primary business focus, and (ii) pipeline and marketing operations.

     The Company currently expects that, shortly after shareholder approval of the ENSTAR Alaska Stock Proposal and subject to prevailing market and other conditions, it will make a public offering for cash of shares of ENSTAR Alaska Stock in the ENSTAR Alaska Stock Offering. The timing and size of such offering and the price at which such shares would be sold would be determined by the Board at the time of such offering based upon then prevailing market and other conditions; however, it is currently contemplated that the Company would offer to the public shares of ENSTAR Alaska Stock that would represent 100% of the equity attributable to the ENSTAR Alaska Group and that Seagull Energy would not own a Retained Interest. The net proceeds from the ENSTAR Alaska Stock Offering are currently estimated to be approximately $140 million. The net proceeds of the ENSTAR Alaska Stock Offering would be used to repay amounts borrowed under the Company's revolving credit agreement, none of which debt is attributable to the ENSTAR Alaska Group. Based upon the assumptions set forth in the pro forma financial information included in Annexes IV and V, the pro forma debt to capital ratio for the Company as a whole as of December 31, 1993 would improve from 59.8% (after taking into account the Seagull Canada Acquisition) to 47.0% as a result of the ENSTAR Alaska Stock Proposal and the ENSTAR Alaska Stock Offering, and the pro forma debt to capital ratio for Seagull Energy (without ENSTAR Alaska Group) as of December 31, 1993 would improve from 60.8% to 46.4%. See "Unaudited Condensed Pro Forma Financial Statements" in Annexes IV and V.

     Notwithstanding approval by shareholders of the ENSTAR Alaska Stock Proposal, the Company would not file the Articles of Amendment to the Articles of Incorporation set forth in Annex III hereto with the Texas Secretary of State until immediately prior to consummation of the ENSTAR Alaska Stock Offering. At any time prior to such filing, notwithstanding approval of the ENSTAR Alaska Stock Proposal by shareholders, the Board could, in its sole discretion, abandon the entire ENSTAR Alaska Stock Proposal or the ENSTAR Alaska Stock Offering without further action by shareholders. The determination of whether to proceed with the ENSTAR Alaska Stock Offering would be made by the Board based on, among other things, the proposed terms of such offering and then prevailing market and other conditions. The Board reserves the right to sell shares of ENSTAR Alaska Stock representing less than 100% of the equity attributable to the ENSTAR Alaska Group and also reserves the right not to proceed with the ENSTAR Alaska Stock Offering if it determines that consummation of such offering is not in the best interests of the Company.

     IF THE ENSTAR ALASKA STOCK PROPOSAL IS NOT APPROVED BY THE SHAREHOLDERS OR THE ENSTAR ALASKA STOCK OFFERING IS NOT CONSUMMATED, THE ARTICLES OF AMENDMENT WILL NOT BE FILED AND THE ENSTAR ALASKA STOCK WILL NOT BE ISSUED.

     The authorized but unissued shares of Seagull Common Stock and ENSTAR Alaska Stock would be available for issuance from time to time by the Company at the discretion of the Board of Directors for any proper corporate purpose, which could include raising capital, payment of stock dividends, providing compensation or benefits to employees or acquiring companies or businesses. The approval of the shareholders of the Company will not be solicited by the Company for the issuance from the authorized but unissued shares of any additional shares of Seagull Common Stock or ENSTAR Alaska Stock (unless such approval is deemed advisable by the Board of Directors or is required by stock exchange regulations). Having separate equity securities will afford the Company increased flexibility to raise capital and make acquisitions with an equity security specifically related to a particular business group.

     The affirmative vote of the holders of at least two-thirds of the outstanding shares of Seagull Common Stock is required for approval of the ENSTAR Alaska Stock Proposal.

SPECIAL CONSIDERATIONS

     Shareholders of One Company; Financial Effects on One Group Could Affect Other Group. Notwithstanding the allocation of assets and liabilities (including contingent liabilities), shareholders' equity and items of income and expense between Seagull Energy and the ENSTAR Alaska Group for the purpose of preparing their respective financial statements, the change in the equity structure of the Company contemplated by the ENSTAR Alaska Stock Proposal would not affect title to the assets or responsibility for the liabilities of the Company or any of its subsidiaries. The Company and its subsidiaries would each continue to be responsible for their respective liabilities. Holders of Seagull Common Stock and ENSTAR Alaska Stock will be common shareholders of the Company and would continue to be subject to all of the risks associated with an investment in the Company and all of its businesses and liabilities.

     Financial effects arising from either Seagull Energy or the ENSTAR Alaska Group that affect the Company's consolidated results of operations or financial condition could affect the results of operations or financial position of the other business group or the market price of both classes of common stock of the Company. In addition, any net losses of Seagull Energy or the ENSTAR Alaska Group and dividends or distribution on, or repurchases of, either class of common stock of the Company will reduce the assets of the Company legally available for payment of dividends on both classes of common stock of the Company. Accordingly, the Company's consolidated financial information should be read in conjunction with Seagull Energy's and the ENSTAR Alaska Group's combined financial information.

     If the ENSTAR Alaska Stock Proposal is approved by the shareholders and implemented by the Board of Directors, following issuance of the ENSTAR Alaska Stock, the Company would provide to holders of Seagull Common Stock and ENSTAR Alaska Stock separate financial statements, management's discussion and analysis of financial condition and results of operations, business descriptions and other information for the relevant business group and for the consolidated Company. The financial statements of each business group would reflect the financial position, results of operations and cash flows of the businesses included therein. However, such group financial statements could also include contingent liabilities that are not separately identified with the operations of a specific business group. Upon request, the Company would provide to any holder of Seagull Common Stock or ENSTAR Alaska Stock a copy of the separate financial statements of the other business group. See "Management and Accounting Policies" below and the financial information of the Company, Seagull Energy and the ENSTAR Alaska Group set forth in Annexes IV, V and VI hereto, respectively.

     Fiduciary Duties. Although the Company is aware of no precedent concerning the manner in which Texas law would be applied to a board of directors' duties in the context of multiple classes of common stock with divergent interests, the Company believes that a Texas court would hold that a board of directors owes an equal duty to all shareholders regardless of class and does not have separate or additional duties to any group of shareholders. That duty is the fiduciary duty to act in good faith and in the honest belief that its actions are in the Company's best interests. The Company believes that, under Texas law, a good faith determination by a disinterested and adequately informed board, or a committee thereof, which the directors honestly believe is in the best interests of the corporation, would be a defense to any challenge by or on behalf of the holders of either class of stock to a board determination that could have a disparate effect on different classes of stock.

     Disproportionate ownership interests of members of the Board of Directors in one or both classes of common stock of the Company or disparate values between both classes of common stock could create or appear to create potential conflicts of interest when directors are faced with decisions that could have different implications for different classes. Nevertheless, the Company believes that a director would be able to discharge his or her fiduciary responsibilities even if his or her interests in shares of both classes of common stock were disproportionate and/or had disparate values. Under the terms of the Company's employee stock option plans and Directors Option Plan, if the ENSTAR Alaska Stock Proposal is approved by shareholders and implemented by the Board, employee and nonemployee directors would continue to receive options to purchase only shares of Seagull Common Stock. If the ENSTAR Alaska Stock Proposal is approved by the shareholders and implemented, the Company currently intends to amend its thrift plans to provide employees (including directors who are employees) with an option to have a portion of their accounts invested in shares of ENSTAR Alaska Stock. In addition, the Company also currently intends to amend its supplemental benefit plans and the Deferred Fee Plan to provide employee and nonemployee directors, as applicable, with an option to have a portion of their accounts under such plans allocated to "phantom stock" units, which will be designed to have the same value and the same dividend and liquidation characteristics as the ENSTAR Alaska Stock.

     Potential Conflicts of Interest. The existence of separate classes of common stock could give rise to occasions when the interests of holders of Seagull Common Stock and the holders of ENSTAR Alaska Stock may diverge or appear to diverge. Examples include determinations by the Board to (i) pay or omit the payment of dividends on either class of common stock of the Company,
(ii) allocate the proceeds of issuances of ENSTAR Alaska Stock subsequent to the ENSTAR Alaska Stock Offering either to Seagull Energy in respect of its Retained Interest, if any, or to the equity of the ENSTAR Alaska Group, (iii) exchange Seagull Common Stock for ENSTAR Alaska Stock at a premium, (iv) approve dispositions of assets of the ENSTAR Alaska Group and (v) make operational and financial decisions with respect to one group that could be considered to be detrimental to the other business group. Each of the foregoing potential conflicts of interest is discussed below:

          No Assurance of Payment of Dividends. Dividends on the Seagull Common Stock and on the ENSTAR Alaska Stock are limited under Texas law to legally available funds and are subject to the prior payment of dividends on outstanding shares of any class or series of capital stock of the Company with preferential dividend provisions. Dividends on the Seagull Common Stock and the ENSTAR Alaska Stock would also be subject to the direct and indirect restrictions contained in the Company's Credit Agreement and other financing arrangements. See "Dividend Policy" below. Notwithstanding the amount of legally available funds of the Company under Texas law or the Available Seagull Energy Dividend Amount and the Available ENSTAR Alaska Dividend Amount described below, dividends on the capital stock in the aggregate may not at any time exceed the amount then permitted under the limitations in such debt instruments. Payment of dividends on either class of common stock will decrease the amount of funds available under such limitations for the payment of dividends on both classes of common stock. The Board of Directors reserves the right, in its sole discretion, to declare and pay dividends exclusively on the Seagull Common Stock or exclusively on the ENSTAR Alaska Stock, or on both, in equal or unequal amounts, notwithstanding the respective amount of funds legally available for dividends on each class, the amount of prior dividends declared on each class or any other factor. See "Dividend Policy" below. The Company has not paid any cash dividends on shares of Seagull Common Stock since it became an independent entity in 1981. See "Price Range of and Dividends on Seagull Common Stock."

          Allocation of Proceeds upon Issuance of ENSTAR Alaska Stock. The Company intends to use the net proceeds of the ENSTAR Alaska Stock Offering to repay amounts borrowed under the Company's revolving credit agreement, none of which debt is attributable to the ENSTAR Alaska Group. In future offerings of ENSTAR Alaska Stock, the Board would, in its sole discretion, determine the allocation of the net proceeds of such sale between Seagull Energy and the ENSTAR Alaska Group. If the Board allocated 100% of the net proceeds of a sale of ENSTAR Alaska Stock to the ENSTAR Alaska Group, the net proceeds would be reflected entirely in the financial statements of the ENSTAR Alaska Group. To the extent a Retained Interest in the ENSTAR Alaska Group continues to be attributed to Seagull

     Energy, net proceeds from any future offerings of ENSTAR Alaska Stock could be allocated to Seagull Energy or to both Seagull Energy and the ENSTAR Alaska Group, in which event the net proceeds would be reflected in the financial statements of the respective business group as allocated. See
     "-- Retained Interest of Seagull Energy in ENSTAR Alaska Group; Outstanding Interest Fraction" below.

          Optional Exchange of ENSTAR Alaska Stock. The Board could, in its sole discretion, determine to exchange shares of ENSTAR Alaska Stock for shares of Seagull Common Stock at a 15% premium at any time or a 10% premium following any dividend or partial redemption undertaken in connection with a disposition of all or substantially all of the properties or assets of the ENSTAR Alaska Group. This determination could be made at a time when either or both the Seagull Common Stock and the ENSTAR Alaska Stock may be considered to be overvalued or undervalued. In addition, any such exchange at either the 10% or the 15% premium would dilute the interests in the Company of the holders of Seagull Common Stock and could preclude holders of both classes of common stock of the Company from retaining their investment in a security that is intended to reflect separately the performance of the relevant business group. See "Description of Seagull Common Stock and ENSTAR Alaska Stock -- Exchange and Redemption" below.

          Dispositions of ENSTAR Alaska Group Assets. Assuming the assets of the ENSTAR Alaska Group continue to represent less than substantially all of the properties and assets of the Company, the Board could, in its sole discretion and without shareholder approval, approve sales and other dispositions of any amount of the properties and assets of the ENSTAR Alaska Group since Texas law requires shareholder approval only for a sale or other disposition of all or substantially all of the properties and assets of the entire Company not in the "usual and regular course of business." Furthermore, under the TBCA, a sale would be in the "usual and regular course of business" if the Company, directly or indirectly, either continues to engage in one or more businesses or applies a portion of the consideration received in connection with the sale to the conduct of a business in which the Company (either through the ENSTAR Alaska Group, Seagull Energy or another business group) engages following the transaction. However, the ENSTAR Alaska Stock Proposal contains provisions that, in the event of a Disposition (as hereinafter defined) of all or substantially all of the properties and assets of the ENSTAR Alaska Group, require the Company to either (i) distribute to holders of the ENSTAR Alaska Stock an amount equal to their proportionate interest in the Net Proceeds of such Disposition, either by special dividend or by redemption of all or part of the outstanding shares of the ENSTAR Alaska Stock, or
     (ii) exchange the outstanding shares of ENSTAR Alaska Stock for a number of shares of Seagull Common Stock equal to 110% of an average daily ratio of the Market Value of one share of ENSTAR Alaska Stock to the Market Value of one share of Seagull Common Stock. See "Description of Seagull Common Stock and ENSTAR Alaska Stock -- Exchange and Redemption" below.

          Operational and Financial Decisions. The Board could, in its sole discretion, from time to time, make operational and financial decisions that affect disproportionately the businesses of Seagull Energy and the ENSTAR Alaska Group, such as transfers of funds between such groups. The decision to provide funds to one business group may adversely affect the ability of the other group to obtain funds sufficient to implement its growth strategies. Although the Board has not yet done so, the Board could, in its sole discretion, from time to time, establish one or more committees of the Board to review matters raising conflict issues and to report to the Board on such matters.

     Limited Additional Shareholder Rights. Under the ENSTAR Alaska Stock Proposal, holders of Seagull Common Stock and holders of ENSTAR Alaska Stock would have only the rights of common shareholders of the Company, and would not be provided any rights specifically related to their respective business groups, other than (i) the two-thirds separate class vote requirements under certain limited circumstances, as described under "Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights" below, (ii) with respect to the ENSTAR Alaska Stock, the dividend/redemption/exchange provisions described under "Description of Seagull Common Stock and ENSTAR Alaska Stock -- Exchange and Redemption" below and (iii) certain limited class voting rights provided under Texas law. See "Limited Separate Shareholder Voting Rights; Effects on Voting Power" below.

     Limited Separate Shareholder Voting Rights; Effects on Voting Power. Under the ENSTAR Alaska Stock Proposal, subject to certain limited exceptions, holders of shares of Seagull Common Stock and holders of shares of ENSTAR Alaska Stock would vote together as a single class (together with the holders of shares of all classes and series of capital stock of the Company entitled to vote together with the holders of shares of common stock of the Company) on all matters as to which common shareholders generally are entitled to vote. Holders of common stock of the Company will have no rights to vote on matters as a separate class (except in certain limited circumstances as described below). Separate meetings for the holders of each class of common stock of the Company will not be held.

     Certain matters as to which the holders of the Company's common stock could be so entitled to vote together as a single class could involve a divergence or the appearance of a divergence of the interests of the holders of Seagull Common Stock and holders of ENSTAR Alaska Stock. When a vote is taken on any matter as to which all stock is voting together as one class, the class of common stock that is entitled to more than the number of votes required to approve such matter would be in a position to control the outcome of the vote on such matter. See "Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights" below. The relative voting power of shares of Seagull Common Stock and ENSTAR Alaska Stock would fluctuate from time to time, with each share of Seagull Common Stock having one vote and each share of ENSTAR Alaska Stock having a variable number of votes, based upon the relative Market Value of one share of Seagull Common Stock to one share of ENSTAR Alaska Stock. If the ENSTAR Alaska Stock Proposal is approved by the shareholders and implemented by the Board of Directors, holders of Seagull Common Stock would continue to be entitled to a substantial majority of the total votes to which the then outstanding voting stock of the Company is entitled. In the event that there would be a significant increase in the Market Value of the ENSTAR Alaska Stock relative to the Market Value of the Seagull Common Stock or if additional shares of the ENSTAR Alaska Stock were issued, the number of votes to which such outstanding ENSTAR Alaska Stock would be entitled would increase, although it is unlikely that during the foreseeable future the holders of Seagull Common Stock would possess less than a majority of the total votes to which the outstanding voting stock of the Company would be entitled. See "Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights" below.

     Limited Approval Rights of Future Issuances of Stock. The ENSTAR Alaska Stock Proposal provides authorization for the issuance of up to 25,000,000 shares of a new class of common stock, the ENSTAR Alaska Stock. The authorized but unissued shares of Seagull Common Stock and ENSTAR Alaska Stock would be available for issuance from time to time by the Company at the sole discretion of the Board for any proper corporate purpose, which could include raising capital, providing compensation or benefits to employees, paying stock dividends or acquiring companies or businesses. The approval of the shareholders of the Company would not be solicited by the Company for the issuance from the authorized but unissued shares of common stock of any additional shares of Seagull Common Stock or ENSTAR Alaska Stock (unless such approval is deemed advisable by the Board of Directors or is required by stock exchange regulations).

     Management and Accounting Policies Subject to Change. The Board of Directors has adopted certain management and accounting policies and agreements described herein with respect to dividends, the allocation of corporate expenses, assets and liabilities (including contingent liabilities) and inter-group transactions, any and all of which could be modified or rescinded in the sole discretion of the Board of Directors without approval of the shareholders, although the Board of Directors has no present intention to do so. In addition, the ENSTAR Alaska Group is subject to regulation by the APUC and has historically been operated as a separate business unit for which separate audited financial statements have been prepared on an annual basis. Accordingly, a majority of the accounting and management policies described in this Proxy Statement have historically been employed by the Company with respect to the ENSTAR Alaska Group, particularly in light of the regulation of the ENSTAR Alaska Group by the APUC.

     The Board of Directors may also adopt additional policies depending upon the circumstances. Any determination of the Board of Directors to modify or rescind such policies, or to adopt additional policies, including any such decision that would have disparate impacts upon holders of Seagull Common Stock and holders of ENSTAR Alaska Stock, would be made by the Board of Directors in good faith and in the honest belief that such decision is in the best interests of the Company. See "Fiduciary Duties" and "Potential

Conflicts of Interest" above. Any such determination would also be made in light of the requirements imposed by the APUC that any transactions between the ENSTAR Alaska Group and its affiliates, including Seagull Energy, must be on terms comparable to arm's length transactions. In addition, generally accepted accounting principles require that any change in accounting policy be preferable (in accordance with such principles) to the policy previously established.

     Effect on Cash Flow from the ENSTAR Alaska Group to Seagull Energy. The Company has historically received cash from the ENSTAR Alaska Group in the form of dividends and payments under the Management Agreement and Tax Sharing Agreement described below. These dividends and contractual payments, after taking into account the costs and tax obligations related to the contractual payments, have been used by Seagull Energy (together with other funds available to it) to fund its operations, including its capital expenditure programs. If the ENSTAR Alaska Stock Proposal is adopted, Seagull Energy will no longer receive the benefit of dividends from the ENSTAR Alaska Group, but will continue to receive payments under the Management Agreement and the Tax Sharing Agreement. During the three years ended December 31, 1993, the ENSTAR Alaska Group paid regular dividends of $8 million per year and a special dividend of $20 million in 1991. See "Management and Accounting Policies" and "Description of Seagull Common Stock and ENSTAR Alaska Stock -- Voting Rights" below.

     Since 1985, Seagull Energy has provided certain management and administrative services to the ENSTAR Alaska Group. In consideration for these services, the ENSTAR Alaska Group has agreed to pay Seagull Energy an annual management fee equal to the greater of (i) $1,925,000 and (ii) the sum of (A) the direct cost of providing such services and (B) the allocable portion of Seagull Energy's general and administrative expenses associated with providing such services. The Management Agreement would continue in effect following implementation of the ENSTAR Alaska Stock Proposal. Seagull Energy and the ENSTAR Alaska Group are also parties to the Tax Sharing Agreement pursuant to which the ENSTAR Alaska Group generally pays Seagull Energy an amount equal to the amount of income taxes that would be payable by the ENSTAR Alaska Group on a "stand alone" basis, excluding the effects of historical purchase accounting adjustments. The ENSTAR Alaska Group would continue to be included in the Company's consolidated group for income tax purposes after the implementation of the ENSTAR Alaska Stock Proposal, and the Tax Sharing Agreement would continue in effect. See "Management and Accounting Policies" below.

     Potential Effects of Exchange of ENSTAR Alaska Stock. The terms of the ENSTAR Alaska Stock permit the exchange of all outstanding shares of ENSTAR Alaska Stock for Seagull Common Stock upon the terms described under " -- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Exchange and Redemption" below. Since any such exchange would be at a premium to the then current market price of the ENSTAR Alaska Stock being exchanged, the issuance of additional shares of Seagull Common Stock in connection with such an exchange would dilute the interests in the Company of all holders of Seagull Common Stock. The Company cannot predict the impact of the potential for such exchanges or of any issuance of additional shares of Seagull Common Stock in connection with such an exchange on the market price of either class of common stock of the Company.

     No Assurance as to Market Price. Since there has been no prior market for ENSTAR Alaska Stock, there can be no assurance as to the price to be received by the Company upon the sale thereof. It is also not possible to predict the impact of the sale of ENSTAR Alaska Stock on the market price of the Seagull Common Stock and, accordingly, there can be no assurance that the market price of the Seagull Common Stock would equal or exceed the market price of such stock prior to the Company's announcement or implementation of the ENSTAR Alaska Stock Proposal. See "Price Range of and Dividends on Seagull Common Stock."

     The market prices of the Seagull Common Stock and the ENSTAR Alaska Stock would be determined in the trading markets and could be influenced by many factors, including the consolidated results of the Company, as well as the respective performances of Seagull Energy and the ENSTAR Alaska Group, investors' expectations for the Company as a whole, Seagull Energy and the ENSTAR Alaska Group, trading volume and general economic and market conditions. There can be no assurance that investors would assign values to the Seagull Common Stock and ENSTAR Alaska Stock based on the reported financial results and prospects of the relevant business group or the dividend policies established by the Board with respect to such group. Accordingly, financial effects of either group that affect the Company's consolidated results of operations or financial condition could affect the market price of shares of both classes of common stock of the Company. In addition, the Company cannot predict the impact on the market price of either class of common stock of certain terms of such securities, such as the ability of the Company to exchange shares of ENSTAR Alaska Stock for Seagull Common Stock, the discretion of the Board to make various determinations and the minority voting power of the ENSTAR Alaska Stock.

     Limitations on Potential Unsolicited Acquisitions of a Group. If Seagull Energy and the ENSTAR Alaska Group were stand-alone corporations, any person interested in acquiring either of such corporations without negotiation with management could seek control of the outstanding stock of such corporation by means of a tender offer or proxy contest. Although adoption of the ENSTAR Alaska Stock Proposal would create a new class of common stock of the Company intended to reflect the performance of the ENSTAR Alaska Group, a person interested in acquiring only one business group without negotiation with the Company's management would still be required to seek control of the voting power represented by all of the outstanding capital stock of the Company entitled to vote on such acquisition, including the class of common stock related to the other business group. See " -- Limited Separate Shareholder Voting Rights; Effects on Voting Power" above. This result is similar to the consequences under the Company's current capital structure, since a person interested in acquiring an interest in any of the Company's business segments without negotiation with the Company's management would still be required to seek control of the voting power represented by all of the outstanding common stock of the Company.

     Public Utility Holding Company Act of 1935. As a result of its ownership of the gas distribution operations included in the ENSTAR Alaska Group, the Company is a "public utility company" within the meaning of the 1935 Act. Accordingly, any company that directly or indirectly owns, controls or holds with power to vote 10% or more of the outstanding voting securities of the Company would generally be deemed to be a "holding company" within the meaning of the 1935 Act, and therefore would be subject to the registration, reporting and simplification requirements of the 1935 Act. Following implementation of the ENSTAR Alaska Stock Proposal, the calculation of ownership of the voting securities of the Company would be made on the basis of the percentage of the voting power of the outstanding shares of the Company. Because of the fluctuation in relative voting power between the ENSTAR Alaska Stock and the Seagull Common Stock based on Market Value described below, a shareholder could reach the 10% threshold without acquiring any additional shares. For example, if a shareholder owned shares of Seagull Common Stock with 9.99% of the outstanding voting power of the Company's shares, then a relatively modest drop in the Market Value of the ENSTAR Alaska Stock (or increase in the Market Value of the Seagull Common Stock) could increase the relative voting power of Seagull Common Stock and cause the shareholder to become a "holding company" without acquiring any additional shares. The Articles of Amendment to the Articles of Incorporation provide that, even if the respective Market Values of the ENSTAR Alaska Stock and the Seagull Common Stock fluctuate relative to the other from time to time, the number of votes to which the ENSTAR Alaska Stock is entitled will not change until the next applicable record date.

DIVIDEND POLICY

     The Company has not paid any cash dividends on shares of Seagull Common Stock since it became an independent entity in 1981. The ENSTAR Alaska Stock Proposal would not change the Company's dividend policy with respect to the Seagull Common Stock. Accordingly, the Board does not currently intend to pay dividends on the Seagull Common Stock.

     Dividends on the ENSTAR Alaska Stock would be paid at the discretion of the Board based primarily upon the financial condition, results of operations and business requirements of the ENSTAR Alaska Group and the Company as a whole. If the ENSTAR Alaska Stock Proposal is approved and the ENSTAR Alaska Stock Offering is completed, the Board of Directors currently intends to pay an initial dividend on the ENSTAR Alaska Stock of $8.25 million per year in the aggregate.

     While the Board of Directors does not currently intend to change the dividend policies referred to above, it reserves the right to do so at any time and from time to time. Under the ENSTAR Alaska Stock Proposal and Texas law, the Board of Directors would not be required to pay dividends in accordance with the foregoing dividend policies.

     In making its dividend decisions with respect to the Seagull Common Stock and the ENSTAR Alaska Stock, the Board of Directors will rely on the financial statements of Seagull Energy and the ENSTAR Alaska Group, respectively. See Annexes V and VI hereto for the historical financial statements and pro forma financial data of Seagull Energy and the ENSTAR Alaska Group, respectively. The method of calculating earnings per share for the Seagull Common Stock and the ENSTAR Alaska Stock reflects the intent of the Board of Directors that separately reported surplus and earnings of Seagull Energy and the ENSTAR Alaska Group are to be the source for payment of, and the basis for determining, dividends to be paid on the respective class of stock, although liquidation rights of the respective class of stock and legally available funds of the Company may be based on different factors.

     Subject to the restrictions on the funds out of which dividends on the Seagull Common Stock and the ENSTAR Alaska Stock may be paid, as described below in the next paragraph and under " -- Description of Seagull Common Stock and ENSTAR Alaska Stock -- Dividends," the Board of Directors would be able, in its sole discretion, to declare and pay dividends exclusively on either the Seagull Common Stock or the ENSTAR Alaska Stock, or on both, in equal or unequal amounts, notwithstanding the respective amount of funds available for dividends on each class, the amount of prior dividends declared on each class or any other factor.

     The Company's credit agreement (the "Credit Agreement") restricts the Company's declaration or payment of dividends on and repurchases of capital stock of the Company unless each of the following tests have been met and after making such dividend payment such tests continue to be met: (i) the Tangible Net Worth is not less than $350 million, (ii) the ratio of the Company's earnings before interest expense, taxes, depreciation and amortization to the Company's interest expense (including operating lease rentals and capitalized interest) is not less than 3.5:1.0, (iii) the Debt to Capitalization Ratio is less than 60%,
(iv) the aggregate amount of outstanding loans under the Credit Agreement, together with all other senior indebtedness of the Company and its subsidiaries (excluding Alaska Pipeline Company ("APC")) then outstanding, must not exceed the Borrowing Base and (v) no Event of Default or unmatured Event of Default shall have occurred and be continuing; provided that in any event the aggregate dividend payments may not exceed 33 1/3% of the consolidated cumulative net income of the Company and its subsidiaries on a cumulative annual basis from January 1, 1993. The foregoing restrictions do not apply to dividends payable solely in the form of additional shares of common stock of the Company or to dividends payable on up to $100 million of preferred stock. The capitalized terms used herein to describe the restrictions contained in the Credit Agreement have the meanings assigned to them in the Credit Agreement. Under the most restrictive of these tests, as of December 31, 1993, approximately $9.1 million was available for payment of dividends on (other than the stock dividends described above) or repurchase of capital stock of the Company. In connection with the consummation of the ENSTAR Alaska Stock Offering, the Credit Agreement will be required to be amended to allow for the payment of cash dividends on the ENSTAR Alaska Stock. The senior unsecured notes of APC provide for restrictions on dividends, additional borrowings and purchases, redemptions or retirements of shares of capital stock, other than in stock of APC. Under the most restrictive of these provisions, approximately $14.2 million was available for the making of restricted investments, restricted payments and restricted subordinated debt payments by APC as of December 31, 1993.

MANAGEMENT AND ACCOUNTING POLICIES

     If the ENSTAR Alaska Stock Proposal is approved by shareholders and implemented by the Board, the Company would continue to prepare financial statements in accordance with generally accepted accounting principles, consistently applied, for each of Seagull Energy and the ENSTAR Alaska Group, and these financial statements, taken together, would comprise all of the accounts included in the corresponding consolidated financial statements of the Company. The financial statements of each of the business groups reflect the financial position, results of operations and cash flows of the businesses included therein. Consistent with the Articles of Amendment to the Articles of Incorporation and relevant policies, such business group financial statements could also include contingent liabilities that are not separately identified with the operations of a specific business group.

     The ENSTAR Alaska Group is subject to regulation by the APUC and has historically been operated as a separate business unit for which separate audited financial statements have been prepared on an annual basis. The ENSTAR Alaska Group has also conducted its own financing activities by issuing debt of APC, and none of the other debt of the Company and its subsidiaries is for the benefit of or attributable to the ENSTAR Alaska Group. Accordingly, a majority of the accounting and management policies described below have historically been employed by the Company with respect to the ENSTAR Alaska Group, particularly in light of the regulation of the ENSTAR Alaska Group by the APUC.

     Notwithstanding any allocations of assets or liabilities for the purpose of preparing business group financial statements, holders of Seagull Common Stock or of ENSTAR Alaska Stock would continue to be subject to risks associated with an investment in the Company and all of its businesses, assets and liabilities. See "Special Considerations -- Shareholders of One Company; Financial Effects on One Group Could Affect the Other Group" above.

     If the ENSTAR Alaska Stock Proposal is approved by shareholders and implemented by the Board, upon issuance of ENSTAR Alaska Stock, cash management and allocation of principal corporate activities between the ENSTAR Alaska Group and Seagull Energy would be based upon methods that management of the Company believes to be reasonable and are reflected in the combined financial statements reflected in Annexes V and VI, as follows:

          (i) All debt incurred or preferred stock issued by the Company and its subsidiaries would be specifically attributed to and reflected on the financial statements of Seagull Energy, except (a) debt incurred or preferred stock issued by APC and (b) the ENSTAR Alaska Series C Stock (as hereinafter defined).

          (ii) For the periods prior to the ENSTAR Alaska Stock Offering, all financial impacts of equity offerings are reflected entirely in the financial statements of Seagull Energy. After the ENSTAR Alaska Stock Offering, all financial impacts of issuances of additional shares of Seagull Common Stock or additional shares of ENSTAR Alaska Stock, the net proceeds of which are attributed to the Retained Interest of Seagull Energy, would be reflected entirely in the financial statements of Seagull Energy. All financial impacts of issuances of additional shares of ENSTAR Alaska Stock, the net proceeds of which are allocated to the ENSTAR Alaska Group, would be reflected entirely in the financial statements of the ENSTAR Alaska Group. Financial impacts of dividends or other distributions on, and purchases of, shares of Seagull Common Stock or ENSTAR Alaska Stock would be reflected entirely in the financial statements of Seagull Energy and the ENSTAR Alaska Group, respectively, except that, while Seagull Energy has a Retained Interest, Seagull Energy financial statements would be credited, and the ENSTAR Alaska Group financial statements would be charged, with an amount that is proportionate to the aggregate amount paid in respect of any such dividend on, or other distribution with respect to, shares of ENSTAR Alaska Stock.

          (iii) It is currently anticipated that the ENSTAR Alaska Group would continue to conduct its own financing activities by having APC incur debt or issue shares of preferred stock. It is also currently anticipated that Seagull Energy would continue to conduct its own financing activities. However, if funds were to be transferred between the ENSTAR Alaska Group and Seagull Energy (other than payments pursuant to the contracts described in paragraphs (v) and (vi) below), such transfers of funds would generally be accounted for as short-term loans at an interest rate comparable to the rate that the Company could obtain in an arm's length transaction or as an equity contribution to, or return of capital by, the ENSTAR Alaska Group. In such latter event, Seagull Energy's Retained Interest in the ENSTAR Alaska Group would be increased or decreased, as applicable, by the amount of such contribution or return of capital, as a result of which (a) the Number of Shares Issuable with Respect to the Retained Interest would be increased or decreased by an amount equal to the amount of such contribution or return of capital divided by the Market Value of a share of ENSTAR Alaska Stock and (b) Seagull Energy's Retained Interest Fraction would be increased or decreased and the Outstanding Interest Fraction would be decreased or increased accordingly. The Board could determine, in its sole discretion, to make such contribution or return of capital after consideration of a number of factors, including, among others, the relative levels of internally generated cash flows of each business group, the long-term business prospects for each business group, the capital expenditure plans of and the investment opportunities available to each business group, and the availability, cost and time associated with alternative financing sources.

          (iv) The balance sheet of Seagull Energy would reflect any net short-term loans to or borrowings from the ENSTAR Alaska Group, and the balance sheet of the ENSTAR Alaska Group would reflect any net short-term loans to or borrowings from Seagull Energy. Similarly, the respective income statements of Seagull Energy and the ENSTAR Alaska Group would reflect interest income or expense, as the case may be, associated with such loans or borrowings and the respective statements of cash flows of Seagull Energy and the ENSTAR Alaska Group would reflect changes in the amounts thereof deemed outstanding.

          (v) Since 1985, when the Company acquired the ENSTAR Alaska Group, Seagull Energy has provided certain management and administrative services to the ENSTAR Alaska Group pursuant to a series of written management agreements. The most recent such agreement, the Agreement for Services, was entered into effective as of January 1, 1993 (the "Management Agreement"). Pursuant to the Management Agreement, Seagull Energy provides certain management, financial reporting, legal, human resources, treasury, investor relations and administrative services to the ENSTAR Alaska Group. In consideration for these services, the ENSTAR Alaska Group has agreed to pay Seagull Energy an annual management fee equal to the greater of (i) $1,925,000 and (ii) the sum of (A) the direct cost of providing such services and (B) the allocable portion of Seagull Energy's general and administrative expenses associated with providing such services, primarily determined by reference to the relative amount of time spent by Seagull Energy's employees to provide such services. The Management Agreement would continue in effect following implementation of the ENSTAR Alaska Stock Proposal. The Management Agreement may be amended by agreement between Seagull Energy and the ENSTAR Alaska Group.

          (vi) Seagull Energy and the ENSTAR Alaska Group are also parties to a tax sharing agreement dated as of January 1, 1986 (the "Tax Sharing Agreement"). Because the ENSTAR Alaska Group is included in the Company's consolidated group for income tax purposes, tax deductions and credits attributable to Seagull Energy tend to reduce the amount of income tax that would be payable if such taxes were calculated solely with respect to the operations of the ENSTAR Alaska Group. Pursuant to the Tax Sharing Agreement, the ENSTAR Alaska Group generally pays Seagull Energy an amount equal to the amount of income taxes that would be payable by the ENSTAR Alaska Group on a "stand alone" basis, excluding the effects of historical purchase accounting adjustments. In this regard, the assets and liabilities of the ENSTAR Alaska Group are accounted for based upon the ENSTAR Alaska Group's original historical cost prior to the ENSTAR Alaska Group's acquisition by the Company in 1985. To the extent current taxes paid by the ENSTAR Alaska Group to Seagull Energy pursuant to the Tax Sharing Agreement differ from amounts computed based on income and expenses included in the accompanying statements of earnings, such amounts are recorded as an adjustment to common equity. The ENSTAR Alaska Group would continue to be included in the Company's consolidated group for income tax purposes after the implementation of the ENSTAR Alaska Stock Proposal, and the Tax Sharing Agreement would continue in effect. The Tax Sharing Agreement may be amended by agreement between Seagull Energy and the ENSTAR Alaska Group.

     The above policies and agreements could be modified or rescinded by the Board, in its sole discretion, without approval of shareholders, although there is no present intention to do so. The Board could also adopt additional policies depending upon the circumstances. Any determination of the Board to modify or rescind such policies, to adopt additional policies or to amend the Management Agreement or the Tax Sharing Agreement, including any such decision that could have disparate effects upon holders of each class of common stock of the Company, would be made by the Board in good faith and in the honest belief that such decision is in the best interests of the Company. Any such determination would also be made in light of the requirements imposed by the APUC that any transactions between the ENSTAR Alaska Group and its affiliates, including Seagull Energy, must be on terms comparable to arm's length transactions. In addition, generally accepted accounting principles would require that changes in accounting policy must be preferable (in accordance with such principles) to the policy previously in place.

DESCRIPTION OF SEAGULL COMMON STOCK AND ENSTAR ALASKA STOCK

     THE FOLLOWING DESCRIPTION IS QUALIFIED BY REFERENCE TO ANNEX I -- GLOSSARY OF CERTAIN TERMS AND TO ANNEX III TO THIS PROXY STATEMENT, WHICH CONTAINS THE FULL TEXT OF THE PROPOSED AMENDMENT TO ARTICLE FOUR OF THE ARTICLES OF INCORPORATION.

  GENERAL

     The Company's Articles of Incorporation currently provide that the Company is authorized without further shareholder action to issue 105,000,000 shares of capital stock, consisting of 100,000,000 shares of Seagull Common Stock and 5,000,000 shares of Preferred Stock, par value $1.00 per share (the "Preferred Stock"), of which 500,000 shares are designated as Series B Junior Participating Preferred Stock (the "Seagull Energy Series B Stock"). As of April 4, 1994, the Company had issued and outstanding 36,064,649 shares of Seagull Common Stock and no shares of Seagull Energy Series B Stock. If the ENSTAR Alaska Stock Proposal is adopted, the Articles of Incorporation will be amended to authorize the issuance of 130,000,000 shares of capital stock, of which 25,000,000 shall be shares of a new class of the Company's common stock, the ENSTAR Alaska Stock, with the voting powers and relative, participating, optional and other special rights and qualifications, limitations and restrictions thereof set forth in Annex III hereto and described herein. Upon implementation of the ENSTAR Alaska Stock Proposal by the Board, the Board would also designate 250,000 shares as a new series of preferred stock designated as the Series C Junior Participating Preferred Stock (the "ENSTAR Alaska Series C Stock"). As further described below under "Restated Rights Agreement" the Board would authorize and declare a distribution on all ENSTAR Alaska Stock that might be issued from time to time of one preferred stock purchase right for each outstanding share of the ENSTAR Alaska Stock that would entitle the registered holder to purchase from the Company a unit consisting of one one-hundredth of a share of ENSTAR Alaska Series C Stock.

     The treasury shares and the authorized but unissued shares of Preferred Stock, Seagull Common Stock and ENSTAR Alaska Stock will be available for issuance from time to time by the Company at the sole discretion of the Board for any proper corporate purpose, which could include raising capital, providing compensation or benefits to employees, paying stock dividends or acquiring companies or businesses. The approval of the shareholders of the Company will not be solicited by the Company for the issuance from the authorized but unissued shares of Preferred Stock, Seagull Common Stock or ENSTAR Alaska Stock (unless such approval is deemed advisable by the Board of Directors or is required by stock exchange regulations). Any net proceeds from, or other effects of, the issuance by the Company of Seagull Common Stock or ENSTAR Alaska Stock (other than unissued shares of ENSTAR Alaska Stock which may be issued with respect to any Retained Interest) will be attributed to the respective business group. All preferred stock issued by the Company and its subsidiaries would be specifically attributed to and reflected on the financial statements of Seagull Energy, except (i) preferred stock issued by APC and (ii) the ENSTAR Alaska Series C Stock. See "Management and Accounting Policies" above.

  DIVIDENDS

     Dividends on the Seagull Common Stock and the ENSTAR Alaska Stock will be subject to the same limitations as dividends on the existing Seagull Common Stock, which are limited to the amount of funds of the Company legally available under the TBCA for the payment of dividends by the Company on its capital stock, and subject to the prior payment of dividends on any outstanding shares of any class or series of preferred stock of the Company. Under the TBCA, no dividends may be paid to the shareholders if, after giving effect to such dividend, the Company would not be able to pay its debts as they become due in the usual course of business or the Company's total assets would be less than its total liabilities. Assuming the Seagull Canada Acquisition and the ENSTAR Alaska Stock Offering had been completed as of December 31, 1993, the Company had legally available assets of $575.0 million (assuming no Retained Interest), subject to the

Company's ability to continue to pay its debts as they become due in the usual course of business after having distributed any such amount.

     Dividends on the Seagull Common Stock, in addition to such limitations, will be further limited to an amount not in excess of the Available Seagull Energy Dividend Amount, which is intended to be similar to the amount that would be legally available for the payment of dividends on Seagull Common Stock under the TBCA if Seagull Energy were a separate company. There can be no assurance that there will be an Available Seagull Energy Dividend Amount. See "Dividend Policy" above.

     "Available Seagull Energy Dividend Amount," on any date, means an amount equal to the excess of (i) the amount by which the total assets of Seagull Energy exceed the total debts of Seagull Energy, over (ii) the stated capital attributable to the Seagull Common Stock and any class or series of preferred stock of the Company attributed to Seagull Energy as of such date, determined as provided in the TBCA as if Seagull Energy were a corporation for such purposes and on a basis consistent with the determination of Seagull Energy Corporation Earnings Attributable to Seagull Energy; provided that such excess must be reduced by an amount, if any, sufficient to ensure that Seagull Energy would be able to pay its debts as they become due in the usual course of its business.

     "Seagull Energy Corporation Earnings Attributable to Seagull Energy," for any period, means the net income or loss of Seagull Energy for such period (or for fiscal periods of the Company commencing prior to the date on which the Articles of Amendment became effective (the "Effective Date"), the pro forma net income or loss of Seagull Energy for such period as if the Effective Date had been the first day of such fiscal period) determined in accordance with generally accepted accounting principles in effect at such time, reflecting income and expense of the Company allocated to Seagull Energy on a basis substantially consistent with allocations made with respect to the ENSTAR Alaska Group, including, without limitation, corporate administrative costs, net interest and other financial costs and income taxes.

     Assuming the Seagull Canada Acquisition and the ENSTAR Alaska Stock Offering had been completed as of December 31, 1993, the Available Seagull Energy Dividend Amount at such date would have been at least $516.4 million (assuming no Retained Interest). Payment of dividends on any preferred stock of the Company allocated to Seagull Energy will decrease the Available Seagull Energy Dividend Amount. The Company currently has no outstanding shares of preferred stock.

     Dividends on the ENSTAR Alaska Stock, in addition to the limitations set forth above, will be further limited to an amount not in excess of the Available ENSTAR Alaska Group Dividend Amount, which is intended to be similar to the amount that would be legally available for the payment of dividends on ENSTAR Alaska Stock under the TBCA if the ENSTAR Alaska Group were a separate company. There can be no assurance that there will be an Available ENSTAR Alaska Group Dividend Amount. See "Dividend Policy" above.

     "Available ENSTAR Alaska Group Dividend Amount," on any date, means the product of (x) the Outstanding Interest Fraction as of such date and (y) an amount equal to the excess of (i) the amount by which the total assets of the ENSTAR Alaska Group exceed the total debts of the ENSTAR Alaska Group, over (ii) the stated capital attributable to the ENSTAR Alaska Stock and any class or series of preferred stock of the Company attributed to the ENSTAR Alaska Group as of such date, determined as provided in the TBCA as if the ENSTAR Alaska Group were a corporation for such purposes and on a basis consistent with the determination of Seagull Energy Corporation Earnings Attributable to the ENSTAR Alaska Group; provided that such excess must be reduced by an amount, if any, sufficient to ensure that the ENSTAR Alaska Group would be able to pay its debts as they become due in the usual course of its business.

     "Seagull Energy Corporation Earnings Attributable to the ENSTAR Alaska Group," for any period, shall mean the net income or loss of the ENSTAR Alaska Group for such period (or for the fiscal periods of the Company commencing prior to the Effective Date, the pro forma net income or loss of the ENSTAR Alaska Group for such period as if the Effective Date had been the first day of such fiscal period) determined in accordance with generally accepted accounting principles in effect at such time, reflecting income and expense of the Company allocated to the ENSTAR Alaska Group on a basis substantially consistent with allocations made with respect to Seagull Energy, including, without limitation, corporate administrative costs, net interest and other financial costs and income taxes.

     Assuming the ENSTAR Alaska Stock Offering had been completed as of December 31, 1993, the Available ENSTAR Alaska Dividend Amount at such date would have been at least $58.6 million, assuming no Retained Interest. Payment of dividends on any preferred stock of the Company allocated to the ENSTAR Alaska Group will decrease the Available ENSTAR Alaska Group Dividend Amount. The Company currently has no outstanding shares of preferred stock.

     The TBCA limits the amount of distributions on capital stock to the legally available funds of the Company, which are determined on the basis of the entire Company, and not just the respective business groups. Consequently, the amount of legally available funds for payment of dividends on both classes of common stock of the Company will reflect the amount of any net losses of Seagull Energy and of the ENSTAR Alaska Group and any distributions on, or repurchases of, the Seagull Common Stock or the ENSTAR Alaska Stock. Dividend payments on the Seagull Common Stock or the ENSTAR Alaska Stock may be precluded because of the unavailability of legally available funds under the TBCA, even though the Available Seagull Energy Dividend Amount test or Available ENSTAR Alaska Group Dividend Amount test, as the case may be, may be met. For restrictions on the payment of dividends contained in the Company's debt instruments, see "Dividend Policy" above.

     To the extent that the ENSTAR Alaska Group pays any dividend or makes any other distribution on the outstanding share of ENSTAR Alaska Stock, an amount proportionate to such dividend or distribution would be transferred from the ENSTAR Alaska Group to Seagull Energy with respect to the Retained Interest, if any. See Annex II hereto for illustrations of the effect of dividends on ENSTAR Alaska Stock.

     Subject to the prior payment of dividends on outstanding shares of Preferred Stock and the foregoing limitations, the Board may, in its sole discretion, declare and pay dividends on both classes or only one class of common stock of the Company in equal or unequal amounts, notwithstanding the amount of funds available for dividends on either class, the respective voting and liquidation rights of either class, the amount of prior dividends declared on either class or any other factor.

  EXCHANGE AND REDEMPTION

     The Articles of Incorporation currently do not provide for either mandatory or optional exchange or redemption of the Seagull Common Stock. The ENSTAR Alaska Stock Proposal will permit the exchange or redemption of the ENSTAR Alaska Stock (but not the Seagull Common Stock) upon the terms described below for such class.

     If the Board should at any time determine to transfer all of its interest in the assets and liabilities of the ENSTAR Alaska Group (and no other assets or liabilities) to a wholly owned subsidiary of the Company (the "ENSTAR Alaska Group Subsidiary"), the Board may, in its sole discretion, provided that there are funds of the Company legally available therefor, exchange all of the outstanding shares of ENSTAR Alaska Stock for a number of outstanding shares of the ENSTAR Alaska Group Subsidiary equal to the product of the Outstanding Interest Fraction and the number of all outstanding shares of common stock of the ENSTAR Alaska Group Subsidiary, on a pro rata basis. The Company will retain any balance of the outstanding shares of the ENSTAR Alaska Group Subsidiary in lieu of the Retained Interest Fraction of Seagull Energy in the ENSTAR Alaska Group, if any.

     The provisions described in the preceding paragraph provide a mechanism to retire all of the outstanding shares of ENSTAR Alaska Stock in one transaction if the Board determines to spin-off all the assets and liabilities of the ENSTAR Alaska Group to the holders of the ENSTAR Alaska Stock. If shares of ENSTAR Alaska Stock were exchanged for shares of an ENSTAR Alaska Group Subsidiary, the subsidiary stock would not be common stock of the Company, and the holders of the Seagull Common Stock would comprise all of the common shareholders of the Company. Holders of the subsidiary stock (including the Company, if it retained any interest in the subsidiary) would, however, vote on all matters presented to a vote of shareholders of the subsidiary, which would then be a separate corporation.

     Upon the sale, transfer, assignment or other disposition (whether by merger, consolidation, sale or contribution of assets or stock or otherwise, but not including any pledge, mortgage, deed of trust or trust indenture) (a "Disposition"), in one transaction or a series of related transactions, by the Company and/or its subsidiaries of all or substantially all of the properties and assets of the ENSTAR Alaska Group to one or more persons or entities (other than (x) in connection with the Disposition by the Company of all of the Company's properties and assets in one transaction or a series of related transactions which results in a liquidation, dissolution or winding-up of the Company, (y) on a pro rata basis to (1) the holders of all outstanding shares of ENSTAR Alaska Stock and (2) the Company for the benefit of Seagull Energy with respect to the Number of Shares Issuable with Respect to the Retained Interest, or (z) to any person or entity controlled by the Company), the Company is required, on or prior to the 75th Business Day (as defined in Annex III hereto) following the consummation of such Disposition, to either:

     (A) declare and pay a dividend in cash and/or in securities or other property received as proceeds of such Disposition to the holders of ENSTAR Alaska Stock, subject to the limitations on dividends on ENSTAR Alaska Stock set forth under "Dividends" above, in an amount equal to the product of the Outstanding Interest Fraction and the Net Proceeds of such Disposition; or

     (B) (1) if such Disposition involves all (not merely substantially all) of the assets and properties of the ENSTAR Alaska Group, then, if there are funds of the Company legally available therefor, redeem all outstanding shares of ENSTAR Alaska Stock in consideration for cash and/or for securities or other property received as proceeds of such Disposition for an aggregate payment equal to the product of the Outstanding Interest Fraction and the Net Proceeds of such Disposition; or

        (2) if such Disposition involves substantially all (but not all) of the assets and properties of the ENSTAR Alaska Group or if the Company does not have sufficient funds legally available to make the full payment contemplated pursuant to clause (B)(1), then, to the extent that there are funds of the Company legally available therefor, redeem the number of whole shares outstanding of ENSTAR Alaska Stock that has an aggregate average Market Value, during the 10-Business Day period beginning on the sixth Business Day following such consummation, closest to the value of the product of the Outstanding Interest Fraction and the Net Proceeds of such Disposition, for cash and/or for securities or other property received as proceeds of such Disposition in an amount equal to such product; or

     (C) exchange each outstanding share of ENSTAR Alaska Stock for a number of fully paid and nonassessable shares of Seagull Common Stock (or, if there are no shares of Seagull Common Stock outstanding on such Exchange Date (as defined in Annex III hereto) and shares of any other class of common stock of the Company (other than ENSTAR Alaska Stock) are then outstanding, of such other class of common stock as then has the largest Market Capitalization), equal to 110% of the average daily ratio (calculated to the nearest five decimal places) of the Market Value of one share of ENSTAR Alaska Stock to the Market Value of one share of Seagull Common Stock or such other class of common stock, as the case may be, during the 10-Business Day period beginning on the sixth Business Day following such consummation.

     As of any date, "substantially all of the properties and assets of the ENSTAR Alaska Group" means a portion of such properties and assets (1) that represents at least 80% of the then-current market value (as determined by the Board of Directors) as of such date of the properties and assets of the ENSTAR Alaska Group as of such date, or (2) from which were derived at least 80% of the aggregate operating profit for the immediately preceding twelve fiscal quarterly periods of the Company (calculated on a pro forma basis to include revenues derived from any of such properties and assets acquired during such period) derived from the properties and assets of the ENSTAR Alaska Group as of such date. Under the TBCA, a sale of substantially all the assets of the Company would require approval by the holders of at least two-thirds of the outstanding shares of the Seagull Common Stock and the ENSTAR Alaska Stock, voting together as a single class; however, such shareholder vote requirements would not apply, under current circumstances, to a sale of only all or substantially all the assets of the ENSTAR Alaska Group because such sale would not involve the sale of all or substantially all of the assets of the Company. Furthermore, under the TBCA, a sale would be in the "usual and regular course of business" if the Company, directly or indirectly, either continues to engage in one or more businesses or applies a portion of the consideration received in connection with the sale to the conduct of a business in which the Company (either through the ENSTAR Alaska Group, Seagull Energy or another business group) engages following the transaction.

     "Net Proceeds" means, as of any date with respect to any Disposition of any of the properties and assets of the ENSTAR Alaska Group, an amount, if any, equal to the gross proceeds of such Disposition after any payment of, or reasonable provision for, (i) any taxes payable by the Company in respect of such Disposition as described below, (ii) any taxes payable by the Company in respect of any resulting dividend or redemption, (iii) any transaction costs, including, without limitation, any legal, investment banking and accounting fees and expenses and (iv) any liabilities (contingent or otherwise) of, allocated to or related to the ENSTAR Alaska Group, including, without limitation, any liabilities for deferred taxes or any indemnity or guarantee obligations incurred in connection with the Disposition or any liabilities for future purchase price adjustments and any preferential amounts plus any accumulated and unpaid dividends in respect of Preferred Stock attributed to the ENSTAR Alaska Group. The "taxes payable by the Company" in respect of a Disposition, as contemplated by clause (i), shall be deemed to be an amount equal to the sum of
(x) the excess of the gross proceeds realized by the Company from such Disposition over the aggregate federal or state income tax basis, as applicable (the "realized gain," regardless of whether recognized for federal or state tax purposes) of the properties and assets so disposed of multiplied by the highest rate of tax applicable to corporations under section 11 of the Internal Revenue Code of 1986 as then in effect or the corresponding provision of any subsequently enacted federal tax law (the "federal tax rate") and (y) with respect to each state that would impose income or similar tax with respect to a taxable disposition of any of such properties or assets an amount equal to the realized gain with respect to such properties or assets multiplied by the product of the decimal that expresses the highest rate of such state tax applicable to corporations and the decimal which expresses one minus the federal tax rate. For purposes of determining "Net Proceeds," any properties and assets of the ENSTAR Alaska Group remaining after such Disposition shall constitute "reasonable provision" for such amount of taxes, costs and liabilities (contingent or otherwise) as can be supported by such properties and assets. To the extent the proceeds of any Disposition include any securities or other property other than cash, the Board of Directors shall determine the value of such securities or property in accordance with the TBCA.

     In connection with any dividend or redemption referred to in clause (A) or
(B) above following a Disposition, the Board could, in its sole discretion, pay the dividend or redemption price referred to in clause (A) or (B) above in cash even if securities or other non-cash properties were received as proceeds of such Disposition.

     At the time of any dividend or redemption made as a result of a Disposition, Seagull Energy financial statements will be credited with, and the ENSTAR Alaska Group financial statements will be charged with, an amount equal to the product of (i) the aggregate amount paid in respect of such dividend or redemption times (ii) a fraction, the numerator of which is equal to the Number of Shares Issuable with Respect to the Retained Interest and the denominator of which is equal to the number of shares of ENSTAR Alaska Stock then outstanding. See Annex II for illustrations of the calculation of the amount of the Retained Interest and the effects thereon of dividends on, and repurchases of, shares of ENSTAR Alaska Stock.

     The option described in clause (C) above provides the Company with additional flexibility by allowing the Company to deliver consideration in the form of shares of Seagull Common Stock rather than cash or securities or other property received as proceeds of a Disposition. This alternative could be used, for example, in circumstances when the Company does not have sufficient legally available funds under the TBCA to pay the full amount of the dividend or redemption described in clause (A) or (B) above or when the Company desires to retain such proceeds.

     The Board may, in its sole discretion within one year after a dividend or partial redemption made as a result of a Disposition described in clause (A) or
(B)(2) above, exchange each remaining outstanding share of ENSTAR Alaska Stock for a number of fully paid and nonassessable shares of Seagull Common Stock equal to 110% of the Market Value Ratio as of the fifth Business Day prior to the date notice of such exchange is mailed to such holders. Any such exchange would dilute the interest in the Company of holders of Seagull Common Stock and could preclude holders of either class of common stock of the Company from retaining their investment in a security reflecting separately the business of their respective business group. In determining whether to effect any such exchange following such a dividend or partial redemption, the Board, in its sole discretion and consistent with its fiduciary duties to all the shareholders, in addition to other matters, would likely consider whether the remaining properties and assets of the ENSTAR Alaska Group continue to constitute a viable business. Other considerations could include the number of shares of ENSTAR Alaska Stock remaining issued and outstanding, the per share market price of the ENSTAR Alaska Stock and the cost of maintaining shareholder accounts.

     If less than substantially all of the assets of the ENSTAR Alaska Group are disposed of by the Company in one transaction and an additional transaction is consummated at a later time in which an amount of assets are disposed of by the Company, which, together with the assets disposed of in the first transaction, would have constituted substantially all of the assets of the ENSTAR Alaska Group at the time of the first transaction, the Company will not be required to pay a dividend on, redeem or exchange the outstanding shares of ENSTAR Alaska Stock, unless such transactions constitute a series of related transactions. The second transaction, however, could trigger such requirement if at the time of the second transaction, the assets disposed of in such transaction constituted at least substantially all of the assets of the ENSTAR Alaska Group at such time. If less than substantially all of the properties and assets of the ENSTAR Alaska Group are disposed of by the Company, the holders of the ENSTAR Alaska Stock will not be entitled to receive any dividend or have their shares of ENSTAR Alaska Stock redeemed or exchanged for Seagull Common Stock, although the Board could determine, in its sole discretion, to pay a dividend on the ENSTAR Alaska Stock in an amount related to the proceeds of such disposition. However, subject to certain permitted inter-group transfers described herein, such proceeds could not be used in the business of Seagull Energy without the approval of two-thirds of the outstanding ENSTAR Alaska Stock, as set forth under "Voting Rights" below.

     The Board may also at any time, in its sole discretion, declare that each of the outstanding shares of ENSTAR Alaska Stock shall be exchanged for a number of fully paid and nonassessable shares of Seagull Common Stock equal to 115% of the Market Value Ratio as of the fifth Business Day prior to the date notice of such exchange is mailed to such holders. Any such exchange would dilute the interest of holders of Seagull Common Stock in the Company and could preclude holders of either class of common stock of the Company from retaining their investment in a security reflecting separately the business of their respective business group.

     For the definitions of "Disposition," "Exchange Date," "Market Capitalization," "Market Value," "Market Value Ratio" and "Number of Shares Issuable with Respect to the Retained Interest," see Annex III hereto.

     Not earlier than the 16th Business Day and not later than the 20th Business Day following the consummation of a sale of all or substantially all of the properties and assets of the ENSTAR Alaska Group, the Company would be required to publish an announcement in all editions of a daily newspaper with a national circulation that publishes financial news as to which of the actions specified in clauses (A), (B) or (C) above it had irrevocably determined to take.

     If the Company determines to pay a dividend pursuant to clause (A) above, the Company would promptly following such determination cause to be given to each holder of ENSTAR Alaska Stock and of Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock a notice setting forth (i) the record date for determining holders entitled to receive such dividend, which shall be not earlier than the 30th Business Day and not later than the 40th Business Day following the consummation of such Disposition, (ii) the anticipated payment date of such dividend, (iii) the kind and aggregate amount of shares of capital stock, cash and/or other securities or property to be distributed in respect of shares of ENSTAR Alaska Stock, (iv) the number of outstanding shares of ENSTAR Alaska Stock and the number of shares of ENSTAR Alaska Stock into or for which such Convertible Securities are then convertible or exercisable and (v) a statement to the effect that holders of such Convertible Securities shall only be entitled to receive such dividend if they convert such Convertible Securities into or exercise them for ENSTAR Alaska Stock prior to the record date.

     If the Company determined to undertake a redemption pursuant to clause (B) above, the Company would promptly following such determination cause to be given to each holder of ENSTAR Alaska Stock and of Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock a notice setting forth (i) a date not earlier than the 30th Business Day and not later than the 40th Business Day following the consummation of such Disposition which shall be the date as of which shares of ENSTAR Alaska Stock then outstanding shall be subject to redemption pursuant to such provision, (ii) the anticipated Redemption Date (as defined in Annex III hereto), (iii) the kind and aggregate amount (or, in the case of a partial redemption, the per share amount) of shares of capital stock, cash and/or other securities or property to be paid as a redemption price in respect of shares of ENSTAR Alaska Stock, (iv) the number of shares of ENSTAR Alaska Stock to be redeemed, (v) the number of outstanding shares of ENSTAR Alaska Stock and the number of shares of ENSTAR Alaska Stock into or for which such Convertible Securities are then convertible or exercisable and (vi) a statement to the effect that holders of such Convertible Securities shall only be eligible to participate in such redemption if they convert such Convertible Securities into or exercise them for ENSTAR Alaska Stock prior to the date referred to in clause (i) of this sentence, and a statement as to what, if anything, such holder shall be entitled to receive pursuant to the terms of such Convertible Securities and the Articles of Incorporation if such holder thereafter converts or exercises such Convertible Securities. Promptly following the applicable record date, the Company would cause to be given to each holder of record as of such date of ENSTAR Alaska Stock to be so redeemed a notice setting forth (A) a statement that shares of ENSTAR Alaska Stock will be redeemed, (B) the Redemption Date, (C) in the event of a partial redemption, the number of shares of ENSTAR Alaska Stock held by such holder to be redeemed, (D) the kind and per share amount of shares of capital stock, cash and/or other securities or property to be distributed to such holder with respect to each share of ENSTAR Alaska Stock to be redeemed, including details as to the calculation thereof, (E) the place or places where certificates for shares of ENSTAR Alaska Stock, properly endorsed or assigned for transfer (unless the Company shall waive such requirement), are to be surrendered for delivery of certificates for shares of such capital stock, cash and/or other securities or property, (F) if applicable, a statement to the effect that the shares being redeemed may no longer be transferred on the transfer books of the Company after the date of the applicable record date and (G) a statement to the effect that dividends on such shares of ENSTAR Alaska Stock shall cease to be paid as of such Redemption Date. Such notice shall be sent by first-class mail, postage prepaid, not less than 25 Business Days nor more than 35 Business Days prior to the Redemption Date, and in any case to each holder of ENSTAR Alaska Stock to be redeemed, at such holder's address as the same appears on the transfer books of the Company.

     If the Company determined to undertake any exchange described above, the Company would promptly following such determination cause to be given to each holder of record of the ENSTAR Alaska Stock and of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock, a further notice setting forth (i) a statement that shares of ENSTAR Alaska Stock shall be exchanged or redeemed, as the case may be, (ii) the Exchange Date, (iii) the kind and per share amount of shares of common stock of the Company or the ENSTAR Group Subsidiary, as the case may be, to be issued in exchange for each share of ENSTAR Alaska Stock, including details as to the calculation thereof, (iv) the place or places where certificates for shares of ENSTAR Alaska Stock, properly endorsed or assigned for transfer (unless the Company shall waive such requirement), are to be surrendered for delivery of certificates for shares of such capital stock, cash and/or other securities or property, (v) a statement to the effect that, except for dividends or distributions declared prior to the Exchange Date, dividends on such shares of ENSTAR Alaska Stock shall cease to be paid as of such Exchange Date, and (vi) a statement to the effect that a holder of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock shall only be entitled to receive shares of common stock of the Company or the ENSTAR Alaska Group Subsidiary, as the case may be, upon such exchange if such holder converts or exercises such Convertible Securities on or prior to such Exchange Date, and a statement as to what, if anything, such holder shall be entitled to receive pursuant to the terms of such Convertible Securities and the Articles of Incorporation if such holder thereafter converted or exercised such Convertible Securities. Such notice would be sent by first-class mail, postage prepaid, not less than 25 Business Days nor more than 35 Business Days prior to the Exchange Date and in any case to each holder of the ENSTAR Alaska Stock and to each holder of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock, at such holder's address as the same appears on the transfer books of the Company.

     Neither the failure to mail any notice described above to any particular holder of ENSTAR Alaska Stock or, if applicable, of such Convertible Securities nor any defect therein shall affect the sufficiency thereof with respect to any other holder of ENSTAR Alaska Stock or, if applicable, of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock.

     If less than all of the outstanding shares of ENSTAR Alaska Stock were to be redeemed pursuant to clause (B)(2) above, such shares would be redeemed by the Company pro rata or by lot, among the holders of ENSTAR Alaska Stock outstanding at the close of business on the date referred to in clause (i) of the last sentence in the second preceding paragraph, or by such other method as may be determined by the Board of Directors to be equitable.

     No adjustments in respect of dividends would be made upon the exchange or redemption of any shares of ENSTAR Alaska Stock; provided, however, that if such shares were exchanged or redeemed by the Company after the record date for determining holders of ENSTAR Alaska Stock entitled to any dividend or distribution thereon, such dividend or distribution would be payable to the holders of such shares at the close of business on such record date notwithstanding such exchange or redemption, in each case without interest.

     Before any holder of shares of ENSTAR Alaska Stock would be entitled to receive certificates representing shares of any capital stock, cash and/or other securities or property to be distributed to such holder with respect to any exchange or redemption of shares of ENSTAR Alaska Stock, such holder would be required to surrender at such office as the Company specified certificates for such shares of ENSTAR Alaska Stock, properly endorsed or assigned for transfer (unless the Company waived such requirement). As soon as practicable after the Company's receipt of certificates representing such shares of ENSTAR Alaska Stock, the Company would deliver to the person for whose account such shares of ENSTAR Alaska Stock were so surrendered, or to his nominee or nominees, certificates representing the number of whole shares of the kind of capital stock or cash and/or other securities or property to which such person was entitled as aforesaid, together with any fractional payment referred to below, in each case without interest. If less than all of the shares of ENSTAR Alaska Stock represented by any one certificate were to be redeemed, the Company would issue and deliver a new certificate for the shares of ENSTAR Alaska Stock not redeemed.

     The Company would not be required to issue or deliver fractional shares of any class of capital stock or any fractional securities to any holder of ENSTAR Alaska Stock upon any exchange, redemption, dividend or other distribution described above. If more than one share of ENSTAR Alaska Stock were held at the same time by the same holder, the Company could aggregate the number of shares of any class of capital stock that would be issuable or the amount of securities that would be deliverable to such holder upon any exchange, redemption, dividend or other distribution (including any fractions of shares or securities). If the number of shares of any class of capital stock or the amount of securities remaining to be issued or delivered to any holder of ENSTAR Alaska Stock is a fraction, the Company would, if such fractional shares were not issued or delivered to such holder, pay a cash adjustment in respect of such fractional shares in an amount equal to the fair market value of such fractional shares on the fifth Business Day prior to the date such payment is to be made. For purposes of the preceding sentence, "fair market value" of any fractional share means (i) in the case of any fraction of a share of capital stock of the Company, the product of such fraction and the Market Value of one share of such capital stock and (ii) in the case of any other fractional security, such value as is determined by the Board of Directors.

     From and after any exchange or redemption of shares of ENSTAR Alaska Stock, all rights of a holder of shares of ENSTAR Alaska Stock that were exchanged or redeemed would cease except for the right, upon surrender of the certificates representing such shares of ENSTAR Alaska Stock, to receive certificates representing shares of the kind and amount of capital stock or cash and/or other securities or property for which such shares were exchanged or redeemed, together with any fractional payment and rights to dividends as provided above. No holder of a certificate, that immediately prior to the applicable exchange for ENSTAR Alaska Stock represented shares of ENSTAR Alaska Stock, would be entitled to receive any dividend or other distribution with respect to shares of any kind of capital stock into which ENSTAR Alaska Stock was exchanged until surrender of such holder's certificate for a certificate or certificates representing shares of such kind of capital stock. Upon such surrender, there would be paid to the holder the amount of any dividends or other distributions (without interest) which theretofore became payable with respect to a record date after the exchange, but that were not paid by reason of the foregoing, with respect to the number of whole shares of the kind of capital stock represented by the certificate or certificates issued upon such surrender. From and after an exchange for ENSTAR Alaska Stock, the Company would, however, be entitled to treat the certificates for ENSTAR Alaska Stock that were not yet surrendered for exchange as evidencing the ownership of the number of whole shares of the kind or kinds of capital stock for which the shares of such ENSTAR Alaska Stock represented by such certificates should have been exchanged, notwithstanding the failure to surrender such certificates.

     The Company would pay any and all documentary, stamp or similar issue or transfer taxes that might be payable in respect of the issue or delivery of any shares of capital stock and/or other securities on exchange of shares of ENSTAR Alaska Stock pursuant to the Articles of Incorporation. The Company would not, however, be required to pay any tax that might be payable in respect of any transfer involved in the issuance and delivery of any shares of capital stock and/or other securities in a name other than that in which the shares of ENSTAR Alaska Stock so exchanged or redeemed were registered, and no such issuances or delivery would be made unless and until the person requesting such issuance paid to the Company the amount of any such tax, or established to the satisfaction of the Company that such tax had been paid.

 VOTING RIGHTS

     The Articles of Incorporation currently provide that holders of Seagull Common Stock have one vote per share on all matters submitted to a shareholder vote. The ENSTAR Alaska Stock Proposal provides that the holders of all classes of common stock of the Company shall vote together as a single class (with the holders of all classes and series of capital stock, if any, of the Company entitled to vote together with the holders of common stock of the Company) on all matters as to which holders of common stock of the Company are entitled to vote other than a matter with respect to which such class would be entitled to vote separately. On all matters to be voted on by the holders of all classes of common stock of the Company and any such class or series of capital stock together as a single class, (i) each outstanding share of Seagull Common Stock would have one vote and (ii) each outstanding share of ENSTAR Alaska Stock would have a number of votes equal to the quotient (calculated to the nearest three decimal places), as of the fifth Business Day prior to the applicable record date or shareholder consent date, of (A) the sum of (1) four times the average ratio of X to Y for the five-Business Day period ending on such fifth Business Day, (2) three times the average ratio of X to Y for the next preceding five-Business Day period, (3) two times the average ratio of X to Y for the next preceding five-Business Day period and (4) the average ratio of X to Y for the next preceding five-Business Day period, divided by (B) ten, where X is the Market Value of ENSTAR Alaska Stock and Y is the Market Value of the Seagull Common Stock or, if there are no shares of Seagull Common Stock outstanding on such record or other applicable date or on any of the 25 Business Days prior thereto, the sum of the Market Values of each class of common stock of the Company then outstanding; provided that until the ENSTAR Alaska Stock or such other class of common stock of the Company has been traded after issuance on a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System for at least 25 Business Days, each outstanding share of ENSTAR Alaska Stock would be entitled to a number of votes equal to the average ratio (calculated to the nearest three decimal places) of the Market Value of a share of ENSTAR Alaska Stock to the Market Value of a share of Seagull Common Stock (or, if there are no shares of Seagull Common Stock outstanding, the sum of the average of the Market Values of a share of each class of common stock of the Company then outstanding) for each Business Day during the period commencing on the date the ENSTAR Alaska Stock or such other class of common stock of the Company, as the case may be, is initially so traded and ending on the last Business Day on or before the applicable record date. If shares of only one class of common stock of the Company were outstanding, each share of that class would have one vote. If either class of common stock of the Company was entitled to vote separately as a class with respect to any matter, each share of that class would be entitled to one vote in the separate vote on such matter.

     To illustrate the foregoing, if the weighted average Market Values for the Seagull Common Stock and the ENSTAR Alaska Stock, as determined using the above formula, were $30.00 and $20.00, respectively, each share of Seagull Common Stock would have one vote and each share of ENSTAR Alaska Stock would have two-thirds of a vote ($20.00 / $30.00). In voting on any proposal where both classes of common stock vote together as a single class (with the holders of all classes or series of preferred stock, if any, entitled to vote together with the holders of common stock of the Company) and assuming there were issued and outstanding 37,000,000 shares of Seagull Common Stock and 7,500,000 shares of ENSTAR Alaska Stock, the shares of Seagull Common Stock and ENSTAR Alaska Stock would represent 88% and 12%, respectively, of the total voting power.

     If the ENSTAR Alaska Stock Proposal is approved, the Company will set forth the amount of outstanding shares of the Seagull Common Stock and the ENSTAR Alaska Stock in its Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q filed pursuant to the Exchange Act and will disclose in any proxy statement for a shareholder meeting the number of outstanding shares and per share voting rights of the Seagull Common Stock and the ENSTAR Alaska Stock.

     The relative voting rights of the Seagull Common Stock and the ENSTAR Alaska Stock could fluctuate as described above so that a holder's voting rights could more closely reflect the Market Value of such holder's equity investment in the Company. Fluctuations in the relative voting rights of the Seagull Common Stock and the ENSTAR Alaska Stock could influence an investor interested in acquiring and maintaining a fixed percentage of the Company's voting power to acquire such percentage of both classes of the Company's common stock, and would limit the ability of investors in one class to acquire for the same consideration relatively more or less votes per share than investors in the other class.

     As a result of its ownership of the gas distribution operations included in the ENSTAR Alaska Group, the Company is a "public utility company" within the meaning of the 1935 Act. Accordingly, any company that directly or indirectly owns, controls or holds with power to vote 10% or more of the outstanding voting securities of the Company would generally be deemed to be a "holding company" within the meaning of the 1935 Act, and therefore would be subject to the registration, reporting and simplification requirements of the 1935 Act. The calculation of ownership of the voting securities of the Company would be made on the basis of the percentage of the voting power of the outstanding shares of the Company. Because of the fluctuation in relative voting power between the ENSTAR Alaska Stock and the Seagull Common Stock described above, a shareholder could reach the 10% threshold without acquiring any additional shares. For example, if a shareholder owned shares of Seagull Common Stock with 9.99% of the outstanding voting power of the Company's shares, then a relatively modest drop in the Market Value of the ENSTAR Alaska Stock (or increase in the Market Value of the Seagull Common Stock) could increase the relative voting power of Seagull Common Stock and cause the shareholder to become a "holding company" without acquiring any additional shares. The Articles of Amendment to the Articles of Incorporation would provide that, even if the respective Market Values of the ENSTAR Alaska Stock and the Seagull Common Stock fluctuate relative to the other from time to time, the number of votes to which the ENSTAR Alaska Stock is entitled will not change until the next applicable record date.

     In addition to such other vote or consent as shall then be required by law, the Articles of Incorporation or the Bylaws, the vote or consent of the holders of at least 66 2/3% of all of the shares of Seagull Common Stock then outstanding, voting as a separate class, shall be necessary for:

          (i) the declaration or payment of any dividend on, or the making of any other payment or distribution with respect to, any shares of ENSTAR Alaska Stock, if such dividend, payment or distribution is to be made with
     (x) any of the properties and assets of Seagull Energy or (y) shares of Seagull Common Stock (or Convertible Securities convertible into or exercisable for Seagull Common Stock) or any security that represents an equity interest in a person or entity (other than the Company) that owns any of the properties or assets of Seagull Energy;

          (ii) the use of any of the properties and assets of Seagull Energy in any business of the Company other than a business of Seagull Energy, unless such use arises from a transfer for value of such properties or assets from Seagull Energy to the ENSTAR Alaska Group; or

          (iii) any issuance or sale of shares of Seagull Common Stock, or Convertible Securities convertible into or exercisable for Seagull Common Stock, for the account of the ENSTAR Alaska Group;

provided that, notwithstanding the foregoing, no such vote shall be required for loans by Seagull Energy to the ENSTAR Alaska Group at rates determined in a manner consistent with the Company's policy with respect to loans between groups at such time. See "Management and Accounting Policies" above.

     Similarly, in addition to such other vote or consent as shall then be required by law, the Articles of Incorporation or the Bylaws, the vote or consent of the holders of at least 66 2/3% of all of the shares of ENSTAR Alaska Stock then outstanding, voting as a separate class, shall be necessary for:

          (i) the declaration or payment of any dividend on, or the making of any other payment or distribution with respect to, any shares of any other class of common stock, if such dividend, payment or distribution is to be made with (x) any of the properties and assets of the ENSTAR Alaska Group or (y) shares of ENSTAR Alaska Stock (or Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock) or any security that represents an equity interest in a person or entity (other than the Company) that owns any of the properties or assets of the ENSTAR Alaska Group, other than any shares of ENSTAR Alaska Stock (or Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock) issued by the Company as a dividend or distribution on the Seagull Common Stock, but only if the sum of (1) the number of shares of ENSTAR Alaska Stock to be so dividended or distributed (or the number of shares of ENSTAR Alaska Stock into which or for which the Convertible Securities to be so dividended or distributed would be convertible or exercisable at such time) and (2) the number of such shares that would be issuable at such time upon conversion or exercise of any other Convertible Securities then outstanding that are attributed to Seagull Energy is less than or equal to the Number of Shares Issuable with Respect to the Retained Interest;

          (ii) the use of any of the properties and assets of the ENSTAR Alaska Group in any business of the Company other than a business of the ENSTAR Alaska Group, unless such use arises from a transfer for value of such properties or assets from the ENSTAR Alaska Group to Seagull Energy; or

          (iii) any issuance or sale of shares of ENSTAR Alaska Stock, or Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock, for the account of any business group other than (x) the ENSTAR Alaska Group or (y) Seagull Energy but only if the sum of (1) the number of shares of ENSTAR Alaska Stock to be so issued or sold (or the number of shares of ENSTAR Alaska Stock into which or for which the Convertible Securities to be so issued or sold would be convertible or exercisable at such time), and (2) the number of such shares which would be issuable at such time upon conversion or exercise of any other Convertible Securities then outstanding which are attributed to Seagull Energy is less than or equal to the Number of Shares Issuable with Respect to the Retained Interest;

provided that, notwithstanding the foregoing, no such vote shall be required for loans by the ENSTAR Alaska Group to Seagull Energy at rates determined in a manner consistent with the Company's policy with respect to loans between groups at such time. See "Management and Accounting Policies" above.

     The approval of the holders of at least two-thirds of the outstanding shares of either class of common stock of the Company voting as a separate class is currently required under the TBCA for any amendment to the Articles of Incorporation that would (i) increase or decrease the aggregate number of authorized shares of such class; (ii) increase or decrease the par value of the shares of such class; (iii) effect an exchange, reclassification or cancellation of all or part of the shares of such class; (iv) effect an exchange, or create a right of exchange, of all or any part of the shares of another class into shares of such class; (v) change the designations, preferences, limitations or relative rights of the shares of such class; (vi) change the shares of such class, whether with or without par value, into the same or a different number of shares, either with or without par value, of the same class or another class or series; (vii) create a new class or series of shares having rights and preferences equal, prior, or superior to the shares of such class, or increase the rights and preferences of any class or series having rights and preferences equal, prior, or superior to the shares of such class, or increase the rights and preferences of any class or series having rights or preferences later or inferior to the shares of such class in such a manner as to become equal, prior, or superior to the shares of such class; (viii) divide the shares of such class into series and fix and determine the designation of such series and the variations in the relative rights and preferences between the shares of such series; or (ix) cancel or otherwise affect dividends on the shares of such class which had accrued but had not been declared.

  Mergers and Consolidations

     Under the TBCA, the holders of the Seagull Common Stock currently would be entitled to share proportionately in the consideration, if any, attributable to the Seagull Common Stock pursuant to the terms of any merger or consolidation to which the Company is a party. Under the ENSTAR Alaska Stock Proposal, the holders of the outstanding shares of each class of common stock would be entitled to receive, or have their shares converted into, a fraction of the consideration attributable to the common stock of the Company pursuant to the terms of any merger or consolidation to which the Company is a party, where such fraction is equal to the quotient of (A) the sum of (1) four times the average ratio of x to y for the five-Business Day period ending on the Business Day prior to the date of the first public announcement of the merger or consolidation, (2) three times the average ratio of x to y for the next preceding five-Business Day period, (3) two times the average ratio of x to y for the next preceding five-Business Day period and (4) the average ratio of x to y for the next preceding five-Business Day period, divided by (B) ten, where x is the Market Capitalization of such class of common stock, and y is the aggregate Market Capitalization of all classes of common stock of the Company. As indicated above, the foregoing provisions would apply only if the terms of the merger or consolidation provide for the receipt of consideration by, or conversion of shares held by, holders of common stock of the Company. For example, in a merger in which the Company is the surviving corporation, it is likely that all shares of common stock of the Company would remain outstanding and the foregoing provisions would not apply.

  Liquidation Rights

     Currently, in the event of a liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, after the holders of the Preferred Stock receive the full preferential amounts plus any accumulated and unpaid dividends to which they are entitled, holders of the Seagull Common Stock will receive the funds remaining for distribution to common shareholders. Under the ENSTAR Alaska Stock Proposal, the holders of the outstanding shares of each class of common stock would be entitled to receive a fraction of the funds of the Company remaining for distribution to its shareholders, where such fraction is equal to the quotient of (A) the sum of (1) four times the average ratio of x to y for the five-Business Day period ending on the Business Day prior to the date of the first public announcement of (I) a voluntary liquidation, dissolution or winding-up by the Company or (II) the institution of the proceeding for the involuntary liquidation, dissolution or winding-up of the Company, (2) three times the average ratio of x to y for the next preceding five-Business Day period, (3) two times the average ratio of x to y for the next preceding five-Business Day period and (4) the average ratio of x to y for the next preceding five-Business Day period, divided by (B) ten, where x is the Market Capitalization of such class of common stock, and y is the aggregate Market Capitalization of both classes of common stock of the Company. Neither the merger nor consolidation of the Company into or with any other corporation, nor the merger or consolidation of any other corporation into or with the Company, nor a sale, transfer or lease of all or any part of the assets of the Company, would be deemed a liquidation, dissolution or winding-up for these purposes. See "Mergers and Consolidations" above.

  Determinations by the Board of Directors

     Any determinations made in good faith by the Board of Directors under any provision described above under "-- Description of Seagull Common Stock and ENSTAR Alaska Stock," and any determinations with respect to any business group or the rights of holders of either class of common stock of the Company made pursuant to or in furtherance of any provision described above under "-- Description of Seagull Common Stock and ENSTAR Alaska Stock," shall be final and binding on all shareholders.

  Other Rights

     Neither the holders of the Seagull Common Stock nor the holders of the ENSTAR Alaska Stock have any preemptive rights or any rights to convert their shares into any other securities of the Company.

RETAINED INTEREST OF SEAGULL ENERGY IN ENSTAR ALASKA GROUP; OUTSTANDING INTEREST FRACTION

     The Company currently intends to sell shares of ENSTAR Alaska Stock representing 100% of the equity interest in the ENSTAR Alaska Group. Nevertheless, the percentage of the equity of the Company attributable to the ENSTAR Alaska Group to be sold to the public in the ENSTAR Alaska Stock Offering will depend upon then prevailing market and other conditions at the time of the ENSTAR Alaska Stock Offering. To the extent that the number of shares of ENSTAR Alaska Stock to be issued and sold in the ENSTAR Alaska Stock Offering would represent less than 100% of the equity attributable to the ENSTAR Alaska Group, the Company would retain and attribute to Seagull Energy a Retained Interest in the ENSTAR Alaska Group. Seagull Energy's Retained Interest in the ENSTAR Alaska Group would not be represented by actual shares of the ENSTAR Alaska Stock and could not be voted by Seagull Energy.

     The "Outstanding Interest Fraction" means the percentage interest in the ENSTAR Alaska Group intended to be represented at any time by the outstanding shares of ENSTAR Alaska Stock, and the "Retained Interest Fraction" means the remaining percentage interest in the ENSTAR Alaska Group that is attributed to Seagull Energy. The sum of the Outstanding Interest Fraction and the Retained Interest Fraction would always equal 100%. The "Number of Shares Issuable with Respect to the Retained Interest" means the number of shares of ENSTAR Alaska Stock that could be sold or otherwise issued by the Company for the account of Seagull Energy in respect of its Retained Interest.

     The Company intends to use the net proceeds from the ENSTAR Alaska Stock Offering to repay amounts borrowed under the Company's revolving credit agreement, none of which debt is attributable to the ENSTAR Alaska Group. In future offerings of ENSTAR Alaska Stock, the Board would, in its sole discretion, determine the allocation of the net proceeds of such sale between Seagull Energy and the ENSTAR Alaska Group. If the Board allocated 100% of the net proceeds of a sale of ENSTAR Alaska Stock to the ENSTAR Alaska Group, the net proceeds would be reflected entirely in the financial statements of the ENSTAR Alaska Group. To the extent a Retained Interest in the ENSTAR Alaska Group continues to be attributed to Seagull Energy, net proceeds from any future offerings of ENSTAR Alaska Stock could be allocated to Seagull Energy or to both Seagull Energy and the ENSTAR Alaska Group, in which event the net proceeds would be reflected in the financial statements of the respective business group as allocated. If the net proceeds of an offering of ENSTAR Alaska Stock were allocated to Seagull Energy's Retained Interest in the ENSTAR Alaska Group, the Number of Shares Issuable with Respect to the Retained Interest of Seagull Energy in the ENSTAR Alaska Group would be reduced. If the net proceeds of an offering of ENSTAR Alaska Stock Offering were not allocated to Seagull Energy, the Number of Shares Issuable with Respect to the Retained Interest in the ENSTAR Alaska Group would not be reduced, but the Retained Interest Fraction with respect to the ENSTAR Alaska Group would nonetheless be reduced, and the Outstanding Interest Fraction with respect to the ENSTAR Alaska Group would be increased accordingly. A determination as to the allocation of such net proceeds would be made by the Board, in its sole discretion, after consideration of a number of factors, including, among others, the relative levels of internally generated cash flow of each group, the capital expenditure plans of and investment opportunities available to each group, the long-term business prospects for each group and the availability, cost and time associated with alternative financing sources.

     If the Company issued shares of ENSTAR Alaska Stock for the account of Seagull Energy, the relative voting power of holders of shares of ENSTAR Alaska Stock immediately prior to such issuance would be diluted even though any consideration received for such shares would not be attributed to the ENSTAR Alaska Group. At any time that all shares of ENSTAR Alaska Stock that were issuable with respect to the Retained Interest in the ENSTAR Alaska Group were issued, the Retained Interest would be zero and shares of ENSTAR Alaska Stock could no longer be issued for the account of Seagull Energy.

     In the event of any dividend or other distribution on outstanding shares of ENSTAR Alaska Stock (including any dividend of, or redemption with, Net Proceeds from a Disposition), while Seagull Energy has a Retained Interest in the ENSTAR Alaska Group, Seagull Energy's financial statements would be credited with, and the ENSTAR Alaska Group's financial statements would be charged with, an amount equal to the product of (i) the aggregate amount paid in respect of such dividend or other distribution, times (ii) a fraction, the numerator of which is the Number of Shares Issuable with Respect to the Retained Interest and the denominator of which is the number of shares of ENSTAR Alaska Stock then outstanding.

     If any shares of ENSTAR Alaska Stock were subsequently repurchased from time to time by the Company, the Company would identify (i) the number of shares of ENSTAR Alaska Stock repurchased for the account of Seagull Energy with respect to its Retained Interest, the purchase price of which would be reflected entirely in the financial statements of Seagull Energy, and (ii) the number of such shares repurchased for the account of the ENSTAR Alaska Group, the purchase price of which would be reflected entirely in the financial statements of the ENSTAR Alaska Group. In the event that the Company repurchases shares of ENSTAR Alaska Stock for consideration that is attributable to Seagull Energy, the Number of Shares Issuable with Respect to the Retained Interest and the Retained Interest Fraction would increase, and the Outstanding Interest Fraction would decrease accordingly. In the event that the Company repurchases shares of ENSTAR Alaska Stock for consideration that is attributable to the ENSTAR Alaska Group, the Number of Shares Issuable with Respect to the Retained Interest would not change, but the Retained Interest Fraction would increase, and the Outstanding Interest Fraction would decrease accordingly. The Board of Directors could, in its sole discretion, determine whether repurchases of ENSTAR Alaska Stock should be made with consideration attributable to Seagull Energy or the ENSTAR Alaska Group, by considering a number of factors, including, among others, the relative levels of internally generated cash flow of each business group, the capital expenditure plans of and investment opportunities available to each business group, the long-term business prospects for each business group and the availability, costs and time associated with alternative financing sources.

     The Board of Directors could, in its sole discretion, determine from time to time to transfer cash or other property from the ENSTAR Alaska Group to Seagull Energy as a return of capital, which would decrease Seagull Energy's Retained Interest, if any, in the ENSTAR Alaska Group and, accordingly, would decrease the Retained Interest Fraction and increase the Outstanding Interest Fraction. The Board of Directors could, in its sole discretion, determine from time to time to contribute cash or other property of Seagull Energy as additional equity to the ENSTAR Alaska Group, which would increase Seagull Energy's Retained Interest in the ENSTAR Alaska Group and, accordingly, would increase the Retained Interest Fraction and decrease the Outstanding Interest Fraction. The Board of Directors could determine, in its sole discretion, to make such contributions or returns of capital after consideration of a number of factors, including, among others the relative levels of internally generated cash flow of the groups, the long-term business prospects for each group, the capital expenditure plans of and the investment opportunities available to each group and the availability, cost and time associated with alternative financing sources. See "Management and Accounting Policies" above.

     For further discussion of, and illustrations of the calculation of the Retained Interest Fraction, the Outstanding Interest Fraction and the Number of Shares Issuable with Respect to the Retained Interest and the effects thereon of dividends on, and issuances and repurchases of, shares of ENSTAR Alaska Stock, and transfers of cash or other property attributed to one business group to the other business group, see Annex II hereto.

BACKGROUND AND REASONS FOR THE ENSTAR ALASKA STOCK PROPOSAL
  AND THE ENSTAR ALASKA STOCK OFFERING

     The Board continually reviews each of the Company's businesses to determine the best way to realize their inherent values. At a meeting held on January 27, 1994, the Board received reports from management on its analysis of the targeted stock proposal and considered the adoption of a targeted stock program. On February 28, 1994, the Board reviewed the specific terms of the ENSTAR Alaska Stock Proposal and authorized the Company's management to proceed with the ENSTAR Alaska Stock Proposal.

     The ENSTAR Alaska Stock Proposal is the result of the Board's review of various alternatives for maximizing shareholder value with respect to the ENSTAR Alaska Group. Among the options that have been considered by the Board are (i) selling the ENSTAR Alaska Group, (ii) distributing the ENSTAR Alaska Group to the Company's shareholders in a spin-off, (iii) conducting a public offering of securities issued directly by the ENSTAR Alaska Group representing a portion of the equity ownership of the ENSTAR Alaska Group. After taking into account a variety of factors, including the expected financial, regulatory and tax consequences of these alternatives, as well as structuring constraints imposed by the 1935 Act, the Board currently believes that the ENSTAR Alaska Stock Proposal is the best alternative for maximizing shareholder value with respect to the ENSTAR Alaska Group. However, the Board will continue to evaluate each of the other alternatives mentioned above in light of prevailing market and other conditions, even after shareholder approval is obtained for the ENSTAR Alaska Stock Proposal. Notwithstanding approval by the shareholders of the ENSTAR Alaska Stock Proposal, the Company would not file the Articles of Amendment to the Articles of Incorporation set forth in Annex III hereto with the Texas Secretary of State until immediately prior to consummation of the ENSTAR Alaska Stock Offering.

     The ENSTAR Alaska Stock Proposal is intended to provide investors with securities reflecting the performance of Seagull Energy separately from the ENSTAR Alaska Group, and to give investors an opportunity to invest in either or both securities depending on their investment objectives, while at the same time retaining the benefits of remaining a single corporation. The ENSTAR Alaska Stock Offering is also intended to provide the Company with significant additional liquidity in an attractive and tax efficient manner. The Board believes that the ENSTAR Alaska Stock Offering will enable the Company to raise capital without sacrificing the advantages of maintaining a single consolidated entity, such as avoiding the incremental increase in administrative costs, and enjoying lower borrowing costs than would be incurred by separate entities. The Board also believes there will be additional benefits, such as the ability to file consolidated tax returns.

     In arriving at its recommendation and its determination that the ENSTAR Alaska Stock Proposal is in the best interests of the Company, the Board considered carefully various aspects of the proposal at its meetings. In addition to the considerations described above, the Board considered, among other things, the following:

     - The ENSTAR Alaska Stock Offering would enable the Company to raise significant additional capital that would reduce the Company's debt-to-equity ratio. Based upon the assumptions set forth in the pro forma financial information included in Annexes IV and V, the pro forma debt to capital for the Company as of December 31, 1993 would improve from 59.8% (after taking into account the Seagull Canada Acquisition) to 47.0% as a result of the ENSTAR Alaska Stock Proposal and the ENSTAR Alaska Stock Offering, and the pro forma debt to capital ratio for Seagull Energy (without ENSTAR Alaska Group) as of December 31, 1993 would improve from 60.8% to 46.4%. See "Unaudited Condensed Pro Forma Financial Statements" in Annexes IV and V.

     - The separate recording of the financial results for each business group and separate trading of each class of common stock of the Company could result in a broader and more focused equity research coverage by financial analysts, which should enable the investment community to gain a better understanding of each business group and could serve as an additional discipline on the performance of each business group.

     - From a credit perspective, Seagull Energy would benefit from the credit rating of the Company as a whole and, therefore, Seagull Energy would continue to benefit from having the ENSTAR Alaska Group as a part of the Company's organization.

     In connection therewith, the Board also evaluated the potentially adverse aspects of the ENSTAR Alaska Stock Proposal, including the uncertainty with respect to the proceeds to be realized in the ENSTAR Alaska Stock Offering and its impact on the market price of the Seagull Common Stock, as well as the fact that implementation of the ENSTAR Alaska Stock Proposal would, to a certain extent, make the capital structure of the Company more complex and require additional disclosure to be made with respect to the ENSTAR

Alaska Group. The Board determined, however, that the positive aspects of the ENSTAR Alaska Stock Proposal outweighed any potentially adverse aspects and concluded that the ENSTAR Alaska Stock Proposal is in the best interests of the Company.

STOCK EXCHANGE LISTINGS

     The Seagull Common Stock is currently listed on the NYSE under the symbol "SGO." If the ENSTAR Alaska Stock Proposal is implemented, the symbol for the Seagull Common Stock would remain "SGO." Application will be made to the NYSE for listing of the ENSTAR Alaska Stock on the NYSE under the symbol
"          ." The Company cannot predict to what extent a public market will develop for the shares of the ENSTAR Alaska Stock or the prices at which the shares of ENSTAR Alaska Stock may trade in such market or otherwise. It is also not possible to predict the impact of the ENSTAR Alaska Stock Proposal on the prices at which the shares of Seagull Common Stock may trade following implementation of such proposal. See "Special Considerations -- No Assurance as to Market Price" above.

FINANCIAL ADVISOR

     The Company has engaged Lehman Brothers Inc. as its exclusive targeted stock financial advisor in connection with the ENSTAR Alaska Stock Proposal. In connection therewith, the Company has agreed to pay Lehman Brothers Inc. a financial advisory fee of $1.25 million if the ENSTAR Alaska Stock Proposal is approved by the Company's shareholders. Lehman Brothers Inc. has not been paid to solicit proxies in connection with the ENSTAR Alaska Stock Proposal. The Company has also agreed to reimburse Lehman Brothers Inc. for certain reasonable out-of-pocket expenses (including fees and expenses of its legal counsel) and has agreed to indemnify Lehman Brothers Inc. against certain liabilities, including liabilities under the federal securities laws. In addition, the Company has agreed that Lehman Brothers Inc. may act as lead manager or agent in connection with the ENSTAR Alaska Stock Offering contemplated herein.

STOCK TRANSFER AGENT AND REGISTRAR

     First National Bank of Boston acts as the registrar and transfer agent for the Seagull Common Stock, and if the ENSTAR Alaska Stock Proposal is approved, First National Bank of Boston will act as the registrar and transfer agent for both the Seagull Common Stock and the ENSTAR Alaska Stock.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion summarizes the material federal income tax considerations applicable to the ENSTAR Alaska Stock Proposal in the opinion of Vinson & Elkins L.L.P., counsel to the Company. The opinion of counsel and the following summary are based upon the relevant authorities in effect as of the date hereof, including the Code, Treasury regulations and proposed regulations, court decisions and current administrative rulings and pronouncements of the IRS, all of which are subject to change, possibly with retroactive effect. In particular, Congress could enact legislation affecting the treatment of stock with characteristics similar to the ENSTAR Alaska Stock and the Seagull Common Stock or the Treasury Department could change the current law in future regulations, including regulations issued pursuant to its authority under section 337(d) of the Code. However, based upon the advice of counsel, the Company is of the belief that, as a practical matter, it is unlikely that such legislation or regulations would apply retroactively. The Company has not applied for an advance ruling from the IRS because the IRS announced in 1987 that it is studying the federal income tax treatment of stock that has certain voting and liquidation rights in an issuing corporation but whose dividend rights are determined by reference to the earnings of a segregated portion of the issuing corporation's assets, and that rulings with respect to such stock would not be issued until the IRS resolves the issue of such treatment. The ENSTAR Alaska Stock Proposal contemplates the possibility of the passage of time between the date hereof, the Company's 1994 Annual Meeting and the ENSTAR Alaska Stock Offering. Therefore, the Company will conduct an appropriate reassessment of the law prior to the Annual Meeting and the issuance of the ENSTAR Alaska Stock.

     This summary assumes that the Seagull Common Stock is held as a "capital asset" (generally, property held for investment) as defined in the Code; it does not purport to be complete and does not address the tax consequences to holders that are subject to special tax rules. Shareholders should consult their own tax advisors with respect to the application of the federal income tax laws to their particular situation, as well as the applicability and effect of any state, local or foreign tax laws to which they may be subject.

     Treatment as Common Stock. In the opinion of counsel, the ENSTAR Alaska Stock and the Seagull Common Stock each will be treated for federal income tax purposes as common stock of the Company. So treated, (i) no income, gain or loss will be recognized to the holders of Seagull Common Stock and there will be no change to a shareholder's basis or holding period for such shareholder's shares of Seagull Common Stock as a result of the implementation of the ENSTAR Alaska Stock Proposal (including the amendment and restatement of the Rights Agreement described below), (ii) implementation of the ENSTAR Alaska Stock Proposal will have no effect on the federal income taxation of dividends received by holders of Seagull Common Stock or of a sale or other disposition of Seagull Common Stock and (iii) no gain or loss will be recognized to the Company upon the implementation of the ENSTAR Alaska Stock Proposal or upon the issuance and sale of ENSTAR Alaska Stock in the ENSTAR Alaska Stock Offering.

     There are no court decisions or other authorities that bear directly on transactions similar to the ENSTAR Alaska Stock Proposal, and as noted above the federal income tax treatment of stock similar to ENSTAR Alaska Stock is currently under study by the IRS. If, contrary to the opinion of counsel, the ENSTAR Alaska Stock were treated as stock of a subsidiary of the Company, the Company would recognize gain on the issuance of such stock in an amount equal to the excess of the fair market value of such stock over its federal income tax basis to the Company, and (assuming that the Outstanding Interest Fraction is greater than 20%) the ENSTAR Alaska Group would not be includable in the Company's consolidated federal income tax return.

     Backup Withholding. Noncorporate holders of Seagull Common Stock may be subject to backup withholding at the rate of 31% with respect to dividends on, or the proceeds of a sale of, Seagull Common Stock if the holder fails to furnish its taxpayer identification number ("TIN," which for an individual would be such individual's social security number), furnishes an incorrect TIN, or, with respect to dividends, under certain other circumstances. The amount of any backup withholding from a payment to a holder would be allowed as a credit against the holder's federal income tax liability, if any, or refunded, provided the required information is furnished to the IRS.

RESTATED RIGHTS AGREEMENT

     Pursuant to a Rights Agreement entered into in March 1989 (the "Rights Agreement"), preferred stock purchase rights ("Seagull Energy Rights") were initially issued by the Board to all holders of Seagull Common Stock. If the ENSTAR Alaska Stock Proposal is approved by shareholders and implemented by the Board, upon issuance of the ENSTAR Alaska Stock, the Rights Agreement would be amended and restated to reflect the change in the capital structure of the Company, and the Board would authorize and declare a distribution on all the ENSTAR Alaska Stock that might be issued from time to time of one preferred stock purchase right (an "ENSTAR Alaska Right") for each outstanding share of the ENSTAR Alaska Stock. The Rights Agreement, as amended and restated (the "Restated Rights Agreement"), would provide that each ENSTAR Alaska Right (together with each Seagull Energy Right, a "Right") would entitle the registered holder to purchase from the Company a unit consisting of one one-hundredth of a share (an "ENSTAR Alaska Unit") of ENSTAR Alaska Series C
Stock, at a purchase price of $          in cash per ENSTAR Alaska Unit, subject
to adjustment from time to time to prevent dilution. The Restated Rights Agreement would provide that each Seagull Energy Right would entitle the registered holder to purchase from the Company a unit consisting of one one-hundredth of a share (a "Seagull Energy Unit") of Seagull Energy Series B
Stock, at a purchase price of $          in cash per Seagull Energy Unit,
subject to adjustment from time to time to prevent dilution. The Seagull Energy Series B Stock would be attributed to Seagull Energy. Pursuant to the Articles of Amendment to the Articles of Incorporation set forth as Annex III, the terms of the Seagull Energy Series B Stock would also be amended to take into account the authorization of two classes of common stock of the Company. The ENSTAR Alaska Series C Stock would be a newly designated series of Preferred Stock of the Company and would be attributed to the ENSTAR Alaska Group. The Seagull Energy Units and the ENSTAR Alaska Units are collectively referred to as "Units."

     The Rights would not be exercisable until the Distribution Date (as defined below) and, unless earlier redeemed by the Company as described below, the Restated Rights Agreement would expire on March 22, 1999.

     The Restated Rights Agreement would provide that, prior to a Distribution Date, the Seagull Energy Rights and ENSTAR Alaska Rights would attach to all certificates representing shares of Seagull Common Stock or ENSTAR Alaska Stock, respectively, then outstanding and no separate Rights certificates would be distributed. Each share of Seagull Common Stock would represent one Seagull Energy Right and each share of ENSTAR Alaska Stock would represent one ENSTAR Alaska Right. The Seagull Common Stock and the ENSTAR Alaska Stock are sometimes hereinafter referred to together as the "Voting Common Stock."

     Until the Distribution Date, (i) the Rights will be evidenced by the certificates for the Voting Common Stock registered in the names of the holders thereof (which certificates shall also be deemed to be Right certificates) and not by separate Right certificates, and (ii) the right to receive Right certificates will be transferable only in connection with the transfer of shares of Voting Common Stock.

     Generally, if the Company is acquired in a merger or other business combination transaction or 50% or more of the Company's consolidated assets or earning power is sold, proper provision will be made so that each holder of a Right will thereafter have the right to receive, upon the exercise thereof at the then current exercise price of the Right, the number of shares of common stock of the acquiring company that at the time of such transaction will have a market value of two times the exercise price of the Right.

     After the tenth day following the date on which any person or group of affiliated or associated persons (other than certain excepted persons) acquires beneficial ownership representing 20% or more of the total votes of the outstanding shares of Voting Common Stock (unless such person first acquires shares with 20% or more of the total votes of the outstanding shares of Voting Common Stock pursuant to a cash tender offer for all of the Voting Common Stock, which purchase increases such person's beneficial ownership to shares representing 85% or more of the total votes of the outstanding Voting Common Stock) (an "Acquiring Person") or during such time as there is an Acquiring Person, there shall be any reclassification of securities or recapitalization or reorganization of the Company or other transaction or series of transactions that has the effect of increasing by more than 1% the proportionate share of the outstanding shares of any class of equity securities of the Company or any of its subsidiaries beneficially owned by the Acquiring Person (the earliest of such dates shall be the "Distribution Date"), proper provision shall be made so that each holder of a Right, other than Rights beneficially owned by the Acquiring Person (which will thereafter be void), will thereafter have the right to receive upon exercise that number of shares of Seagull Common Stock or ENSTAR Alaska Stock, as applicable, having a market value of two times the exercise price of the Right. If a person inadvertently becomes the beneficial owner of Voting Common Stock representing 20% or more of the total votes to which all outstanding shares of Voting Common Stock were entitled due to the fluctuation of the relative voting rights of the ENSTAR Alaska Stock and the Seagull Common Stock described above, such person would not be an Acquiring Person unless and until such person acquired additional shares of Voting Common Stock; provided, however, that for purposes of the Restated Rights Agreement, a determination as to the percentage of Voting Common Stock owned by a person shall be made assuming that the date on which such person acquired its shares was a record date. See "-- Description of Seagull Common Stock and ENSTAR Alaska
Stock -- Voting Rights" above.

     The Rights have certain anti-takeover effects. The Rights will cause substantial dilution to a person or group that attempts to acquire the Company without conditioning the offer on a substantial number of Rights being acquired or approval of the Board. The Rights should not interfere with any merger or other business combination approved by the Board of Directors of the Company since, among other things, the Board of Directors may, at its option, at any time until 10 days (subject to extension) following the date on which a person or group (other than certain excepted persons) acquires shares representing 20% or more of the total votes of the outstanding Voting Common Stock, redeem all but not less than all the then outstanding Rights at $.01 per Right.

     Prior to the Distribution Date, the Company would issue Rights on each share of Seagull Common Stock and on each share of ENSTAR Alaska Stock so that all such shares would have attached Rights. Until a Right is exercised, the holder thereof, as such, would have no rights as a shareholder of the Company, including without limitation, the right to vote or to receive dividends.

     The Company, without the approval of any holders of Right certificates, would be able to amend any of the provisions of the Restated Rights Agreement in order to cure any ambiguity, to correct or supplement any provision that may be defective or inconsistent, or to make any other provisions with respect to the Rights that the Company deems necessary or desirable; provided, however, that no amendment to adjust the time period governing redemption would be made at such time as the Rights are not redeemable.

     The Restated Rights Agreement, dated as of March 17, 1989, as amended, between the Company and The First National Bank of Boston, as Rights Agent, specifies the terms of the Rights and the foregoing description of the Rights is qualified in its entirety by reference to the Rights Agreement, a copy of which is available upon written request to the Investor Relations Department, Seagull Energy Corporation, 1001 Fannin, Suite 1700, Houston, Texas 77002, telephone
(713) 951-4700.

ANTI-TAKEOVER CONSIDERATIONS

     The following information is provided with respect to certain matters, in addition to the Restated Rights Agreement, that could be viewed as having the effect of discouraging an attempt to obtain control of the Company.

     Undesignated Preferred Stock. The Articles of Incorporation currently provides for the issuance of preferred stock in series at the discretion of the Board of Directors without further action by the shareholders of the Company (except as provided by Texas law or the rules or regulations of any securities exchange on which either class of outstanding common stock of the Company may then be listed). The Board of Directors may designate any of such series of preferred stock and may establish the relative voting and other rights of each such series.

     One of the effects of the existence of unissued and unreserved preferred stock could be to enable the Board of Directors to issue shares to persons friendly to current management which could render more difficult or discourage an attempt to obtain control of the Company by means of a merger, tender offer, proxy contest or otherwise, and thereby protect the continuity of the Company's management. Such additional shares also could be used to dilute the stock ownership of persons seeking to obtain control of the Company.

     Pursuant to the Articles of Incorporation, the Board of Directors is authorized without any further action by the shareholders to determine the voting powers and relative, participating, optional and other special rights and qualifications, limitations and restrictions of the unissued preferred stock. The purpose of authorizing the Board of Directors to determine such powers, rights, qualifications, limitations and restrictions is to eliminate delays associated with a shareholder vote on specific issuances. The Board of Directors could, in its sole discretion, issue series of preferred stock with voting and/or conversion rights that could dilute the relative voting power of any or all classes of common stock of the Company, and which could, among other things, have the effect of delaying, deterring or preventing a change in control of the Company. It is not possible to state the actual effect of the authorization and issuance of preferred stock of the Company upon the rights of holders of the Seagull Common Stock or the ENSTAR Alaska Stock unless and until the Board of Directors determines the attributes of the preferred stock of the Company and the specific rights of its holders. Such effects might include, however, (i) restrictions on dividends on Seagull Common Stock or ENSTAR Alaska Stock if dividends on Preferred Stock have not been paid; (ii) dilution of the voting power of Voting Common Stock to the extent that preferred stock has voting rights, or to the extent that any series of preferred stock of the Company is convertible into either class of common stock of the Company; (iii) dilution of the equity interest of the common stock of the Company; and (iv) limitation on the right of holders of common stock of the Company to share in the Company's assets upon liquidation until satisfaction of any liquidation preference attributable to preferred stock of the Company. The treasury shares and the authorized but unissued shares of Seagull Common Stock and ENSTAR Alaska Stock would also be available for issuance from time to time by the Company at the sole discretion of the Board for any proper corporate purpose. The approval of the shareholders of the Company will not be solicited by the Company for the issuance from the authorized but unissued shares of Seagull Common Stock or ENSTAR Alaska Stock (unless such approval is deemed advisable by the Board of Directors or is required by stock exchange regulations).

     Classified Board; Removal of Directors. The Bylaws of the Company provide that the members of the Company's Board of Directors are divided into three classes as nearly equal as possible. Each class is elected for a three-year term. At each annual meeting of shareholders, approximately one-third of the members of the Board of Directors are elected for a three-year term and the other directors remain in office until their three-year terms expire. Furthermore, the Bylaws of the Company provide that neither any director nor the Board of Directors may be removed without cause, and that any removal for cause would require the affirmative vote of the holders of at least a majority of the voting power of the outstanding capital stock entitled to vote for the election of directors. Thus, control of the Board of Directors cannot be changed in one year without removing the directors for cause as described above; rather, at least two annual meetings must be held before a majority of the members of the Board of Directors could be changed. The Bylaws of the Company provide that the Bylaw provisions related to the classified board and removal of directors cannot be altered, amended or repealed without the approval of the holders of at least two-thirds of the outstanding shares entitled to vote thereon.

     Certain provisions described above may have the effect of delaying shareholder actions with respect to certain business combinations and the election of new members to the Board of Directors. As such, the provisions could have the effect of discouraging open market purchases of common stock of the Company because they may be considered disadvantageous by a shareholder who desires to participate in a business combination or elect a new director.

                            ------------------------

     Approval of the ENSTAR Alaska Stock Proposal will require the affirmative vote of at least two-thirds of all issued and outstanding shares of Seagull Common Stock.

     THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE ENSTAR ALASKA STOCK PROPOSAL.

       PROPOSAL 3 -- RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS

     The Board of Directors has appointed the firm of KPMG Peat Marwick, which has served as independent auditors of the Company since 1981, as independent auditors of the Company for the fiscal year ending December 31, 1994, and recommends ratification by the shareholders of such appointment. Such ratification requires the affirmative vote of the holders of a majority of the shares of Seagull Common Stock present or represented by proxy and entitled to vote at the Annual Meeting. Under Texas law, an abstention would have the same legal effect as a vote against this proposal, but a broker non-vote would not be counted for purposes of determining whether a majority has been achieved. The persons named in the accompanying proxy intend to vote for ratification of such appointment unless instructed otherwise on the proxy. The Board of Directors recommends a vote "FOR" this proposal.

     In the event the appointment is not ratified, the Board of Directors will consider the appointment of other independent auditors. The Board of Directors may terminate the appointment of KPMG Peat Marwick as the Company's independent auditors without the approval of the shareholders of the Company whenever the Board of Directors deems such termination necessary or appropriate. A representative of KPMG Peat Marwick is expected to attend the Annual Meeting and will have the opportunity to make a statement, if such representative desires to do so, and will be available to respond to appropriate questions.

                             SHAREHOLDER PROPOSALS

     Any shareholder who wishes to submit a proposal for inclusion in the proxy material and for presentation at the Company's 1995 Annual Meeting of Shareholders must forward such proposal to the Secretary of the Company at the address indicated on the second page of this Proxy Statement, so that the
Secretary receives it no later than                .

                                 OTHER MATTERS

     The Board of Directors does not know of any other matters that are to be presented for action at the Annual Meeting. However, if any other matters properly come before the Annual Meeting or any adjournment(s) or postponement(s) thereof, it is intended that the enclosed proxy will be voted in accordance with the judgment of the persons named in the proxy.

                                            By Order of the Board of Directors,

                                            Sylvia Sanchez
                                            Secretary

April   , 1994

                                                                         ANNEX I

                           GLOSSARY OF CERTAIN TERMS

                                                                              PAGE ON WHICH TERM
                                                                              IS DEFINED IN THE
                                    TERM                                       PROXY STATEMENT
- - ----------------------------------------------------------------------------  ------------------
1935 Act....................................................................              12
Acquiring Person............................................................              62
Annual Meeting..............................................................               1
APUC........................................................................              10
Available ENSTAR Alaska Group Dividend Amount...............................              46
Available Seagull Energy Dividend Amount....................................              46
Board.......................................................................               1
Board of Directors..........................................................               1
Business Day................................................................          III-11
Canadian Credit Agreement...................................................              18
Code........................................................................
Company.....................................................................               1
Convertible Securities......................................................          III-11
Credit Agreement............................................................              42
Disposition.................................................................              48
Distribution Date...........................................................              62
Effective Date..............................................................              46
ENSTAR Alaska Group.........................................................               8
ENSTAR Alaska Group Subsidiary..............................................              47
ENSTAR Alaska Right.........................................................              61
ENSTAR Alaska Series C Stock................................................              45
ENSTAR Alaska Stock.........................................................               8
ENSTAR Alaska Stock Offering................................................               3
ENSTAR Alaska Stock Proposal................................................               8
ENSTAR Alaska Unit..........................................................              61
Exchange Act................................................................              22
Exchange Date...............................................................          III-11
Federal tax rate............................................................              49
IRS.........................................................................
Management Agreement........................................................              44
Market Capitalization.......................................................          III-11
Market Value................................................................          III-12
Market Value Ratio..........................................................           III-3
Named Officers..............................................................              29
Net Proceeds................................................................              49
Number of Shares Issuable with Respect to the Retained Interest.............              15
NYSE........................................................................              16
Options.....................................................................              25
Outstanding Interest Fraction...............................................              15
Peer Group..................................................................              31
Preferred Stock.............................................................              45
Record Date.................................................................               2
Redemption Date.............................................................          III-13
Restated Rights Agreement...................................................              61
Retained Interest...........................................................               3
Retained Interest Fraction..................................................              15

                                                                              PAGE ON WHICH TERM
                                                                              IS DEFINED IN THE
                                    TERM                                       PROXY STATEMENT
- - ----------------------------------------------------------------------------  ------------------
Right.......................................................................              61
Rights Agreement............................................................              61
Seagull Canada Acquisition..................................................              18
Seagull Common Stock........................................................               1
Seagull Energy..............................................................               8
Seagull Energy Corporation Earnings Attributable to the ENSTAR Alaska
  Group.....................................................................              46
Seagull Energy Corporation Earnings Attributable to Seagull Energy..........              46
Seagull Energy Rights.......................................................              61
Seagull Energy Series B Stock...............................................              45
Seagull Energy Unit.........................................................              61
SEC.........................................................................              22
Stock Split.................................................................               2
Tax Sharing Agreement.......................................................              44
TBCA........................................................................              13
Units.......................................................................              62
Voting Common Stock.........................................................              62

                                                                        ANNEX II

                         ILLUSTRATIONS OF CERTAIN TERMS

                               RETAINED INTEREST

     The following illustrations demonstrate the calculations of Seagull Energy's Retained Interest in the ENSTAR Alaska Group based on the assumptions set forth herein. In the illustrations below, (i) 1,200 shares of ENSTAR Alaska Stock are assumed to be authorized for issuance and (ii) 600 shares are assumed to be the number of shares of ENSTAR Alaska Stock initially issuable with respect to Seagull Energy's Retained Interest in the ENSTAR Alaska Group (the "Number of Shares Issuable with Respect to the Retained Interest"). Unless otherwise specified, each illustration below should be read independently as if none of the other transactions referred to below had occurred. Actual calculations may be slightly different due to rounding.

     At any given time, the fractional interest in the earnings and equity attributable to the ENSTAR Alaska Group that is held by the holders of the outstanding ENSTAR Alaska Stock (the "Outstanding Interest Fraction") would be equal to:

                             Outstanding Shares of
                              ENSTAR Alaska Stock
   -------------------------------------------------------------------------

          Outstanding Shares of ENSTAR Alaska Stock + Number of Shares
                 Issuable with Respect to the Retained Interest

     The balance of the equity attributable to the ENSTAR Alaska Group is retained by Seagull Energy ("Retained Interest") and, at any given time, the fractional interest in the equity attributable to the ENSTAR Alaska Group that is intended to be represented by the Retained Interest (the "Retained Interest Fraction") would be equal to:

                         Number of Shares Issuable with
                        Respect to the Retained Interest
   -------------------------------------------------------------------------

          Outstanding Shares of ENSTAR Alaska Stock + Number of Shares
                 Issuable with Respect to the Retained Interest

     The sum of the Outstanding Interest Fraction and the Retained Interest Fraction would always equal 100%.

ENSTAR ALASKA STOCK OFFERING

     The following illustrations reflect an assumed sale by the Company of 450 shares of ENSTAR Alaska Stock in the ENSTAR Alaska Stock Offering.

  Offering for Account of Seagull Energy

     Assume all of such shares are identified as sold for the account of Seagull Energy in respect of its Retained Interest, with the net proceeds reflected entirely in the financial statements of Seagull Energy.

        Shares previously issued and outstanding...............................     0
        Newly issued shares for account of Seagull Energy......................   450
                                                                                 ----
                  Total issued and outstanding after ENSTAR Alaska Stock
                    Offering...................................................   450
                                                                                 ----
                                                                                 ----

- - - The Number of Shares Issuable with Respect to the Retained Interest would decrease by the number of shares of ENSTAR Alaska Stock issued in the ENSTAR Alaska Stock Offering for the account of Seagull Energy.

        Number of Shares Issuable with Respect to the Retained Interest prior
          to ENSTAR Alaska Stock Offering......................................   600
        Shares issued in ENSTAR Alaska Stock Offering..........................   450
                                                                                 ----
        Number of Shares Issuable with Respect to the Retained Interest after
          ENSTAR Alaska Stock Offering.........................................   150
                                                                                 ----
                                                                                 ----

- - - As a result, the Outstanding Interest Fraction that is represented by the issued and outstanding shares of ENSTAR Alaska Stock (450) is 75%, calculated as follows:

                                      450
                                  ------------

                                   450 + 150

   The Retained Interest Fraction would accordingly be 25%.

- - -  In this case, in the event of any dividend or other distribution paid on the outstanding shares of ENSTAR Alaska Stock (other than a dividend or other distribution payable in shares of ENSTAR Alaska Stock), the financial statements of Seagull Energy would be credited, and the financial statements of the ENSTAR Alaska Group would be charged, with an amount equal to 33.3%
   (representing the ratio of the Number of Shares Issuable with Respect to the
   Retained Interest (150) to the total number of shares of ENSTAR Alaska Stock issued and outstanding following the ENSTAR Alaska Stock Offering (450)) of the aggregate amount of such dividend or distribution. If, for example, a dividend of $1.00 per share were declared and paid on the 450 shares of
   ENSTAR Alaska Stock outstanding (an aggregate of $450), Seagull Energy financial statements would be credited with $150, and the ENSTAR Alaska Group financial statements would be charged with that amount in addition to the
   $450 dividend paid to the holders of ENSTAR Alaska Stock (a total of $600).

- - - Immediately after the ENSTAR Alaska Stock Offering, the Company would have 750 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 450 issued and outstanding).

  Offering for Account of the ENSTAR Alaska Group

     Assume all of such shares are identified as sold for the account of the ENSTAR Alaska Group as an increase in its equity, with the net proceeds reflected entirely in the financial statements of the ENSTAR Alaska Group.

        Shares previously issued and outstanding...............................     0
        Newly issued shares for account of the ENSTAR Alaska Group.............   450
                                                                                 ----
                  Total issued and outstanding after ENSTAR Alaska Stock
                    Offering...................................................   450
                                                                                 ----
                                                                                 ----

- - - The Number of Shares Issuable with Respect to the Retained Interest (600) would remain unchanged.

- - - As a result, the issued and outstanding shares (450) would represent an Outstanding Interest Fraction of 42.9%, calculated as follows:
                                      450
                                  ------------

                                   450 + 600

   The Retained Interest Fraction would accordingly be 57.1%.

- - -  In this case, in the event of any dividend or other distribution paid on the outstanding shares of ENSTAR Alaska Stock (other than a dividend or other distribution payable in shares of ENSTAR Alaska Stock), the financial statements of Seagull Energy would be credited, and the financial statements of the ENSTAR Alaska Group would be charged, with an amount equal to 133%
   (representing the ratio of the

   Number of Shares Issuable with Respect to the Retained Interest (600) to the total number of shares of ENSTAR Alaska Stock issued and outstanding following the ENSTAR Alaska Stock Offering (450)) of the aggregate amount of such dividend or distribution.

- - - Immediately after the ENSTAR Alaska Stock Offering, the Company would have 750 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 450 issued and outstanding).

ADDITIONAL OFFERINGS OF ENSTAR ALASKA STOCK

     The following illustrations reflect an assumed sale by the Company of an additional 100 shares of ENSTAR Alaska Stock after the assumed initial issuance of 450 shares of ENSTAR Alaska Stock for the account of Seagull Energy.

  Additional Offering for Account of Seagull Energy

     Assume all of such shares are identified as sold for the account of Seagull Energy in respect of its Retained Interest, with the net proceeds reflected entirely in the financial statements of Seagull Energy.

        Shares previously issued and outstanding...............................   450
        Newly issued shares for account of Seagull Energy......................   100
                                                                                 ----
                  Total issued and outstanding after additional public
                    offering...................................................   550
                                                                                 ----
                                                                                 ----

- - - The Number of Shares Issuable with Respect to the Retained Interest would decrease by the number of any shares of ENSTAR Alaska Stock issued for the account of Seagull Energy.

        Number of Shares Issuable with Respect to the Retained Interest prior
          to additional public offering........................................   150
        Shares issued in additional public offering............................   100
                                                                                 ----
        Number of Shares Issuable with Respect to the Retained Interest after
          additional public offering...........................................    50
                                                                                 ----
                                                                                 ----

- - - As a result, the total issued and outstanding shares (550) would in the aggregate represent an Outstanding Interest Fraction of 91.7%, calculated as follows:

                                      550
                                  ------------

                                    550 + 50

   The Retained Interest Fraction would accordingly be reduced to 8.3%.

- - - In this case, in the event of any dividend or other distribution paid on ENSTAR Alaska Stock (other than a dividend or other distribution payable in shares of ENSTAR Alaska Stock), the financial statements of Seagull Energy would be credited, and the financial statements of the ENSTAR Alaska Group would be charged, with an amount equal to 9.1% (representing the ratio of the Number of Shares Issuable with Respect to the Retained Interest (50) to the total number of shares of ENSTAR Alaska Stock issued and outstanding following the public offering (550)) of the aggregate amount of such dividend or distribution.

- - - The Company would have 650 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 550 issued and outstanding).

  Additional Offering for Account of the ENSTAR Alaska Group

     Assume all of such shares are identified as sold for the account of the ENSTAR Alaska Group as an increase in its equity, with the net proceeds reflected entirely in the financial statements of the ENSTAR Alaska Group.

        Shares previously issued and outstanding...............................   450
        Newly issued shares for account of the ENSTAR Alaska Group.............   100
                                                                                 ----
                  Total issued and outstanding after additional public
                    offering...................................................   550
                                                                                 ----
                                                                                 ----

- - - The Number of Shares Issuable with Respect to the Retained Interest (150) would remain unchanged.

- - - As a result, the total issued and outstanding shares (550) would in the aggregate represent an Outstanding Interest Fraction of 78.6%, calculated as follows:

                                      550
                                  ------------

                                   550 + 150

   The Retained Interest Fraction would accordingly be reduced to 21.4%.

- - - In this case, in the event of any dividend or other distribution paid on ENSTAR Alaska Stock (other than a dividend or other distribution payable in shares of ENSTAR Alaska Stock), the financial statements of Seagull Energy would be credited, and the financial statements of the ENSTAR Alaska Group would be charged, with an amount equal to 27.3% (representing the ratio of the Number of Shares Issuable with Respect to the Retained Interest (150) to the total number of shares of ENSTAR Alaska Stock issued and outstanding following the public offering (550)) of the aggregate amount of such dividend or distribution.

- - - The Company would have 650 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 550 issued and outstanding).

  Offerings of Convertible Securities

     If the Company were to issue any Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock, the Outstanding Interest Fraction and the Retained Interest Fraction would be unchanged at the time of such issuance. If any shares of ENSTAR Alaska Stock were issued upon conversion or exercise of such Convertible Securities, however, then the Outstanding Interest Fraction and the Retained Interest Fraction would be affected as shown above under "Additional Offering for Account of Seagull Energy," if such Convertible Securities were attributed to Seagull Energy, or under "Additional Offering for Account of the ENSTAR Alaska Group," if such Convertible Securities were attributed to the ENSTAR Alaska Group.

REPURCHASES OF ENSTAR ALASKA STOCK

     The following illustrations reflect an assumed repurchase by the Company of 50 shares of ENSTAR Alaska Stock after the ENSTAR Alaska Stock Offering.

  Repurchase for Account of Seagull Energy

     Assume all of such shares are identified as repurchased for the account of Seagull Energy as an increase in its Retained Interest in the ENSTAR Alaska Group, with the financial statements of Seagull Energy being charged entirely with the consideration paid for such shares.

        Shares previously issued and outstanding...............................   450
        Shares repurchased for account of Seagull Energy.......................    50
                                                                                 ----
                  Total issued and outstanding after repurchase................   400
                                                                                 ----
                                                                                 ----

- - -  The Number of Shares Issuable with Respect to the Retained Interest would be increased by the number of any shares of ENSTAR Alaska Stock repurchased for the account of Seagull Energy.

        Number of Shares Issuable with Respect to the Retained Interest prior
          to repurchase........................................................   150
        Number of shares repurchased for the account of Seagull Energy.........    50
                                                                                 ----
        Number of Shares Issuable with Respect to the Retained Interest after
          repurchase...........................................................   200
                                                                                 ----
                                                                                 ----

- - - As a result, the total issued and outstanding shares (400) would in the aggregate represent an Outstanding Interest Fraction of 66.7%, calculated as follows:

                                      400
                                  ------------

                                   400 + 200

   The Retained Interest Fraction would accordingly be increased to 33.3%.

- - - The Company would have 800 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 400 issued and outstanding).

  Repurchase for Account of the ENSTAR Alaska Group

     Assume all of such shares are identified as repurchased for the account of the ENSTAR Alaska Group, with the financial statements of the ENSTAR Alaska Group being charged entirely with the consideration paid for such shares.

        Shares previously issued and outstanding...............................   450
        Shares repurchased for account of the ENSTAR Alaska Group..............    50
                                                                                 ----
                  Total issued and outstanding after repurchase................   400
                                                                                 ----
                                                                                 ----

- - - The Number of Shares Issuable with Respect to the Retained Interest (150) would remain unchanged.

- - - As a result, the total issued and outstanding shares (400) would in the aggregate represent an Outstanding Interest Fraction of 72.7%, calculated as follows:

                                      400
                                  ------------

                                   400 + 150

   The Retained Interest Fraction would accordingly be increased to 27.3%.

- - - The Company would have 800 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 400 issued and outstanding).

ENSTAR ALASKA STOCK DIVIDENDS

     The following illustrations reflect assumed dividends of ENSTAR Alaska Stock on outstanding shares of Seagull Common Stock and outstanding shares of ENSTAR Alaska Stock, respectively, after the assumed initial issuance of 450 shares of ENSTAR Alaska Stock for the account of Seagull Energy.

  ENSTAR Alaska Stock Dividend on Seagull Common Stock

     Assume 5,000 shares of Seagull Common Stock are outstanding and the Company declares a dividend of 1/50 of a share of ENSTAR Alaska Stock on each outstanding share of Seagull Common Stock.

        Shares previously issued and outstanding...............................   450
        Newly issued shares for account of Seagull Energy......................   100
                                                                                 ----
                  Total issued and outstanding after dividend..................   550
                                                                                 ----
                                                                                 ----

- - - Any dividend of shares of ENSTAR Alaska Stock to the holders of shares of Seagull Energy would be treated as a dividend of shares issuable with respect to Seagull Energy's Retained Interest. As a result, the Number of Shares Issuable with Respect to the Retained Interest would decrease by the number of shares of ENSTAR Alaska Stock distributed to the holders of Seagull Common Stock.

        Number of Shares Issuable with Respect to the Retained Interest prior
          to dividend..........................................................   150
        Number of shares dividended on outstanding shares of Seagull Common
          Stock................................................................   100
                                                                                 ----
        Number of Shares Issuable with Respect to the Retained Interest after
          dividend.............................................................    50
                                                                                 ----
                                                                                 ----

   The Company will not dividend to holders of Seagull Common Stock a number of shares of ENSTAR Alaska Stock exceeding the number of shares then issuable with respect to the Retained Interest.

- - - As a result, the total issued and outstanding shares (550) would in the aggregate represent an Outstanding Interest Fraction of 91.7%, calculated as follows:

                                      550
                                  ------------

                                    550 + 50

     The Retained Interest Fraction would accordingly be reduced to 8.3%. Note, however, that after the dividend, the holders of Seagull Common Stock would also hold 100 shares of ENSTAR Alaska Stock, which would represent a direct interest of 16.7% in the equity attributable to the ENSTAR Alaska Group together with the 8.3% Retained Interest of Seagull Energy would represent a 25% interest in such equity, which is the percentage interest the holders of the Seagull Common Stock had prior to the dividend.

- - - The Company would have 650 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 550 issued and outstanding).

  ENSTAR Alaska Stock Dividend on ENSTAR Alaska Stock

     Assume the Company declares a dividend of 1/5 of a share of ENSTAR Alaska Stock on each outstanding share of ENSTAR Alaska Stock.

        Shares previously issued and outstanding...............................   450
        Newly issued shares for account of the ENSTAR Alaska Group.............    90
                                                                                 ----
                  Total issued and outstanding after dividend..................   540
                                                                                 ----
                                                                                 ----

- - -  The Number of Shares Issuable with Respect to the Retained Interest would be increased proportionately to reflect the stock dividend payable in shares of
   ENSTAR Alaska Stock to holders of shares of ENSTAR Alaska Stock. That is, the
   Number of Shares Issuable with Respect to the Retained Interest would be increased by a number equal to 33.3% (representing the ratio of the Number of
   Shares Issuable with Respect to the Retained Interest (150) to the number of shares of ENSTAR Alaska Stock issued and outstanding (450), in each case immediately prior to such dividend) of the aggregate number of shares issued in connection with such dividend or outstanding shares of ENSTAR Alaska Stock
   (90), or 30.

        Number of Shares Issuable with Respect to the Retained Interest prior
          to dividend..........................................................   150
        Proportionate increase to reflect dividend of shares on outstanding
          shares of ENSTAR Alaska Stock........................................    30
                                                                                 ----
        Number of Shares Issuable with Respect to the Retained Interest after
          dividend.............................................................   180
                                                                                 ----
                                                                                 ----

- - - As a result, the total issued and outstanding shares (540) would in the aggregate continue to represent an Outstanding Interest Fraction of 75%, calculated as follows:

                                      540
                                  ------------

                                   540 + 180

   The Retained Interest Fraction would accordingly continue to be 25%.

- - - The Company would have 660 authorized and unissued shares of ENSTAR Alaska Stock remaining (1,200 minus 540 issued and outstanding).

TRANSFERS OF ASSETS BETWEEN SEAGULL ENERGY AND THE ENSTAR ALASKA GROUP

  Contribution of Assets from Seagull Energy to the ENSTAR Alaska Group

     The following illustration reflects the assumed contribution by Seagull Energy to the ENSTAR Alaska Group, after the assumed initial issuance of 150 shares of ENSTAR Alaska Stock for the account of Seagull Energy, of $400 of assets allocated to Seagull Energy on a date on which the Market Value of the ENSTAR Alaska Stock is $10 per share.

        Shares previously issued and outstanding...............................   450
        Newly issued shares....................................................     0
                                                                                 ----
                  Total issued and outstanding after contribution..............   450
                                                                                 ----
                                                                                 ----

- - -  The Number of Shares Issuable with Respect to the Retained Interest would be increased to reflect the contribution to the ENSTAR Alaska Group of assets theretofore allocated to Seagull Energy by the number equal to the value of the assets contributed ($400) divided by the Market Value of the ENSTAR
   Alaska Stock at that time ($10), or 40 shares.

        Number of Shares Issuable with Respect to the Retained Interest prior
          to contribution......................................................   150
        Increase to reflect contribution to the ENSTAR Alaska Group of assets
          allocated to Seagull Energy..........................................    40
                                                                                 ----
        Number of Shares Issuable with Respect to the Retained Interest after
          contribution.........................................................   190
                                                                                 ----
                                                                                 ----

- - - As a result, the total issued and outstanding shares (450) would in the aggregate represent an Outstanding Interest Fraction of 70.3%, calculated as follows:

                                      450
                                  ------------

                                   450 + 190

   The Retained Interest Fraction would accordingly be increased to 29.7%.

- - - The Company would have 750 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 450 issued and outstanding).

  Return of Capital to Seagull Energy from the ENSTAR Alaska Group

     The following illustration reflects the assumed return of capital to Seagull Energy by the ENSTAR Alaska Group, after the assumed initial issuance of 150 shares of ENSTAR Alaska Stock for the account of Seagull Energy, of $400 of assets allocated to the ENSTAR Alaska Group on a date on which the Market Value of the ENSTAR Alaska Stock is $10 per share.

            Shares previously issued and outstanding......................   450
            Change in number of shares....................................     0
                                                                             ---
                      Total issued and outstanding after return of
                        capital...........................................   450
                                                                             ---
                                                                             ---

- - - The Number of Shares Issuable with Respect to the Retained Interest would be decreased to reflect the return of capital to Seagull Energy of assets theretofore allocated to the ENSTAR Alaska Group by the number equal to the value of the assets transferred to Seagull Energy ($400) divided by the Market Value of the ENSTAR Alaska Stock at that time ($10), or 40 shares.

            Number of Shares Issuable with Respect to the Retained
              Interest prior to return of capital.........................   150
            Decrease to reflect return of capital to Seagull Energy of
              assets allocated to the ENSTAR Alaska Group.................    40
                                                                             ---
            Number of Shares Issuable with Respect to the Retained
              Interest after contribution.................................   110
                                                                             ---
                                                                             ---

- - - As a result, the total issued and outstanding (450) would in the aggregate represent an Outstanding Interest Fraction of 80.4%, calculated as follows:

                                      450
                                  ------------

                                   450 + 110

     The Retained Interest Fraction would accordingly be decreased to 19.6%.

- - - The Company would have 750 authorized and unissued shares of such ENSTAR Alaska Stock remaining (1,200 minus 450 issued and outstanding).

                                                                       ANNEX III

                         PROPOSED ARTICLES OF AMENDMENT
                                     TO THE
                           ARTICLES OF INCORPORATION
                                       OF
                           SEAGULL ENERGY CORPORATION

     Pursuant to the provisions of Article 4.04 of the Texas Business Corporation Act, the undersigned corporation adopts the following Articles of Amendment to its Articles of Incorporation:

                                   ARTICLE I

     The name of the corporation is Seagull Energy Corporation.

                                   ARTICLE II

     The following amendments to the Articles of Incorporation were adopted by
the shareholders of the corporation on             , 1994. Upon effectiveness of
these amendments, the terms of the Corporation's existing common stock, par value $.10 per share, are amended to have the terms of the Seagull Common Stock described in the amendments set forth below in Article Four of the Articles of Incorporation. Pursuant to the first amendment, Article Four of the Articles of Incorporation is hereby amended so as to read in its entirety as follows:

                                 "ARTICLE FOUR

     Section 1. Total Number of Shares; Classes; Preemptive Rights. The total number of shares of stock that the Corporation shall have authority to issue is 130,000,000 shares, divided into 100,000,000 shares of Common Stock of the par value of $.10 per share (the "Seagull Common Stock"), 25,000,000 shares of Seagull Energy Corporation -- ENSTAR Alaska Group Common Stock of the par value of $.10 per share (the "ENSTAR Alaska Stock") and 5,000,000 shares of Preferred Stock of the par value of $1.00 per share ("Preferred Stock").

     No shareholder shall have a preemptive right to acquire any shares or securities of any class, whether now or hereafter authorized, which may at any time be issued, sold or offered for sale by the corporation.

     Section 2. Dividend Rights. Subject to the rights of the holders of any series of Preferred Stock (or any other class of preferred stock or similar stock or any series thereof), dividends may be declared and paid upon the following classes of stock upon the terms provided for below with respect to each such class solely in the discretion of the Board of Directors:

          (a) Dividends on Seagull Common Stock. Dividends on the Seagull Common Stock may be declared and paid only out of the lesser of (i) funds of the Corporation legally available therefor and (ii) the Available Seagull Energy Dividend Amount.

          (b) Dividends on ENSTAR Alaska Stock. Dividends on the ENSTAR Alaska Stock may be declared and paid only out of the lesser of (i) funds of the Corporation legally available therefor and (ii) the Available ENSTAR Alaska Dividend Amount.

          (c) Discrimination Between Seagull Common Stock and ENSTAR Alaska Stock. The Board of Directors, subject to the provisions of Sections 2(a) and 2(b), may, in its sole discretion, declare and pay dividends on all or less than all classes of common stock of the Corporation in equal or unequal amounts, notwithstanding the amount of funds available for dividends on any class, the respective voting and liquidation rights of any class, the amount of prior dividends declared on any class or any other factor.

                                      III-1

     Section 3. Exchange and Redemption.

          (a) Seagull Common Stock Not Subject to Exchange or Redemption. Shares of Seagull Common Stock are not subject to exchange or redemption.

          (b) Exchange and Redemption of ENSTAR Alaska Stock. Shares of ENSTAR Alaska Stock are subject to exchange or redemption, as the case may be, upon the terms provided below:

             (i) In the event of the Disposition, in one transaction or a series of related transactions, by the Corporation and/or its subsidiaries of all or substantially all of the properties and assets of the ENSTAR Alaska Group to one or more persons or entities (other than (x) in connection with the Disposition by the Corporation of all of the Corporation's properties and assets in one transaction or a series of related transactions which results in a liquidation, dissolution or winding-up of the Corporation referred to in Section 6, (y) on a pro rata basis to (1) the holders of all outstanding shares of ENSTAR Alaska Stock and (2) the Corporation for the benefit of Seagull Energy with respect to the Number of Shares Issuable with Respect to the Retained Interest, or (z) to any person or entity controlled by the Corporation), the Corporation shall, on or prior to the 75th Business Day following the consummation of such Disposition:

                (A) subject to Section 2(b) above, declare and pay a dividend in cash and/or in securities or other property received as proceeds of such Disposition to the holders of ENSTAR Alaska Stock in an amount equal to the product of the Outstanding Interest Fraction and the Net Proceeds of such Disposition; or

                (B) (i) if such Disposition involves all (not merely
                    substantially all) of the assets and properties of the ENSTAR Alaska Group), then, if there are sufficient funds of the Corporation legally available for the full payment contemplated by this clause (B)(i), redeem all outstanding shares of ENSTAR Alaska Stock in consideration for cash and/or for securities or other property received as proceeds of such Disposition in an aggregate amount equal to the product of the Outstanding Interest Fraction and the Net Proceeds of such Disposition; or

                    (ii) if such Disposition involves substantially all (but not all) of the assets and properties of the ENSTAR Alaska Group or if the Corporation does not have sufficient funds legally available to make the full payment contemplated pursuant to clause (B)(i), then to the extent that there are funds of the Corporation legally available therefor, redeem the number of whole shares outstanding of ENSTAR Alaska Stock that has an aggregate average Market Value, during the ten-Business Day period beginning on the sixth Business Day following such consummation, closest to the value of the product of the Outstanding Interest Fraction and the Net Proceeds of such Disposition, for cash and/or for securities or other property received as proceeds of such Disposition in an amount equal to such product; or

                (C) exchange each outstanding share of ENSTAR Alaska Stock for a number of fully paid and nonassessable shares of Seagull Common Stock (or, if there are no shares of Seagull Common Stock outstanding on such Exchange Date and shares of any other class or series of common stock of the Corporation (other than ENSTAR Alaska Stock) are then outstanding, of such other class or series of common stock has the largest Market Capitalization as of the close of business on the Business Day immediately preceding the date of the notice sent pursuant to Section 3(c)(iv)) equal to 110% of the average daily ratio (calculated to the nearest five decimal places) of the Market Value of one share of ENSTAR Alaska Stock to the Market Value of one share of Seagull Common Stock or such other class or series of common stock of the Corporation, as the case may be, during the ten-Business Day period beginning on the sixth Business Day following such consummation.

For purposes of this Section 3(b):

                                      III-2

                (x) as of any date, "substantially all of the properties and assets of the ENSTAR Alaska Group" shall mean a portion of such properties and assets (1) that represents at least 80% of the then-current market value (as determined by the Board of Directors) as of such date of the properties and assets of the ENSTAR Alaska Group as of such date, or (2) from which were derived at least 80% of the aggregate operating profit for the immediately preceding twelve fiscal quarterly periods of the Corporation (calculated on a pro forma basis to include revenues derived from any of such properties and assets acquired during such period) derived from the properties and assets of the ENSTAR Alaska Group as of such date;

                (y) in the case of a Disposition of properties and assets in a series of related transactions, such Disposition shall not be deemed to have been consummated until the consummation of the last of such transactions; and

                (z) the Board of Directors may, in its sole discretion, pay the dividend or redemption price referred to in clause (A) or (B) of this
           Section 3(b)(i) in cash even if securities or other non-cash properties are received as proceeds of any Disposition referred to in this Section 3(b)(i).

             (ii) After the payment of any dividend or redemption price with respect to ENSTAR Alaska Stock pursuant to clause (A) or (B)(ii), respectively, of Section 3(b)(i), the Board of Directors may, in its sole discretion, declare that each of the remaining outstanding shares of ENSTAR Alaska Stock shall be exchanged, on an Exchange Date prior to the first anniversary of the payment of such dividend or redemption price (as set forth in a notice delivered in accordance with Section 3(c)(iv) to holders of ENSTAR Alaska Stock and Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock), for a number of fully paid and nonassessable shares of Seagull Common Stock (or, if there are no shares of Seagull Common Stock outstanding on such Exchange Date and shares of any other class or series of common stock of the Corporation (other than ENSTAR Alaska Stock) are outstanding as of the close of business on the Business Day immediately preceding the date of the notice sent pursuant to Section 3(c)(iv), of such other class or series of common stock of the Corporation as has the largest Market Capitalization as of such Business Day) equal to 110% of the Market Value Ratio as of the fifth Business Day prior to the date such notice is mailed to such holders.

             (iii) At any time, the Board of Directors may, in its sole discretion, declare that each of the outstanding shares of ENSTAR Alaska Stock shall be exchanged, on an Exchange Date set forth in a notice delivered in accordance with Section 3(c)(iv) to holders of ENSTAR Alaska Stock and Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock, for a number of fully paid and nonassessable shares of Seagull Common Stock (or, if there are no shares of Seagull Common Stock outstanding on such Exchange Date and shares of any other class or series of common stock of the Corporation (other than ENSTAR Alaska Stock) are outstanding as of the close of business on the Business Day immediately preceding the date of the notice sent pursuant to Section 3(c)(iv), of such other class or series of common stock of the Corporation as has the largest Market Capitalization as of such Business Day) equal to 115% of the Market Value Ratio as of the fifth Business Day prior to the date such notice is mailed to such holders.

             (iv) For purposes of Section 3(b)(ii) and 3(b)(iii), the "Market Value Ratio," as of any date, shall mean the highest of the following (calculated to the nearest five decimal places): (A) the average ratio of A to B for the five-Business Day period ending on such date, (B) the quotient of (1) the sum of (w) four times the average ratio of A to B for the five-Business Day period ending on such date, (x) three times the average ratio of A to B for the next preceding five-Business Day period, (y) two times the average ratio of A to B for the next preceding five-Business Day period and (z) the average ratio of A to B for the next preceding five-Business Day period, divided by (2) ten and (C) if the dividend pursuant to clause (A) of Section 3(b)(i) was declared and paid or the redemption pursuant to clause (B) of Section 3(b)(i) was made prior to the commencement of the most recently completed fiscal quarter of the Corporation, the average ratio of A to B for such fiscal quarter, where A is the Market Value of one share of ENSTAR Alaska Stock and B is the Market

                                      III-3

        Value of one share of Seagull Common Stock or such other class or series of common stock of the Corporation as is to be exchanged for ENSTAR Alaska Stock, as the case may be.

             (v) At any time on or after the date on which all of the assets and liabilities of the ENSTAR Alaska Group (and no other assets or liabilities) are held directly or indirectly by a wholly-owned subsidiary of the Corporation (the "ENSTAR Alaska Group Subsidiary"), the Board of Directors may, in its sole discretion, provided that there are funds of the Corporation legally available therefor, declare that all of the outstanding shares of ENSTAR Alaska Stock shall be exchanged, on an Exchange Date set forth in a notice delivered in accordance with
        Section 3(c)(iv) to holders of ENSTAR Alaska Stock and Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock, for the number of outstanding shares of common stock of such ENSTAR Alaska Group Subsidiary equal to the product of the Outstanding Interest Fraction and the number of all outstanding shares of common stock of the ENSTAR Alaska Group Subsidiary, on a pro rata basis, each of which shall, upon such issuance, be fully paid and nonassessable.

             (vi) After any Exchange Date or Redemption Date on which all of the outstanding shares of ENSTAR Alaska Stock were exchanged or redeemed, any share of ENSTAR Alaska Stock that is issued on conversion or exercise of any Convertible Securities shall, immediately upon issuance pursuant to such conversion or exercise and without any notice or any other action on the part of the Corporation or its Board of Directors or the holder of such share of ENSTAR Alaska Stock:

                (A) in the event then-outstanding shares of ENSTAR Alaska Stock were exchanged for Seagull Common Stock or another class or series of common stock of the Corporation on such Exchange Date pursuant to
           Section 3(b)(i)(C), 3(b)(ii) or 3(b)(iii), be exchanged for the kind and amount of shares of capital stock, cash and/or other securities or property that a holder of such Convertible Security would have been entitled to receive pursuant to the terms of such Convertible Security had such terms provided that the conversion or exercise privilege in effect immediately prior to any exchange by the Corporation of any of its capital stock for shares of any other capital stock of the Corporation would be adjusted so that the holder of any such Convertible Security thereafter surrendered for conversion or exercise would be entitled to receive the kind and amount of shares of capital stock, cash and/or other securities or property such holder would have received immediately following such action had such Convertible Security been converted or exercised immediately prior thereto; or

                (B) in the event then-outstanding shares of ENSTAR Alaska Stock were redeemed in whole pursuant to clause (B) of Section 3(b)(i) or exchanged for common stock of the ENSTAR Alaska Group Subsidiary pursuant to Section 3(b)(v), be redeemed, to the extent of funds of the Corporation legally available therefor, for $.01 per share in cash.

             The provisions of clauses (A) and (B) of this Section 3(b)(vi) shall not apply in the event that adjustments in respect of such exchange or redemption are otherwise made pursuant to the provisions of such Convertible Securities.

          (c) General Exchange and Redemption Provisions.

             (i) Not earlier than the 16th Business Day and not later than the 20th Business Day following the consummation of a Disposition referred to in Section 3(b)(i), the Corporation shall publish an announcement in all editions of a daily newspaper with a national circulation that publishes financial news as to which of the actions specified in clauses
        (A), (B) or (C) of Section 3(b)(i) it has irrevocably determined to take.

             (ii) If the Corporation determines to pay a dividend pursuant to clause (A) of Section 3(b)(i), the Corporation shall promptly following such determination cause to be given to each holder of ENSTAR Alaska Stock and of Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock a notice setting forth (A) the record date for determining holders entitled to receive such dividend, which shall be not earlier than the 30th Business Day and not later than the

                                      III-4

        40th Business Day following the consummation of such Disposition, (B) the payment date of such dividend, (C) the kind and aggregate amount of shares of capital stock, cash and/or other securities or property to be distributed in respect of shares of ENSTAR Alaska Stock, (D) the number of outstanding shares of ENSTAR Alaska Stock and the number of shares of ENSTAR Alaska Stock into or for which such Convertible Securities are then convertible or exercisable and (E) subject to the last sentence of
        Section 3(b)(vi), a statement to the effect that holders of such Convertible Securities shall be entitled to receive such dividend only if they convert such Convertible Securities into or exercise them for ENSTAR Alaska Stock prior to the record date referred to in clause (A) of this sentence.

             (iii) If the Corporation determines to undertake a redemption pursuant to clause (B) of Section 3(b)(i), the Corporation shall promptly following such determination cause to be given to each holder of ENSTAR Alaska Stock and of Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock a notice setting forth (A) a date not earlier than the 30th Business Day and not later than the 40th Business Day following the consummation of such Disposition which shall be the date as of which shares of ENSTAR Alaska Stock then outstanding shall be subject to redemption pursuant to such provision, (B) the anticipated Redemption Date, (C) the kind and aggregate amount (or, in the case of a partial redemption, the per share amount) of shares of capital stock, cash and/or other securities or property to be paid as a redemption price in respect of shares of ENSTAR Alaska Stock, (D) the number of shares of ENSTAR Alaska Stock held by such holder to be redeemed, (E) the number of outstanding shares of ENSTAR Alaska Stock and the number of shares of ENSTAR Alaska Stock into or for which such Convertible Securities are then convertible or exercisable, and (F) subject to the last sentence of Section 3(b)(vi), a statement to the effect that holders of such Convertible Securities shall be eligible to participate in such redemption only if they convert such Convertible Securities into or exercise them for ENSTAR Alaska Stock prior to the date referred to in clause (A) of this sentence, and a statement as to what, if anything, such holder shall be entitled to receive pursuant to the terms of such Convertible Securities and this Section 3 if such holder thereafter converts or exercises such Convertible Securities. Promptly following the date referred to in clause (A) of the preceding sentence, the Corporation shall cause to be given to each holder of record as of such date of ENSTAR Alaska Stock to be so redeemed a notice setting forth (A) a statement that shares of ENSTAR Alaska Stock shall be redeemed, (B) the Redemption Date, (C) in the event of a partial redemption, the number of shares of ENSTAR Alaska Stock to be redeemed,
        (D) the kind and per share amount of shares of capital stock, cash and/or other securities or property to be distributed to such holder with respect to each share of ENSTAR Alaska Stock to be redeemed, including details as to the calculation thereof, (E) the place or places where certificates for shares of ENSTAR Alaska Stock, properly endorsed or assigned for transfer (unless the Corporation shall waive such requirement), are to be surrendered for delivery of certificates for shares of such capital stock, cash and/or other securities or property, and (F) a statement to the effect that, subject to Section 3(c)(ix), dividends on such shares of ENSTAR Alaska Stock shall cease to be paid as of such Redemption Date. Such notice shall be sent by first-class mail, postage prepaid, not less than 25 Business Days nor more than 35 Business Days prior to the Redemption Date, and in any case to each holder of ENSTAR Alaska Stock to be redeemed, at such holder's address as the same appears on the transfer books of the Corporation.

             (iv) If the Corporation determines to undertake any exchange pursuant to this Section 3 (other than Section 3(b)(vi)), the Corporation shall promptly following such determination cause to be given to each holder of record of ENSTAR Alaska Stock and of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock a notice setting forth (A) a statement that all outstanding shares of ENSTAR Alaska Stock shall be exchanged, (B) the Exchange Date, (C) the kind and per share amount of shares of common stock of the Corporation or the ENSTAR Alaska Group Subsidiary, as the case may be, to be issued in exchange for each share of ENSTAR Alaska Stock, including details as to the calculation thereof, (D) the place or places where certificates for shares of ENSTAR Alaska Stock, properly endorsed or assigned for transfer (unless

                                      III-5
        the Corporation shall waive such requirement), are to be surrendered for delivery of certificates for shares of such common stock, (E) a statement to the effect that, subject to Section 3(c)(vii), dividends on such shares of ENSTAR Alaska Stock shall cease to be paid as of such Exchange Date, (F) if applicable, a statement to the effect that the shares being redeemed may no longer be transferred on the transfer books of the Corporation after the applicable record date and (G) subject to the last sentence of Section 3(b)(vi), a statement to the effect that a holder of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock shall be entitled to receive shares of such common stock upon such exchange only if such holder converts or exercises such Convertible Securities on or prior to such Exchange Date, and a statement as to what, if anything, such holder shall be entitled to receive pursuant to the terms of such Convertible Securities and this
        Section 3 if such holder thereafter converts or exercises such Convertible Securities. Such notice shall be sent by first-class mail, postage prepaid, not less than 25 Business Days nor more than 35 Business Days prior to the Exchange Date and in any case to each holder of ENSTAR Alaska Stock and to each holder of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock, at such holder's address as the same appears on the transfer books of the Corporation.

             (v) If less than all of the outstanding shares of ENSTAR Alaska Stock are to be redeemed pursuant to clause (B) of Section 3(b)(i), such shares shall be redeemed by the Corporation pro rata or by lot among the holders of ENSTAR Alaska Stock outstanding at the close of business on the date referred to in clause (A) of the last sentence of Section 3(c)(iii) or by such other method as may be determined by the Board of Directors to be equitable.

             (vi) The Corporation shall not be required to issue or deliver fractional shares of any class of capital stock or any fractional securities to any holder of ENSTAR Alaska Stock upon any exchange, redemption, dividend or other distribution pursuant to this Section 3. If more than one share of ENSTAR Alaska Stock shall be held at the same time by the same holder, the Corporation may aggregate the number of shares of any class of capital stock that shall be issuable or the amount of securities that shall be deliverable to such holder upon any exchange, redemption, dividend or other distribution (including any fractions of shares or securities). If the number of shares of any class of capital stock or the amount of securities remaining to be issued or delivered to any holder of ENSTAR Alaska Stock is a fraction, the Corporation shall, if such fraction is not issued or delivered to such holder, pay a cash adjustment in respect of such fraction in an amount equal to the fair market value of such fraction on the fifth Business Day prior to the date such payment is to be made. For purposes of the preceding sentence, "fair market value" of any fraction shall be (i) in the case of any fraction of a share of capital stock of the Corporation, the product of such fraction and the Market Value of one share of such capital stock and (ii) in the case of any other fractional security, such value as is determined by the Board of Directors.

             (vii) No adjustments in respect of dividends shall be made upon the exchange or redemption of any shares of ENSTAR Alaska Stock; provided, however, that if the Exchange Date or Redemption Date with respect to ENSTAR Alaska Stock shall be subsequent to the record date for the payment of a dividend or other distribution thereon or with respect thereto, the holders of shares of ENSTAR Alaska Stock at the close of business on such record date shall be entitled to receive the dividend or other distribution payable on or with respect to such shares on the date set for payment of such dividend or other distribution, notwithstanding the exchange or redemption of such shares or the Corporation's default in payment of the dividend or distribution due on such date.

             (viii) Before any holder of shares of ENSTAR Alaska Stock shall be entitled to receive certificates representing shares of any capital stock, cash and/or other securities or property to be received by such holder with respect to such shares of ENSTAR Alaska Stock pursuant to this Section 3, such holder shall surrender at such office as the Corporation shall specify certificates for such shares of ENSTAR Alaska Stock, properly endorsed or assigned for transfer (unless the Corporation shall waive such requirement). The Corporation will as soon as practicable after such surrender of certificates representing such shares of ENSTAR Alaska Stock deliver to the person for whose account such shares of ENSTAR Alaska Stock were so surrendered, or to his nominee or

                                      III-6
        nominees, certificates representing the number of whole shares of the kind of capital stock or cash and/or other securities or property to which such person shall be entitled as aforesaid, together with any fractional payment contemplated by Section 3(c)(vi). If less than all of the shares of ENSTAR Alaska Stock represented by any one certificate are to be redeemed, the Corporation shall issue and deliver a new certificate for the shares of ENSTAR Alaska Stock not redeemed.

             (ix) From and after any applicable Exchange Date or Redemption Date, all rights of a holder of shares of ENSTAR Alaska Stock that were exchanged or redeemed shall cease except for the right, upon surrender of the certificates representing such shares of ENSTAR Alaska Stock, to receive certificates representing shares of the kind and amount of capital stock or cash and/or other securities or property for which such shares were exchanged or redeemed, together with any fractional payment contemplated by Section 3(c)(vi) and rights to dividends as provided in
        Section 3(c)(vii). No holder of a certificate, that immediately prior to the applicable Exchange Date for ENSTAR Alaska Stock represented shares of ENSTAR Alaska Stock, shall be entitled to receive any dividend or other distribution with respect to shares of any kind of capital stock into which ENSTAR Alaska Stock was exchanged until surrender of such holder's certificate for a certificate or certificates representing shares of such kind of capital stock. Upon such surrender, there shall be paid to the holder the amount of any dividends or other distributions (without interest) which theretofore became payable with respect to a record date after the Exchange Date, but that were not paid by reason of the foregoing, with respect to the number of whole shares of the kind of capital stock represented by the certificate or certificates issued upon such surrender. From and after an Exchange Date for ENSTAR Alaska Stock, the Corporation shall, however, be entitled to treat the certificates for ENSTAR Alaska Stock that have not yet been surrendered for exchange as evidencing the ownership of the number of whole shares of the kind or kinds of capital stock for which the shares of ENSTAR Alaska Stock represented by such certificates shall have been exchanged, notwithstanding the failure to surrender such certificates.

             (x) The Corporation will pay any and all documentary, stamp or similar issue or transfer taxes that may be payable in respect of the issue or delivery of any shares of capital stock and/or other securities on exchange of shares of ENSTAR Alaska Stock pursuant hereto. The Corporation shall not, however, be required to pay any tax that may be payable in respect of any transfer involved in the issue and delivery of any shares of capital stock and/or other securities in a name other than that in which the shares of ENSTAR Alaska Stock so exchanged were registered, and no such issue or delivery shall be made unless and until the person requesting such issue has paid to the Corporation the amount of any such tax, or has established to the satisfaction of the Corporation that such tax has been paid.

             (xi) Neither the failure to mail any notice required by this
        Section 3(c) to any particular holder of ENSTAR Alaska Stock or, if applicable, of such Convertible Securities nor any defect therein shall affect the sufficiency thereof with respect to any other holder of ENSTAR Alaska Stock or, if applicable, of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock.

     Section 4. Voting Rights.

          (a) Except as provided in Section 4(b) or 4(c) below, in Article Four of the amended Articles of Incorporation or in any statement of resolution establishing series of shares filed pursuant thereto, the holders of all classes or series of common stock of the Corporation and the holders of each series of Preferred Stock entitled to vote together with the holders of ENSTAR Alaska Stock and Seagull Common Stock shall vote together as a single class on all matters as to which holders of ENSTAR Alaska Stock and Seagull Common Stock are entitled to vote. On all matters to be voted on by the holders of all classes or series of common stock of the Corporation and such series of Preferred Stock together as a single class, (i) each outstanding share of Seagull Common Stock shall have one vote, (ii) each outstanding share of ENSTAR Alaska Stock shall have a number of votes equal to the quotient (calculated to the nearest three decimal places), as of the fifth Business Day prior to the applicable

                                      III-7
     record date or as of a date on which a consent of shareholders is given, of
     (A) the sum of (1) four times the average ratio of X to Y for the five-Business Day period ending on such fifth Business Day, (2) three times the average ratio of X to Y for the next preceding five-Business Day period, (3) two times the average ratio of X to Y for the next preceding five-Business Day period and (4) the average ratio of X to Y for the next preceding five-Business Day period, divided by (B) ten, where X is the Market Value of ENSTAR Alaska Stock and Y is the Market Value of the Seagull Common Stock or, if there are no shares of Seagull Common Stock outstanding on such record or other applicable date or on any of the twenty-five Business Days prior thereto, the sum of the Market Values of each class or series of common stock of the Corporation then outstanding; provided that until the ENSTAR Alaska Stock or such other class or series of common stock of the Corporation has been traded after issuance on a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System for at least twenty-five Business Days, each outstanding share of ENSTAR Alaska Stock shall be entitled to a number of votes equal to the average ratio (calculated to the nearest three decimal places) of the Market Value of a share of ENSTAR Alaska Stock to the Market Value of a share of Seagull Common Stock (or, if there are no shares of Seagull Common Stock outstanding, the sum of the average of the Market Values of a share of each class or series of common stock of the Corporation then outstanding) for each Business Day during the period commencing on the date ENSTAR Alaska Stock or such other class or series of common stock of the Corporation, as the case may be, is initially so traded and ending on the last Business Day on or before the applicable record date or date as of which a shareholder consent is given. If shares of only one class or series of common stock of the Corporation are outstanding, each share of that class or series shall have one vote. If any class or series of common stock of the Corporation is entitled to vote separately as a series with respect to any matter, each share of that series shall be entitled to one vote in the separate vote on such matter. Notwithstanding any fluctuation in the Market Values described above or the ratios described above after a record date or date on which a shareholder consent is given, the number of votes to which a share of ENSTAR Alaska Stock shall be entitled shall not change until the next record date or date on which a shareholder consent is given; provided, however, that from the Effective Date until the first record date or date as of which a shareholder consent is given, each share of ENSTAR Alaska Stock shall be entitled to the number of votes to which such share would be entitled if the Effective Date were a record date.

          (b) In addition to such other vote or consent as shall then be required by law, the amended Articles of Incorporation or the bylaws, the vote or consent of the holders of at least 66 2/3% of all of the shares of Seagull Common Stock then outstanding, voting as a separate class, shall be necessary for any of the following transactions, except as provided below or as otherwise permitted by the terms of the amended Articles of
     Incorporation:

             (i) the declaration or payment of any dividend on, or the making of any other payment or distribution with respect to, any shares of any other class or series of common stock of the Corporation, if such dividend, payment or distribution is to be made with (x) any of the properties and assets of Seagull Energy or (y) shares of Seagull Common Stock (or Convertible Securities convertible into or exercisable for Seagull Common Stock) or any security that represents an equity interest in a person or entity (other than the Corporation) that owns any of the properties or assets of Seagull Energy;

             (ii) the use of any of the properties and assets of Seagull Energy in any business of the Corporation other than a business of Seagull Energy, unless such use arises from a transfer for value of such properties or assets from Seagull Energy to another Group; or

             (iii) any issuance or sale of shares of Seagull Common Stock, or Convertible Securities convertible into or exercisable for Seagull Common Stock, for the account of any Group other than Seagull Energy;

provided that, notwithstanding the foregoing, no such vote shall be required for loans by Seagull Energy to another Group at rates determined in a manner consistent with the Corporation's policy with respect to loans between Groups at such time.

                                      III-8

          (c) In addition to such other vote or consent as shall then be required by law, the amended Articles of Incorporation or the bylaws, the vote or consent of the holders of at least 66 2/3% of all of the shares of ENSTAR Alaska Stock then outstanding, voting as a separate class, shall be necessary for any of the following transactions, except as provided below or as otherwise permitted by the terms of the amended Articles of
     Incorporation:

             (i) the declaration or payment of any dividend on, or the making of any other payment or distribution with respect to, any shares of any other class or series of common stock of the Corporation, if such dividend, payment or distribution is to be made with (x) any of the properties and assets of the ENSTAR Alaska Group or (y) shares of ENSTAR Alaska Stock (or Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock) or any security that represents an equity interest in a person or entity (other than the Corporation) that owns any of the properties or assets of the ENSTAR Alaska Group, other than any shares of ENSTAR Alaska Stock (or Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock) issued by the Corporation as a dividend or distribution on the Seagull Common Stock, but only if the sum of (1) the number of shares of ENSTAR Alaska Stock to be so dividended or distributed (or the number of shares of ENSTAR Alaska Stock into which or for which the Convertible Securities to be so dividended or distributed would be convertible or exercisable at such time) and (2) the number of such shares that would be issuable at such time upon conversion or exercise of any other Convertible Securities then outstanding that are attributed to Seagull Energy is less than or equal to the Number of Shares Issuable with Respect to the Retained Interest;

             (ii) the use of any of the properties and assets of the ENSTAR Alaska Group in any business of the Corporation other than a business of the ENSTAR Alaska Group, unless such use arises from a transfer for value of such properties or assets from the ENSTAR Alaska Group to another Group; or

             (iii) any issuance or sale of shares of ENSTAR Alaska Stock, or Convertible Securities convertible into or exercisable for ENSTAR Alaska Stock, for the account of any Group other than (x) the ENSTAR Alaska Group or (y) Seagull Energy but only if the sum of (1) the number of shares of ENSTAR Alaska Stock to be so issued or sold (or the number of shares of ENSTAR Alaska Stock into which or for which the Convertible Securities to be so issued or sold would be convertible or exercisable at such time), and (2) the number of such shares which would be issuable at such time upon conversion or exercise of any other Convertible Securities then outstanding which are attributed to Seagull Energy is less than or equal to the Number of Shares Issuable with Respect to the Retained Interest;

provided that, notwithstanding the foregoing, no such vote shall be required for loans by the ENSTAR Alaska Group to another Group at rates determined in a manner consistent with the Corporation's policy with respect to loans between Groups at such time.

     Section 5. Mergers and Consolidations. In the event of a merger or consolidation to which the Corporation is a party and pursuant to which the holders of common stock of the Corporation are entitled to receive consideration or shares of common stock are converted into securities or other consideration, the holders of the outstanding shares of each class or series of common stock of the Corporation would be entitled to receive, or have their shares converted into, a fraction of the consideration attributable to the common stock of the Corporation pursuant to the terms of any such merger or consolidation, where such fraction is equal to the quotient of (A) the sum of (1) four times the average ratio of x to y for the five-Business Day period ending on the Business Day prior to the date of the first public announcement of such merger or consolidation, (2) three times the average ratio of x to y for the next preceding five-Business Day period, (3) two times the average ratio of x to y for the next preceding five-Business Day period and (4) the average ratio of x to y for the next preceding five-Business Day period, divided by (B) ten, where x is the Market Capitalization of such class or series of common stock, and y is the aggregate Market Capitalization of all classes and series of common stock of the Corporation.

                                      III-9

     Section 6. Liquidation Rights. In the event of the liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary, after there shall have been paid or set apart for the holders of preferred stock the full preferential amounts to which they are entitled, the holders of the outstanding shares of each class or series of common stock of the Corporation shall be entitled to receive a fraction of the funds of the Corporation remaining for distribution to its shareholders, where such fraction is equal to the quotient of (A) the sum of (1) four times the average ratio of X to Y for the five-Business Day period ending on the Business Day prior to the date of the first public announcement of (I) a voluntary liquidation, dissolution or winding-up by the Corporation or (II) the institution of the proceeding for the involuntary liquidation, dissolution or winding-up of the Corporation, (2) three times the average ratio of X to Y for the next preceding five-Business Day period, (3) two times the average ratio of X to Y for the next preceding five-Business Day period and (4) the average ratio of X to Y for the next preceding five-Business Day period, divided by (B) ten, where X is the Market Capitalization of such class or series of common stock of the Corporation, and Y is the aggregate Market Capitalization of all classes or series of common stock of the Corporation. Neither the merger nor consolidation of the Corporation into or with any other corporation, nor the merger or consolidation of any other corporation into or with the Corporation, nor a sale, transfer or lease of all or any part of the assets of the Corporation, shall be deemed a liquidation, dissolution or winding-up for purposes of this Section 6.

     Section 7. Determinations by the Board of Directors. Any determinations made in good faith by the Board of Directors under any provision in the amended Articles of Incorporation or in any statement of resolution establishing series of shares filed pursuant thereto, and any determinations with respect to any Group or the rights of holders of any class or series of common stock made pursuant to or in furtherance of the amended Articles of Incorporation, shall be final and binding on all shareholders.

     Section 8. Definitions. As used in the amended Articles of Incorporation, the following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless another definition is provided or the context otherwise requires. As used in this Section 8, a "contribution" or "transfer" of assets or properties from one Group to another shall be deemed to include a reallocation of such assets or properties from the contributing or transferring Group to the other Group (and correlative phrases shall have correlative meanings).

          "Articles of Amendment" shall mean the articles of amendment that amended the Articles of Incorporation of the Corporation to first include this Section 8 in the Article Four of the Articles of Incorporation.

          "Available Seagull Energy Dividend Amount," on any date, shall mean an amount equal to the excess of (i) the amount by which the total assets of Seagull Energy exceed the total debts of Seagull Energy, over (ii) the stated capital attributable to the Seagull Common Stock and any series of Preferred Stock attributed to Seagull Energy as of such date, determined as provided in the TBCA as if Seagull Energy were a corporation for such purposes and on a basis consistent with the determination of Seagull Energy Corporation Earnings Attributable to Seagull Energy; provided that such excess shall be reduced by an amount, if any, sufficient to ensure that Seagull Energy would be able to pay its debts as they become due in the usual course of its business.

          "Available ENSTAR Alaska Dividend Amount," on any date, shall mean the product of (x) the Outstanding Interest Fraction as of such date and (y) an amount equal to the excess of (i) the amount by which the total assets of the ENSTAR Alaska Group exceed the total debts of the ENSTAR Alaska Group, over (ii) the stated capital attributable to the ENSTAR Alaska Stock and any series of Preferred Stock attributed to the ENSTAR Alaska Group as of such date, determined as provided in the TBCA as if the ENSTAR Alaska Group were a corporation for such purposes and on a basis consistent with the determination of Seagull Energy Corporation Earnings Attributable to the ENSTAR Alaska Group; provided that such excess shall be reduced by an amount, if any, sufficient to ensure that the ENSTAR Alaska Group would be able to pay its debts as they become due in the usual course of its business.

                                     III-10

          "Business Day" shall mean each weekday other than any day on which any relevant class of common stock of the Corporation is not traded on any national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System or in the over-the-counter market.

          "Convertible Securities" shall mean any securities of the Corporation that are convertible into or exercisable for or evidence the right to acquire any shares of any class or series of common stock of the Corporation, whether at such time or upon the occurrence of certain events, pursuant to antidilution provisions of such securities or otherwise.

          "Disposition" shall mean the sale, transfer, assignment or other disposition (whether by merger, consolidation, sale or contribution of assets or stock or otherwise) of properties or assets, but not including any pledge, mortgage, deed of trust or trust indenture.

          "Effective Date" shall mean the date on which the Articles of Amendment shall become effective.

          "ENSTAR Alaska Group" shall mean, as of any date:

             (i) the interest of the Corporation and its subsidiaries in (x) all of the businesses in which any of ENSTAR Natural Gas Company or Alaska Pipeline Company (or any of their predecessors or successors) (the "ENSTAR Alaska companies") is or has been engaged, directly or indirectly, and (y) all of the assets and liabilities of the ENSTAR Alaska companies;

             (ii) all assets and liabilities of the Corporation or any of its subsidiaries to the extent attributed to any of the businesses of the ENSTAR Alaska companies, whether or not such assets or liabilities are or were assets and liabilities of the ENSTAR Alaska companies;

             (iii) all assets and properties contributed or transferred to the ENSTAR Alaska Group from Seagull Energy; and

             (iv) the interest of the Corporation or any of its subsidiaries in the businesses, assets and liabilities acquired by the Corporation or any of its subsidiaries for the ENSTAR Alaska Group, as determined by the Board of Directors;

     provided that, (a) from and after any dividend, distribution or redemption with respect to any shares of ENSTAR Alaska Stock (other than a dividend or distribution payable in shares of ENSTAR Alaska Stock, or Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock), the ENSTAR Alaska Group shall no longer include an amount of assets or properties equal to the aggregate amount of such kind of assets or properties so paid in respect of such dividend, distribution or redemption with respect to outstanding shares of ENSTAR Alaska Stock multiplied by a fraction, the numerator of which is equal to the Number of Shares Issuable with Respect to the Retained Interest and the denominator of which is equal to the number of outstanding shares of ENSTAR Alaska Stock at such time, and (b) from and after any transfer of assets or properties from the ENSTAR Alaska Group to Seagull Energy, the ENSTAR Alaska Group shall no longer include the assets or properties so transferred.

          "ENSTAR Alaska Group Subsidiary" shall have the meaning set forth in
     Section 3(b)(v).

          "Exchange Date" shall mean any date fixed for an exchange of shares of ENSTAR Alaska Stock, as set forth in a notice to holders of ENSTAR Alaska Stock or of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock pursuant to Section 3(c)(iv).

          "Groups" shall mean Seagull Energy, the ENSTAR Alaska Group and any other business group of the Corporation in respect of which the Corporation issues a class or series of common stock of the Corporation.

          "Market Capitalization" of any class or series of common stock of the Corporation on any day shall mean the product of (i) the Market Value of one share of such class or series of common stock of the Corporation on such day and (ii) the number of shares of such class or series of common stock of the Corporation outstanding on such day.

                                     III-11

          "Market Value" of a share of any class or series of capital stock of the Corporation on any Business Day shall mean the average of the high and low reported sales prices regular way of such share of such class or series on such Business Day or in case no such reported sale takes place on such Business Day the average of the reported closing bid and asked prices regular way of a share of such class or series on such Business Day, in either case on the New York Stock Exchange Composite Tape, or if the shares of such class or series are not listed or admitted to trading on such Exchange on such Business Day, on the principal national securities exchange in the United States on which the shares of such class or series are listed or admitted to trading, or if not listed or admitted to trading on any national securities exchange on such Business Day, on the National Association of Securities Dealers Automated Quotations National Market System, or if the shares of such class or series are not listed or admitted to trading on any national securities exchange or quoted on such National Market System on such Business Day, the average of the closing bid and asked prices of a share of such class or series in the over-the-counter market on such Business Day as furnished by any New York Stock Exchange member firm selected from time to time by the Corporation, or if such closing bid and asked prices are not made available by any such New York Stock Exchange member firm on such Business Day, the market value of a share of such class or series as determined by the Board of Directors; provided that, for purposes of determining the ratios set forth in Sections 3(b)(i), 3(b)(ii), 3(b)(iii), 4(a) and 5 hereof, as calculated over any period, (i) the "Market Value" of any share of any class or series of common stock of the Corporation on any day prior to the "ex" date or any similar date occurring during such period for any dividend or distribution (other than as contemplated by clause (ii)(B) hereof) paid or to be paid with respect to such class or series of common stock of the Corporation shall be reduced by the fair market value of the per share amount of such dividend or distribution and (ii) the "Market Value" of any share of any class or series of common stock of the Corporation on any day prior to (A) the effective date of any subdivision (by stock split or otherwise) or combination (by reverse stock split or otherwise) of outstanding shares of such class or series of common stock of the Corporation occurring during such period or (B) the "ex" date or any similar date occurring during such period for any dividend or distribution with respect to such class or series of common stock of the Corporation in shares of such class or series of common stock of the Corporation shall be appropriately adjusted to reflect such subdivision, combination, dividend or distribution. For the purposes of the foregoing clause (i) the Board of Directors shall determine the fair market value of any dividend or distribution.

          "Net Proceeds" shall mean, as of any date with respect to any Disposition of any of the properties and assets of the ENSTAR Alaska Group, an amount, if any, equal to the gross proceeds of such Disposition after any payment of, or reasonable provision for, (i) any taxes payable by the Corporation in respect of such Disposition, (ii) any taxes payable by the Corporation in respect of any dividend or redemption pursuant to clause (A) or (B), respectively, of Section 3(b)(i) hereof, (iii) any transaction costs, including, without limitation, any legal, investment banking and accounting fees and expenses and (iv) any liabilities (contingent or otherwise) of, allocated to or related to the ENSTAR Alaska Group, including, without limitation, any liabilities for deferred taxes or any indemnity or guarantee obligations incurred in connection with the Disposition or any liabilities for future purchase price adjustments and any preferential amounts plus any accumulated and unpaid dividends in respect of preferred stock attributed to the ENSTAR Alaska Group. For purposes of this definition, any properties and assets of the ENSTAR Alaska Group remaining after such Disposition shall constitute "reasonable provision" for such amount of taxes, costs and liabilities (contingent or otherwise) as can be supported by such properties and assets. To the extent the proceeds of any Disposition include any securities or other property other than cash, the Board of Directors shall determine the value of such securities or property, including for the purpose of determining the cash equivalent thereof if the Board of Directors determines to pay a dividend or redemption price in cash as provided in Section 3(b)(i)(z) hereof. For purposes of this definition, the term "taxes payable by the Corporation in respect of a Disposition" shall be deemed to be an amount equal to the sum of (x) the excess of the gross proceeds realized by the Corporation from such Disposition over the aggregate federal or state income tax basis, as applicable (the "realized gain," regardless of whether recognized for federal or state tax purposes) of the properties and assets so disposed of multiplied by the highest rate of tax applicable to corporations under section 11 of the Internal

                                     III-12

     Revenue Code of 1986 as then in effect or the corresponding provision of any subsequently enacted federal tax law (the "federal tax rate") and (y) with respect to each state which would impose income or similar tax with respect to a taxable disposition of any of such properties or assets an amount equal to the realized gain with respect to such properties or assets multiplied by the product of the decimal which expresses the highest rate of such state tax applicable to corporations and the decimal which expresses one minus the federal tax rate.

          "Number of Shares Issuable with Respect to the Retained Interest"
     shall initially be           ; provided that such number from time to time
     shall be:

             (i) adjusted as appropriate to reflect subdivisions (by stock split or otherwise) and combinations (by reverse stock split or otherwise) of ENSTAR Alaska Stock and dividends or distributions of shares of ENSTAR Alaska Stock to holders thereof and other reclassifications of ENSTAR Alaska Stock;

             (ii) decreased by (A) the number of shares of ENSTAR Alaska Stock issued or sold by the Corporation, the proceeds of which are attributed to Seagull Energy, (B) the number of shares of ENSTAR Alaska Stock issued upon conversion or exercise of Convertible Securities which are attributed to Seagull Energy, (C) the number of shares of ENSTAR Alaska Stock issued by the Corporation as a dividend or distribution or by reclassification or exchange to holders of Seagull Common Stock and (D) the number (rounded, if necessary, to the nearest whole number) equal to the fair value (as determined by the Board of Directors) of assets or properties transferred from the ENSTAR Alaska Group to Seagull Energy in consideration for a reduction in the Number of Shares Issuable with Respect to the Retained Interest divided by the Market Value of one share of ENSTAR Alaska Stock as of the date of such transfer; and

             (iii) increased by (A) the number of outstanding shares of ENSTAR Alaska Stock repurchased by the Corporation, the consideration for which is attributed to Seagull Energy and (B) the number (rounded, if necessary, to the nearest whole number) equal to the fair value (as determined by the Board of Directors) of assets or properties contributed by Seagull Energy to the ENSTAR Alaska Group in consideration for an increase in the Number of Shares Issuable with Respect to the Retained Interest divided by the Market Value of one share of ENSTAR Alaska Stock as of the date of such contribution.

          "Outstanding Interest Fraction," as of any date, is a fraction the numerator of which shall be the number of shares of ENSTAR Alaska Stock outstanding on such date and the denominator of which shall be the sum of the number of shares of ENSTAR Alaska Stock outstanding on such date and the Number of Shares Issuable with Respect to the Retained Interest on such date. A statement setting forth the Outstanding Interest Fraction shall be filed with the Secretary of the Corporation within 30 days after the end of each fiscal quarter of the Corporation.

          "Redemption Date" shall mean any date fixed for a redemption of shares of ENSTAR Alaska Stock, as set forth in a notice to holders of ENSTAR Alaska Stock or of Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock pursuant to Section 3(c)(iii).

          "Retained Interest Fraction," as of any date, shall mean a fraction the numerator of which shall be the Number of Shares Issuable with Respect to the Retained Interest on such date and the denominator of which shall be the sum of the number of shares of ENSTAR Alaska Stock outstanding on such date and the Number of Shares Issuable with Respect to the Retained Interest on such date.

          "Seagull Energy" shall mean, as of any date:

             (i) the interest of the Corporation or any of its subsidiaries in all of the businesses in which the Corporation or any of its subsidiaries (or any of their predecessors or successors) is or has been engaged, directly or indirectly, and the assets and liabilities of the Corporation or any of its subsidiaries other than any businesses, assets or liabilities of the ENSTAR Alaska Group;

                                     III-13

             (ii) a proportionate interest in the businesses, assets and liabilities of the ENSTAR Alaska Group as of such date equal to the Retained Interest Fraction;

             (iii) from and after any dividend, distribution or redemption with respect to any shares of ENSTAR Alaska Stock (other than a dividend or distribution payable in shares of ENSTAR Alaska Stock, or Convertible Securities convertible into or exercisable for shares of ENSTAR Alaska Stock), an amount of assets or properties of the ENSTAR Alaska Group equal to the aggregate amount of such kind of assets or properties so paid in respect of such dividend, distribution or redemption with respect to outstanding shares of ENSTAR Alaska Stock multiplied by a fraction, the numerator of which is equal to the Number of Shares Issuable with Respect to the Retained Interest and the denominator of which is equal to the number of shares of ENSTAR Alaska Stock outstanding at such time; and

             (iv) any assets or properties transferred from the ENSTAR Alaska Group to Seagull Energy;

     provided that, from and after any contribution or transfer of assets or properties from Seagull Energy to the ENSTAR Alaska Group, Seagull Energy shall no longer include such assets or properties so contributed or transferred (other than pursuant to its interest in the ENSTAR Alaska Group pursuant to clause (ii) above).

          "Seagull Energy Corporation Earnings Attributable to Seagull Energy," for any period, shall mean the net income or loss of Seagull Energy for such period (or for fiscal periods of the Corporation commencing prior to the Effective Date, the pro forma net income or loss of Seagull Energy for such period as if the Effective Date had been the first day of such fiscal period) determined in accordance with generally accepted accounting principles in effect at such time, reflecting income and expense of the Corporation allocated to Seagull Energy on a basis substantially consistent with allocations made with respect to the ENSTAR Alaska Group, including, without limitation, corporate administrative costs, net interest and other financial costs and income taxes.

          "Seagull Energy Corporation Earnings Attributable to the ENSTAR Alaska Group," for any period, shall mean the net income or loss of the ENSTAR Alaska Group for such period (or for the fiscal periods of the Corporation commencing prior to the Effective Date, the pro forma net income or loss of the ENSTAR Alaska Group for such period as if the Effective Date had been the first day of such fiscal period) determined in accordance with generally accepted accounting principles in effect at such time, reflecting income and expense of the Corporation allocated to the ENSTAR Alaska Group on a basis substantially consistent with allocations made with respect to Seagull Energy, including, without limitation, corporate administrative costs, net interest and other financial costs and income taxes.

     Section 9. Preferred Stock. The Preferred Stock may be divided into and issued from time to time in one or more series as may be fixed and determined by the Board of Directors. The relative rights and preferences of the Preferred Stock of each series shall be such as shall be stated in any resolution or resolutions adopted by the Board of Directors setting forth the designation of the series and fixing and determining the relative rights and preferences thereof, any such resolution or resolutions being herein called a "Directors' Resolution." The Board of Directors is hereby authorized to fix and determine such variations in the designations, preferences and relative, participating, optional and other special rights (including, without limitation, rights of conversion into any class or series of common stock of the Corporation or other securities, redemption provisions or sinking fund provisions) as between series and as between the Preferred Stock or any series thereof and any class or series of common stock of the Corporation, and the qualifications, limitations or restrictions of such rights, all as shall be stated in a Directors' Resolution, and the shares of Preferred Stock or any series thereof may have full or limited voting powers, or be without voting powers, all as shall be stated in a Directors' Resolution."

                                     III-14

                                 ARTICLE THREE

     The second amendment is an amendment to the Statement of Resolution Establishing Series of Shares of Series B Junior Participating Preferred Stock of Seagull Energy Corporation to provide that, upon the effectiveness of this Amendment, references to Common Stock in Sections [2, 6 and 7] thereof shall be deemed to be references to Seagull Common Stock, and references to Common Stock in Section [3] thereof shall be deemed to be references to all classes and series of common stock of the Corporation, including without limitation the Seagull Common Stock and the ENSTAR Alaska Stock.

                                  ARTICLE FOUR

     The number of shares of the corporation outstanding on the record date on
which the amendment was adopted by the shareholders was        ; and the number
of shares entitled to vote thereon was        . No shares were entitled to vote
thereon as a class.

                                  ARTICLE FIVE

     The number of shares voted for such amendment was        ; and the number
of shares voted against such amendment was        . The number of shares
abstaining was        .

                                  ARTICLE SIX

     The amendment does not effect a change in the amount of the stated capital of the corporation.

     Dated:             , 1994.

                                          SEAGULL ENERGY CORPORATION



                                          By:__________________________________
                                              {Name}
                                              {Title}


STATE OF TEXAS     )
COUNTY OF HARRIS   )  SS.:


     Before me, a notary public, on this day personally appeared
               , known to me to be the person whose name is subscribed to the foregoing document and, being by me first duly sworn, declared that the statements therein contained are true and correct.

     Given under my hand and seal of office this      day of           1994.


                                           __________________________________
                                                (printed or stamped name)
                                              Notary Public, State of Texas

(Notarial Seal)
                                          My commission expires:


                                          ___________________________________


                                     III-15

                                                                        ANNEX IV

                           SEAGULL ENERGY CORPORATION

                                     INDEX

                                                                                       PAGE
                                                                                       -----
Unaudited Pro Forma Condensed Financial Statements...................................   IV-2
  Unaudited Pro Forma Condensed Balance Sheet........................................   IV-3
  Notes to Unaudited Pro Forma Condensed Balance Sheet...............................   IV-4
  Unaudited Pro Forma Condensed Statement of Earnings................................   IV-5
  Notes to Unaudited Pro Forma Condensed Statement of Earnings.......................   IV-6
Management's Discussion and Analysis of Financial Condition and Results of Operations
  (Unaudited):
  Results of Operations..............................................................   IV-7
  Liquidity and Capital Resources....................................................  IV-14
Consolidated Financial Statements:
  Consolidated Statements of Earnings................................................  IV-17
  Consolidated Balance Sheets........................................................  IV-18
  Consolidated Statements of Cash Flows..............................................  IV-19
  Consolidated Statements of Shareholders' Equity....................................  IV-20
  Notes to Consolidated Financial Statements.........................................  IV-21
  Independent Auditors' Report.......................................................  IV-46

                           SEAGULL ENERGY CORPORATION

               UNAUDITED PRO FORMA CONDENSED FINANCIAL STATEMENTS

     The unaudited pro forma condensed balance sheet as of December 31, 1993 gives effect to (i) the acquisition (the "Seagull Canada Acquisition") of all the outstanding shares of stock of Novalta Resources Inc. ("Novalta"), financed initially under the Canadian Credit Agreement and the Revolver, defined herein, and (ii) the issuance and sale for cash of shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group pursuant to a public offering and the application of the estimated net proceeds therefrom of $140 million to repay amounts borrowed under the Revolver, as if both events had occurred on December 31, 1993. The unaudited pro forma condensed statement of earnings for the year ended December 31, 1993 gives effect to the pro forma transactions and events described in clauses (i) and (ii) above as if both events had occurred on January 1, 1993.

     The following unaudited pro forma information has been included as required by the rules of the Securities and Exchange Commission and is provided for comparative purposes only. The unaudited pro forma information presented is based on the respective historical consolidated financial statements of Seagull Energy Corporation (the "Company") and Novalta and should be read in conjunction with such financial statements and the related notes thereto, as well as the Seagull Energy unaudited pro forma condensed financial statements and the ENSTAR Alaska Group unaudited pro forma condensed financial statements. The historical consolidated financial statements of Novalta as presented do not reflect the effect of certain transactions between Novalta and NOVA Corporation of Alberta and its subsidiaries that were completed prior to the closing of the Seagull Canada Acquisition, such as the elimination of intercompany debt balances. The effect of such transactions are reflected in the conforming adjustments to the pro forma unaudited condensed financial statements. The unaudited pro forma information presented does not purport to be indicative of actual results, if the transactions had occurred on the dates or for the periods indicated, or of future results.

                           SEAGULL ENERGY CORPORATION

                  UNAUDITED PRO FORMA CONDENSED BALANCE SHEET
                            AS OF DECEMBER 31, 1993

                                     ASSETS

                                                     HISTORICAL
                                              ------------------------
                                                SEAGULL       NOVALTA
                                                ENERGY       RESOURCES    CONFORMING        PRO FORMA
                                              CORPORATION      INC.       ADJUSTMENTS        COMBINED
                                              -----------    ---------    -----------       ----------
                                                            (DOLLARS IN THOUSANDS)
Current Assets:
  Cash and cash equivalents.................  $     5,572    $     415     $      --        $    5,987
  Accounts receivable, net..................       98,734       11,136            --           109,870
  Other.....................................       10,902          688            --            11,590
                                              -----------    ---------    -----------       ----------
       Total Current Assets.................      115,208       12,239            --           127,447
  Property, Plant and Equipment -- at
     cost...................................    1,278,701      166,067      (166,067)(A)     1,495,295
                                                                             216,594 (B)
  Accumulated Depreciation, Depletion and
     Amortization...........................      345,512       69,038       (69,038)(A)       345,512
                                              -----------    ---------    -----------       ----------
                                                  933,189       97,029       119,565         1,149,783
  Other Assets..............................       69,854        3,145           883 (B         65,424
                                                                              (8,458)(C)
                                              -----------    ---------    -----------       ----------
  Total Assets..............................  $ 1,118,251    $ 112,413     $ 111,990        $1,342,654
                                              -----------    ---------    -----------       ----------
                                              -----------    ---------    -----------       ----------
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
  Accounts payable..........................  $    84,904    $   7,060     $      --        $   91,964
  Current maturities of long-term debt......        1,538           --            --             1,538
  Other.....................................       37,724          746            --            38,470
                                              -----------    ---------    -----------       ----------
       Total Current Liabilities............      124,166        7,806            --           131,972
  Long-Term Debt............................      459,787       64,316       (64,316)(D)       513,093
                                                                             193,306 (C)
                                                                            (140,000)(E)
  Other Noncurrent Liabilities..............       66,785        1,965          (602)(B)        68,148
  Deferred Income Taxes.....................       28,134        7,899        (7,899)(D)        50,062
                                                                              21,928 (B)
  Shareholders' Equity......................      439,379       30,427       (30,427)(D)       579,379
                                                                             140,000 (E)
                                              -----------    ---------    -----------       ----------
  Total Liabilities and Shareholders'
     Equity.................................  $ 1,118,251    $ 112,413     $ 111,990        $1,342,654
                                              -----------    ---------    -----------       ----------
                                              -----------    ---------    -----------       ----------

     See Accompanying Notes to Unaudited Pro Forma Condensed Balance Sheet.

                           SEAGULL ENERGY CORPORATION

                          NOTES TO UNAUDITED PRO FORMA
                            CONDENSED BALANCE SHEET

(A) To eliminate Novalta's historical cost of property, plant and equipment and accumulated depreciation, depletion and amortization.

(B) To adjust the assets acquired and liabilities assumed in the Seagull Canada Acquisition to reflect the allocation of the estimated purchase price. The adjusted cost of property, plant and equipment was calculated as follows:

                                                                                (DOLLARS
                                                                                   IN
                                                                                THOUSANDS)
      Estimated purchase price................................................  $200,455
      Estimated transaction costs.............................................     1,309
      Less -- other assets acquired:
        Current assets........................................................   (12,239)
        Other assets..........................................................    (4,028)
      Plus -- liabilities assumed:
        Current liabilities...................................................     7,806
        Deferred credits......................................................     1,363
        Deferred income taxes.................................................    21,928
                                                                                --------
                                                                                $216,594
                                                                                --------
                                                                                --------

      The purchase price was determined pursuant to arm's length negotiations between the Company and Novacor Petrochemicals, based on the economic effective date of December 31, 1993. The purchase price was based to a large extent on the net present value of oil reserves attributable to the properties acquired as a result of the Seagull Canada Acquisition.

(C) To record the financing of the Seagull Canada Acquisition, including approximately $193.3 million of borrowings under the Canadian Credit Agreement and the Revolver, a cash deposit of approximately $7.5 million paid in November 1993 and other costs in connection with the acquisition.

(D) To eliminate the long-term debt, deferred income taxes and shareholder's equity of Novalta.

(E) To record the issuance and sale for cash of shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group pursuant to a public offering and the corresponding decrease in long-term debt outstanding resulting from the application of the net proceeds therefrom.

         The following sets forth the historical and adjusted consolidated capitalization of the Company as of December 31, 1993. The table should be read in conjunction with the Company's consolidated financial statements and the notes related thereto included in this Annex.

                                                                   DECEMBER 31, 1993
                                                          ------------------------------------
                                                                                     PRO FORMA
                                                          HISTORICAL   PRO FORMA(1)  ADJUSTED(2)
                                                          --------     ---------     ---------
                                                                 (DOLLARS IN THOUSANDS)
      Debt:
        Borrowings under Seagull's bank arrangements....  $397,000     $ 590,306     $ 450,306
        APC debt (including current maturities of
           $1,538,000 and unamortized debt discount of
           $1,366,000)..................................    64,325        64,325        64,325
                                                          --------    ----------    ----------
      Total debt........................................   461,325       654,631       514,631
      Shareholders' equity..............................   439,379       439,379       579,379
                                                          --------    ----------    ----------
      Total capitalization..............................  $900,704    $1,094,010    $1,094,010
                                                          --------    ----------    ----------
                                                          --------    ----------    ----------
      Total debt to total capitalization ratio..........      51.2%         59.8%         47.0%
                                                          --------    ----------    ----------
                                                          --------    ----------    ----------

- - ---------------

       (1) Adjusted to give effect to approximately $193.3 million of borrowings under the Canadian Credit Agreement and Revolver that were incurred in connection with the Seagull Canada Acquisition.

       (2) Adjusted to give effect to (i) the adjustment described in note (1) above and (ii) the issuance and sale of 7,500,000 shares of ENSTAR Alaska Stock pursuant to the ENSTAR Alaska Stock Offering and the application of the estimated net proceeds therefrom of $140 million to repay a portion of the amounts borrowed under the Revolver.

                           SEAGULL ENERGY CORPORATION

              UNAUDITED PRO FORMA CONDENSED STATEMENT OF EARNINGS
                          YEAR ENDED DECEMBER 31, 1993

                                                        HISTORICAL
                                                 -------------------------
                                                   SEAGULL        NOVALTA
                                                   ENERGY        RESOURCES     CONFORMING      PRO FORMA
                                                 CORPORATION       INC.        ADJUSTMENTS     COMBINED
                                                 -----------     ---------     -----------     ---------
                                                     (DOLLARS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
Revenues........................................  $ 377,165       $32,358        $    --       $ 409,523
Costs of Operations:
  Operating costs...............................    184,620        12,973            399 (A)     197,992
  Depreciation, depletion and amortization......    116,556         9,371         (9,371)(B)     131,772
                                                                                  15,216 (C)
                                                 -----------     ---------     -----------     ---------
Operating Profit................................     75,989        10,014         (6,244)         79,759
General and Administrative Expense..............     11,666            --             --          11,666
Interest Expense................................     36,753         1,083         (1,083)(B)      39,348
                                                                                   2,595 (D)
Interest Income and Other.......................     (5,708)       (3,102)            --          (8,810)
                                                 -----------     ---------     -----------     ---------
Earnings Before Income Taxes....................     33,278        12,033         (7,756)         37,555
Income Taxes....................................      6,080         4,650         (4,650)(B)       9,470
                                                                                   3,390 (E)
                                                 -----------     ---------     -----------     ---------
Net Earnings....................................  $  27,198       $ 7,383        $(6,496)      $  28,085
                                                 -----------     ---------     -----------     ---------
                                                 -----------     ---------     -----------     ---------
Earnings per Share:
Earnings per share for Seagull Energy
  Corporation Common Stock......................  $    0.76
                                                 -----------
                                                 -----------
Weighted Average Number of Seagull Energy
  Corporation Common Shares Outstanding.........     35,790
                                                 -----------
                                                 -----------
Net earnings applicable to Seagull Common
  Stock.........................................                                               $  21,037
                                                                                               ---------
                                                                                               ---------
Earnings per share for Seagull Common Stock.....                                               $    0.59
                                                                                               ---------
                                                                                               ---------
Weighted Average Number of Shares Outstanding
  of Seagull Common Stock.......................                                                  35,790(G)
                                                                                               ---------
                                                                                               ---------
Net earnings applicable to ENSTAR Alaska
  Stock.........................................                                               $   7,048
                                                                                               ---------
                                                                                               ---------
Earnings per share for ENSTAR Alaska Stock......                                               $    0.94
                                                                                               ---------
                                                                                               ---------
Weighted Average Number of Shares Outstanding
  of ENSTAR Alaska Stock........................                                   7,500(F)        7,500(H)
                                                                               -----------     ---------
                                                                               -----------     ---------

      See Accompanying Notes to Unaudited Condensed Statement of Earnings.

                           SEAGULL ENERGY CORPORATION

                          NOTES TO UNAUDITED PRO FORMA
                        CONDENSED STATEMENTS OF EARNINGS

(A) To adjust general operating expenses to give effect to the Company's increased personnel, rent, consultation, professional and other expenses expected as a result of the Seagull Canada Acquisition.

(B) To eliminate depreciation, depletion and amortization, interest expense and income taxes of Novalta.

(C) To adjust depreciation, depletion and amortization to give effect to the Seagull Canada Acquisition.

(D) To adjust interest expense to give effect to the Seagull Canada Acquisition initially financed under the Canadian Credit Agreement and the Revolver, the reduction of the Revolver with the proceeds from the issuance and sale of the ENSTAR Alaska Stock and the amortization of loan acquisition costs relating to the Canadian Credit Agreement.

(E) To adjust income taxes for the items discussed in Notes (A) through (D) above.

(F) To record the issuance and sale of 7,500,000 shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group pursuant to a public offering.

(G) The weighted average number of shares of Seagull Common Stock outstanding is calculated assuming the implementation of the ENSTAR Alaska Stock Proposal.

(H) The weighted average number of shares of ENSTAR Alaska Stock outstanding is calculated assuming the issuance and sale of 7,500,000 shares of ENSTAR Alaska Stock in the ENSTAR Alaska Stock Offering.

                           SEAGULL ENERGY CORPORATION

               MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL
                CONDITION AND RESULTS OF OPERATIONS (UNAUDITED)

                             RESULTS OF OPERATIONS

CONSOLIDATED HIGHLIGHTS

                                                                                    PERCENT CHANGE
                                                                                 --------------------
                                               1993        1992        1991      1992-'93    1991-'92
                                             --------    --------    --------    --------    --------
                                                 (DOLLARS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
Revenues:
  Exploration and production................ $227,437    $ 91,991    $ 81,099     +  147      +  13
  Pipeline and marketing....................   42,484      37,240      37,823     +   14      -   2
  Alaska transmission and distribution......  107,244     109,598     129,615     -    2      -  15
                                             --------    --------    --------    --------    --------
                                             $377,165    $238,829    $248,537     +   58      -   4
                                             --------    --------    --------    --------    --------
                                             --------    --------    --------    --------    --------
Operating profit (loss):
  Exploration and production................ $ 42,969    $ (1,613)   $  1,275     +2,764      - 227
  Pipeline and marketing....................   14,065       9,057       7,884     +   55      +  15
  Alaska transmission and distribution......   18,955      22,439      21,024     -   16      +   7
                                             --------    --------    --------    --------    --------
                                             $ 75,989    $ 29,883    $ 30,183     +  154      -   1
                                             --------    --------    --------    --------    --------
                                             --------    --------    --------    --------    --------
Earnings before cumulative effect of changes
  in accounting principles.................. $ 27,198    $  4,415    $  5,107     +  516      -  14
Net earnings................................ $ 27,198    $  6,688    $  5,107     +  307      +  31
Net cash provided by operating activities
  before changes in operating assets and
  liabilities............................... $160,762    $ 81,368    $ 66,654     +   98      +  22
Net cash provided by operating activities... $119,761    $ 72,187    $ 69,773     +   66      +   3
Earnings per share:
  Earnings before cumulative effect of
     changes
     in accounting principles............... $   0.76    $   0.17    $   0.23     +  347      -  26
  Cumulative effect of changes in accounting
     principles.............................       --        0.09          --     -  100        N/A
                                             --------    --------    --------    --------    --------
  Net earnings.............................. $   0.76    $   0.26    $   0.23     +  192      +  13
                                             --------    --------    --------    --------    --------
                                             --------    --------    --------    --------    --------
Weighted average number of common shares
  outstanding (in thousands)................   35,790      25,583      22,692     +   40      +  13
                                             --------    --------    --------    --------    --------
                                             --------    --------    --------    --------    --------

     Revenues and Operating Profit are discussed in the respective segment sections.

1993 Results Compared to 1992

     Seagull Energy Corporation and Subsidiaries (the "Company") recorded a significant increase in net earnings for the year ended December 31, 1993 versus the prior year due to increases in operating profit, partially offset by increases in interest and general and administrative expenses. Net earnings for 1993 includes a pre-tax gain of approximately $3.8 million relating to the sales of nonstrategic producing properties. The Company's 1993 net earnings also benefitted from a reduction in the Company's income tax provision due to utilization of approximately $4.8 million in Internal Revenue Code Section 29 tax credits, which more than offset a 1% increase in the federal corporate tax rate from 34% to 35%. In addition, net earnings for the prior year included a $4.6 million pre-tax settlement of litigation (the "Seismic Litigation Settlement") and the cumulative effect of two changes in accounting principles described below. See "Other (Income) Expense" and "Income Taxes" sections below.

     Effective January 1, 1992, the Company adopted two Statements of Financial Accounting Standards ("SFAS"), SFAS No. 109, Accounting for Income Taxes, and SFAS No. 106, Employers' Accounting for

Postretirement Benefits Other Than Pensions. The cumulative effect of these accounting changes as of January 1, 1992 resulted in a net increase in net earnings of approximately $2.3 million, or $0.09 per share, as reflected in the Company's consolidated statement of earnings for the year ended December 31, 1992.

     Net cash provided by operating activities before and after changes in operating assets and liabilities for 1993 increased substantially in comparison to 1992 primarily as a result of significant increases in the Company's natural gas production primarily due to the Company's acquisition of Arkla Exploration Company (the "Mid-South Acquisition") in December 1992.

     On June 4, 1993, the Company effected, in the form of a 100 percent stock dividend, a two-for-one stock split (the "Stock Split") of all the issued shares of Seagull Common Stock. The weighted average number of common shares outstanding and per share amounts for all periods have been restated to reflect the Stock Split. All share amounts included in the consolidated balance sheets and consolidated statements of shareholders' equity as of dates prior to June 4, 1993 were not adjusted to reflect the Stock Split.

     The increase in the weighted average number of common shares outstanding in 1993 over 1992 was due to the February 1993 sale of 10,120,000 shares (adjusted for Stock Split) of Seagull Common Stock pursuant to an underwritten public offering.

1992 Results Compared to 1991

     The Company's net earnings for 1992 increased from 1991 primarily due to the Seismic Litigation Settlement and the cumulative effect of two changes in accounting principles described above, partially offset by higher general and administrative expenses and a higher effective income tax rate. See "Other (Income) Expense" and "Income Taxes" sections below.

     Net cash provided by operating activities before changes in operating assets and liabilities, increased 22% in 1992 versus 1991 primarily due to increases in cash flows generated by the Company's Exploration and Production ("E&P") segment and the Seismic Litigation Settlement. Net cash provided by operating activities was not materially different from the 1991 amount.

     The weighted average number of common shares outstanding in 1992 reflects the full year effect of the December 1991 sale of 3.0 million (adjusted for Stock Split) shares of Seagull Common Stock pursuant to an underwritten public offering.

EXPLORATION AND PRODUCTION

                                                                                    PERCENT CHANGE
                                                                                 --------------------
                                                 1993       1992       1991      1992-'93    1991-'92
                                               --------    -------    -------    --------    --------
                                                   (DOLLARS IN THOUSANDS EXCEPT PER UNIT AMOUNTS)
Revenues:
  Natural gas................................. $203,137    $70,689    $55,691      +  187       +  27
  Oil and condensate..........................   23,597     18,849     22,546      +   25       -  16
  Natural gas liquids.........................    3,132      2,706      2,518      +   16       +   7
  Other.......................................   (2,429)      (253)       344      -  860       - 174
                                               --------    -------    -------    --------    --------
                                                227,437     91,991     81,099      +  147       +  13
Lifting costs.................................   53,243     26,230     24,018      +  103       +   9
General operating expense.....................   10,408      4,614      3,933      +  126       +  17
Exploration charges...........................   17,265      9,905      9,227      +   74       +   7
Depreciation, depletion and amortization......  103,552     52,855     42,646      +   96       +  24
                                               --------    -------    -------    --------    --------
Operating profit (loss)....................... $ 42,969    $(1,613)   $ 1,275      +2,764       - 227
                                               --------    -------    -------    --------    --------
                                               --------    -------    -------    --------    --------
OPERATING DATA:
Net daily production(1):
  Natural gas (MMcf)..........................    279.5      104.2       90.2      +  168       +  16
  Oil and condensate (Bbl)....................    3,868      2,769      3,043      +   40       -   9
  Natural gas liquids (Bbl)...................      773        725        618      +    7       +  17
  Combined (MMcfe)(2).........................    307.4      125.2      112.1      +  146       +  12
Average sales prices:
  Natural gas ($ per Mcf).....................     1.99       1.85       1.69      +    8       +   9
  Oil and condensate ($ per Bbl)..............    16.72      18.60      20.30      -   10       -   8
  Natural gas liquids ($ per Bbl).............    11.10      10.20      11.17      +    9       -   9
  Combined ($ per Mcfe)(2)....................     2.03       2.01       1.97      +    1       +   2
Lifting costs ($ per Mcfe)(2):
  Lease operating.............................     0.25       0.33       0.37      -   24       -  11
  Workovers...................................     0.04       0.05       0.05      -   20          --
  Production taxes............................     0.08       0.09       0.09      -   11          --
  Transportation..............................     0.07       0.06       0.04      +   17       +  50
  Ad valorem taxes............................     0.03       0.04       0.04      -   25          --
  Total.......................................     0.47       0.57       0.59      -   18       -   3
DD&A rate ($ per Mcfe)(2).....................     0.92       1.15       1.04      -   20       +  11
                                               --------    -------    -------    --------    --------
                                               --------    -------    -------    --------    --------

- - ---------------

(1) Natural gas stated in million cubic feet ("MMcf") or thousand cubic feet ("Mcf"); oil and condensate and natural gas liquids stated in barrels ("Bbl").

(2) Mcfe and MMcfe represent the equivalent of one thousand cubic feet and one million cubic feet of natural gas, respectively. Oil and condensate and natural gas liquids are converted to gas at a ratio of one barrel of liquids per six Mcf of gas, based on relative energy content.

     The increase in operating profit of the E&P segment for the year ended December 31, 1993 as compared to 1992 was due to a significant increase in revenues as a result of increased natural gas production and higher natural gas prices, which more than offset increases in depreciation, depletion and amortization ("DD&A") expense, exploration charges and lifting costs.

     DD&A expense and lifting costs increased as a result of the significant increase in production. However, both DD&A expense and lifting costs per equivalent unit of production declined in 1993. Exploration charges also increased in 1993 due to higher dry hole costs as a result of increased exploratory activity. In 1993, the Company was successful on eight gross exploratory wells in 27 attempts, compared with three successes out of 15 wells drilled during 1992.

     The increase in natural gas production was primarily due to contributions from properties acquired in connection with the Mid-South Acquisition. On December 31, 1992, the Company acquired the outstanding capital stock of Arkla Exploration Company from Arkla, Inc. ("Arkla"), which more than doubled the Company's proved natural gas reserves as of such date. In addition, because of the improvement in natural gas prices, the Company had substantially no price-related curtailments of gas production in 1993 compared with significant curtailments in prior years. In response to the sustained growth in demand for and shrinking industry deliverability of natural gas, particularly from the offshore Gulf Coast, the Company continues to boost its deliverability through accelerated exploration and exploitative activities. The Company's deliverability increased significantly in the fourth quarter of 1993 primarily due to production flowing for the first time from three newly installed Company operated production facilities offshore Texas and Louisiana.

     Although revenues for the E&P segment were much higher for the year ended December 31, 1992 compared with 1991 due to an increase in production and higher natural gas prices, these increases were more than offset by increased DD&A expense, exploration charges and lifting costs. The higher DD&A charge was due both to the increase in natural gas production and a higher DD&A rate per unit of production. Exploration charges increased primarily due to higher dry hole costs. Total lifting costs increased due to the increase in production; however, lifting costs per unit of production declined slightly.

     The increase in natural gas production in 1992 was primarily due to the full period effect of production from certain gas and oil assets (the "Mid-Continent Assets"), purchased from Mesa Limited Partnership, a predecessor of Mesa, Inc., in March 1991, and to production flowing for the first time from certain of the Company's discoveries. In addition, the improvement in prices and growing demand for natural gas prompted the Company to increase production to near maximum deliverability in late 1992 and for the 1992-93 winter season. The Company's development activities were also accelerated in the fourth quarter of 1992 to boost deliverability further for 1993.

     The E&P segment is the Company's primary growth area. That growth has been achieved over the past six years primarily through acquisitions: Houston Oil & Minerals Corporation ("HO&M") in 1988; the assets of Houston Oil Trust in 1989; Wacker Oil Inc. ("Wacker") in 1990; the Mid-Continent Assets in 1991 and Seagull Mid-South Inc., formerly Arkla Exploration Company, in 1992. In addition, on January 4, 1994, the Company acquired all of the outstanding shares of stock of Novalta and an intercompany note in the Seagull Canada Acquisition, which added
257.4 billion cubic feet ("Bcf") of natural gas and 2.8 million barrels ("MMbbl") of oil, condensate and natural gas liquids to the Company's net proved reserves as of such date. See Notes 2 and 17 of Notes to Consolidated Financial Statements beginning on page IV-21 of this Annex.

     In 1993, a four-company exploration group including the Company was awarded four production licenses in United Kingdom waters. The awards gave the Company a 10% interest in three licenses in the Irish Sea totaling 398,319 acres and a 20% interest in a fourth license in the North Sea which totals 60,785 acres. Seismic studies and other evaluation activities on the licensed blocks have been ongoing since mid-1993. The first two of eight planned exploratory wells are scheduled during the latter part of 1994. During the first quarter of 1994, the Company increased its interests in these licenses to 20% and 30%, respectively. The Company anticipates that its share of exploration-related costs will approximate $13 million over the next five years as the program is currently structured.

     Finally, the future results of this segment will be affected by the market prices of natural gas and oil. The availability of a ready market for oil, gas and liquid products in the future will depend on numerous factors beyond the control of the Company, including weather, production of other domestic crude oil, natural gas and liquid products, imports, marketing of competitive fuels, proximity and capacity of oil and gas pipelines and other transportation facilities, any oversupply of oil, gas and liquid products, the regulatory environment, and other domestic and political events, none of which can be predicted with certainty. As in the past, the Company would expect to curtail gas production during times of inferior prices. However, due to the sustained improvements in natural gas prices and demand throughout 1993 and various field operating considerations, the Company does not anticipate curtailing gas sales in the coming year to the significant extent of curtailments in years prior to 1993.

PIPELINE AND MARKETING

                                                                                   PERCENT CHANGE
                                                                                ---------------------
                                               1993        1992       1991      1992-'93     1991-'92
                                              -------     ------     ------     --------     --------
                                                             (DOLLARS IN THOUSANDS)
OPERATING PROFIT:
Pipelines...................................  $ 8,561     $5,671     $3,331       + 51         + 70
Gas marketing...............................    2,862        784          9       +265          N/A
Gas processing..............................      518      2,157      3,093       - 76         - 30
Operating and construction services.........    2,124        445      1,451       +377         - 69
                                              -------     ------     ------     --------     --------
                                              $14,065     $9,057     $7,884       + 55         + 15
                                              -------     ------     ------     --------     --------
                                              -------     ------     ------     --------     --------
OPERATING DATA:
Average daily volumes (MMcf):
  Gas gathering.............................      311        196        193       + 59         +  2
  Partnership systems (net).................      117        102         91       + 15         + 12
  Gas marketing.............................      446        290        250       + 54         + 16
Gas processing(*):
  Average daily inlet volumes (MMcf)........      273        243        247       + 12         -  2
  Average daily net production (Bbl)........    3,305      3,198      3,453       +  3         -  7
                                              -------     ------     ------     --------     --------
                                              -------     ------     ------     --------     --------

- - ---------------
(*) 1993 data includes contributions from two small onshore Texas plants for the first time.

     In the pipeline and marketing segment, operating profit increased in 1993 over 1992 due primarily to improvements in the pipelines and gas marketing areas and as a result of profits recognized from a pipeline construction project. These contributions more than offset a decline in operating profit in the gas processing area.

     Operating profit in the pipelines area, which includes the Company's interests in two partnership systems, improved due primarily to increased volumes transported through four new gas gathering systems, two acquired in June 1992 and two acquired as part of the Mid-South Acquisition in December 1992. An increase in volumes delivered by the Company's partnership systems also contributed to the improvement.

     In the gas marketing area, operating profit improved in 1993 due to a 54% increase in sales volumes primarily as a result of increases in the E&P segment's natural gas production discussed earlier and a 13% increase in margins.

     The Company recognized operating profit in 1993 on a pipeline construction project; an 8.7 mile, 16-inch gas pipeline that the Company constructed for an international exploration company from a platform to a gathering pipeline offshore Louisiana. The project was completed in early 1994.

     Operating profit in the gas processing area declined in 1993 primarily due to increases in natural gas costs and significant declines in prices received for extracted products.

     Operating profit in the pipeline and marketing segment increased in 1992 as compared to 1991 due to improvements in the pipelines and gas marketing areas which more than offset declines in the construction and gas processing areas.

     Operating profit in the pipelines area improved primarily due to increased volumes delivered by the Company's partnership systems. Volumes transported through the two gas gathering systems acquired in June 1992 also contributed to the improvement.

     In the gas marketing area, operating profit improved due to increased sales volumes and higher margins. Operating profit from gas processing declined 30% during 1992 as a result of lower average natural gas liquids prices coupled with higher average natural gas prices. In addition, net natural gas liquids production decreased because one significant producer elected to recover ethane in 1992. The absence of construction profits comparable to those recognized in 1991 also had a negative impact on 1992 operating profit.

     Historically, the Company has not been engaged in pipeline construction projects on a regularly recurring basis. The Company currently has no construction projects pending; however, several projects are actively being pursued.

ALASKA TRANSMISSION AND DISTRIBUTION

                                                                                     PERCENT CHANGE
                                                                                  --------------------
                                                1993        1992        1991      1992-'93    1991-'92
                                              --------    --------    --------    --------    --------
                                                   (DOLLARS IN THOUSANDS EXCEPT PER UNIT AMOUNTS)
Revenues....................................  $107,244    $109,598    $129,615       - 2        - 15
Cost of gas sold............................    59,898      59,999      81,935        --        - 27
Operations and maintenance expense..........    20,880      19,976      19,678       + 5        +  2
Depreciation, depletion and amortization....     7,511       7,184       6,978       + 5        +  3
                                              --------    --------    --------    --------    --------
Operating profit............................  $ 18,955    $ 22,439    $ 21,024       -16        +  7
                                              --------    --------    --------    --------    --------
                                              --------    --------    --------    --------    --------
OPERATING DATA:
Degree days (*).............................     9,382      10,653      10,178       -12        +  5
Volumes (Bcf):
  Gas Sold..................................      28.9        30.9        35.3       - 6        - 12
  Gas Transported...........................      11.3        10.2         4.3       +11        +137
  Combined..................................      40.2        41.1        39.6       - 2        +  4
Margins ($ per Mcf):
  Gas Sold..................................      1.49        1.47        1.32       + 1        + 11
  Gas Transported...........................      0.36        0.40        0.27       -10        + 48
  Combined..................................      1.17        1.20        1.20       - 2          --
Year-end customers..........................    88,200      86,400      84,800       + 2        +  2
                                              --------    --------    --------    --------    --------
                                              --------    --------    --------    --------    --------

- - ---------------
(*) A measure of weather severity calculated by subtracting the mean temperature for each day from 65 degrees Fahrenheit. More degree days equate to colder weather.

     Operating profit of the Alaska transmission and distribution segment (ENSTAR Natural Gas Company, a division of the Company, and Alaska Pipeline Company, a wholly owned subsidiary (collectively referred to herein as "ENSTAR Alaska")) for the year ended December 31, 1993 declined from 1992 primarily due to unusually warm weather in the utility's market area.

     ENSTAR Alaska's gas sales revenues and the associated cost of gas sold both declined for the year ended December 31, 1992 from the 1991 period. In the fourth quarter of 1991, one large utility customer began purchasing gas directly from gas producers. However, ENSTAR Alaska currently transports the utility's gas supplies for a transportation fee that approximates the price at which ENSTAR Alaska sold gas to the utility previously, less the cost of that gas. Accordingly, operating profit for the Alaska transmission and distribution segment was not materially affected by these factors in 1992. However, operating profit for 1992 improved over 1991 as a result of higher non-power customer demand due to an increase in customers and colder temperatures.

     Future operating profit for this segment will be affected by weather, regulatory action and customer growth in ENSTAR Alaska's service area. The Company expects customer growth to continue to be relatively modest. During the 1993 summer construction season, approximately 55 miles of new distribution pipeline were installed to connect some 1,800 new customers.

OTHER (INCOME) EXPENSE

                                                                                     PERCENT CHANGE
                                                                                   -------------------
                                                    1993       1992       1991     1992-'93   1991-'92
                                                   -------    -------    -------   --------   --------
                                                                 (DOLLARS IN THOUSANDS)
General and administrative.......................  $11,666    $10,099    $ 8,427     + 16       + 20
Interest expense.................................   36,753     17,574     17,875     +109       -  2
Interest income and other........................   (5,708)    (4,705)    (1,426)    + 21       +230
                                                   -------    -------    -------   --------   --------
                                                   $42,711    $22,968    $24,876     + 86       -  8
                                                   -------    -------    -------   --------   --------
                                                   -------    -------    -------   --------   --------

     General and administrative expenses increased for the year ended December 31, 1993 in comparison to 1992 due to costs associated with three compensation plans, one for outside directors, one for key managers, and the other for all Company employees, that are tied directly to the price of the Seagull Common Stock. The closing price of Seagull Common Stock increased from $15.563 (adjusted for Stock Split) at December 31, 1992 to $25.375 at December 31, 1993. Also, increases in other payroll related expenses contributed to the increase in general and administrative expenses in 1993. These increases were partially offset by a decline in costs related to potential acquisitions which were not consummated.

     On December 31, 1992, the Company incurred additional debt to finance the Mid-South Acquisition. In addition, a large portion of the Company's outstanding floating rate debt was refinanced in July 1993 with longer term debt bearing interest at fixed rates which were somewhat higher than the floating rates in effect for the debt being replaced. As a result of these transactions, the Company's interest expense and overall average interest rate increased for 1993.

     Interest income and other for 1993 includes a pre-tax gain of approximately $3.8 million relating to sales of nonstrategic oil and gas producing properties. Net proceeds from the sales totaled approximately $13.0 million, resulting in an after-tax gain of approximately $2.8 million, or $0.08 per share. The parcels sold had proven reserves estimated at approximately 19 Bcf of natural gas equivalents.

     General and administrative expenses increased for the year ended December 31, 1992 in comparison to 1991 as a result of increases in payroll related expenses and a charge of approximately $1.2 million for costs related to a potential acquisition which was not consummated.

     During the first quarter of 1992, the Company incurred approximately $400,000 in severance expenses (included in general and administrative expenses and operations and maintenance costs) when the Company reduced its non-Alaskan workforce by more than 10 percent. The workforce reduction was primarily a result of the depressed state of natural gas demand and prices in early 1992, coupled with a decrease in planned capital spending for 1992. The Company's workforce temporarily increased by approximately 240 employees as a result of the Mid-South Acquisition on December 31, 1992. The Company has retained a sizeable group of these employees. All severance expenses incurred in connection with any workforce reductions in the Mid-South area during 1993 were paid by Arkla. No additional workforce reductions are currently planned.

     Interest expense declined approximately 15% for the year ended December 31, 1992 in comparison to 1991 as a result of a decrease in the level of debt outstanding during the year as well as a decline in the overall average interest rate. This decline, however, was substantially offset by a fourth quarter 1992 charge to interest expense resulting from the expensing of $2.3 million in unamortized debt acquisition costs relating to the repayment of the Company's then existing revolving credit line in connection with the Mid-South Acquisition.

     Interest income and other for the year ended December 31, 1992 includes $4.6 million relating to the Seismic Litigation Settlement resulting from a claim made by the Company that certain of the seismic data acquired by it in connection with its acquisition of HO&M was actually delivered to other purchasers. In accordance with the settlement agreement, the Company received a cash payment in July 1992 of $2.6 million and will receive up to $5 million in pipeline business accommodations through December 31, 1995. If less than $3 million of business accommodations are realized, the Company will receive a cash payment in early 1996 equal to the difference between $3 million and the sum of the business accommodations realized. The

$4.6 million in 1992 income includes the $2.6 million cash payment plus the present value of the $3 million guaranteed minimum payment for business accommodations less certain expenses.

INCOME TAXES

     The Company's effective tax rate of 18.3% for the year ended December 31, 1993 was substantially lower than the statutory federal tax rate of 35% primarily because the Company utilized approximately $4.8 million in credits allowed under Section 29 of the Internal Revenue Code of 1986, as amended, to reduce its 1993 regular income tax liability. The Section 29 (Tight Sands) credits are allowed for production of fuels derived from nonconventional sources that are sold to nonrelated parties.

     The effect of utilizing the Section 29 credits discussed above more than offset the effect of an increase in the federal corporate tax rate from 34% to 35% called for in recently enacted tax legislation. The effect of this rate change was an increase in the Company's 1993 provision for federal income taxes of approximately $1.3 million.

     The provision for income taxes for 1993 and 1992 is not comparable to 1991 due to the Company's adoption of SFAS No. 109 effective January 1, 1992. This SFAS requires the use of the "liability method," which bases the amount of current and future taxes payable on events recognized in the consolidated financial statements and under existing tax laws. The Company recognized the cumulative effect of this change in accounting principle in the line item entitled "Cumulative Effect of Changes in Accounting Principles" in the accompanying consolidated statement of earnings for the year ended December 31, 1992. Accordingly, periods prior to January 1, 1992 were not restated to reflect this change.

                        LIQUIDITY AND CAPITAL RESOURCES

     Capital expenditures for 1993 were substantially higher than those for 1992 due to significant increases in the Company's exploitative activities, primarily resulting from the large number of prospects acquired in connection with the Mid-South Acquisition, and the Company's exploratory activities in response to improvements in prices received and demand for natural gas. The Company's E&P activities and related capital expenditures had been dramatically reduced in 1992 as a result of unacceptable natural gas prices early in the year.

     Capital expenditures for 1993, 1992 and 1991 were as follows:

                                                                                   PERCENT CHANGE
                                                                                ---------------------
                                           1993         1992         1991       1992-'93     1991-'92
                                         --------     --------     --------     --------     --------
                                                            (DOLLARS IN THOUSANDS)
CAPITAL EXPENDITURES:
  Exploration and production:
     Lease acquisitions................  $  7,396     $  5,396     $  4,446       + 37         + 21
     Exploration.......................    26,824        8,378       15,053       +220         - 44
     Development.......................    63,598       18,341       38,960       +247         - 53
                                         --------     --------     --------     --------     --------
                                           97,818       32,115       58,459       +205         - 45
  Pipeline and marketing...............     2,115        1,622          634       + 30         +156
  Alaska transmission and
     distribution......................    10,094        9,024       10,492       + 12         - 14
  Corporate............................     2,015          890        2,124       +126         - 58
                                         --------     --------     --------     --------     --------
                                         $112,042     $ 43,651     $ 71,709       +157         - 39
                                         --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------
ACQUISITIONS, NET OF CASH ACQUIRED:
  Exploration and production...........  $ 29,470     $391,531     $201,767       - 92         + 94
  Pipeline and marketing...............        --       10,357           --        N/A          N/A
                                         --------     --------     --------     --------     --------
                                         $ 29,470     $401,888     $201,767       - 93         + 99
                                         --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------

     In October 1993, the Company purchased an interest in a producing natural gas field in East Texas for approximately $26.6 million, effective September 1, 1993. The interest purchased contained proved reserves estimated at approximately 28.3 Bcf of natural gas and approximately 143,000 Bbl of condensate, or the equivalent of 29.2 Bcf of natural gas as of the October 1993 closing date.

     Plans for 1994 call for capital expenditures of approximately $173 million, including about $160 million in exploration and production. The Company anticipates spending approximately $100 million for development, $10 million for lease acquisitions and $50 million will be devoted to exploration.

     The growth in the E&P segment over the past six years has been accomplished primarily through acquisitions financed initially by bank borrowings; however, since August 1990, the Company has reduced borrowings under existing bank facilities by $520 million with net proceeds received from three separate Seagull Common Stock offerings and the July 1993 sale of Senior and Senior Subordinated Notes discussed below, all in underwritten public offerings. See Notes 6 and 9 of Notes to Consolidated Financial Statements beginning on page IV-21 of this Annex.

     In connection with the Mid-South Acquisition, the Company entered into a credit agreement (the "Credit Agreement") with a group of major U.S. and international banks (the "Banks"). The Credit Agreement provided for a $150 million term loan, which was repaid in full in February 1993 with the net proceeds of approximately $164 million from the sale of 10,120,000 shares (adjusted for Stock Split) of Seagull Common Stock, and a $475 million revolving credit line. See Notes 2, 6 and 9 of Notes to Consolidated Financial Statements beginning on page IV-21 of this Annex.

     In June 1993, the Company amended and restated the Credit Agreement converting the facility into a single revolving credit facility (the "Revolver") with a total commitment of $475 million and a final maturity of December 31, 1999.

     Under the terms of the Revolver, the commitments thereunder begin to decline on March 31, 1996 in equal quarterly reductions of $27.5 million and a final reduction of $62.5 million on December 31, 1999. The amount of senior indebtedness available to the Company under the provisions of the Revolver is subject to a borrowing base (the "Borrowing Base") based upon the proved reserves of the Company's exploration and production segment and the financial performance of the Company's other business segments. The Borrowing Base is generally determined annually, but may be redetermined, at the option of either the Company or the Banks, one additional time each year, and will be redetermined upon the sale of certain assets included in the Borrowing Base.

     As of January 4, 1994, immediately following the Seagull Canada Acquisition, the available commitment under the Revolver is subject to a $610 million Borrowing Base and is determined after consideration of outstanding borrowings under the Company's other senior debt facilities. As of February 28, 1994, borrowings outstanding under the Revolver were $188.5 million, leaving immediately available unused commitments of approximately $141.1 million, net of outstanding letters of credit of $2.2 million, $100 million of borrowings outstanding under the Senior Notes discussed below, the nominated maximum borrowing availability of $160 million under the Canadian Credit Agreement discussed below, and $18.2 million in borrowings outstanding under the Company's money market facilities.

     In connection with the Seagull Canada Acquisition, Seagull Energy Canada Ltd. ("Seagull Canada"), the indirect wholly owned subsidiary of the Company which acquired Novalta, entered into a new $175 million reducing revolving credit facility (the "Canadian Credit Agreement") with a group of 10 Canadian affiliates of major U.S. and international banks. The Canadian Credit Agreement provides for dual currency borrowings in U.S. and Canadian dollars with a nominated maximum borrowing availability of $160 million, which may be increased or decreased by the Company at any time pursuant to provisions of the Canadian Credit Agreement, up to a maximum commitment of $175 million. The Canadian Credit Agreement matures on December 31, 1999 and commitments thereunder begin to decline on March 31, 1996 in equal quarterly reductions of $10,937,500. As of January 4, 1994, immediately following the Seagull Canada Acquisition, approximately $152 million in borrowings were outstanding under this facility.

     In July 1993, the Company sold $100 million of senior notes (the "Senior Notes") and $150 million of senior subordinated notes (the "Senior Subordinated Notes") (collectively the "Notes"). The Senior Notes bear interest at 7 7/8% per annum, are not redeemable prior to maturity or subject to any sinking fund and mature on August 1, 2003. The Senior Subordinated Notes bear interest at 8 5/8% per annum, are not subject to any sinking fund and mature on August 1, 2005. On or after August 1, 2000, the Senior Subordinated Notes are redeemable at the option of the Company, in whole or in part, at redemption prices declining from 102.59% in 2000 to 100.00% in 2003 and thereafter. The Notes were issued at par and interest is paid semi-annually. Net proceeds from the offering, totaling approximately $245.0 million, were used to repay borrowings outstanding under the Revolver.

     In addition to the facilities discussed above, the Company has money market facilities with two major U.S. banks with a combined maximum commitment of $70 million. These lines of credit bear interest at rates made available by the banks at their discretion and may be canceled at either the Company's or the banks' discretion. The lines are subject to annual renewal.

     Management believes that the Company's capital resources will be sufficient to finance current and forecasted operations. However, the Company continues to actively pursue potential acquisitions and, depending upon the size and terms of any such acquisition, additional financing may be required.

     To date, compliance with applicable environmental and safety regulations by the Company has not required any significant capital expenditures or materially affected its business or earnings. The Company believes it is in substantial compliance with environmental and safety regulations and foresees no material expenditures in the future; however, the Company is unable to predict the impact that compliance with future regulations may have on capital expenditures, earnings and competitive position.

                           SEAGULL ENERGY CORPORATION

                      CONSOLIDATED STATEMENTS OF EARNINGS

                                                                  YEAR ENDED DECEMBER 31,
                                                             ----------------------------------
                                                               1993         1992         1991
                                                             --------     --------     --------
                                                                (DOLLARS IN THOUSANDS EXCEPT
                                                                    PER SHARE AMOUNTS)
Revenues:
  Exploration and production...............................  $227,437     $ 91,991     $ 81,099
  Pipeline and marketing...................................    42,484       37,240       37,823
  Alaska transmission and distribution.....................   107,244      109,598      129,615
                                                             --------     --------     --------
                                                              377,165      238,829      248,537
                                                             --------     --------     --------
Costs of Operations:
  Alaska transmission and distribution cost of gas sold....    59,898       59,999       81,935
  Cost of other gas sold...................................     2,660        3,888        5,913
  Operations and maintenance...............................   104,797       71,923       68,377
  Exploration charges......................................    17,265        9,905        9,227
  Depreciation, depletion and amortization.................   116,556       63,231       52,902
                                                             --------     --------     --------
                                                              301,176      208,946      218,354
                                                             --------     --------     --------
Operating Profit...........................................    75,989       29,883       30,183
Other (Income) Expense:
  General and administrative...............................    11,666       10,099        8,427
  Interest expense.........................................    36,753       17,574       17,875
  Interest income and other................................    (5,708)      (4,705)      (1,426)
                                                             --------     --------     --------
                                                               42,711       22,968       24,876
                                                             --------     --------     --------
Earnings Before Income Taxes and Cumulative Effect of
  Changes in Accounting Principles.........................    33,278        6,915        5,307
Income Taxes...............................................     6,080        2,500          200
                                                             --------     --------     --------
Earnings Before Cumulative Effect of Changes in Accounting
  Principles...............................................    27,198        4,415        5,107
Cumulative Effect of Changes in Accounting Principles......        --        2,273           --
                                                             --------     --------     --------
Net Earnings...............................................  $ 27,198     $  6,688     $  5,107
                                                             --------     --------     --------
                                                             --------     --------     --------
Earnings Per Share:
  Earnings before cumulative effect of changes in
     accounting principles.................................  $   0.76     $   0.17     $   0.23
  Cumulative effect of changes in accounting principles....        --         0.09           --
                                                             --------     --------     --------
  Net Earnings.............................................  $   0.76     $   0.26     $   0.23
                                                             --------     --------     --------
                                                             --------     --------     --------
Weighted Average Number of Common Shares Outstanding (in
  thousands)...............................................    35,790       25,583       22,692
                                                             --------     --------     --------
                                                             --------     --------     --------

          See Accompanying Notes to Consolidated Financial Statements.

                           SEAGULL ENERGY CORPORATION

                          CONSOLIDATED BALANCE SHEETS

                                     ASSETS

                                                                            DECEMBER 31,
                                                                      -------------------------
                                                                         1993           1992
                                                                      ----------     ----------
                                                                      (DOLLARS IN THOUSANDS)
Current Assets:
  Cash and cash equivalents.........................................  $    5,572     $    3,882
  Accounts receivable, net..........................................      98,734         89,823
  Inventories.......................................................       4,382          4,153
  Prepaid expenses and other........................................       6,520            926
                                                                      ----------     ----------
       Total Current Assets.........................................     115,208         98,784
Property, Plant and Equipment -- at cost (successful efforts method
  for gas and oil properties).......................................   1,278,701      1,191,575
Accumulated Depreciation, Depletion and Amortization................     345,512        253,773
                                                                      ----------     ----------
                                                                         933,189        937,802
Other Assets........................................................      69,854         66,378
                                                                      ----------     ----------
Total Assets........................................................  $1,118,251     $1,102,964
                                                                      ----------     ----------
                                                                      ----------     ----------
              LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
  Accounts payable..................................................  $   84,904     $   99,520
  Accrued expenses..................................................      30,134         12,713
  Prepaid gas and oil sales.........................................       7,590         27,933
  Current maturities of long-term debt..............................       1,538          3,743
                                                                      ----------     ----------
       Total Current Liabilities....................................     124,166        143,909
Long-Term Debt......................................................     459,787        608,011
Other Noncurrent Liabilities........................................      66,785         80,928
Deferred Income Taxes...............................................      28,134         26,443
Shareholders' Equity:
  Common Stock, $.10 par value; authorized 100,000,000 shares (1993)
     and 40,000,000 shares (1992); issued 36,378,659 shares (1993)
     and 12,977,257 shares (1992)...................................       3,638          1,298
  Additional paid-in capital........................................     324,192        158,503
  Retained earnings.................................................     120,713         93,515
  Less -- note receivable from employee stock ownership plan........      (6,029)        (6,508)
  Less -- 326,812 shares (1993) and 163,406 shares (1992) of Common
     Stock held in Treasury, at cost................................      (3,135)        (3,135)
                                                                      ----------     ----------
       Total Shareholders' Equity...................................     439,379        243,673
Commitments and Contingencies.......................................
                                                                      ----------     ----------
Total Liabilities and Shareholders' Equity..........................  $1,118,251     $1,102,964
                                                                      ----------     ----------
                                                                      ----------     ----------

          See Accompanying Notes to Consolidated Financial Statements.

                           SEAGULL ENERGY CORPORATION

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                          -------------------------------------
                                                            1993          1992          1991
                                                          ---------     ---------     ---------
                                                                 (DOLLARS IN THOUSANDS)
Operating Activities:
  Net earnings..........................................  $  27,198     $   6,688     $   5,107
  Adjustments to reconcile net earnings to net cash
     provided by operating activities:
     Cumulative effect of changes in accounting
       principles.......................................         --        (2,273)           --
     Depreciation, depletion and amortization...........    119,544        65,238        54,811
     Amortization of loan acquisition costs.............      4,261         2,927           745
     Deferred income taxes..............................      1,050         2,305           438
     Dry hole expense...................................     10,534         5,232         4,195
     Gain on sales of property, plant and equipment.....     (3,929)         (177)          (46)
     Distributions in excess of earnings from
       partnerships.....................................      1,506           872           888
     Other..............................................        598           556           516
                                                          ---------     ---------     ---------
                                                            160,762        81,368        66,654
  Changes in operating assets and liabilities, net of
     acquisitions:
     Decrease (Increase) in accounts receivable, net....     (7,029)        5,039        (1,764)
     Decrease (Increase) in inventories, prepaid
       expenses and other...............................        757          (457)       (1,089)
     Increase (Decrease) in accounts payable............    (16,292)      (11,334)        7,781
     Decrease in prepaid gas and oil sales..............    (27,933)           --            --
     Increase (Decrease) in accrued expenses and
       other............................................      9,496        (2,429)       (1,809)
                                                          ---------     ---------     ---------
       Net Cash Provided By Operating Activities........    119,761        72,187        69,773
Investing Activities:
  Capital expenditures..................................   (112,042)      (43,651)      (71,709)
  Acquisitions, net of cash acquired....................    (29,470)     (401,888)     (201,767)
  Proceeds from sales of property, plant and
     equipment..........................................     13,428         1,347         1,394
                                                          ---------     ---------     ---------
       Net Cash Used In Investing Activities............   (128,084)     (444,192)     (272,082)
Financing Activities:
  Proceeds from revolving lines of credit and other
     borrowings.........................................    599,490       756,500       365,900
  Principal payments on revolving lines of credit and
     other borrowings...................................   (750,039)     (369,877)     (198,205)
  Fees paid to acquire financing........................     (6,535)      (18,282)       (3,201)
  Proceeds from sales of common stock...................    166,140           794        37,571
  Purchase of treasury stock............................         --          (210)           --
  Other.................................................        957           765         1,272
                                                          ---------     ---------     ---------
       Net Cash Provided By Financing Activities........     10,013       369,690       203,337
                                                          ---------     ---------     ---------
       Increase (Decrease) In Cash And Cash
          Equivalents...................................      1,690        (2,315)        1,028
Cash And Cash Equivalents At Beginning Of Year..........      3,882         6,197         5,169
                                                          ---------     ---------     ---------
Cash And Cash Equivalents At End Of Year................  $   5,572     $   3,882     $   6,197
                                                          ---------     ---------     ---------
                                                          ---------     ---------     ---------

          See Accompanying Notes to Consolidated Financial Statements.

                           SEAGULL ENERGY CORPORATION

                CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY

                                              ADDITIONAL                NOTE
                                     COMMON    PAID-IN     RETAINED   RECEIVABLE  TREASURY
                                     STOCK     CAPITAL     EARNINGS   FROM ESOP    STOCK      TOTAL
                                     ------   ----------   --------   ---------   --------   --------
                                                          (DOLLARS IN THOUSANDS)
January 1, 1991....................  $1,137    $ 119,924   $ 81,720    $(7,340)   $ (2,925)  $192,516
  Net earnings.....................     --            --      5,107         --          --      5,107
  Issuance of common stock,
     1,500,000 shares..............    150        36,586         --         --          --     36,736
  Exercise of employee stock
     options, 60,304 shares........      6           829         --         --          --        835
  Repayment of Note Receivable by
     ESOP..........................     --            --         --        396          --        396
  Other............................     --           207         --         --          --        207
                                     ------   ----------   --------   ---------   --------   --------
December 31, 1991..................  1,293       157,546     86,827     (6,944)     (2,925)   235,797
  Net earnings.....................     --            --      6,688         --          --      6,688
  Purchase of treasury stock, 9,438
     shares........................     --            --         --         --        (210)      (210)
  Exercise of employee stock
     options, 50,235 shares........      5           789         --         --          --        794
  Repayment of Note Receivable by
     ESOP..........................     --            --         --        436          --        436
  Other............................     --           168         --         --          --        168
                                     ------   ----------   --------   ---------   --------   --------
December 31, 1992..................  1,298       158,503     93,515     (6,508)     (3,135)   243,673
  Net earnings.....................     --            --     27,198         --          --     27,198
  Issuance of common stock,
     5,060,000 shares..............    506       163,131         --         --          --    163,637
  Two-for-one stock split..........  1,807        (1,807)        --         --          --         --
  Exercise of employee stock
     options, 271,645 shares.......     27         2,476         --         --          --      2,503
  Repayment of Note Receivable by
     ESOP..........................     --            --         --        479          --        479
  Other............................     --         1,889         --         --          --      1,889
                                     ------   ----------   --------   ---------   --------   --------
December 31, 1993..................  $3,638    $ 324,192   $120,713    $(6,029)   $ (3,135)  $439,379
                                     ------   ----------   --------   ---------   --------   --------
                                     ------   ----------   --------   ---------   --------   --------

          See Accompanying Notes to Consolidated Financial Statements.

                           SEAGULL ENERGY CORPORATION

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INDEX                                                                                    PAGE
- - -----                                                                                    -----
  1.      Summary of Significant Accounting Policies...................................  IV-21
  2.      Acquisitions.................................................................  IV-23
  3.      Property, Plant and Equipment................................................  IV-24
  4.      Supplemental Gas and Oil Producing Activities (Unaudited)....................  IV-24
  5.      Other Noncurrent Assets......................................................  IV-28
  6.      Long-Term Debt...............................................................  IV-30
  7.      Other Noncurrent Liabilities.................................................  IV-33
  8.      Fair Value of Financial Instruments..........................................  IV-34
  9.      Shareholders' Equity.........................................................  IV-35
 10.      Stock Option Plans...........................................................  IV-35
 11.      Employee Benefit Plans.......................................................  IV-36
 12.      Interest Income and Other....................................................  IV-38
 13.      Income Taxes.................................................................  IV-39
 14.      Business Segments............................................................  IV-42
 15.      Selected Quarterly Financial Data (Unaudited)................................  IV-43
 16.      Commitments and Contingencies................................................  IV-43
 17.      Subsequent Events............................................................  IV-44

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Consolidation. The accompanying consolidated financial statements include the accounts of Seagull Energy Corporation and Subsidiaries (the "Company"), all of which are wholly owned. All significant intercompany transactions have been eliminated.

     The results of operations of Seagull Mid-South Inc. ("Seagull Mid-South"), formerly Arkla Exploration Company ("Arkla Exploration") have been included with those of the Company since December 31, 1992, and the results of operations of certain gas and oil assets (the "Mid-Continent Assets") purchased from Mesa Limited Partnership, a predecessor of Mesa, Inc., ("Mesa") have been included with those of the Company since March 8, 1991, the respective acquisition dates (See Note 2).

     Partnerships in which the Company holds a 50% interest or less are accounted for using the equity method.

     Regulation. The Company operates in Alaska through ENSTAR Natural Gas Company ("ENG"), a division of the Company, and Alaska Pipeline Company ("APC"), a wholly owned subsidiary (collectively referred to herein as "ENSTAR Alaska"). ENSTAR Alaska is subject to regulation by the Alaska Public Utilities Commission ("APUC"), which has jurisdiction over, among other things, rates, accounting procedures and standards of service.

     Cash Equivalents. The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

     Supplemental Disclosures of Cash Flow Information.

                                                                    YEAR ENDED DECEMBER 31,
                                                                --------------------------------
                                                                  1993        1992        1991
                                                                --------    --------    --------
                                                                     (DOLLARS IN THOUSANDS)
Cash paid during the year for:
  Interest, net of amount capitalized.........................  $ 26,753    $ 19,079    $ 16,114
  Income taxes................................................  $  7,140    $    878    $  3,748

                           SEAGULL ENERGY CORPORATION

     Inventories. Materials and supplies are valued at the lower of average cost or market value (net realizable value). Inventories of hydrocarbon products are valued on a first-in, first-out (FIFO) basis at the lower of cost or market value.

     Gas And Oil Properties. The Company uses the successful efforts method of accounting for its gas and oil operations. The costs of unproved leaseholds are capitalized pending the results of exploration efforts. Unproved leaseholds with significant acquisition costs are assessed periodically, on a property-by-property basis, and a loss is recognized to the extent, if any, that the cost of the property has been impaired. Unproved leaseholds whose acquisition costs are not individually significant are aggregated, and the portion of such costs estimated to ultimately prove nonproductive, based on experience, is amortized over an average holding period. As unproved leaseholds are determined to be productive, the related costs are transferred to proved leaseholds. Exploratory dry holes and geological and geophysical charges are expensed. Depletion of proved leaseholds and amortization and depreciation of the costs of all development and successful exploratory drilling are provided by the unit-of-production method based upon estimates of proved gas and oil reserves on a field-by-field basis. Estimated costs (net of salvage value) of dismantling and abandoning gas and oil production facilities are computed and included in depreciation and depletion using the unit-of-production method. The total estimated future dismantlement and abandonment cost being amortized as of December 31, 1993 was approximately $23.2 million. On a world-wide basis, should the net capitalized costs exceed the estimated future undiscounted after tax net cash flows from proved gas and oil reserves, such excess costs would be charged to expense.

     Other Property, Plant And Equipment. Depreciation of gas gathering pipeline facilities is computed principally using the unit-of-production method based on the estimated proved reserves to be transported through the pipeline facility. Depreciation of the utility plant, gas processing plants and other property is computed using the straight-line method over their estimated useful lives, which vary from 3 to 33 years. Gain or loss on sale or disposition of non-utility property is credited or charged to interest income and other.

     Utility plant facilities are subject to APUC regulation. When utility properties are disposed of or otherwise retired, the original cost of the property, plus cost of retirement, less salvage value, is charged to accumulated depreciation.

     Maintenance, repairs and renewals are charged to operations and maintenance expense except that renewals which extend the life of the property are capitalized.

     Treasury Stock. The Company follows the cost method of accounting for treasury stock transactions.

     Revenue Recognition. The Company records revenue following the entitlement method of accounting for production gas imbalances.

     The Company constructs pipeline systems for third parties and recognizes profits on construction under the percentage-of-completion method.

     ENSTAR Alaska's operating revenues are based on rates authorized by the APUC which are applied to customers' consumption of natural gas. ENSTAR Alaska records unbilled revenue, including amounts to be billed under a purchased gas adjustment clause, at the end of each accounting period.

     General and Administrative Expense. General and administrative expenses represent various overhead costs of corporate departments. All overhead expenses directly related to the operations of the Company's business segments are included in operations and maintenance costs and exploration charges.

     Interest Rate Swap Agreements. The Company has entered into interest rate swap agreements to manage the impact of changes in interest rates. The differential interest to be paid or received is accrued as interest rates change and is recognized over the life of the agreements as a component of interest expense.

                           SEAGULL ENERGY CORPORATION

     Income Taxes. Effective January 1, 1992, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. This SFAS requires the use of the liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as part of the provision for income taxes in the period that includes the enactment date.

     Prior to January 1, 1992, the Company used the deferral method of accounting for income taxes, under which deferred taxes were provided for all material timing differences arising from the recognition of certain items of income and expense in different accounting periods for tax and financial accounting purposes using the tax rate applicable for the year of the calculation. Under the deferral method, deferred taxes were not adjusted for subsequent changes in tax rates.

     Earnings per Share. The weighted average number of common shares outstanding for the computation of earnings per share for the year ended December 31, 1993 gives effect to the assumed exercise of dilutive stock options as of the beginning of the year. The effect of dilutive stock options is insignificant on the earnings per share computations for the years ended December 31, 1992 and 1991.

     On June 4, 1993, the Company effected, in the form of a 100 percent stock dividend, a two-for-one stock split (the "Stock Split") of all the issued shares of the Company's common stock ("Seagull Common Stock"). The weighted average number of common shares outstanding and per share amounts for all periods have been restated to reflect the Stock Split. All share amounts included in the consolidated balance sheets and consolidated statements of shareholders' equity as of dates prior to June 4, 1993 were not adjusted to reflect the Stock Split.

     Changes in Financial Presentation. Certain reclassifications have been made in the 1992 and 1991 financial statements to conform to the presentation used in 1993.

2. ACQUISITIONS

     Seagull Mid-South Inc. On December 31, 1992, the Company purchased all of the outstanding capital stock of Arkla Exploration from Arkla, Inc. ("Arkla") for approximately $397 million in cash, subject to certain customary post-closing adjustments (the "Mid-South Acquisition"). The purchase price was adjusted for, among other things, certain title defects and an adjustment relating to the net aggregate gas imbalances attributable to Arkla Exploration's interest in the properties it owned. The final adjusted purchase price was approximately $393 million. The acquisition was accounted for as a purchase.

     Seagull Mid-South's assets (the "Mid-South Properties") consist almost exclusively of natural gas and oil reserves and developed and undeveloped lease acreage concentrated principally in a small number of fields located in Arkansas, Louisiana, Mississippi, Oklahoma and Texas. Arkla Exploration entered into prepaid gas and oil sales contracts prior to its acquisition by the Company. As of December 31, 1992, Seagull Mid-South was obligated to deliver for no future consideration approximately 13 billion cubic feet ("Bcf") of gas and approximately one million barrels ("MMbbl") of oil and condensate pursuant to these contracts over periods expiring January 31, 1994 and June 30, 1995, respectively. As of December 31, 1993, approximately 620 million cubic feet ("MMcf") of gas and 529,000 barrels of oil and condensate remain to be delivered under these contracts.

     Mid-Continent Assets. On March 8, 1991, the Company purchased the Mid-Continent Assets from Mesa for approximately $199 million in cash after certain adjustments. In addition, the Company and Mesa entered into a contingent gas price payment agreement at the closing pursuant to which the Company would generally pay an additional $450,000 (up to a maximum of $25 million) for each $.01 that the weighted average

                           SEAGULL ENERGY CORPORATION
wellhead price, as defined, of natural gas sold from the Mid-Continent Assets exceeds $1.80 per thousand cubic feet ("Mcf") for the three year period ending December 31, 1993. The estimated weighted average wellhead price, as defined, of natural gas sold for the three year period ended December 31, 1993 was $1.76 per Mcf. Based upon this estimated price, the Company does not anticipate that any payment will be required under the contingent gas price payment agreement. The Mid-Continent Assets include gas and oil interests generally located in Western Oklahoma and the Texas Panhandle and certain related assets. The acquisition was accounted for as a purchase.

     See Note 17 for information concerning the Company's acquisition of Novalta Resources Inc. ("Novalta") (the "Seagull Canada Acquisition") in January 1994.

3. PROPERTY, PLANT AND EQUIPMENT

     The major classes of the Company's property, plant and equipment are shown below:

                                                                           DECEMBER 31,
                                                                      -----------------------
                                                                        1993          1992
                                                                      ---------     ---------
                                                                      (DOLLARS IN THOUSANDS)
Gas and oil properties..............................................  $ 972,460     $ 888,178
Pipeline facilities.................................................     63,019        72,413
Gas processing plants...............................................     15,808        12,301
Utility plant.......................................................    216,883       208,419
Equipment and other.................................................     10,531        10,264
                                                                     ----------    ----------
                                                                     $1,278,701    $1,191,575
                                                                     ----------    ----------
                                                                     ----------    ----------

     Interest cost capitalized as property, plant and equipment amounted to approximately $0.9 million in 1993 and 1992 and $1.7 million in 1991. Total depreciation, depletion and amortization related to property, plant and equipment amounted to approximately $119.5 million, $65.2 million and $54.8 million in 1993, 1992 and 1991, respectively.

4. SUPPLEMENTAL GAS AND OIL PRODUCING ACTIVITIES (UNAUDITED)

         CAPITALIZED COSTS RELATING TO GAS AND OIL PRODUCING ACTIVITIES

                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1993         1992
                                                                         --------     --------
                                                                              (DOLLARS IN
                                                                              THOUSANDS)
Proved properties......................................................  $956,604     $876,419
Unproved properties....................................................    15,856       11,759
                                                                         --------     --------
                                                                          972,460      888,178
Accumulated depreciation, depletion and amortization...................   224,451      137,201
                                                                         --------     --------
                                                                         $748,009     $750,977
                                                                         --------     --------
                                                                         --------     --------

                           SEAGULL ENERGY CORPORATION

              COSTS INCURRED IN GAS AND OIL PROPERTY ACQUISITION,
                     EXPLORATION AND DEVELOPMENT ACTIVITIES

                                                                  YEAR ENDED DECEMBER 31,
                                                             ----------------------------------
                                                               1993         1992         1991
                                                             --------     --------     --------
                                                                  (DOLLARS IN THOUSANDS)
Acquisition of properties:
  Proved...................................................  $ 22,568     $455,970     $199,499
  Unproved.................................................     7,750        3,078        6,500
Exploration costs..........................................    26,824        8,378       15,053
Development costs..........................................    63,598       18,341       38,960
                                                             --------     --------     --------
                                                             $120,740     $485,767     $260,012
                                                             --------     --------     --------
                                                             --------     --------     --------

           RESULTS OF OPERATIONS FOR GAS AND OIL PRODUCING ACTIVITIES

                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------
                                                                 1993        1992        1991
                                                               --------     -------     -------
                                                                   (DOLLARS IN THOUSANDS)
Revenues.....................................................  $227,437     $91,991     $81,099
Lifting costs:
  Lease operating expense....................................    28,806      15,334      14,946
  Workover expense...........................................     4,249       2,449       2,058
  Production taxes...........................................     9,133       4,045       3,531
  Transportation expenses....................................     7,764       2,757       1,827
  Ad valorem taxes...........................................     3,291       1,645       1,656
                                                               --------     -------     -------
                                                                 53,243      26,230      24,018
General operating expense....................................    10,408       4,614       3,933
Exploration charges..........................................    17,265       9,905       9,227
Depreciation, depletion and amortization.....................   103,552      52,855      42,646
                                                               --------     -------     -------
Operating profit (loss)......................................    42,969      (1,613)      1,275
Income tax expense (benefit)(*)..............................     7,851        (584)         48
                                                               --------     -------     -------
Results of operations from producing activities..............  $ 35,118     $(1,029)    $ 1,227
                                                               --------     -------     -------
                                                               --------     -------     -------

- - ---------------

(*) Income tax expense is calculated by applying the current effective tax rate to operating profit.

                           SEAGULL ENERGY CORPORATION

                          RESERVE QUANTITY INFORMATION

                                                        YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------
                                         1993                     1992                    1991
                                 ---------------------    --------------------    --------------------
                                   GAS          OIL         GAS         OIL         GAS         OIL
                                  (MMCF)     (MBBL)(1)    (MMCF)     (MBBL)(1)    (MMCF)     (MBBL)(1)
                                 --------    ---------    -------    ---------    -------    ---------
Proved developed and
  undeveloped reserves:
  Beginning of year............   884,327      18,149     335,121      11,014     127,709       5,791
  Purchases of reserves in
     place.....................    34,350         198     573,526       6,691     167,098       4,639
  Sales of reserves in place...    (9,587)     (1,554)       (181)        (24)       (506)        (52)
  Revisions of previous
     estimates.................    24,924      (1,281)     (5,503)      1,548       7,675         982
  Extensions and discoveries...    83,158         972      19,501         199      66,051         990
  Production...................  (102,025)     (1,694)    (38,137)     (1,279)    (32,906)     (1,336)
                                 --------    ---------    -------    ---------    -------    ---------
  End of year(2)...............   915,147      14,790     884,327      18,149     335,121      11,014
                                 --------    ---------    -------    ---------    -------    ---------
                                 --------    ---------    -------    ---------    -------    ---------
Proved developed reserves:
  Beginning of year............   675,861      11,552     265,987       7,213     106,369       3,901
                                 --------    ---------    -------    ---------    -------    ---------
                                 --------    ---------    -------    ---------    -------    ---------
  End of year..................   693,610       9,362     675,861      11,552     265,987       7,213
                                 --------    ---------    -------    ---------    -------    ---------
                                 --------    ---------    -------    ---------    -------    ---------

- - ---------------

(1) "Mbbl" represents one thousand barrels of oil.

(2) At December 31, 1993 and 1992, includes approximately 620 MMcf and 13 Bcf of gas, respectively, and 529 Mbbl and one MMbbl of oil, respectively, related to prepaid gas and oil sales.

     Proved reserves attributable to the properties obtained on January 4, 1994 in connection with the Seagull Canada Acquisition (see Note 17) were as follows:

                                                                            DECEMBER 31, 1993
                                                                            ------------------
                                                                              GAS        OIL
                                                                            (MMCF)      (MBBL)
                                                                            -------     ------
Proved developed and undeveloped reserves.................................  257,382     2,783
                                                                            -------     ------
                                                                            -------     ------
Proved developed reserves.................................................  236,945     2,529
                                                                            -------     ------
                                                                            -------     ------

     The Company's standardized measure of discounted future net cash flows and changes therein as of December 31, 1993, 1992 and 1991 are provided based on the present value of future net revenues from proved gas and oil reserves (all located in the United States prior to 1994) estimated by independent petroleum engineers in accordance with guidelines established by the Securities and Exchange Commission. These estimates were computed by applying appropriate current prices for gas and oil to estimated future production of proved gas and oil reserves over the economic lives of the reserves and assuming continuation of existing economic conditions. Year end 1993 calculations were made utilizing average prices for natural gas and oil, condensate and natural gas liquids that existed at December 31, 1993 of $2.33 per Mcf and $12.13 per barrel ("Bbl"), respectively. Income taxes are computed by applying the statutory federal income tax rate to the net cash inflows relating to proved gas and oil reserves less the tax bases of the properties involved and giving effect to any net operating loss carryforwards, tax credits and allowances relating to such properties. The reserve volumes provided by the independent petroleum engineers are estimates only and should not be construed as being exact quantities. These reserves may or may not be recovered and may increase or decrease as a result of future operations of the Company and changes in market conditions.

                           SEAGULL ENERGY CORPORATION

            STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

                                                                           DECEMBER 31,
                                                                      -----------------------
                                                                        1993          1992
                                                                      ---------     ---------
                                                                      (DOLLARS IN THOUSANDS)
Future cash inflows(*)..............................................  $2,318,243    $2,168,259
Future development costs............................................   (234,494)     (206,574)
Future production costs.............................................   (564,915)     (522,686)
                                                                      ---------     ---------
Future net cash flows before income taxes...........................  1,518,834     1,438,999
10% annual discount.................................................   (625,504)     (604,461)
                                                                      ---------     ---------
Discounted future net cash flows before income taxes................    893,330       834,538
Discounted income taxes.............................................   (165,682)     (140,090)
                                                                      ---------     ---------
Standardized measure of discounted future net cash flows(*).........  $ 727,648     $ 694,448
                                                                      ---------     ---------
                                                                      ---------     ---------

- - ---------------

(*) At December 31, 1993 and 1992, future cash inflows include approximately
     $10.3 million and $38.3 million, respectively, for prepaid gas and oil sales made by Arkla Exploration prior to its acquisition by the Company. In addition, the standardized measure of discounted future net cash flows includes approximately $6.2 million and $23.7 million, respectively, relating to these prepaid sales. As discussed in Note 2, Seagull Mid-South was obligated, as of December 31, 1992, under prepaid gas and oil sales contracts to deliver for no future consideration approximately 13 Bcf of gas and approximately one MMbbl of oil and condensate over periods expiring January 31, 1994 and June 30, 1995, respectively. As of December 31, 1993, 620 MMcf of gas and 529 Mbbl of oil and condensate remain to be delivered under these contracts.

     The standardized measure of discounted future net cash flows relating to the properties obtained on January 4, 1994 in connection with the Seagull Canada Acquisition (see Note 17) is as follows:

            STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

                                                                               DECEMBER 31, 1993
                                                                               -----------------
                                                                                  (DOLLARS IN
                                                                                  THOUSANDS)
Future cash inflows..........................................................      $ 493,067
Future development costs.....................................................        (22,113)
Future production costs......................................................       (121,425)
                                                                               -----------------
Future net cash flows before income taxes....................................        349,529
10% annual discount..........................................................       (160,085)
                                                                               -----------------
Discounted future net cash flows before income taxes.........................        189,444
Discounted income taxes......................................................        (62,149)
                                                                               -----------------
Standardized measure of discounted future net cash flows.....................      $ 127,295
                                                                               -----------------
                                                                               -----------------

                           SEAGULL ENERGY CORPORATION

           PRINCIPAL SOURCES OF CHANGE IN THE STANDARDIZED MEASURE OF
                        DISCOUNTED FUTURE NET CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                            -----------------------------------
                                                              1993          1992         1991
                                                            ---------     --------     --------
                                                                  (DOLLARS IN THOUSANDS)
Standardized measure of discounted future net cash flows,
  beginning of year.......................................  $ 694,448     $289,881     $158,757
  Purchases of reserves in place..........................     28,871      486,048      166,477
  Sales of reserves in place..............................    (13,679)        (259)        (776)
  Revisions of previous quantity estimates less related
     costs................................................     16,660       (4,155)      11,457
  Extensions and discoveries less related costs...........     87,345       13,760       56,308
  Net changes in prices and production costs..............     28,393       15,790      (48,457)
  Development costs incurred during period and changes in
     estimated future development costs...................     22,248        8,595       13,245
  Sales of gas and oil produced during period, net of
     lifting costs........................................   (174,194)     (65,761)     (57,081)
  Accretion of discount...................................     83,454       35,407       20,181
  Net change in income taxes..............................    (25,591)     (75,900)     (21,137)
  Other...................................................    (20,307)      (8,958)      (9,093)
                                                            ---------     --------     --------
                                                               33,200      404,567      131,124
                                                            ---------     --------     --------
Standardized measure of discounted future net cash flows,
  end of year.............................................  $ 727,648     $694,448     $289,881
                                                            ---------     --------     --------
                                                            ---------     --------     --------

5. OTHER NONCURRENT ASSETS

     Other assets include the following:

                                                                              DECEMBER 31,
                                                                           -------------------
                                                                            1993        1992
                                                                           -------     -------
                                                                               (DOLLARS IN
                                                                               THOUSANDS)
Natural gas imbalances...................................................  $31,271     $35,418
Debt acquisition costs...................................................   19,007      17,305
Investments in partnerships..............................................    7,377       8,883
Acquisition costs -- Seagull Canada Acquisition..........................    7,745          --
Other....................................................................    4,454       4,772
                                                                           -------     -------
                                                                           $69,854     $66,378
                                                                           -------     -------
                                                                           -------     -------

     Natural Gas Imbalances. The Company records revenue following the entitlement method of accounting for production imbalances, in which any excess amount received above the Company's share is treated as a liability. If less than the Company's entitlement is received, the underproduction is recorded as an asset. The Company records revenue from gas marketing sales net of the cost of gas and third-party delivery fees, with any resulting transportation imbalances recorded as a current receivable or payable.

                           SEAGULL ENERGY CORPORATION

     The Company's natural gas imbalance assets and liabilities were as follows:

                                                               DECEMBER 31,
                                             -------------------------------------------------
                                                     1993                        1992
                                             ---------------------       ---------------------
                                             AMOUNT        VOLUMES       AMOUNT        VOLUMES
                                             -------       -------       -------       -------
                                                 (DOLLARS IN THOUSANDS AND VOLUMES IN BCF)
    ASSETS:
      Current..............................  $ 5,808          3.6        $ 2,686          1.8
      Noncurrent...........................   31,271         20.9         35,418         23.8
                                             -------       -------       -------       -------
                                             $37,079         24.5        $38,104         25.6
                                             -------       -------       -------       -------
                                             -------       -------       -------       -------
    LIABILITIES:
      Current..............................  $ 7,546          4.5        $ 5,552          3.7
      Noncurrent...........................   31,693         20.7         39,011         25.7
                                             -------       -------       -------       -------
                                             $39,239         25.2        $44,563         29.4
                                             -------       -------       -------       -------
                                             -------       -------       -------       -------

     Debt Acquisition Costs. Debt acquisition costs represent financing costs incurred in connection with the execution of various facilities entered into or securities issued by the Company. These costs are capitalized and amortized to interest expense over the life of the related debt. As discussed in Note 6, the Company has a $475 million revolving credit line which matures in 1999. Financing costs initially incurred in 1992 of approximately $16.7 million were capitalized in connection with this facility and will be amortized to interest expense over periods ending December 31, 1999. Approximately $5.0 million in financing costs incurred were capitalized in connection with the Company's July 1993 issuance of $250 million in senior and senior subordinated notes, and will be amortized to interest expense over periods ending August 1, 2005 (see Note
6).

     Investments in Partnerships.

          Seagull Shoreline System. The Company, through one of its wholly owned subsidiaries, serves as operator and at December 31, 1993 held approximately a 19% interest in the Seagull Shoreline System ("SSS"), a partnership that owns an offshore gas pipeline. At December 31, 1993, the Company's investment in SSS amounted to $2.3 million.

          Cavallo Pipeline Company. A wholly owned subsidiary of the Company owns a 50% interest in, and operates, Cavallo Pipeline Company ("Cavallo"). The Cavallo system consists of an offshore pipeline system. At December 31, 1993, the Company's investment in Cavallo amounted to approximately $5.1 million.

     Acquisition Costs -- Seagull Canada Acquisition. Acquisition costs represent costs incurred in connection with the Seagull Canada Acquisition, including a deposit of approximately $7.5 million paid in November 1993 which was applied as part of the cash purchase price paid in January 1994 (see Note
17).

                           SEAGULL ENERGY CORPORATION

6. LONG-TERM DEBT

     Long-term debt for 1993 and 1992 was as follows:

                                                                              DECEMBER 31,
                                                                          --------------------
                                                                            1993        1992
                                                                          --------    --------
                                                                              (DOLLARS IN
                                                                               THOUSANDS)
Seagull Energy Corporation:
  Money market facilities, variable rates (3.875%-4.75% at December 31,
     1993) due in 1994..................................................  $ 70,000    $     --
  Term Loan, variable rates (8% at December 31, 1992) due in
     1993-1995..........................................................        --     150,000
  Revolving credit, variable rates (6% and 8% at December 31, 1993 and
     1992) due in 1996-1999.............................................    77,000     391,000
  Senior notes, 7.875%, due August 1, 2003..............................   100,000          --
  Senior subordinated notes, 8.625%, due August 1, 2005.................   150,000          --
Alaska Pipeline Company:
  Unsecured industrial development bonds:
     7.75%-8.00% due in 1993-2008.......................................    12,915      13,100
  Other unsecured indebtedness:
     9.95%-12.80% notes, due in 1993-2000...............................     2,750       9,107
     8.15%-8.81% notes, due in 1997-2009................................    50,000      50,000
  Other debt............................................................        26          33
                                                                          --------    --------
                                                                           462,691     613,240
Less: Current maturities................................................     1,538       3,743
      Unamortized debt discount.........................................     1,366       1,486
                                                                          --------    --------
Total long-term debt....................................................  $459,787    $608,011
                                                                          --------    --------
                                                                          --------    --------

     Money Market Facilities. The Company has money market facilities with two major U.S. banks with a combined maximum commitment of $70 million. These lines of credit bear interest at rates made available by the banks at their discretion and may be canceled at either the Company's or the banks' discretion. The lines are subject to annual renewal. In connection with the Seagull Canada Acquisition (see Note 17), borrowings outstanding under the Company's money market facilities were reduced to $10 million in January 1994 and the remaining $60 million was refinanced with borrowings under the Revolver (defined below).

     Seagull Energy Corporation Revolving Credit. During 1993, the Company amended and restated its credit agreement with a group of major U.S. and international banks (the "Banks") converting the facility into a single revolving credit facility (the "Revolver") with a total commitment of $475 million and a final maturity of December 31, 1999. The facility was also amended to, among other things, release as security all of the following: (i) a pledge of the stock of all direct or indirect subsidiaries of the Company whose shares had been pledged; (ii) a mortgage on all gas and oil properties of the Company and its subsidiaries; and (iii) guaranties from each of the Company's subsidiaries pledging stock or mortgaging properties as described above. Under the terms of the Revolver, the commitments thereunder begin to decline on March 31, 1996 in equal quarterly reductions of $27.5 million and a final reduction of $62.5 million on December 31, 1999.

     The Revolver is an unsecured credit facility that contains restrictive provisions regarding the incurrence of additional debt, the making of investments outside existing lines of business, the maintenance of certain financial ratios (based upon the Company's consolidated financial condition and results of operations), the incurrence of additional liens, the declaration or payment of dividends (other than dividends payable on up to $100 million of preferred stock or dividends payable solely in the form of additional shares of the Company's common stock) and the repurchase or redemption of capital stock. Under the most restrictive of these provisions, approximately $9.1 million was available for payment of cash dividends on Seagull Common Stock

                           SEAGULL ENERGY CORPORATION
or to repurchase Seagull Common Stock as of December 31, 1993. As of January 4, 1994, immediately following the Seagull Canada Acquisition, the Company's consolidated Debt to Capitalization Ratio, as defined under the Revolver, increased to 60.2%. In the event the Company's consolidated Debt to Capitalization Ratio is in excess of 60% as of March 31, 1994, the Company would not be able to pay any cash dividends on or repurchase any Seagull Common Stock under these provisions. No cash dividends have been paid on Seagull Common Stock since the Company became an independent entity in 1981. However, in connection with the consummation of the ENSTAR Alaska Stock Offering (see Note 17), the Revolver will be required to be amended to allow for the payment of cash dividends on the ENSTAR Alaska Stock.

     The Revolver bears interest, at the Company's option, at a rate equal to
(i) either one, two, three or six month Adjusted LIBOR, plus a margin (the "LIBOR Margin") or (ii) the Reference Rate, plus a margin (the "Prime Margin"). The "Reference Rate" is the greater of (i) 0.5% per annum above the daily federal funds rate or (ii) the prime rate of the agent bank. The LIBOR Margin ranges from 0.625% to 2.5% per annum, depending upon the Company's credit rating and consolidated Debt to Capitalization Ratio (as defined under the Revolver), and the Prime Margin ranges from 0% to 1.5% per annum, depending upon the same factors.

     Under provisions included in the Revolver, the amount of senior indebtedness available to the Company is subject to a borrowing base (the "Borrowing Base"), based upon the proved reserves of the Company's exploration and production segment and the financial performance of the Company's other business segments. The Borrowing Base is generally determined annually, but may be redetermined, at the option of either the Company or the Banks, one additional time each year, and will be redetermined upon the sale of certain assets included in the Borrowing Base. If the Borrowing Base is redetermined in such a manner that the amount outstanding under the Revolver (or any other permitted senior debt facility) exceeds the new Borrowing Base, then the Company must repay the Revolver or such other indebtedness in an amount necessary to cure the deficiency. If such deficiency has not been cured within 30 days, such deficiency must be cured in three equal quarterly installments.

     As of January 4, 1994, immediately following the Seagull Canada Acquisition, the available commitment under the Revolver is subject to a $610 million Borrowing Base and is determined after consideration of outstanding borrowings under the Company's other senior debt facilities. On that date, borrowings outstanding under the Revolver were $188.5 million, leaving immediately available unused commitments of approximately $149.3 million, net of outstanding letters of credit of $2.2 million, $100 million of borrowings outstanding under the Senior Notes (defined below), the nominated maximum borrowing availability of $160 million under the Canadian Credit Agreement (defined below), and $10 million in borrowings outstanding under the Company's money market facilities.

     Canadian Credit Agreement. In connection with the Seagull Canada Acquisition (see Note 17), Seagull Energy Canada Ltd. ("Seagull Canada"), the indirect wholly owned subsidiary of the Company which acquired Novalta, entered into a new $175 million reducing revolving credit facility (the "Canadian Credit Agreement") with a group of 10 Canadian affiliates of major U.S. and international banks. The Canadian Credit Agreement provides for dual currency borrowings in U.S. and Canadian dollars with a nominated maximum borrowing availability of $160 million, which may be increased or decreased by the Company at any time pursuant to provisions of the Canadian Credit Agreement, up to a maximum commitment of $175 million. The Canadian Credit Agreement matures on December 31, 1999 and commitments thereunder begin to decline on March 31, 1996 in equal quarterly reductions of $10,937,500. As of January 4, 1994, immediately following the Seagull Canada Acquisition, approximately $152 million in borrowings were outstanding under this facility, which are currently denominated in Canadian dollars.

     Borrowings outstanding in Canadian dollars bear interest, at Seagull Canada's option, at a rate equal to (i) either one, two, three or six month Bankers' Acceptance Rate plus the LIBOR Margin or (ii) the Paying Agent's prime rate plus the Prime Margin. Borrowings outstanding under the Canadian Credit Agreement

                           SEAGULL ENERGY CORPORATION
funded in U.S. dollars bear interest, at Seagull Canada's option, in a manner similar to borrowings outstanding under the Revolver as described above. The Canadian Credit Agreement is an unsecured credit facility guaranteed by the Company and contains restrictive provisions similar to those included in the Revolver.

     Senior and Senior Subordinated Notes. In July 1993, Seagull sold $100 million of senior notes (the "Senior Notes") and $150 million of senior subordinated notes (the "Senior Subordinated Notes") (collectively the "Notes") in an underwritten public offering. The Senior Notes bear interest at 7 7/8% per annum, are not redeemable prior to maturity or subject to any sinking fund and mature on August 1, 2003. The Senior Subordinated Notes bear interest at 8 5/8% per annum, are not subject to any sinking fund and mature on August 1, 2005. On or after August 1, 2000, the Senior Subordinated Notes are redeemable at the option of the Company, in whole or in part, at redemption prices declining from 102.59% in 2000 to 100.00% in 2003 and thereafter (expressed as a percentage of principal amount), plus accrued interest to the redemption date. The Notes were issued at par and interest is paid semiannually.

     The Notes represent unsecured obligations of the Company. The Senior Notes rank pari passu with senior indebtedness of the Company while the Senior Subordinated Notes are subordinate in right of payment to all existing and future senior indebtedness of the Company. The Notes contain conditions and restrictive provisions including, among other things, restrictions on additional indebtedness by the Company and by its subsidiaries, as well as restrictions on the incurrence of secured debt and entering into sale and leaseback transactions. Net proceeds from the offering, totaling approximately $245.0 million, were used to repay borrowings outstanding under the Revolver.

     Interest Rate Swap Agreements. The Company enters into interest rate swap agreements to manage the impact of changes in interest rates. During 1993, the following interest rate swap agreements were in effect:

 NOTIONAL
  AMOUNT
- - -----------                                 INTEREST RATE
(DOLLARS IN     EFFECTIVE   MATURITY    ----------------------
THOUSANDS)        DATE        DATE      RECEIVED       PAID
                --------    --------    ---------    ---------
  $15,000        9/11/92    9/11/93     Floating     5.52%
   40,000        9/11/92    9/11/95     Floating     6.76%
   20,000        9/16/92    9/16/94     Floating     6.265%
   25,000        9/11/92    9/11/94     Floating     6.265%
   50,000         8/2/93    7/31/98     5.635%       Floating
   50,000         8/2/93    7/31/97     5.43%        Floating
   50,000         8/2/93    7/31/96     5.199%       Floating

     While notional amounts are used to express the volume of the interest rate swap transactions discussed above, the amount potentially subject to credit risk, in the event of nonperformance by the Company's counterparties, is significantly smaller. For the year ended December 31, 1993, interest expense included approximately $1.8 million net expense relating to these agreements.

     Alaska Pipeline Company. All long-term debt of ENSTAR Alaska is issued by APC. The majority of the capital requirements of ENG are met by loans from APC pursuant to intercompany notes secured by a mortgage on the properties, rights and franchises (other than certain excepted properties) of ENG. The senior unsecured notes of APC provide for restrictions on dividends, additional borrowings and purchases, redemptions or retirements of shares of capital stock, other than in stock of APC. Under the most restrictive provisions of these financing arrangements, approximately $14.2 million was available for the making of restricted investments, restricted stock payments and restricted subordinated debt payments as of December 31, 1993.

                           SEAGULL ENERGY CORPORATION

     In July 1992, APC issued three new series of APC senior unsecured notes totaling $50 million to a group of institutional investors. The notes have interest rates ranging from 8.15% to 8.81% and have final maturities ranging from 2001 to 2009. The proceeds were used to retire APC's then existing $40 million unsecured credit agreement, to meet sinking fund requirements on other APC debt and for working capital purposes. The Company has not guaranteed payment of the new senior unsecured notes of APC.

     APC has a $5 million revolving line of credit, none of which was utilized during 1993. This is a one year line of credit which has historically been renewed annually and is used for seasonal working capital requirements.

     Annual Maturities. At December 31, 1993, the Company's aggregate annual maturities of long-term debt are as follows:

                         YEAR ENDING DECEMBER 31,                  (DOLLARS IN THOUSANDS)
        ----------------------------------------------------------
        1994......................................................        $  1,538
        1995......................................................        $  1,550
        1996......................................................        $  1,564
        1997......................................................        $  7,577
        1998......................................................        $  9,097
        Thereafter................................................        $441,365

     For purposes of the above table, the required payments related to the money market facilities are considered to be funded with amounts available under the Revolver.

7. OTHER NONCURRENT LIABILITIES

     Other noncurrent liabilities include the following:

                                                                              DECEMBER 31,
                                                                           -------------------
                                                                            1993        1992
                                                                           -------     -------
                                                                               (DOLLARS IN
                                                                                THOUSANDS)
Natural gas imbalances...................................................  $31,693     $39,011
Refundable customer advances for construction............................   11,623      10,379
Prepaid gas and oil sales................................................    2,732      10,322
Contingent consideration -- Wacker.......................................       --       3,104
Other....................................................................   20,737      18,112
                                                                           -------     -------
                                                                           $66,785     $80,928
                                                                           -------     -------
                                                                           -------     -------

     Natural Gas Imbalances. Revenues for natural gas production received and sold by the Company in excess of the Company's ownership percentage of total gas production (See Note 5).

     Refundable Customer Advances For Construction. Customer deposits received by ENSTAR Alaska for construction of main extensions refundable either wholly or in part over a period not to exceed 10 years.

     Prepaid Gas and Oil Sales. Prepayments received pursuant to prepaid gas and oil sales contracts Arkla Exploration entered into prior to its acquisition by the Company (See Notes 2 and 4).

     Contingent Consideration -- Wacker. A portion of the adjusted purchase price of Wacker Oil Inc. ("Wacker") withheld pending resolution of issues that developed with respect to two of its producing gas wells prior to the closing of the acquisition of Wacker by the Company in 1990. The disposition of the contingent consideration was settled through arbitration on December 2, 1993 pursuant to provisions of the agreements executed in connection with the acquisition. The arbitration resulted in a payment to the seller of $1 million of

                           SEAGULL ENERGY CORPORATION
the funds withheld at closing. This amount was paid in December 1993, and the remaining unpaid contingent consideration was accounted for as a reduction to the purchase price.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair values of the Company's financial instruments are summarized as follows:

                                                                    DECEMBER 31,
                                                 --------------------------------------------------
                                                          1993                       1992
                                                 -----------------------    -----------------------
                                                 CARRYING     ESTIMATED     CARRYING     ESTIMATED
                                                  AMOUNT      FAIR VALUE     AMOUNT      FAIR VALUE
                                                 ---------    ----------    ---------    ----------
                                                               (DOLLARS IN THOUSANDS)
Assets:
  Cash and cash equivalents..................... $   5,572    $    5,572    $   3,882    $    3,882
Liabilities:
  Customer deposits.............................    (1,672)       (1,571)      (1,809)       (1,701)
  Refundable customer advances for
     construction...............................   (11,983)       (9,858)     (10,812)       (8,314)
  Long-term debt:
     Seagull Energy Corporation:
       Term Loan................................        --            --     (150,000)     (150,000)
       Revolver and money market facilities.....  (147,000)     (147,000)    (391,000)     (391,000)
       Senior Notes.............................  (100,000)      (99,500)          --            --
       Senior Subordinated Notes................  (150,000)     (149,250)          --            --
     Alaska Pipeline Company, including current
       maturities...............................   (64,325)      (75,800)     (70,754)      (75,667)
Interest rate swap agreements:
  In a receivable position......................        --         1,986           --            --
  In a payable position.........................        --        (2,709)          --        (3,161)

     Cash and Cash Equivalents. The carrying amount approximates fair value because of the short maturity of these instruments.

     Customer Deposits And Refundable Customer Advances For Construction. The fair value is based on discounted cash flow analyses utilizing a discount rate of 6% with monthly payments ratably over the estimated period of deposit or advance refunding.

     Long-Term Debt.

     Seagull Energy Corporation. The carrying amount of borrowings outstanding under the Company's Term Loan, Revolver and money market facilities approximates fair value because these instruments bear interest at rates tied to current market rates.

     The fair value of the Company's Senior and Senior Subordinated Notes is estimated based on quoted market prices for the same issues.

     Alaska Pipeline Company. The fair value of APC's long-term debt is estimated based on quoted market prices for the same or similar issues.

     Interest Rate Swap Agreements. The fair values are obtained from the financial institutions that are counterparties to the transactions. These values represent the estimated amount the Company would pay or receive to terminate the agreements, taking into consideration current interest rates and the current creditworthiness of the counterparties. The Company's interest rate swap agreements are off balance sheet

                           SEAGULL ENERGY CORPORATION
transactions and, accordingly, there are no respective carrying amounts for these transactions included in the accompanying consolidated balance sheets as of December 31, 1993 and 1992.

9. SHAREHOLDERS' EQUITY

     Seagull Common Stock. In February 1993, the Company sold 10,120,000 shares (adjusted for Stock Split) of Seagull Common Stock in an underwritten public offering. Net proceeds from the offering, totaling approximately $163.6 million, were used to repay the Company's then existing term loan in full, with the remaining $13.6 million being used to repay borrowings outstanding under the Revolver.

     In December 1991, the Company sold 3,000,000 shares (adjusted for Stock Split) of Seagull Common Stock in an underwritten public offering. Net proceeds from the offering, totaling approximately $37 million, were used to repay borrowings outstanding under the Company's then existing revolving credit line.

     See Note 6 for information concerning restrictions imposed by the Revolver on the Company's future purchases of Common Stock.

     Preferred Stock. The Company is authorized to issue 5,000,000 shares of preferred stock, par value $1.00 per share, in one or more series. There were no shares issued or outstanding as of December 31, 1993, 1992 and 1991.

     Preferred Share Purchase Rights. In 1989, the Company adopted a Share Purchase Rights Plan to protect the Company's shareholders from coercive or unfair takeover tactics. Under the Plan, each outstanding share and each share of Seagull Common Stock subsequently issued has attached to it one Right, exercisable at $32.75 (adjusted for Stock Split), subject to certain adjustments. Generally, in the event a person or group acquires 20% or more of the outstanding Seagull Common Stock other than pursuant to a cash tender offer for all shares of such Seagull Common Stock (provided that the tender offer increases the acquiring person's or group's ownership to at least 85% of the outstanding Seagull Common Stock), or in the event the Company is acquired in a merger or other business combination or 50% or more of the Company's consolidated assets or earning power is sold, each Right entitles the holder to purchase shares of Seagull Common Stock of the Company or of the acquiring company, having a value of twice the exercise price. The Rights, under certain circumstances, are redeemable at the option of the Company's Board of Directors at a price of $0.01 per Right, within 10 days (subject to extension) following the day on which the acquiring person or group exceeds the 20% threshold. The Rights expire on March 22, 1999.

10. STOCK OPTION PLANS

     The Company currently has six stock option plans: the 1981 Stock Option Plan; the 1983 Stock Option Plan; the 1986 Stock Option Plan; the 1990 Stock Option Plan; the 1993 Stock Option Plan and the 1993 Nonemployee Directors' Stock Option Plan. Twenty percent of (i) all options granted through December 31, 1992, (ii) 100,000 options granted in May 1993, and (iii) all options granted under the 1993 Nonemployee Directors' Stock Option Plan become exercisable on a cumulative basis in each of the first five years and expire 10 years after the date of grant. Beginning in 1993, 40% of all other options granted become exercisable after three years and 20% become exercisable on a cumulative basis in each of the next three years, and the options expire 10 years after the date of grant. The options are granted at the quoted market value of Seagull Common Stock on the date of grant. Accordingly, no compensation expense is recognized in the Company's results of operations relating to these options.

                           SEAGULL ENERGY CORPORATION

     Information relating to stock options is summarized as follows (adjusted for Stock Split):

                                      1993                    1992                    1991
                               -------------------     -------------------     -------------------
                                            OPTION                  OPTION                  OPTION
                                            PRICE                   PRICE                   PRICE
                                             PER                     PER                     PER
                                SHARES      SHARE       SHARES      SHARE       SHARES      SHARE
                               --------     ------     --------     ------     --------     ------
Balance outstanding --
  Beginning of year........... 1,862,872               1,366,736               1,513,344
     Granted..................   615,000     $26.38      711,000     $11.94           --         --
     Exercised................  (304,952)    $ 6.31-    (100,664)    $ 3.25-    (120,608)    $ 5.56-
                                             $14.88                  $14.88                  $10.81
     Cancelled................   (13,028)               (114,200)                (26,000)
                               ---------               ---------               ---------
Balance outstanding --
  End of year................. 2,159,892     $ 6.31-   1,862,872     $ 6.31-   1,366,736     $ 3.25-
                                             $26.38                  $14.88                  $14.88
                               ---------               ---------               ---------
Options exercisable --
  End of year.................   763,892                 764,736                 726,168
                               ---------               ---------               ---------
                               ---------               ---------               ---------
Options available for grant --
  End of year................. 1,430,060                 242,104                 858,904
                               ---------               ---------               ---------
                               ---------               ---------               ---------

11. EMPLOYEE BENEFIT PLANS

     Retirement Plans. Effective January 1, 1986, the Company adopted an unfunded retirement plan which provides for supplemental benefits to certain officers and key employees. As of December 31, 1993, only one person was designated to participate in such plan. Total expenses of the plan were approximately $0.2 million for 1993 and 1992 and $0.3 million for 1991. The retirement plan's costs are included in general and administrative expenses.

     ENSTAR Alaska has two defined benefit retirement plans which cover salaried employees (the "Salaried Retirement Plan") and operating employees (the "Operating Unit Plan"). Clerical unit personnel, which constitute approximately 25% of total ENSTAR Alaska personnel, are not covered under a retirement plan. Determination of benefits for the salaried employees is based upon a combination of years of service and final monthly compensation. Benefits for operating employees are based solely on years of service. ENSTAR Alaska's policy is to fund the minimum contributions required by applicable regulations. The net pension costs are included in operations and maintenance costs.

                           SEAGULL ENERGY CORPORATION

     The following table sets forth the ENSTAR Alaska plans' funded status and the amounts recognized in the consolidated financial statements at December 31, 1993 and 1992:

                                                               1993                      1992
                                                      ----------------------    ----------------------
                                                      SALARIED     OPERATING    SALARIED     OPERATING
                                                      EMPLOYEES    EMPLOYEES    EMPLOYEES    EMPLOYEES
                                                      ---------    ---------    ---------    ---------
                                                                   (DOLLARS IN THOUSANDS)
Actuarial present value of benefit obligations:
  Vested benefit obligation.........................   $(4,756)     $(2,753)     $(4,196)     $(2,449)
                                                      ---------    ---------    ---------    ---------
                                                      ---------    ---------    ---------    ---------
  Accumulated benefit obligation....................   $(4,866)     $(2,773)     $(4,285)     $(2,465)
                                                      ---------    ---------    ---------    ---------
                                                      ---------    ---------    ---------    ---------
Projected benefit obligation for services rendered
  to date...........................................   $(5,921)     $(2,773)     $(5,778)     $(2,465)
Plan assets at fair value, primarily listed stocks
  and corporate and U.S. bonds......................     4,094        2,790        3,721        2,467
                                                      ---------    ---------    ---------    ---------
Plan assets in excess of (less than) projected
  benefit obligation................................    (1,827)          17       (2,057)           2
Unrecognized prior service cost.....................        90           19          245           21
Unrecognized net loss...............................       417          632          618          585
Unrecognized net obligation (asset) arising out of
  the initial application of SFAS No. 87, amortized
  over 15 years (salaried) and 18 years
  (operating).......................................       748         (101)         842         (111)
Additional minimum liability........................      (200)          --         (212)          --
                                                      ---------    ---------    ---------    ---------
Prepaid (accrued) pension cost......................   $  (772)     $   567      $  (564)     $   497
                                                      ---------    ---------    ---------    ---------
                                                      ---------    ---------    ---------    ---------
Net pension cost includes the following components:
  Service cost -- benefits earned during the
     period.........................................   $   232      $   110      $   195      $    84
  Interest cost on projected benefit obligation.....       413          190          386          162
  Actual return on plan assets......................      (333)        (224)        (185)        (197)
Net amortization and deferral.......................       147           40           22           18
                                                      ---------    ---------    ---------    ---------
Net periodic pension cost...........................   $   459      $   116      $   418      $    67
                                                      ---------    ---------    ---------    ---------
                                                      ---------    ---------    ---------    ---------

     The assumed weighted average discount rate for both ENSTAR Alaska plans was 7.25% for 1993 and 1992, and the rate of increase in future compensation for the Salaried Retirement Plan used in determining the projected benefit obligation was 5% and 5.5% for 1993 and 1992, respectively. The expected long-term rate of return on plan assets for both ENSTAR Alaska plans was 8%.

     Profit Sharing Plans. ENSTAR Alaska has profit sharing plans for salaried employees and union employees. Annual contributions for each plan are determined by the Company's Board of Directors pursuant to formulae which contain minimum contribution requirements. Profit sharing expense was approximately $0.3 million for each of the years 1993, 1992 and 1991, and is included in operations and maintenance costs.

     Thrift Plans. The Seagull Thrift Plan and the ENSTAR Natural Gas Company Thrift Plan (collectively, the "Thrift Plans") are qualified employee savings plans in accordance with the provisions of Section 401(k) of the Internal Revenue Code of 1986. Company contributions to the Thrift Plans were approximately $1.3 million, $0.9 million and $0.8 million for the years 1993, 1992 and 1991, respectively. The Thrift Plans' costs are included in operations and maintenance costs and general and administrative expenses.

     Employee Stock Ownership Plan. On November 15, 1989, the Company formed the Seagull Employee Stock Ownership Plan (the "ESOP") for the benefit of the non-Alaskan employees of the Company. The ESOP borrowed from the Company $7.7 million at an interest rate of 10% per annum to be repaid in 12 equal annual installments of principal and interest. The ESOP used the borrowed funds and the 1989 contributions

                           SEAGULL ENERGY CORPORATION
from the Company to purchase 948,150 shares (adjusted for Stock Split) of Seagull Common Stock at $8.438 per share (adjusted for Stock Split) from the Company's treasury. The purchase price was based upon the closing price of the Seagull Common Stock on the New York Stock Exchange on the date the ESOP was formed.

     The promissory note has been and will be funded entirely by contributions from the Company. Company contributions of approximately $0.5 million in 1993 and $0.4 million in 1992 and 1991 are included in operations and maintenance costs and general and administrative expenses.

     Postretirement Benefits Other Than Pensions. ENSTAR Alaska has a postretirement medical plan which covers all of its salaried employees. Determination of benefits is based upon the combined age of the retiree and years of service at retirement. Prior to January 1, 1992, ENSTAR Alaska accounted for these obligations on a "pay-as-you-go" basis.

     Effective January 1, 1992, the Company adopted SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. This SFAS changes the accounting treatment for such benefits from a pay-as-you-go basis to a method where the expected costs for these benefits are accrued during the years the plan participants render service. The Company recognized the cumulative effect of this change in accounting principle in the line item entitled "Cumulative Effect of Changes in Accounting Principles" in the accompanying consolidated statement of earnings for the year ended December 31, 1992. Accordingly, periods prior to January 1, 1992 were not restated to reflect this change.

     The cumulative effect of this accounting change as of January 1, 1992, resulted in a reduction in earnings of $0.7 million, (after income taxes of $0.4 million), or $0.03 per share. The effect of this change on earnings before the cumulative effect for the year ended December 31, 1992, and the pro forma effect of retroactive application of this accounting change on earnings for the year ended December 31, 1991 were not material.

12. INTEREST INCOME AND OTHER

     Interest income and other includes the following:

                                                                     YEAR ENDED DECEMBER 31,
                                                                   ----------------------------
                                                                    1993       1992       1991
                                                                   ------     ------     ------
                                                                      (DOLLARS IN THOUSANDS)
Interest income..................................................  $  454     $  413     $  493
Seismic Litigation Settlement....................................      --      4,606         --
Gain on sales of property, plant and equipment...................   4,175        177         46
Other............................................................   1,079       (491)       887
                                                                   ------     ------     ------
                                                                   $5,708     $4,705     $1,426
                                                                   ------     ------     ------
                                                                   ------     ------     ------

     Seismic Litigation Settlement. Interest income and other for the year ended December 31, 1992 includes $4.6 million relating to the Seismic Litigation Settlement resulting from a claim made by the Company that certain of the seismic data acquired by it in connection with its 1988 acquisition of Houston Oil & Minerals Corporation ("HO&M") was actually delivered to other purchasers. In accordance with the settlement agreement, the Company received a cash payment in July 1992 of $2.6 million and will receive up to $5 million in pipeline business accommodations through December 31, 1995. If less than $3 million of business accommodations are realized, the Company will receive a cash payment in early 1996 equal to the difference between $3 million and the sum of the business accommodations realized. The $4.6 million in 1992 income includes the $2.6 million cash payment plus the present value of the $3 million guaranteed minimum payment for business accommodations less certain expenses.

     Gain on Sales of Property, Plant and Equipment. Interest income and other for the year ended December 31, 1993 includes a pre-tax gain of approximately $3.8 million relating to sales of non-strategic oil

                           SEAGULL ENERGY CORPORATION
and gas producing properties. Net proceeds from the sales totaled approximately $13.0 million, resulting in an after-tax gain of $2.8 million, or $0.08 per share. The parcels sold had proven reserves estimated at approximately 19 billion cubic feet of natural gas equivalents.

13. INCOME TAXES

     Total income tax expense for the years ended December 31, 1993 and 1992 was allocated as follows:

                                                                         1993           1992
                                                                        ------         -------
                                                                        (DOLLARS IN THOUSANDS)
Income tax provision before cumulative effect of changes in accounting
  principles..........................................................  $6,080         $ 2,500
Adjustments for certain changes in accounting principles..............      --          (3,473)
Additional paid-in capital for compensation expense for tax purposes
  in excess of amounts recognized for financial reporting purposes....  (1,966)           (214)
                                                                        ------         -------
                                                                        $4,114         $(1,187)
                                                                        ------         -------
                                                                        ------         -------

     The provision for income taxes for each of the years ended December 31, 1993, 1992 and 1991 was as follows:

                                                                     1993       1992      1991
                                                                    ------     ------     -----
                                                                      (DOLLARS IN THOUSANDS)
Current:
  Federal.........................................................  $3,667     $  131     $ 285
  State...........................................................   1,363         64      (523)
                                                                    ------     ------     -----
       Total current..............................................   5,030        195      (238)
                                                                    ------     ------     -----
Deferred:
  Federal.........................................................   1,128       (212)     (485)
  State...........................................................     (78)     2,517       923
                                                                    ------     ------     -----
       Total deferred.............................................   1,050      2,305       438
                                                                    ------     ------     -----
Income tax provision before cumulative effect of changes in
  accounting principles...........................................  $6,080     $2,500     $ 200
                                                                    ------     ------     -----
                                                                    ------     ------     -----

     The provision for income taxes before cumulative effect of changes in accounting principles for the years ended December 31, 1993 and 1992 is not comparable to 1991 due to the Company's adoption of SFAS No. 109, Accounting for Income Taxes, effective January 1, 1992. The Company recognized the cumulative effect of this change in accounting principle in the line item entitled "Cumulative Effect of Changes in Accounting Principles" in the accompanying consolidated statement of earnings for the year ended December 31, 1992. Accordingly, periods prior to January 1, 1992 were not restated to reflect this change. The cumulative effect of this accounting change as of January 1, 1992 resulted in an increase in earnings of approximately $3.0 million, or $0.12 per share. The effect of this change on earnings before income taxes for the year ended December 31, 1992 was not material.

                           SEAGULL ENERGY CORPORATION

     The provision for income taxes before cumulative effect of changes in accounting principles for each of the years ended December 31, 1993, 1992 and 1991 was different than the amount computed using the federal statutory rate (35% for 1993, 34% for 1992 and 1991) for the following reasons:

                                                                 1993        1992        1991
                                                                -------     -------     -------
                                                                    (DOLLARS IN THOUSANDS)
Amount computed using the statutory rate......................  $11,647     $ 2,351     $ 1,804
Increase (Reduction) in taxes resulting from:
  Utilization of Internal Revenue Code Section 29 (Tight
     Sands) credits...........................................   (4,773)         --          --
  Excess of tax basis over book basis of acquired assets......       --          --      (2,093)
  State income taxes, net.....................................      835       1,703         264
  Increase (Decrease) in deferred tax asset valuation
     allowance................................................     (859)      1,119          --
  Adjustments to beginning-of-the-year tax bases per the 1992
     and 1991 tax returns.....................................     (657)     (1,828)         --
  Increase in the beginning-of-the-year balance of the
     deferred tax liabilities due to the increase in the
     corporate federal income tax rate........................      960          --          --
  Other.......................................................   (1,073)       (845)        225
                                                                -------     -------     -------
Income tax provision before cumulative effect of changes in
  accounting principles.......................................  $ 6,080     $ 2,500     $   200
                                                                -------     -------     -------
                                                                -------     -------     -------

     The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 1993 and 1992 are as follows:

                                                                          1993           1992
                                                                         ------         ------
                                                                              (DOLLARS IN
                                                                              THOUSANDS)
Deferred tax expense (exclusive of the effects of other components
  listed below)........................................................  $  949         $1,186
Increase (Decrease) in deferred tax asset valuation allowance..........    (859)         1,119
Increase in the beginning-of-the-year balance of the deferred tax liabilities due to the increase in the corporate federal income tax
  rate.................................................................     960             --
                                                                         ------         ------
                                                                         $1,050         $2,305
                                                                         ------         ------
                                                                         ------         ------

     As discussed in Note 1, under SFAS No. 109 deferred income taxes have been provided for all temporary differences between the carrying amounts of assets and liabilities for financial accounting and tax purposes. In 1991, prior to the adoption of SFAS No. 109, deferred income taxes were provided based on timing differences in certain items of income and expense recognized for income tax purposes in periods different from the periods for financial accounting purposes.

                           SEAGULL ENERGY CORPORATION

     The tax effects of temporary differences that gave rise to significant portions of the deferred tax liabilities and deferred tax assets as of December 31, 1993 and 1992 were as follows:

                                                                           1993         1992
                                                                         --------     --------
                                                                              (DOLLARS IN
                                                                              THOUSANDS)
Deferred tax liabilities:
  Property, plant and equipment, due to differences in depreciation,
     depletion and amortization........................................  $ 45,296     $ 38,619
  Investments in partnership, due to difference in depreciation........       606        1,307
  Other................................................................       509          546
                                                                         --------     --------
Deferred tax liabilities...............................................    46,411       40,472
                                                                         --------     --------
Deferred tax assets:
  Minimum tax credit carryforwards.....................................   (12,221)      (9,065)
  Investment tax credit carryforwards..................................    (2,771)      (3,334)
  Deferred compensation/retirement related items accrued for
     financial reporting purposes......................................    (3,269)      (2,263)
  Contingent consideration related to acquisitions/dispositions........      (604)      (1,975)
  Other................................................................    (3,134)      (1,332)
                                                                         --------     --------
Deferred tax assets....................................................   (21,999)     (17,969)
Less -- valuation allowance............................................     1,943        2,802
                                                                         --------     --------
Net deferred tax assets................................................   (20,056)     (15,167)
                                                                         --------     --------
Net deferred tax liabilities...........................................  $ 26,355     $ 25,305
                                                                         --------     --------
                                                                         --------     --------

     For federal income tax purposes, as of December 31, 1993, the Company has unused investment tax credits of approximately $2.8 million which will expire in the years 1998 through 2000, and unused minimum tax credits of approximately $12.2 million which are available over an indefinite period.

     During 1991, the tax effects of timing differences were as follows:

                                                                                   YEAR ENDED
                                                                                  DECEMBER 31,
                                                                                      1991
                                                                                  ------------
                                                                                  (DOLLARS IN
                                                                                  THOUSANDS)
Net operating loss offsetting deferred taxes for financial accounting
  purposes......................................................................    $ (7,778)
Depreciation, depletion and partnership earnings................................      (1,890)
Gas and oil property costs capitalized for financial accounting purposes........      12,180
Minimum tax credit carryforward for tax purposes................................      (1,462)
Other...........................................................................        (612)
                                                                                  ------------
Total deferred tax provision....................................................    $    438
                                                                                  ------------
                                                                                  ------------

                           SEAGULL ENERGY CORPORATION

14. BUSINESS SEGMENTS

     Information on the Company's operations by business segment is as follows for the year ended December 31:

                                                              1993         1992         1991
                                                            ---------    ---------    --------
                                                                  (DOLLARS IN THOUSANDS)
REVENUES(*):
  Exploration and production..............................  $  227,437    $  91,991    $ 81,099
  Pipeline and marketing..................................      42,484       37,240      37,823
  Alaska transmission and distribution....................     107,244      109,598     129,615
                                                            ----------    ---------    --------
                                                            $  377,165    $ 238,829    $248,537
                                                            ----------    ---------    --------
                                                            ----------    ---------    --------
OPERATING PROFIT:
  Exploration and production..............................  $   42,969    $  (1,613)   $  1,275
  Pipeline and marketing..................................      14,065        9,057       7,884
  Alaska transmission and distribution....................      18,955       22,439      21,024
                                                            ----------    ---------    --------
                                                                75,989       29,883      30,183
                                                            ----------    ---------    --------
  General and administrative expense......................     (11,666)     (10,099)     (8,427)
  Interest expense........................................     (36,753)     (17,574)    (17,875)
  Interest income and other...............................       5,708        4,705       1,426
                                                            ----------    ---------    --------
Earnings before income taxes..............................  $   33,278    $   6,915    $  5,307
                                                            ----------    ---------    --------
                                                            ----------    ---------    --------
OPERATIONS AND MAINTENANCE EXPENSE:
  Exploration and production..............................  $   63,651    $  30,844    $ 27,951
  Pipeline and marketing..................................      20,266       21,103      20,748
  Alaska transmission and distribution....................      20,880       19,976      19,678
                                                            ----------    ---------    --------
                                                            $  104,797    $  71,923    $ 68,377
                                                            ----------    ---------    --------
                                                            ----------    ---------    --------
DEPRECIATION, DEPLETION AND AMORTIZATION:
  Exploration and production..............................  $  103,552    $  52,855    $ 42,646
  Pipeline and marketing..................................       5,493        3,192       3,278
  Alaska transmission and distribution....................       7,511        7,184       6,978
                                                            ----------    ---------    --------
                                                            $  116,556    $  63,231    $ 52,902
                                                            ----------    ---------    --------
                                                            ----------    ---------    --------
IDENTIFIABLE ASSETS:
  Exploration and production..............................  $  816,812    $ 831,222    $371,208
  Pipeline and marketing..................................      70,675       65,378      49,611
  Alaska transmission and distribution....................     185,701      186,519     189,059
  Corporate...............................................      45,063       19,845       8,674
                                                            ----------    ---------    --------
                                                            $1,118,251   $1,102,964    $618,552
                                                            ----------    ---------    --------
                                                            ----------    ---------    --------
CAPITAL EXPENDITURES:
  Exploration and production..............................  $   97,818    $  32,115    $ 58,459
  Pipeline and marketing..................................       2,115        1,622         634
  Alaska transmission and distribution....................      10,094        9,024      10,492
  Corporate...............................................       2,015          890       2,124
                                                            ----------    ---------    --------
                                                            $  112,042    $  43,651    $ 71,709
                                                            ----------    ---------    --------
                                                            ----------    ---------    --------
ACQUISITIONS, NET OF CASH ACQUIRED:
  Exploration and production..............................  $   29,470    $ 391,531    $201,767
  Pipeline and marketing..................................          --       10,357          --
                                                            ----------    ---------    --------
                                                            $   29,470    $ 401,888    $201,767
                                                            ----------    ---------    --------
                                                            ----------    ---------    --------

- - ---------------

(*) Intersegment revenues are recorded at market prices.

                           SEAGULL ENERGY CORPORATION

15. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

     Summarized quarterly financial data is as follows:

                                                                                                         EARNINGS (LOSS)
                                 REVENUES             OPERATING PROFIT       NET EARNINGS (LOSS)          PER SHARE(1)
                           ---------------------     -------------------     --------------------       -----------------
                             1993         1992        1993        1992        1993          1992        1993        1992
                           --------     --------     -------     -------     -------       ------       -----       -----
                                                  (DOLLARS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
March 31,................  $103,192     $ 67,533     $19,421     $ 6,854     $ 3,853       $2,942(2)    $0.12       $0.12(2)
June 30,.................    86,973       49,216      15,201       4,902       3,624        2,603(3)     0.10        0.10(3)
September 30,............    81,790       48,898      17,077       2,547       7,273(5)    (2,310)       0.20(5)    (0.09)
December 31,.............   105,210       73,182      24,290      15,580      12,448        3,453(4)     0.34        0.13(4)
                           --------     --------     -------     -------     -------       ------       -----       -----
Total....................  $377,165     $238,829     $75,989     $29,883     $27,198       $6,688       $0.76       $0.26
                           --------     --------     -------     -------     -------       ------       -----       -----
                           --------     --------     -------     -------     -------       ------       -----       -----

- - ---------------

(1) Adjusted for the two-for-one stock split of the Seagull Common Stock effected June 4, 1993. (See Notes 1 and 9).

(2) Includes the cumulative effect of two changes in accounting principles in the first quarter of 1992 representing an increase in earnings of approximately $2.3 million, or $0.09 per share. (See Notes 1, 11 and 13).

(3) Includes an after-tax gain in the second quarter of 1992 of approximately $2.9 million, or $0.12 per share, relating to the Seismic Litigation Settlement. (See Note 12).

(4) Includes two charges in the fourth quarter of 1992 resulting from the expensing of $2.3 million in unamortized loan acquisition costs relating to the repayment of the Company's then existing revolving credit line and $1.2 million in costs related to a potential acquisition which was not consummated. The effect of these charges on net earnings was a reduction of approximately $1.5 million and $0.8 million, respectively, or $0.06 and $0.03 per share, respectively.

(5) Includes an after-tax gain in the third quarter of 1993 of approximately $2.7 million, or $0.08 per share, relating to sales of non-strategic oil and gas producing properties. (See Note 12).

16. COMMITMENTS AND CONTINGENCIES

     Lease Commitments. The Company leases certain office space and equipment under operating lease arrangements which contain renewal options and escalation clauses. Future minimum rental payments under these leases are $2.8 million and $2.4 million in 1994 and 1995, respectively, range between $1.6 million and $2.4 million in each of the years 1996-1998, and total $10.4 million for all subsequent years. Total rental expense under operating leases for 1993, 1992 and 1991 was approximately $1.7 million, $1.8 million and $1.7 million, respectively.

     Concentrations of Credit Risk. The Company operates in all phases of the natural gas industry with sales to resellers such as pipeline companies and local distribution companies as well as to end-users such as commercial businesses, industrial concerns and residential consumers. While certain of these customers are affected by periodic downturns in the economy in general or in their specific segment of the natural gas industry, the Company believes that its level of credit-related losses due to such economic fluctuations has been immaterial and will continue to be immaterial to the Company's results of operations in the long term.

     Litigation. The Company is a party to ongoing litigation in the normal course of business or other litigation with respect to which the Company is indemnified pursuant to various purchase agreements or other contractual arrangements. Management regularly analyzes current information and, as necessary, provides accruals for probable liabilities on the eventual disposition of these matters. While the outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management believes that the effect on its financial condition and results of operations, if any, will not be material.

                           SEAGULL ENERGY CORPORATION

17. SUBSEQUENT EVENTS

     Seagull Canada Acquisition. In January 1994, an indirect wholly owned subsidiary of the Company acquired all of the outstanding shares of stock of Novalta and an intercompany note (the "Note") from Novalta to its parent, Novacor Petrochemicals Ltd. ("Novacor Petrochemicals") for a purchase price of approximately $203 million in cash, subject to customary postclosing adjustments described below (the "Seagull Canada Acquisition"). The economic effective date of the Seagull Canada Acquisition was December 31, 1993 (the "Effective Date"). The purchase price was adjusted for, among other things, working capital and capital expenditures for 1993 in excess of a specified threshold pursuant to the provisions of the Sale Agreement, dated November 19, 1993, between Seagull and Novacor Petrochemicals. Effective as of the January 1994 Closing Date, Novalta was amalgamated with Seagull Canada, the indirect subsidiary of the Company that acquired Novalta. As a result of the amalgamation, the Note was extinguished. The acquisition was accounted for as a purchase.

     Seagull Canada's assets (the "Seagull Canada Properties") consist primarily of natural gas and oil reserves and developed and undeveloped lease acreage concentrated principally in a small number of fields located in Alberta, Canada. According to reserve estimates prepared as of December 31, 1993 by an independent petroleum engineering firm, the Seagull Canada Properties had proved reserves totaling 257.4 Bcf of natural gas and 2.8 MMbbl of oil, condensate and natural gas liquids. Approximately 80 percent of these reserves and 75 percent of Seagull Canada's total producing wells are concentrated in 16 of 95 total fields. As of December 31, 1993, the Seagull Canada Properties consisted of lease acreage holdings including approximately 200,000 net developed acres and approximately 250,000 net undeveloped acres.

     In connection with the Seagull Canada Acquisition, the Company entered into the Canadian Credit Agreement (see Note 6).

     The following table presents the unaudited pro forma results of the combined operations of the Company and Novalta for the year ended December 31, 1993 as though the acquisition of Novalta had occurred on January 1, 1993, financed primarily with borrowings under the Canadian Credit Agreement as well as borrowings under the Revolver (see Note 6).

     The results presented give effect to depreciation, depletion and amortization of assets recognized in recording the purchase, interest on debt incurred to effect the purchase and the related income tax effects of these items. The unaudited pro forma information presented does not purport to be indicative of actual results if the combination had been in effect on the date or for the period indicated, or of future results.

                                                                       YEAR ENDED DECEMBER 31,
                                                                                 1993
                                                                       ------------------------
                                                                                     PRO FORMA
                                                                        ACTUAL      (UNAUDITED)
                                                                       --------     -----------
                                                                        (DOLLARS IN THOUSANDS
                                                                           EXCEPT PER SHARE
                                                                               AMOUNTS)
Revenues.............................................................  $377,165      $ 409,523
Net earnings.........................................................  $ 27,198      $  22,162
Earnings per share...................................................  $   0.76      $    0.62
                                                                       --------     -----------
                                                                       --------     -----------

                           SEAGULL ENERGY CORPORATION

     The following table sets forth the pro forma consolidated total assets and pro forma capitalization of the Company as of December 31, 1993 as though the acquisition of Novalta had occurred on December 31, 1993, financed primarily with borrowings under the Canadian Credit Agreement as well as borrowings under the Revolver (see Note 6).

                                                                      DECEMBER 31, 1993
                                                                  -------------------------
                                                                                  PRO FORMA
                                                                   ACTUAL         (UNAUDITED)
                                                                  ---------       ---------
                                                                   (DOLLARS IN THOUSANDS)
Total assets....................................................  $1,118,251      $1,342,654
                                                                  ----------      ----------
                                                                  ----------      ----------
Long-term portion of debt.......................................  $  459,787       $ 653,093
Shareholders' equity............................................     439,379         439,379
                                                                  ----------      ----------
Total capitalization............................................  $  899,166      $1,092,472
                                                                  ----------      ----------
                                                                  ----------      ----------
Long-term portion of debt to total capitalization...............        51.1%           59.8%
                                                                  ----------      ----------
                                                                  ----------      ----------

     ENSTAR Alaska Stock Proposal. In March 1994, the Board of Directors approved, subject to shareholder approval, a plan (the "ENSTAR Alaska Stock Proposal") to create and issue a new class of common stock of the Company intended to reflect separately the performance of ENSTAR Alaska (the "ENSTAR Alaska Stock"). As part of the ENSTAR Alaska Stock Proposal, and following the issuance of the ENSTAR Alaska Stock, currently outstanding Seagull Common Stock will reflect separately the performance of the Company's exploration and production and pipeline and marketing segments. In addition, certain terms of the Seagull Common Stock will be amended to allow for the creation and issuance of the ENSTAR Alaska Stock.

     The Company currently expects that, shortly after shareholder approval of the ENSTAR Alaska Stock Proposal and subject to prevailing market and other conditions, it will make a public offering (the "ENSTAR Alaska Stock Offering") for cash of shares of ENSTAR Alaska Stock. Net proceeds from the ENSTAR Alaska Stock Offering would be used to repay amounts borrowed under the Revolver, none of which is attributable to ENSTAR Alaska.

     The ENSTAR Alaska Stock Proposal will be submitted to shareholders at the Company's Annual Meeting of Shareholders in June 1994.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Seagull Energy Corporation:

     We have audited the accompanying consolidated balance sheets of Seagull Energy Corporation and Subsidiaries as of December 31, 1993 and 1992, and the related consolidated statements of earnings, shareholders' equity and cash flows for each of the years in the three-year period ended December 31, 1993. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Seagull Energy Corporation and Subsidiaries as of December 31, 1993 and 1992, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1993 in conformity with generally accepted accounting principles.

     As discussed in Notes 11 and 13 to the consolidated financial statements, respectively, the Company adopted the provisions of the Financial Accounting Standards Board Statements of Financial Accounting Standards No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions, and No. 109, Accounting for Income Taxes, in 1992.

                                            KPMG PEAT MARWICK

Houston, Texas
January 31, 1994, except as to
  the last three paragraphs of
  Note 17, Subsequent Events,
  which are as of March 11, 1994.

                                                                         ANNEX V

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                                     INDEX

                                                                                        PAGE
                                                                                        ----
Description of Business:
  Exploration and Production..........................................................   V-2
  Pipeline and Marketing..............................................................   V-9
Unaudited Pro Forma Condensed Financial Statements....................................  V-13
  Unaudited Pro Forma Condensed Balance Sheet.........................................  V-14
  Notes to Unaudited Pro Forma Condensed Balance Sheet................................  V-15
  Unaudited Pro Forma Condensed Statement of Earnings.................................  V-16
  Notes to Unaudited Pro Forma Condensed Statement of Earnings........................  V-17
Management's Discussion and Analysis of Financial Condition and Results of Operations
  (Unaudited):
  Basis of Presentation...............................................................  V-18
  Results of Operations...............................................................  V-19
  Liquidity and Capital Resources.....................................................  V-22
Combined Financial Statements:
  Combined Statements of Earnings.....................................................  V-24
  Combined Balance Sheets.............................................................  V-25
  Combined Statements of Cash Flows...................................................  V-26
  Notes to Combined Financial Statements..............................................  V-27
  Independent Auditors' Report........................................................  V-47

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                            DESCRIPTION OF BUSINESS

EXPLORATION AND PRODUCTION

     Seagull Energy's exploration and production ("E&P") segment is Seagull Energy's primary growth area and is comprised of the following material direct and indirect wholly owned subsidiaries of Seagull Energy: Seagull Energy E&P Inc.; HO&M; Wacker Oil Inc; Seagull Midcon Inc.; Seagull Mid-South Inc., formerly Arkla Exploration Company; and Seagull Energy Canada Ltd., formerly Novalta Resources Inc.

     On January 4, 1994, an indirect wholly owned subsidiary of Seagull Energy acquired all of the outstanding shares of stock of Novalta Resources Inc. ("Novalta") from Novacor Petrochemicals Ltd. (the "Seagull Canada Acquisition"). Effective as of the January 1994 Closing Date, Novalta was amalgamated with Seagull Energy Canada Ltd., the indirect subsidiary of Seagull Energy that acquired Novalta. The resulting amalgamated company was named Seagull Energy Canada Ltd. ("Seagull Canada").

     Seagull Canada's assets (the "Seagull Canada Properties") consist primarily of natural gas and oil reserves and developed and undeveloped lease acreage concentrated principally in a small number of fields located in Alberta, Canada. According to reserve estimates prepared as of December 31, 1993 by the independent petroleum engineering firm, DeGolyer and MacNaughton, the Seagull Canada Properties had proved reserves totaling 257.4 billion cubic feet of natural gas and 2.8 million barrels of oil, condensate and natural gas liquids. Approximately 80% of these reserves and 75% of Seagull Canada's total producing wells are concentrated in 16 of 95 total fields. As of December 31, 1993, the Seagull Canada Properties consisted of lease acreage holdings including approximately 200,000 net developed acres and approximately 250,000 net undeveloped acres.

     In 1993, a four-company exploration group including Seagull Energy was awarded four production licenses in United Kingdom waters. The awards gave Seagull Energy a 10% interest in three licenses in the Irish Sea totaling 398,319 acres and a 20 percent interest in a fourth license in the North Sea which totals 60,785 acres. Seismic studies and other evaluation activities on the licensed blocks have been ongoing since mid-1993. The first two of eight planned exploratory wells are scheduled during the latter part of 1994. During the first quarter of 1994, Seagull Energy increased its interests in these licenses to 20% and 30%, respectively. Seagull Energy anticipates that its share of exploration-related costs will approximate $13.0 million over the next five years as the program is currently structured.

     Seagull Energy also has an active ongoing exploration program that has resulted in numerous natural gas discoveries since 1988 in the Gulf of Mexico, primarily in shallow waters off the central Texas Gulf Coast. Seagull Energy has in the past financed its gas and oil exploration and development activities through internally generated funds, bank borrowings and participation by industry partners on a prospect-by-prospect basis. Seagull Energy believes that its gas and oil exploration and development activities in the foreseeable future will be financed by internally generated funds. In 1994, Seagull Energy expects E&P capital expenditures to total approximately $160 million. Of this amount, about $50 million will be devoted to exploration, primarily in the Gulf of Mexico, $100 million to development and $10 million to leasehold acquisition. Of the expected development capital expenditures, about $34 million is targeted for the Mid-South Region, $31 million for the Gulf of Mexico, $20 million for the Mid-Continent Region and $15 for Western Canada. By comparison, 1993 capital expenditures for E&P activities totaled $98 million.

     Revenues from the sale of gas and liquids accounted for 60%, 38% and 32% of the Company's consolidated revenues for 1993, 1992 and 1991, respectively. As used in this Annex V, liquids means oil, condensate and natural gas liquids, unless otherwise indicated or the context otherwise suggests. Gas production in 1993 increased primarily as a result of contributions attributable to properties in the Mid-South Region acquired in December 1992. Production of gas and liquids for 1993 averaged 279.5 MMcf per day ("MMcf/d") and 4,641 barrels ("Bbl") per day, respectively, compared to 104.2 MMcf/d and 3,494 Bbl per day, respectively, in 1992.

     Seagull Energy's principal gas and oil properties include the following:

                                                                                                AVERAGE NET DAILY
                                                                                                   PRODUCTION
                                                                                               FOR THE YEAR ENDED
                                                            AT DECEMBER 31, 1993                DECEMBER 31, 1993
                                                         ---------------------------       ---------------------------
                                                         NUMBER OF          PROVED          NATURAL
                                                           GROSS           RESERVES           GAS            LIQUIDS
             FIELD/PROVINCE                   STATE        WELLS          (BCFE)(1)          (MMCF)           (BBL)
- - ----------------------------------------   -----------   ----------       ----------       ----------       ----------
UNITED STATES
  Mid-South Region:
     Arklatex Area:
       Carthage.........................   Texas                242              194             27.4              631
       Waskom...........................   Texas                 77               66             17.6              129
       Ruston...........................   Louisiana             48               47             10.0              109
       Sligo............................   Louisiana             73               16              4.4               32
     Arkoma Basin:
       Cecil............................   Arkansas             223               73             26.6               --
       Aetna............................   Arkansas             151               35             12.4               --
       Wilburton........................   Oklahoma              69               25             11.4               --
     Other............................................          332              145             49.0              962
  Mid-Continent Region:
     Panhandle West.....................   Texas                 61               59             12.7                2
     Panhandle Gray.....................   Texas                119               31              0.3              677
     Watonga-Chickasha..................   Oklahoma...          221               40             11.4               73
     Strong City........................   Oklahoma...           96               35             11.4               99
     Other............................................          340               78             17.5              325
  Offshore Texas......................................           46               92             55.9              197
  Offshore Louisiana..................................           13               49              6.2              367
  Gulf Coast Onshore..................................           29               19              5.3            1,038
                                                         ----------       ----------       ----------       ----------
                                                              2,140            1,004            279.5            4,641
                                                         ----------       ----------       ----------       ----------
                                                         ----------       ----------       ----------       ----------
CANADA (2)
  Alberta.............................................          648              272             49.9              797
  Saskatchewan........................................           10                2               --              334
                                                         ----------       ----------       ----------       ----------
                                                                658              274             49.9            1,131
                                                         ----------       ----------       ----------       ----------
                                                         ----------       ----------       ----------       ----------

- - ---------------

(1) The equivalent of one billion cubic feet ("Bcfe") of natural gas. Liquids are converted to gas at a ratio of one barrel of liquids per six Mcf ("Mcf" represents one thousand cubic feet) of gas, based on relative energy content.

(2) The Seagull Canada Properties were acquired on January 4, 1994 in connection with the Seagull Canada Acquisition. Average net daily production amounts assume the Seagull Canada Acquisition occurred on December 31, 1992.

     For additional information relating to Seagull Energy's gas and oil reserves, based substantially upon reports of Netherland, Sewell & Associates, Inc. (for the years ended December 31, 1993 and 1992), DeGolyer and MacNaughton (for the years ended December 31, 1993, 1992 and 1991), Ryder Scott Company (for the years ended December 31, 1993, 1992 and 1991), and K&A Energy Consultants, Inc. and R. A. Lenser & Associates, Inc. (for the year ended December 31, 1991), independent petroleum engineers (collectively the "Engineers"), see Note 4 of Notes to Consolidated Financial Statements beginning on page IV-21 of Annex IV. The Engineers provided the estimates of "proved developed and undeveloped reserves" and "proved developed reserves" at the beginning and end of each of the three years included in Note 4. Under "Standardized Measure of Discounted Future Net Cash Flows" in Note 4, the Engineers provided all information except "discounted income taxes" and "standardized measure of discounted future net cash flows." All information in Note 4 not provided by the Engineers was supplied by Seagull Energy. As required, Seagull Energy also files estimates of gas and oil reserve data with various governmental regulatory authorities and agencies. The basis for reporting reserves to these authorities and agencies, in some cases, may not be comparable. However, the difference in estimates does not exceed five percent.

     The future results of this segment will be affected by the market prices of natural gas and liquids. The availability of a ready market for gas and liquids products in the future will depend on numerous factors beyond the control of Seagull Energy, including weather, production of other domestic natural gas and liquids products, imports, marketing of competitive fuels, proximity and capacity of gas and liquids pipelines and other transportation facilities, any oversupply of gas and liquids products, the regulatory environment, and other domestic and political events, none of which can be predicted with certainty. As in the past, Seagull Energy would expect to curtail gas production during times of inferior prices. However, due to the sustained improvements in natural gas prices and demand throughout 1993 and various field operating considerations, Seagull does not anticipate curtailing gas sales in the coming year to the significant extent of curtailments in years prior to 1993.

  Gas and Oil Drilling Activities

     Seagull Energy's gas and oil exploratory and developmental drilling activities are as follows for the periods indicated. Totals shown in each category include wells completed as productive wells and wells abandoned as dry holes. A well is considered productive for purposes of the following table if it justifies the installation of permanent equipment for the production of gas or oil. A well is deemed to be a dry hole if it is determined to be incapable of commercial production. The term "gross wells" means the total number of wells in which Seagull Energy owns an interest, while the term "net wells" means the sum of the fractional working interests Seagull Energy owns in gross wells.

                                                                 YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                         1993              1992              1991
                                                    --------------    --------------    --------------
                                                    GROSS     NET     GROSS     NET     GROSS     NET
                                                    -----    -----    -----    -----    -----    -----
Exploratory Drilling:
  Productive Wells...............................      8      5.19       3      1.28       8      2.86
  Dry Holes......................................     19      9.20      12      5.51      10      6.38
Development Drilling:
  Productive Wells...............................    100     54.62      24     16.11      24     16.23
  Dry Holes......................................     21     13.16       2      0.73       6      3.87

     From January 1, 1994 to February 28, 1994, Seagull Energy has drilled 2 gross (1.16 net) successful exploratory wells and 1 gross (1.0 net) dry exploratory well. In addition, Seagull Energy has drilled 11 gross (7.53 net) successful development wells. Seagull Energy is currently drilling 21 gross (15.46 net) development wells. As of the beginning of 1994, Seagull Energy had an inventory of approximately 90 exploratory prospects, including at least 20 in Canada.

  Production

     The following table summarizes Seagull Energy's production, average sales prices and lifting costs for the periods indicated:

                                                                     YEAR ENDED DECEMBER 31,
                                                                  -----------------------------
                                                                   1993        1992       1991
                                                                  -------     ------     ------
Net Production:
  Gas (MMcf)....................................................  102,025     38,137     32,906
  Oil and condensate (Mbbl) (1).................................    1,412      1,014      1,111
  Natural gas liquids (Mbbl)....................................      282        265        225
  Combined (MMcfe)..............................................  112,188     45,809     40,922
Average sales price (2):
  Gas (per Mcf).................................................  $  1.99     $ 1.85     $ 1.69
  Oil and condensate (per Bbl)..................................  $ 16.72     $18.60     $20.30
  Natural gas liquids (per Bbl).................................  $ 11.10     $10.20     $11.17
  Combined (per Mcfe) (3).......................................  $  2.03     $ 2.01     $ 1.97
  Average lifting costs of gas and liquids (per Mcfe) (4).......  $  0.47     $ 0.57     $ 0.59

- - ---------------

(1) Thousands of Bbl ("Mbbl").

(2) Before deduction of production, severance, and other taxes.

(3) The equivalent of one thousand cubic feet ("Mcfe") of natural gas.

(4) Lifting costs represent costs incurred to operate and maintain wells and related equipment and facilities. These costs include, among other things, repairs and maintenance, workover expenses, labor, materials, supplies, property taxes, insurance, severance taxes and transportation costs.

     The following table sets forth information regarding the number of productive wells in which Seagull Energy held a working interest at December 31, 1993. Productive wells are either producing wells or wells capable of commercial production although currently shut in. One or more completions in the same borehole are counted as one well.

                                                                   GROSS(2)   NET(2)
                                                                   ------     -------
        Oil......................................................     305       159.52
        Gas (1)..................................................   1,840       896.31
                                                                   ------     --------
        Total....................................................   2,145     1,055.83
                                                                   ------     --------
                                                                   ------     --------

- - ---------------

(1) Includes 314 gross (152.36 net) gas wells with multiple completions.

(2) Excludes 15 gross (10.40 net) oil wells and 643 gross (346.10 net) gas wells acquired January 4, 1994 in connection with the Seagull Canada Acquisition.

     For additional information relating to gas and oil producing activities, see Note 4 of Notes to Consolidated Financial Statements beginning on page IV-21 of Annex IV.

  Productive and Undeveloped Gas and Oil Acreage

     As of December 31, 1993, Seagull Energy owned working interests in the following developed and undeveloped gas and oil acreage:

                                                        DEVELOPED(2)           UNDEVELOPED(2)
                                                    --------------------     -------------------
                                                     GROSS       NET(1)       GROSS      NET(1)
                                                    --------     -------     -------     -------
Onshore:
  Oklahoma........................................   393,005     127,711     119,645      49,169
  Arkansas........................................   348,363      96,946      86,011      57,793
  Texas...........................................   183,988      82,981      36,008      13,724
  Louisiana.......................................    53,717      25,672       9,986       8,364
  Mississippi.....................................    24,355      11,139      28,582      13,518
  Other...........................................     8,779       6,450       9,837       7,477
  Bays and State Waters...........................     1,045         792       8,398       6,970
Federal Offshore:
  Texas...........................................   133,624      57,624     119,685      73,956
  Louisiana.......................................    39,658      15,758      84,259      54,821
                                                   ---------     -------     -------     -------
  Total........................................... 1,186,534     425,073     502,411     285,792
                                                   ---------     -------     -------     -------
                                                   ---------     -------     -------     -------

- - ---------------

(1) When describing acreage on drilling locations, the term "net" refers to the total acres on drilling locations in which Seagull Energy has a working interest, multiplied by the percentage working interest owned by Seagull Energy.

(2) Excludes 396,800 gross (195,985 net) developed acres and 451,510 gross (244,010 net) undeveloped acres acquired January 4, 1994 in connection with the Seagull Canada Acquisition.

     Additionally, as of December 31, 1993, Seagull Energy owned mineral and/or royalty interests in 375,488 gross (45,547 net) developed and 158,447 gross (28,040 net) undeveloped gas and oil acreage.

  Competition

     Seagull Energy's competitors in gas and oil exploration, development, production and marketing include major oil companies, as well as numerous independent oil and gas companies, individuals and drilling programs. Some of these competitors have financial and personnel resources substantially in excess of those available to Seagull Energy and, therefore, Seagull Energy may be placed at a competitive disadvantage. Seagull Energy's success in discovering reserves will depend on its ability to select suitable prospects for future exploration in today's competitive environment.

  Markets

     Seagull Energy believes there currently exists a very delicate balance between supply and demand in the marketplace. Extreme fluctuations in weather conditions may cause a real or perceived imbalance at any given time, in any given area of the United States. Although markets project their usage well in advance of actual purchases based on historical data and weather forecasting, the projections may be adjusted for unexpected weather conditions, creating a temporary increase or decrease in demand. These unexpected demand fluctuations, combined with conservation and competition from alternative fuels, continue to cause radical swings in gas prices. Monthly pricing indices often do not follow the trends of prior years and, with each passing month, average price projections continue to be adjusted and revised.

  U.S. Regulation

     Aspects of the production, sale and transportation of natural gas and crude oil in federal Outer Continental Shelf waters are regulated pursuant to various federal statutes, including the Outer Continental Shelf Lands Act ("OCSLA"). The interstate transportation of natural gas is regulated under the Natural Gas

Act ("NGA") or the Natural Gas Policy Act of 1978 ("NGPA"). Until January 1, 1993, certain first sales (generally, wellhead or producing field sales) of natural gas remained price regulated under the NGPA. Effective January 1, 1993, all price-regulation of first sales of natural gas was eliminated by the Natural Gas Wellhead Decontrol Act of 1989.

     Operations conducted by Seagull Energy on federal gas and oil leases must comply with numerous statutory and regulatory restrictions. Additionally, certain operations must be conducted pursuant to appropriate permits issued by government agencies, such as the Bureau of Land Management and the Minerals Management Service of the Department of Interior and, in regard to certain federal leases, prior approval of drill site locations must be obtained from the Environmental Protection Agency.

     In all states in which Seagull Energy engages in gas and oil exploration and production, its activities are subject to regulation. These regulations generally require permits for the drilling and spacing of wells, the prevention of waste of gas and oil reserves, the prevention and cleanup of pollution and other matters. Government agencies in various states regulate, among other things, the amount and rate of gas and oil production. The states of Texas and Oklahoma have recently revised their regulations regarding proration of production. These kinds of regulations by state agencies may affect determinations of deliverability under certain of Seagull Energy's gas purchase contracts and thereby affect the purchasers' volumetric purchase obligations. In addition to the proration changes, Oklahoma has promulgated regulations pursuant to Senate Bill 168, which governs sharing of gas markets among working interest owners and disbursement of royalty proceeds.

     Over the past several years, the Federal Energy Regulatory Commission (the "FERC") has issued certain orders that have brought sweeping changes to the fundamental regulatory structure governing interstate sales and transportation of natural gas. Collectively, these orders have changed the gas pricing structure and altered the traditional relationship among producers, pipelines and end-use markets. Most pipelines are in the process of transforming themselves from their strictly-merchant role to a combination of merchant and open-access transporter. Producers frequently contract directly with end-users or other gas buyers and, if the transporting pipeline is open-access, transportation services can be arranged by either the buyer, the seller or a broker on a first-come, first-serve basis. These FERC orders therefore provide Seagull Energy with greater marketing options.

  Canadian Regulation

     Seagull Canada has exploration and development operations in Alberta and Saskatchewan. The oil and natural gas industry is subject to extensive controls and regulations imposed by various levels of government in Canada.

     Crude Oil Pricing. Since June 1, 1985, producers of oil have been entitled to negotiate sales contracts directly with oil purchasers, with the result that the market determines the price of oil. Such price depends on oil quality, prices of competing oils, distance to market and the value of refined products. Oil exporters are entitled to export oil pursuant to contracts, the terms of which do not exceed one year in the case of light crude and two years in the case of heavy crude, provided that an order approving the export has been obtained from the Natural Energy Board ("NEB"). Any export to be made pursuant to a contract of a larger duration requires the exporter obtain a license from the NEB, and the issuance of such a license requires the approval of the Governor General in Council.

     Natural Gas Pricing. Prior to deregulation of natural gas markets, prices in Canada were legislated by the government having jurisdiction. In the current deregulated environment, the price of natural gas is determined by negotiation between buyers and sellers in an open and competitive market. The Provincial and Federal governments continue to monitor the sale of natural gas to ensure that there is adequate long term natural gas reserves to meet federal and provincial future requirements. Exports of natural gas require approvals similar to those required for exports of oil.

     Provincial Royalties and Incentives. The royalty regime is a significant factor in the profitability of oil and gas production. Royalties payable on production from lands other than Crown lands are determined by negotiations between the mineral owner and the lessee. Crown royalties are determined by government regulation and are generally calculated as a percentage of the value of the gross production; the rate of royalties payable depends in part on well productivity and field discovery date. From time to time the governments of Canada, Alberta and Saskatchewan have established incentive programs which have included royalty rate reductions, royalty holidays and tax credits for the purpose of encouraging oil and gas exploration.

     In November 1991, the Government of Alberta announced temporary royalty incentives for oil, exploration and development. The relief program provides for: (i) a two year royalty holiday for oil exploration wells drilled between November 1, 1991 and March 31, 1992 and a one year royalty holiday for exploratory wells drilled between April 1, 1992 and March 31, 1993 and an extra one year royalty holiday for exploratory wells drilled in the foothills and northern regions of the Province, with a cap of $1 million per well; (ii) a one year royalty holiday on development oil wells drilled between November 1, 1991 and March 31, 1993 with a cap of $400,000 per well; (iii) a five year royalty holiday for reactivated oil wells which obtained a well license prior to July 30, 1993 and which have been continuously inactive since August 31, 1990, with a 25,000 barrel cap which was raised to 50,000 barrels pursuant to the October 13, 1992 announcement; and (iv) new oil royalty rates for reactivated wells.

     On October 13, 1992, the Government of Alberta announced major changes to its royalty structure and permanent incentives for exploring and developing oil and gas reserves. The regulations incorporating these changes were adopted on January 20, 1993. The significant changes announced include the following: (i) new oil discovered after September 30, 1992 will have a permanent one year oil royalty holiday, subject to a maximum of $1 million and a reduced royalty rate thereafter; (ii) reduction of royalties on existing production of oil and gas;
(iii) incentives by way of royalty holidays and reduced royalties on reactivated and horizontal wells; (iv) introduction of separate par pricing for light, medium and heavy oil; and (v) modification of the royalty formula structure to provide for sensitivity to price fluctuations.

     The Government of Alberta recently announced a plan to simplify the natural gas royalty scheme. The regulations are not yet available and it is anticipated the new scheme will take effect some time in 1994.

     A price and productivity sensitive royalty structure for crude oil and natural gas in the Province of Saskatchewan has been in effect since 1987. The royalty structure provides for royalty holidays for certain categories of wells drilled in the Province of Saskatchewan and royalties which vary with the price of a particular commodity.

     Free Trade Agreements. The Free Trade Agreement between Canada and the U.
S. ("FTA") encompasses bilateral trade. In the context of energy resources, Canada continues to remain free to determine whether exports to the U. S. will be allowed provided that any export restrictions do not: (i) reduce the proportion of energy resource exported relative to domestic use, (ii) impose an export price higher than the domestic price, and (iii) disrupt normal channels of supply. Both countries are prohibited from imposing minimum export or import price requirements. The FTA provides a mechanism for dispute resolution with respect to oil and natural gas matters when direct consultations between the affected parties fail.

     On August 12, 1992, the government of Canada announced that an agreement in principle had been reached with the government of the U. S. and Mexico for a North American Free Trade Agreement ("NAFTA"). NAFTA was ratified by all three parties and became effective January 1, 1994. NAFTA contemplates the reduction of Mexico's restrictive trade practices in the energy sector and prohibits discriminatory border restrictions and export taxes. The agreement also contemplates clearer disciplines on regulators to avoid discriminatory actions and to minimize disruption of contractual arrangements, which is important for Canadian natural gas exports.

     Environmental and Operational Regulation. The Canadian oil and gas industry is currently subject to environmental and operational regulation pursuant to provincial and federal legislation.

     Operationally, the Energy Resources Conservation Board ("ERCB") is the body with jurisdiction over the oil and gas industry. It enforces legislation which regulates all aspects of exploration, development and production, including the licensing of wells, pipelines and facilities. Environmental legislation provides for restrictions and prohibitions on releases or emissions of various substances produced in association with certain oil and gas industry operations. In addition, legislation requires that well and facility sites must be abandoned and reclaimed to the satisfaction of provincial authorities, typically to pre-disturbance quality. A breach of such legislation may result in the imposition of fines and penalties.

     Environmental legislation in Alberta has recently undergone a major revision to update and consolidate the various acts applicable into the Environmental Protection and Enhancement Act, which was proclaimed on April 21, 1993 and took effect on September 1, 1993. The Act imposes stricter environmental standards requiring more stringent compliance and significantly increased penalties.

     Seagull Canada is committed to meeting its responsibilities to protect the environment wherever it operates and anticipates making increased expenditures of both a capital and expense nature as a result of the increasingly stringent laws relating to the protection of the environment, and will be taking such steps as are required to ensure compliance with the Environmental Protection and Enhancement Act.

     Seagull Canada regularly meets with and submits to field inspections by the ERCB and other government departments. During 1992, Seagull Canada implemented a comprehensive safety awareness and training program and manual for all of its oilfield employees and contractors. Field personnel are being trained on environmental issues and minimum standards of safety training have been established. As well, Seagull Canada is in the final stages of developing a corporate response plan and waste management plan detailing procedures to follow in the event of an emergency during field operations. These measures have been taken for the safety and protection of the general public, residents in surrounding vicinities, service company representatives and company employees.

     Seagull Canada follows a responsible program for site reclamation and restoration of non-productive wells. Seagull Canada has a schedule of wells to be abandoned and does not allow any wells to become "orphan wells" nor remain as a hidden liability. Seagull Canada believes its existing capital budget for future abandonment of sites and other environmental matters is more than adequate to meet current environmental regulations.

PIPELINE AND MARKETING

     Seagull Energy is involved in the pipeline transportation of natural gas, hydrocarbon products and petrochemicals in Texas and Louisiana. In addition, Seagull Energy is engaged in pipeline engineering, design, construction and operation, natural gas processing, third-party natural gas marketing and the marketing of all of Seagull Energy's uncommitted natural gas and liquids production. Revenue from the pipeline and marketing segment accounted for 11%, 16% and 15% of the Company's consolidated revenues for 1993, 1992 and 1991, respectively.

Gas Pipelines

     Seagull Energy owns and operates short and medium length gathering pipelines that carry gas from producing fields to other pipelines which are owned by utility companies, large gas transmission companies, or others, and to industrial customers (referred to herein collectively as "Gas Purchasers"). Seagull Energy owns and operates 22 onshore and offshore natural gas gathering systems having an aggregate length of approximately 431 miles. Seagull Energy's gas pipelines, which do not form an interconnected system, are principally located in Texas, Louisiana and offshore along the Texas coast. In addition, Seagull Energy owns partial interests in and operates two other offshore gas pipelines.

     Seagull Energy transports gas under arrangements where customers are charged a fee for gas carried through Seagull Energy's pipelines. Seagull Energy also delivers gas through its pipelines pursuant to contracts whereby it purchases and resells gas. In the case of purchase and sales contracts, the margin between Seagull Energy's cost of gas and its resale revenues constitutes, in effect, a transportation fee.

     Natural gas producers prefer flexibility in commitment of gas reserves both as to term and pricing. Some of the wells connected to Seagull Energy's pipelines are not dedicated to those pipelines. It is probable that most gas wells currently connected to Seagull Energy gas gathering systems will remain connected from year to year with deliverability of reserves declining until depleted. It is no longer practical for a major pipeline company to consider gas reserves to be firmly committed to its facilities. Several systems are located in good prospective gas development areas where some new gas wells have been drilled, and more development may occur. In areas of active drilling, it is likely that new wells and additional gas volumes can be added to the systems.

     The following table shows the volumes of gas transported for the periods shown:

                                                                     YEAR ENDED DECEMBER 31,
                                                                  -----------------------------
                                                                   1993        1992       1991
                                                                  -------     ------     ------
Volumes (MMcf):
  Sales Contracts...............................................    1,419      2,290      3,734
  Transportation Fee Arrangements...............................  112,081     69,660     66,602
                                                                  -------     ------     ------
          Total.................................................  113,500     71,950     70,336
                                                                  -------     ------     ------
                                                                  -------     ------     ------

Hydrocarbon Products and Petrochemical Pipelines

     Seagull Energy owns and/or operates pipelines for the transportation of liquid hydrocarbon products and petrochemicals. Seagull Energy operates seven such pipelines, four of which it owns and all of which are located in Texas and Louisiana.

Gas Marketing

     Seagull Energy actively provides marketing services geared toward matching gas supplies available in the major producing areas with attractive markets available in the Midwest, Northeast, Mid-Atlantic, Appalachian and Texas/Louisiana Gulf Coast areas. The matching process includes arranging transportation on a network of open-access pipelines on a firm or interruptible basis to ensure the receipt and deliveries of contracted volumes.

     Marketing profit margins are often small due to competition, and results can vary significantly from month to month. Large amounts of cash are involved for relatively small net margins, which makes working capital management critical. Seagull Energy has policies and procedures in place that are designed to minimize any potential risk of loss from these transactions. These policies and procedures are reviewed and updated periodically by Seagull Energy's management.

Pipeline Operations and Construction

     Seagull Energy operates certain pipelines owned by other companies. In some cases the operating agreements provide for reimbursement of expenses incurred in connection with operation plus a profit margin. In other cases Seagull Energy receives a negotiated annual fee.

     Seagull Energy also builds pipelines for other companies for which it receives construction fees that are fixed, cost plus or a combination of both. Seagull Energy recognized operating profit in 1993 on a pipeline construction project; an 8.7 mile, 16-inch gas pipeline that Seagull Energy constructed for an international exploration company from a platform to a gathering pipeline offshore Louisiana. The project was completed in early 1994. Seagull Energy also recognized profits from two earlier pipeline construction projects in 1990 and 1991. The larger of the two projects was completed in the fall of 1990 and the smaller construction project was completed in early 1991.

     Historically, Seagull Energy has not been engaged in pipeline construction projects on a regularly recurring basis. Seagull Energy had no other new construction projects in 1993 and none are currently pending; however, several projects are currently being pursued.

Gas Processing

     Seagull Energy owns interests in a number of gas processing plants. The largest of the plants is located in Matagorda County, Texas (the "Matagorda Plant"), and has been in operation since March 1981. Seagull Energy owns a 65% undivided interest in and operates the Matagorda Plant, and the other 35% interest is owned by a subsidiary of Enron Corp.

     The Matagorda Plant processes natural gas, producing a full-range demethanized raw mix products stream. The actual throughput at the Matagorda Plant varies depending upon gas sales demand and production-related mechanical factors. For the year ended December 31, 1993, throughput averaged approximately 244 MMcf/d, which is close to maximum capacity but slightly lower than the prior year. Throughput volumes are expected to remain at the same levels for the foreseeable future. Profitability will depend largely on the relative prices of products and natural gas.

Competition

     Seagull Energy actively competes with numerous other companies for the construction and operation of short and medium length pipelines. Seagull Energy's competitors include oil companies, other pipeline companies, natural gas gatherers and petrochemical transporters, many of which have financial resources, staffs and facilities substantially larger than those of Seagull Energy. In addition, many of Seagull Energy's Gas Purchasers are also competitors or potential competitors in the sense that they have extensive pipeline building capabilities and experience and generally operate large pipeline systems of their own. Seagull Energy believes that its ability to compete will depend primarily on its ability to complete pipeline projects quickly and cost effectively, and to operate pipelines efficiently.

     Seagull Energy's gas marketing activities are in competition with numerous other companies offering the same services. Some of these competitors are affiliates of companies with extensive pipeline systems that are used for transportation from producers to end-users. Seagull Energy believes its ability to compete depends upon building strong relationships with producers and end-users by consistently purchasing and supplying gas at competitive prices.

Regulation

     Government regulation has a significant effect on various segments of Seagull Energy's pipeline operations. Its pipeline systems are regulated by state regulatory commissions with respect to safety, location and other matters. Seagull Energy's operations in Texas are subject to the Texas Gas Utility Regulatory Act, the Cox Act, the Common Purchaser Act and environmental and other statutes, as implemented by the Railroad Commission of Texas (the "Railroad Commission"). Generally, the Railroad Commission is vested with authority to ensure that rates charged by gas pipelines and gas utilities for intrastate gas sales and transportation services are just and reasonable.

     The FERC has jurisdiction over, among other things, the construction and operation of pipelines and related facilities used in the transportation, storage and sale of natural gas in interstate commerce. The FERC also has jurisdiction over the rates and charges levied by companies subject to the NGA for the transportation of natural gas in interstate commerce and for the sale of natural gas for resale in interstate commerce. At Seagull Energy's request, FERC has decertified Seagull Energy's former interstate facility and it is no longer subject to NGA jurisdiction.

     Sales of natural gas by Seagull Energy's marketing subsidiary were generally not regulated by the FERC prior to January 1, 1993, and will not be subject to any FERC regulation on or after that date. Transportation and sales for resale of gas in interstate commerce by Seagull Energy's intrastate pipelines are regulated by the FERC pursuant to Section 311 of the NGPA. Section 311 permits intrastate pipelines to engage in certain transactions with interstate pipelines and their customers without being regulated as interstate pipelines under the NGA, thus allowing more flexibility in operations between intrastate and interstate gas pipeline companies. The FERC has recently revised its Section 311 regulations to allow intrastate pipelines to transport gas destined for interstate commerce under new self-implementing blanket certificates. Seagull Energy currently offers these services on several of its intrastate pipelines.

     In April 1992, the FERC issued its Order No. 636 (and related orders), which basically requires interstate pipelines to "unbundle" or separate their transportation services from their merchant sales of gas. This permits end-users of gas to contract directly with producers to purchase gas and to contract separately with pipelines for transportation services. It is difficult to predict the actual impact Order No. 636 will have on Seagull Energy, but it will likely afford additional opportunities to market and transport natural gas. The extensive regulatory proceedings required under this order has not directly affected the Company's pipelines significantly to date.

     With regard to pipeline design, construction, operation and maintenance, state regulatory commissions generally have the authority to take all steps necessary to ensure compliance by intrastate pipeline and gathering companies with applicable safety regulations. The FERC also regulates certain aspects of intrastate pipeline construction related to Section 311 transportation or storage services. Seagull Energy is also subject to safety regulations imposed by the Office of Pipeline Safety of the Department of Transportation (the "DOT"), promulgated pursuant to the Natural Gas Pipeline Safety Act of 1968 and enforced by the Railroad Commission.

     Pursuant to regulations regarding drug abuse recently enacted by the DOT and adopted by the Railroad Commission, Seagull Energy has implemented a drug abuse program that strives for a safe and drug-free workplace for its employees.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

               UNAUDITED PRO FORMA CONDENSED FINANCIAL STATEMENTS

     The unaudited pro forma condensed balance sheet as of December 31, 1993 gives effect to (i) the Seagull Canada Acquisition, financed initially under the Canadian Credit Agreement and the Revolver and (ii) the application of the estimated net proceeds from the issuance and sale for cash of shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group pursuant to a public offering to repay amounts borrowed under the Revolver, as if both events had occurred on December 31, 1993. The unaudited pro forma condensed statement of earnings for the year ended December 31, 1993 gives effect to the pro forma transactions and events described in clauses (i) and
(ii) above, as if they occurred on January 1, 1993.

     The following unaudited pro forma information has been included as required by the rules of the Securities and Exchange Commission and is provided for comparative purposes only. The unaudited pro forma information presented is based on the respective historical financial statements of Seagull Energy and Novalta and should be read in conjunction with such financial statements, as well as the Company's consolidated financial statements and the related notes thereto and the Company's unaudited pro forma condensed financial statements. The historical consolidated financial statements of Novalta as presented do not reflect the effect of certain transactions between Novalta and NOVA Corporation of Alberta and its subsidiaries that were completed prior to the closing of the Seagull Canada Acquisition, such as the elimination of intercompany debt balances. The effect of such transactions are reflected in the conforming adjustments to the pro forma unaudited condensed financial statements. The unaudited pro forma information presented does not purport to be indicative of actual results, if the transactions had occurred on the dates or for the periods indicated, or of future results.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                  UNAUDITED PRO FORMA CONDENSED BALANCE SHEET
                            AS OF DECEMBER 31, 1993

                                                  HISTORICAL
                                            -----------------------
                                                           NOVALTA
                                             SEAGULL       RESOURCES    CONFORMING      PRO FORMA
                                              ENERGY         INC.       ADJUSTMENTS      COMBINED
                                            ----------     --------     ---------       ----------
                                                            (DOLLARS IN THOUSANDS)
                  ASSETS
Current Assets:
  Cash and cash equivalents...............  $    4,949     $    415     $      --       $    5,364
  Accounts receivable, net................      81,021       11,136            --           92,157
  Other...................................       6,841          688            --            7,529
                                            ----------     --------     ---------       ----------
          Total Current Assets............      92,811       12,239            --          105,050
Property, Plant and Equipment -- at
  cost....................................   1,061,818      166,067      (166,067)(A)    1,278,412
                                                                          216,594 (B)
Accumulated Depreciation, Depletion and
  Amortization............................     290,633       69,038       (69,038)(A)      290,633
                                            ----------     --------     ---------       ----------
                                               771,185       97,029       119,565          987,779
Other assets..............................      68,554        3,145           883 (B)       64,124
                                                                           (8,458)(C)
                                            ----------     --------     ---------       ----------
Total Assets..............................  $  932,550     $112,413     $ 111,990       $1,156,953
                                            ----------     --------     ---------       ----------
                                            ----------     --------     ---------       ----------
          LIABILITIES AND EQUITY
Current Liabilities:
  Accounts payable........................  $   71,084     $  7,060            --       $   78,144
  Other...................................      31,059          746            --           31,805
                                            ----------     --------     ---------       ----------
          Total Current Liabilities.......     102,143        7,806            --          109,949
Long-Term Debt............................     397,000       64,316       (64,316)(D)      450,306
                                                                          193,306 (C)
                                                                         (140,000)(E)
Other Noncurrent Liabilities..............      53,024        1,965          (602)(B)       54,387
Deferred Income Taxes.....................         366        7,899        21,928 (B)       22,294
                                                                           (7,899)(D)
Common Equity.............................     380,017       30,427       (30,427)(D)      520,017
                                                                          140,000 (E)
                                            ----------     --------     ---------       ----------
Total Liabilities and Equity..............  $  932,550     $112,413     $ 111,990       $1,156,953
                                            ----------     --------     ---------       ----------
                                            ----------     --------     ---------       ----------

     See Accompanying Notes to Unaudited Pro Forma Condensed Balance Sheet.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

              NOTES TO UNAUDITED PRO FORMA CONDENSED BALANCE SHEET

(A) To eliminate Novalta's historical cost of property, plant and equipment and accumulated depreciation, depletion and amortization.

(B) To adjust the assets acquired and liabilities assumed in the Seagull Canada Acquisition to reflect the allocation of the estimated purchase price. The adjusted cost of property, plant and equipment was calculated as follows:

                                                                       (DOLLARS IN THOUSANDS)
     Estimated purchase price..........................................        $200,455
     Estimated transaction costs.......................................           1,309
     Less -- other assets acquired:
             Current assets............................................         (12,239)
             Other assets..............................................          (4,028)
     Plus -- liabilities assumed:
             Current liabilities.......................................           7,806
             Deferred credits..........................................           1,363
             Deferred income taxes.....................................          21,928
                                                                            -----------
                                                                               $216,594
                                                                            -----------
                                                                            -----------

     The purchase price was determined pursuant to arm's length negotiations between the Company and Novacor Petrochemicals, based on the economic effective date of December 31, 1993. The purchase price was based to a large extent on the net present value of oil reserves attributable to the properties acquired as a result of the Seagull Canada Acquisition.

(C) To record the financing of the Seagull Canada Acquisition, including approximately $193.3 million of borrowings under the Canadian Credit Agreement and the Revolver, a cash deposit of approximately $7.5 million paid in November 1993 and other costs related to the Acquisition.

(D) To eliminate the long-term debt, deferred income taxes and shareholder's equity of Novalta.

(E) To record the net proceeds of $140 million from the issuance and sale of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group and the corresponding decrease in long-term debt outstanding.

          The following table sets forth the historical and adjusted combined capitalization of Seagull Energy as of December 31, 1993. The table should be read in conjunction with Seagull Energy's combined financial statements and the notes related thereto included in this Annex.

                                                            DECEMBER 31, 1993
                                                ------------------------------------------
                                                                                    PRO
                                                                   PRO             FORMA
                                                HISTORICAL       FORMA(1)         ADJUSTED(2)
                                                --------         --------         --------
                                                          (DOLLARS IN THOUSANDS)
     Total debt..............................   $397,000         $590,306         $450,306
     Common equity...........................    380,017          380,017          520,017
                                                --------         --------         --------
     Total capitalization....................   $777,017         $970,323         $970,323
                                                --------         --------         --------
                                                --------         --------         --------
     Total debt to total capitalization
       ratio.................................      51.1%            60.8%            46.4%
                                                --------         --------         --------
                                                --------         --------         --------

- - ---------------

     (1) Adjusted to give effect to approximately $193.3 million of borrowings under the Canadian Credit Agreement and Revolver that were incurred in connection with the Seagull Canada Acquisition.

     (2) Adjusted to give effect to (i) the adjustment described in note (1) above and (ii) the issuance and sale of 7,500,000 shares of ENSTAR Alaska Stock pursuant to the ENSTAR Alaska Stock Offering and the application of the estimated net proceeds therefrom of $140 million to repay a portion of the amounts borrowed under the Revolver.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

              UNAUDITED PRO FORMA CONDENSED STATEMENT OF EARNINGS
                          YEAR ENDED DECEMBER 31, 1993

                                                       HISTORICAL
                                                  ---------------------
                                                               NOVALTA
                                                  SEAGULL     RESOURCES    CONFORMING        PRO FORMA
                                                   ENERGY       INC.       ADJUSTMENTS       COMBINED
                                                  --------    ---------    -----------      -----------
                                                     (DOLLARS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
Revenues......................................... $269,921     $32,358       $    --         $ 302,279
Costs of Operations:
  Operating costs................................  103,842      12,973           399 (A)       117,214
  Depreciation, depletion and amortization.......  109,045       9,371        (9,371)(B)       124,261
                                                                              15,216 (C)
                                                  --------    ---------    -----------      -----------
Operating Profit.................................   57,034      10,014        (6,244)           60,804
General and Administrative Expense...............   11,666          --            --            11,666
Interest Expense.................................   30,455       1,083        (1,083)(B)        33,050
                                                                               2,595 (D)
Interest Income and Other........................   (5,469)     (3,102)           --            (8,571)
                                                  --------    ---------    -----------      -----------
Earnings Before Income Taxes.....................   20,382      12,033        (7,756)           24,659
Income Taxes.....................................      232       4,650        (4,650)(B)        (3,622)
                                                                               3,390 (E)
                                                  --------    ---------    -----------      -----------
Net Earnings..................................... $ 20,150     $ 7,383       $(6,496)        $  21,037
                                                  --------    ---------    -----------      -----------
                                                  --------    ---------    -----------      -----------
Earnings Per Share...............................                                            $    0.59
                                                                                            -----------
                                                                                            -----------
Weighted Average Number of Common Shares
  Outstanding....................................                             35,790 (F)        35,790(G)
                                                                           -----------      -----------
                                                                           -----------      -----------

 See Accompanying Notes to Unaudited Pro Forma Condensed Statement of Earnings.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                          NOTES TO UNAUDITED PRO FORMA
                        CONDENSED STATEMENTS OF EARNINGS

(A) To adjust general operating expenses to give effect to Seagull Energy's increased personnel, rent, consultation, professional and other expenses expected as a result of the Seagull Canada Acquisition.

(B) To eliminate depreciation, depletion and amortization, interest expense and income taxes of Novalta.

(C) To adjust depreciation, depletion and amortization to give effect to the Seagull Canada Acquisition.

(D) To adjust interest expense to give effect to the Seagull Canada Acquisition initially financed under the Canadian Credit Agreement and the Revolver, the reduction of the Revolver with the proceeds from the issuance and sale of the ENSTAR Alaska Stock and the amortization of loan acquisition costs relating to the Canadian Credit Agreement.

(E) To adjust income taxes for the items discussed in Notes (A) through (D) above.

(F) To reflect the issuance and sale of the ENSTAR Alaska Stock and the amendment of the terms of the Seagull Common Stock to provide for the issuance of the ENSTAR Alaska Stock.

(G) The weighted average number of shares of Seagull Common Stock outstanding is calculated assuming the implementation of the ENSTAR Alaska Stock Proposal.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

          MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                     AND RESULTS OF OPERATIONS (UNAUDITED)

BASIS OF PRESENTATION

     On March 11, 1994, Seagull Energy Corporation (the "Company") announced that it would seek shareholder approval of a comprehensive plan (the "ENSTAR Alaska Stock Proposal") that upon implementation would result in (i) the creation of a new class of common stock (the "ENSTAR Alaska Stock") intended to reflect separately the performance of the Company's natural gas transmission and distribution operations in South-Central Alaska (the "ENSTAR Alaska Group") and
(ii) the amendment of certain terms of the existing class of common stock (the "Seagull Common Stock") to allow for the issuance of the ENSTAR Alaska Stock. This capital structure has not been reflected in the accompanying combined financial statements.

     Because the ENSTAR Alaska Stock is intended to reflect separately the performance of the ENSTAR Alaska Group, the Seagull Common Stock will reflect the performance of the Company's remaining two business segments ("Seagull Energy") that consist of (i) natural gas exploration, development and production, which is the Company's primary business focus, and (ii) pipeline and marketing operations. The ENSTAR Alaska Stock Proposal will be submitted to the Company's shareholders for their consideration and approval.

     The financial statements for Seagull Energy and for the ENSTAR Alaska Group comprise all of the accounts included in the corresponding consolidated financial statements of the Company. The Seagull Energy financial statements have been prepared based upon methods that management believes to be reasonable and appropriate and reflect the combined historical financial position, results of operations and cash flows of Seagull Energy. Consistent with the Articles of Amendment to the Articles of Incorporation and relevant policies, such business group financial statements could also include contingent liabilities that are not separately identified with the operations of Seagull Energy.

     For additional information with respect to the ENSTAR Alaska Stock Proposal, see "Basis of Presentation" included in Note 1 of notes to the accompanying combined financial statements of Seagull Energy beginning on page V-27 of this Annex V.

                             RESULTS OF OPERATIONS

COMBINED HIGHLIGHTS

                                                                                    PERCENT CHANGE
                                                                                  -------------------
                                                 1993        1992        1991     1992-'93   1991-'92
                                               --------    --------    --------   --------   --------
                                                               (DOLLARS IN THOUSANDS)
Revenues:
  Exploration and production.................  $227,437    $ 91,991    $ 81,099     +  147     + 13
  Pipeline and marketing.....................    42,484      37,240      37,823     +   14     -  2
                                               --------    --------    --------   --------   --------
                                               $269,921    $129,231    $118,922     +  109     +  9
                                               --------    --------    --------   --------   --------
                                               --------    --------    --------   --------   --------
Operating profit (loss):
  Exploration and production.................  $ 42,969    $ (1,613)   $  1,275     +2,764     -227
  Pipeline and marketing.....................    14,065       9,057       7,884     +   55     + 15
                                               --------    --------    --------   --------   --------
                                               $ 57,034    $  7,444    $  9,159     +  666     - 19
                                               --------    --------    --------   --------   --------
                                               --------    --------    --------   --------   --------
Earnings (Loss) before cumulative effect of
  change in accounting principles............  $ 20,150    $ (6,041)   $ (4,519)    +  434     - 34
Net earnings (loss)..........................  $ 20,150    $ (5,351)   $ (4,519)    +  477     - 18
Net cash provided by operating activities
  before changes in operating assets and
  liabilities................................  $141,466    $ 60,012    $ 46,488     +  136     + 29
Net cash provided by operating activities....  $ 95,158    $ 61,662    $ 41,916     +   54     + 47
                                               --------    --------    --------   --------   --------
                                               --------    --------    --------   --------   --------

     For discussions regarding revenues, operating profit and operating results of the Exploration and Production and Pipeline and Marketing segments, reference is made to "Results of Operations" included in Management's Discussion and Analysis of Financial Condition and Results of Operations of Seagull Energy Corporation beginning on page IV-7 of Annex IV.

1993 Results Compared to 1992

     Seagull Energy recorded a significant increase in net earnings for the year ended December 31, 1993 versus the prior year due to increases in operating profit, partially offset by increases in interest and general and administrative expenses. Net earnings for 1993 includes a pre-tax gain of approximately $3.8 million relating to the sales of non-strategic producing properties. Net earnings of Seagull Energy also benefitted from a reduction in income taxes due to utilization of approximately $4.8 million in Internal Revenue Code Section 29 Tax credits, which more than offset a 1% increase in the federal corporate tax rate from 34% to 35%. In addition, net earnings for the prior year included a $4.6 million pre-tax settlement of litigation (the "Seismic Litigation Settlement") and the cumulative effect of a change in accounting principles described below. See "Other (Income) Expense" and "Income Taxes" sections below.

     Effective January 1, 1992, Seagull Energy adopted Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. The cumulative effect of this accounting change as of January 1, 1992 resulted in a reduction to the net loss of approximately $0.7 million as reflected in Seagull Energy's combined statement of earnings for the year ended December 31, 1992.

     Net cash provided by operating activities before and after changes in operating assets and liabilities for 1993 increased substantially in comparison to 1992 primarily as a result of significant increases in the exploration and production ("E&P") segment's natural gas production primarily due to its acquisition of Arkla Exploration Company (the "Mid-South Acquisition") from Arkla, Inc. ("Arkla") in December 1992.

1992 Results Compared to 1991

     Net earnings for 1992 increased from 1991 primarily due to the Seismic Litigation Settlement and the cumulative effect of a change in accounting principles described above, partially offset by higher general and administrative expenses and a higher effective income tax rate. See "Other (Income) Expense" and "Income Taxes" sections below.

     Net cash provided by operating activities before and after changes in operating assets and liabilities for 1992 increased in comparison to 1991 primarily due to increases in cash flows generated by the E&P segment and the Seismic Litigation Settlement.

OTHER (INCOME) EXPENSE

                                                                                     PERCENT CHANGE
                                                                                  --------------------
                                                  1993       1992       1991      1992-'93    1991-'92
                                                 -------    -------    -------    --------    --------
                                                                (DOLLARS IN THOUSANDS)
General and administrative.....................  $11,666    $10,099    $ 8,427       + 16        + 20
Interest expense...............................   30,455     11,500     11,920       +165        -  4
Interest income and other......................   (5,469)    (4,412)    (1,059)      + 24        +317
                                                 -------    -------    -------    --------    --------
                                                 $36,652    $17,187    $19,288       +113        - 11
                                                 -------    -------    -------    --------    --------
                                                 -------    -------    -------    --------    --------

     General and administrative expenses increased for the year ended December 31, 1993 in comparison to 1992 due to costs associated with three compensation plans, one for outside directors, one for key managers, and the other for all Seagull Energy employees, that are tied directly to the price of Seagull Common Stock. The closing price of Seagull Common Stock increased approximately 63% from 1992 to $25.375 at December 31, 1993. Also, increases in other payroll related expenses contributed to the increase in general and administrative expenses in 1993. These increases were partially offset by a decline in costs related to potential acquisitions which were not consummated.

     On December 31, 1992, Seagull Energy incurred additional debt to finance the Mid-South Acquisition. In addition, a large portion of its outstanding floating rate debt was refinanced in July 1993 with longer term debt bearing interest at fixed rates which were somewhat higher than the floating rates in effect for the debt being replaced. As a result of these transactions, Seagull Energy's interest expense and overall average interest rate increased for 1993.

     Interest income and other for 1993 includes a pre-tax gain of approximately $3.8 million relating to sales of non-strategic oil and gas producing properties. Net proceeds from the sales totaled approximately $13.0 million, resulting in an after-tax gain of approximately $2.8 million, or $0.08 per share. The parcels sold had proven reserves estimated at approximately 19 billion cubic feet ("Bcf") of natural gas equivalents.

     General and administrative expenses increased for the year ended December 31, 1992 in comparison to 1991 as a result of increases in payroll related expenses and a charge of approximately $1.2 million for costs related to a potential acquisition which was not consummated.

     During the first quarter of 1992, Seagull Energy incurred approximately $400,000 in severance expenses (included in general and administrative expenses and operations and maintenance costs) when it reduced its workforce by more than 10%. The workforce reduction was primarily a result of the depressed state of natural gas demand and prices in early 1992, coupled with a decrease in planned capital spending for 1992. Seagull Energy's workforce temporarily increased by approximately 240 employees as a result of the Mid-South Acquisition on December 31, 1992. Seagull Energy has retained a sizeable group of these employees. All severance expenses incurred in connection with any workforce reductions in the Mid-South area during 1993 were paid by Arkla. No additional workforce reductions are currently planned.

     Interest expense declined approximately 15% for the year ended December 31, 1992 in comparison to 1991 as a result of a decrease in the level of debt outstanding during the year as well as a decline in the overall average interest rate. This decline, however, was substantially offset by a fourth quarter 1992 charge to interest expense resulting from the expensing of $2.3 million in unamortized debt acquisition costs relating to the repayment of Seagull Energy's then existing revolving credit line in connection with the Mid-South Acquisition.

     Interest income and other for the year ended December 31, 1992 includes $4.6 million relating to the Seismic Litigation Settlement resulting from a claim made by Seagull Energy that certain of the seismic data acquired by it in connection with its acquisition of Houston Oil & Minerals Corporation was actually delivered to other purchasers. In accordance with the settlement agreement, Seagull Energy received a cash payment in July 1992 of $2.6 million and will receive up to $5 million in pipeline business accommodations through December 31, 1995. If less than $3 million of business accommodations are realized, Seagull Energy will receive a cash payment in early 1996 equal to the difference between $3 million and the sum of the business accommodations realized. The $4.6 million in 1992 income includes the $2.6 million cash payment plus the present value of the $3 million guaranteed minimum payment for business accommodations less certain expenses.

INCOME TAXES

     Seagull Energy's effective tax rate for the year ended December 31, 1993 was substantially lower than the statutory federal tax rate of 35% primarily because it utilized approximately $4.8 million in credits allowed under Section 29 of the Internal Revenue Code of 1986, as amended, to reduce its 1993 regular income tax liability. The Section 29 (Tight Sands) credits are allowed for production of fuels derived from nonconventional sources that are sold to nonrelated parties.

     The effect of utilizing the Section 29 credits discussed above more than offset the effect of an increase in the federal corporate tax rate from 34% to 35% called for in recently enacted tax legislation. The effect of this rate change was an increase in Seagull Energy's 1993 provision for federal income taxes of approximately $0.5 million.

     The provision for income taxes for 1993 and 1992 is not comparable to 1991 due to Seagull Energy's adoption of SFAS No. 109 effective January 1, 1992. This SFAS requires the use of the "liability method," which bases the amount of current and future taxes payable on events recognized in the consolidated financial statements and under existing tax laws. Seagull Energy recognized the cumulative effect of this change in accounting principle in the line item entitled "Cumulative Effect of Change in Accounting Principles" in the accompanying combined statement of earnings for the year ended December 31, 1992. Accordingly, periods prior to January 1, 1992 were not restated to reflect this change.

                        LIQUIDITY AND CAPITAL RESOURCES

     Capital expenditures for 1993 were substantially higher than those for 1992 due to significant increases in Seagull Energy's exploitative activities, primarily resulting from the large number of prospects acquired in connection with the Mid-South Acquisition, and its exploratory activities in response to improvements in prices received and demand for natural gas. Seagull Energy's E&P activities and related capital expenditures had been dramatically reduced in 1992 as a result of unacceptable natural gas prices early in the year.

     Capital expenditures for 1993, 1992 and 1991 were as follows:

                                                                                     PERCENT CHANGE
                                                                                   -------------------
                                                  1993        1992        1991     1992-'93   1991-'92
                                                --------    --------    --------   --------   --------
                                                                (DOLLARS IN THOUSANDS)
CAPITAL EXPENDITURES:
Exploration and production:
  Lease acquisitions..........................  $  7,396    $  5,396    $  4,446     + 37       + 21
  Exploration.................................    26,824       8,378      15,053     +220       - 44
  Development.................................    63,598      18,341      38,960     +247       - 53
                                                --------    --------    --------   --------   --------
                                                  97,818      32,115      58,459     +205       - 45
  Pipeline and marketing......................     2,115       1,622         634     + 30       +156
  Corporate...................................     2,015         890       2,124     +126       - 58
                                                --------    --------    --------   --------   --------
                                                $101,948    $ 34,627    $ 61,217     +194       - 43
                                                --------    --------    --------   --------   --------
                                                --------    --------    --------   --------   --------
ACQUISITIONS, NET OF CASH ACQUIRED:
  Exploration and production..................  $ 29,470    $391,531    $201,767     - 92       + 94
  Pipeline and marketing......................        --      10,357          --      N/A        N/A
                                                --------    --------    --------   --------   --------
                                                $ 29,470    $401,888    $201,767     - 93       + 99
                                                --------    --------    --------   --------   --------
                                                --------    --------    --------   --------   --------

     In October 1993, Seagull Energy purchased an interest in a producing natural gas field in East Texas for approximately $26.6 million, effective September 1, 1993. The interest purchased contained proved reserves estimated at approximately 28.3 Bcf of natural gas and approximately 143,000 Bbl of condensate, or the equivalent of 29.2 Bcf of natural gas as of the October 1993 closing date.

     Plans for 1994 call for capital expenditures of approximately $163 million, including about $160 million in exploration and production. Seagull Energy anticipates spending approximately $100 million for development, $10 million for lease acquisitions and $50 million will be devoted to exploration.

     The growth in the E&P segment over the past six years has been accomplished primarily through acquisitions financed initially by bank borrowings; however, since August 1990, Seagull Energy has reduced borrowings under existing bank facilities by $520 million with net proceeds received from three separate Seagull Common Stock offerings and the July 1993 sale of Senior and Senior Subordinated Notes, all in underwritten public offerings.

     In connection with the Mid-South Acquisition, Seagull Energy entered into a credit agreement (the "Credit Agreement") with a group of major U. S. and international banks (the "Banks"). The Credit Agreement provided for a $150 million term loan, which was repaid in full in February 1993 with the net proceeds of approximately $164 million from the sale of 10,120,000 shares of Seagull Common Stock, and a $475 million revolving credit line.

     In June 1993, Seagull Energy amended and restated the Credit Agreement converting the facility into a single revolving credit facility (the "Revolver") with a total commitment of $475 million and a final maturity of December 31, 1999.

     Under the terms of the Revolver, the commitments thereunder begin to decline on March 31, 1996 in equal quarterly reductions of $27.5 million and a final reduction of $62.5 million on December 31, 1999. The amount of senior indebtedness available to Seagull Energy under the provisions of the Revolver is subject to a borrowing base (the "Borrowing Base") based upon the proved reserves of the exploration and production segment and the financial performance of the Pipeline and Marketing segment and the ENSTAR Alaska Group. The Borrowing Base is generally determined annually, but may be redetermined, at the option of either Seagull Energy or the Banks, one additional time each year, and will be redetermined upon the sale of certain assets included in the Borrowing Base.

     As of January 4, 1994, immediately following the Company's acquisition of Novalta Resources Inc. ("Novalta") ("Seagull Canada Acquisition"), the available commitment under the Revolver is subject to a $610 million Borrowing Base and is determined after consideration of outstanding borrowings under Seagull Energy's other senior debt facilities. As of February 28, 1994, borrowings outstanding under the Revolver were $188.5 million, leaving immediately available unused commitments of approximately $141.1 million, net of outstanding letters of credit of $2.2 million, $100 million of borrowings outstanding under the Senior Notes, the nominated maximum borrowing availability of $160 million under the Canadian Credit Agreement, and $18.2 million in borrowings outstanding under Seagull Energy's money market facilities.

     In connection with the Seagull Canada Acquisition, Seagull Energy Canada Ltd. ("Seagull Canada"), the indirect wholly owned subsidiary of Seagull Energy which acquired Novalta, entered into a new $175 million reducing revolving credit facility (the "Canadian Credit Agreement") with a group of 10 Canadian affiliates of major U. S. and international banks. The Canadian Credit Agreement provides for dual currency borrowings in U. S. and Canadian dollars with a nominated maximum borrowing availability of $160 million, which may be increased or decreased by Seagull Energy at any time pursuant to provisions of the Canadian Credit Agreement, up to a maximum commitment of $175 million. The Canadian Credit Agreement matures on December 31, 1999 and commitments thereunder begin to decline on March 31, 1996 in equal quarterly reductions of $10,937,500. As of January 4, 1994, immediately following the Seagull Canada Acquisition, approximately $152 million in borrowings were outstanding under this facility.

     In July 1993, Seagull Energy sold $100 million of senior notes (the "Senior Notes") and $150 million of senior subordinated notes (the "Senior Subordinated Notes") (collectively the "Notes"). The Senior Notes bear interest at 7 7/8% per annum, are not redeemable prior to maturity or subject to any sinking fund and mature on August 1, 2003. The Senior Subordinated Notes bear interest at 8 5/8% per annum, are not subject to any sinking fund and mature on August 1, 2005. On or after August 1, 2000, the Senior Subordinated Notes are redeemable at the option of Seagull Energy, in whole or in part, at redemption prices declining from 102.59% in 2000 to 100.00% in 2003 and thereafter. The Notes were issued at par and interest is paid semi-annually. Net proceeds from the offering, totaling approximately $245.0 million, were used to repay borrowings outstanding under the Revolver.

     In addition to the facilities discussed above, Seagull Energy has money market facilities with two major U.S. banks with a combined maximum commitment of $70 million. These lines of credit bear interest at rates made available by the banks at their discretion and may be canceled at either Seagull Energy's or the banks' discretion. The lines are subject to annual renewal.

     Management believes that Seagull Energy's capital resources will be sufficient to finance current and forecasted operations. However, Seagull Energy continues to actively pursue potential acquisitions and, depending upon the size and terms of any such acquisition, additional financing may be required. The Company has historically received cash from the ENSTAR Alaska Group in the form of dividends and payments under the Management Agreement and Tax Sharing Agreement, as defined below. These dividends and contractual payments, after taking into account the costs and tax obligations related to the contractual payments, have been used by Seagull Energy (together with other funds available to it) to fund its operations, including its capital expenditure programs. If the ENSTAR Alaska Stock Proposal is adopted, Seagull Energy will no longer receive the benefit of dividends from the ENSTAR Alaska Group, but will continue to receive payments under the Management Agreement and the Tax Sharing Agreement. During the three years ended December 31, 1993, the ENSTAR Alaska Group paid regular dividends of $8 million per year and a special dividend of $20 million in 1991.

     To date, compliance with applicable environmental and safety regulations by Seagull Energy has not required any significant capital expenditures or materially affected its business or earnings. Seagull Energy believes it is in substantial compliance with environmental and safety regulations and foresees no material expenditures in the future; however, Seagull Energy is unable to predict the impact that compliance with future regulations may have on capital expenditures, earnings and competitive position.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                        COMBINED STATEMENTS OF EARNINGS

                                                                  YEAR ENDED DECEMBER 31,
                                                             ----------------------------------
                                                               1993         1992         1991
                                                             --------     --------     --------
                                                                   (DOLLARS IN THOUSANDS)
Revenues:
  Exploration and production...............................  $227,437     $ 91,991     $ 81,099
  Pipeline and marketing...................................    42,484       37,240       37,823
                                                             --------     --------     --------
                                                              269,921      129,231      118,922
                                                             --------     --------     --------
Costs of Operations:
  Cost of gas sold.........................................     2,660        3,888        5,913
  Operations and maintenance...............................    83,917       51,947       48,699
  Exploration charges......................................    17,265        9,905        9,227
  Depreciation, depletion and amortization.................   109,045       56,047       45,924
                                                             --------     --------     --------
                                                              212,887      121,787      109,763
                                                             --------     --------     --------
Operating Profit...........................................    57,034        7,444        9,159
Other (Income) Expense:
  General and administrative...............................    11,666       10,099        8,427
  Interest expense.........................................    30,455       11,500       11,920
  Interest income and other................................    (5,469)      (4,412)      (1,059)
                                                             --------     --------     --------
                                                               36,652       17,187       19,288
                                                             --------     --------     --------
Earnings (Loss) Before Income Taxes and Cumulative Effect
  of Change in Accounting Principles.......................    20,382       (9,743)     (10,129)
Income Tax Expense (Benefit)...............................       232       (3,702)      (5,610)
                                                             --------     --------     --------
Earnings (Loss) Before Cumulative Effect of Change in
  Accounting Principles....................................    20,150       (6,041)      (4,519)
Cumulative Effect of Change in Accounting Principles.......        --          690           --
                                                             --------     --------     --------
Net Earnings (Loss)........................................  $ 20,150     $ (5,351)    $ (4,519)
                                                             --------     --------     --------
                                                             --------     --------     --------

            See Accompanying Notes to Combined Financial Statements.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                            COMBINED BALANCE SHEETS

                                     ASSETS

                                                                            DECEMBER 31,
                                                                       ----------------------
                                                                         1993          1992
                                                                       ---------     --------
                                                                       (DOLLARS IN THOUSANDS)
Current Assets:
  Cash and cash equivalents..........................................  $   4,949     $  2,663
  Accounts receivable, net...........................................     81,021       69,755
  Inventories........................................................      1,951        1,593
  Prepaid expenses and other.........................................      4,890          746
                                                                       ---------     --------
       Total Current Assets..........................................     92,811       74,757
Property, Plant and Equipment -- at cost (successful efforts method for
  gas and oil properties)............................................  1,061,818      983,156
Accumulated Depreciation, Depletion and Amortization.................    290,633      205,713
                                                                       ---------     --------
                                                                         771,185      777,443
Other Assets.........................................................     68,554       64,878
                                                                       ---------     --------
       Total Assets..................................................  $ 932,550     $917,078
                                                                       ---------     --------
                                                                       ---------     --------
                                LIABILITIES AND COMMON EQUITY
Current Liabilities:
  Accounts payable...................................................  $  71,084     $ 87,070
  Accrued expenses...................................................     23,469        8,169
  Prepaid gas and oil sales..........................................      7,590       27,933
                                                                       ---------     --------
       Total Current Liabilities.....................................    102,143      123,172
Long-Term Debt.......................................................    397,000      541,000
Other Noncurrent Liabilities.........................................     53,024       68,402
Deferred Income Taxes................................................        366        2,598
Common Equity........................................................    380,017      181,906
Commitments and Contingencies........................................
                                                                       ---------     --------
       Total Liabilities and Common Equity...........................  $ 932,550     $917,078
                                                                       ---------     --------
                                                                       ---------     --------

            See Accompanying Notes to Combined Financial Statements.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                       COMBINED STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------
                                                            1993           1992           1991
                                                         ----------     ----------     ----------
                                                                  (DOLLARS IN THOUSANDS)
Operating Activities
  Net earnings (loss)..................................  $   20,150     $   (5,351)    $   (4,519)
  Adjustments to reconcile net earnings (loss) to net
     cash provided by operating activities:
     Cumulative effect of change in accounting
       principles......................................          --           (690)            --
     Depreciation, depletion and amortization..........     110,957         57,318         46,943
     Amortization of loan acquisition costs............       4,092          2,771            592
     Deferred income taxes.............................      (2,322)          (399)        (1,961)
     Dry hole expense..................................      10,534          5,232          4,195
     Gain on sales of property, plant and equipment....      (3,929)          (177)           (46)
     Distributions in excess of earnings from
       partnerships....................................       1,506            872            888
     Other.............................................         478            436            396
                                                         ----------     ----------     ----------
                                                            141,466         60,012         46,488
     Changes in operating assets and liabilities, net
       of acquisitions:
       Decrease (Increase) in accounts receivable,
          net..........................................      (9,384)         6,813         (6,272)
       Decrease (Increase) in inventories, prepaid
          expenses and other...........................         865           (373)        (1,153)
       Increase (Decrease) in accounts payable.........     (17,662)        (3,274)         3,179
       Decrease in prepaid gas and oil sales...........     (27,933)            --             --
       Increase (Decrease) in accrued expenses and
          other........................................       7,806         (1,516)          (326)
                                                         ----------     ----------     ----------
       Net Cash Provided By Operating Activities.......      95,158         61,662         41,916
Investing Activities
  Capital expenditures.................................    (101,948)       (34,627)       (61,217)
  Acquisitions, net of cash acquired...................     (29,470)      (401,888)      (201,767)
  Proceeds from sales of property, plant and
     equipment.........................................      13,566          1,202          1,303
                                                         ----------     ----------     ----------
       Net Cash Used In Investing Activities...........    (117,852)      (435,313)      (261,681)
Financing Activities
  Proceeds from revolving lines of credit and other
     borrowings........................................     599,490        697,000        307,000
  Principal payments on revolving lines of credit and
     other borrowings..................................    (743,490)      (312,667)      (154,954)
  Fees paid to acquire financing.......................      (6,535)       (17,980)        (3,201)
  Contributions from the Company.......................     174,063          8,538         65,571
  Other................................................       1,452            815            788
                                                         ----------     ----------     ----------
       Net Cash Provided By Financing Activities.......      24,980        375,706        215,204
                                                         ----------     ----------     ----------
       Increase (Decrease) In Cash And Cash
          Equivalents..................................       2,286          2,055         (4,561)
Cash And Cash Equivalents At Beginning Of Year.........       2,663            608          5,169
                                                         ----------     ----------     ----------
Cash And Cash Equivalents At End Of Year...............  $    4,949     $    2,663     $      608
                                                         ----------     ----------     ----------
                                                         ----------     ----------     ----------

            See Accompanying Notes to Combined Financial Statements.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

                     NOTES TO COMBINED FINANCIAL STATEMENTS

INDEX                                                                                     PAGE
- - -----                                                                                     ----
  1.   Summary of Significant Accounting Policies.......................................  V-27
  2.   Related Party Activities.........................................................  V-30
  3.   Acquisitions.....................................................................  V-31
  4.   Property, Plant and Equipment....................................................  V-32
  5.   Supplemental Gas and Oil Producing Activities (Unaudited)........................  V-32
  6.   Other Noncurrent Assets..........................................................  V-32
  7.   Long-Term Debt...................................................................  V-34
  8.   Other Noncurrent Liabilities.....................................................  V-37
  9.   Fair Value of Financial Instruments..............................................  V-38
 10.   Common Equity....................................................................  V-38
 11.   Employee Benefit Plans...........................................................  V-39
 12.   Interest Income and Other........................................................  V-39
 13.   Income Taxes.....................................................................  V-40
 14.   Business Segments................................................................  V-43
 15.   Selected Quarterly Financial Data (Unaudited)....................................  V-44
 16.   Commitments and Contingencies....................................................  V-44
 17.   Subsequent Event.................................................................  V-45

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation. On March 11, 1994, Seagull Energy Corporation (the "Company") announced that it would seek shareholder approval of a comprehensive plan (the "ENSTAR Alaska Stock Proposal") that upon implementation would result in (i) the creation of a new class of common stock (the "ENSTAR Alaska Stock") intended to reflect separately the performance of the Company's natural gas transmission and distribution operations in South-Central Alaska (the "ENSTAR Alaska Group") and (ii) the amendment of certain terms of the existing class of common stock (the "Seagull Common Stock") to allow for the issuance of the ENSTAR Alaska Stock. This capital structure has not been reflected in these financial statements.

     Because the ENSTAR Alaska Stock is intended to reflect separately the performance of the ENSTAR Alaska Group, the Seagull Common Stock will reflect the performance of the Company's remaining two business segments ("Seagull Energy") that consist of (i) natural gas exploration, development and production, which is the Company's primary business focus, and (ii) pipeline and marketing operations. The ENSTAR Alaska Stock Proposal, which is summarized below, will be submitted to the Company's shareholders for their consideration and approval.

     The Company currently plans, shortly after shareholder approval of the ENSTAR Alaska Stock Proposal and subject to prevailing market and other conditions, to make a public offering for cash of shares of ENSTAR Alaska Stock (the "ENSTAR Alaska Stock Offering") representing 100% of the equity attributable to the ENSTAR Alaska Group. The Board of Directors reserves the right to sell less than 100% of such equity and also reserves the right not to proceed with the ENSTAR Alaska Stock Offering if it determines that consummation of such offering is not in the best interests of the Company. The net proceeds of the ENSTAR Alaska Stock Offering would be used to repay amounts borrowed under the Company's revolving credit agreement, none of which debt is attributable to the ENSTAR Alaska Group.

     The financial statements for Seagull Energy and for the ENSTAR Alaska Group comprise all of the accounts included in the corresponding consolidated financial statements of the Company. The Seagull Energy financial statements have been prepared based upon methods that management believes to be reasonable and appropriate and reflect the combined historical financial position, results of operations and cash flows of Seagull Energy. Consistent with the Articles of Amendment to the Articles of Incorporation and relevant

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

policies, such business group financial statements could also include contingent liabilities that are not separately identified with the operations of Seagull Energy.

     If the ENSTAR Alaska Stock Proposal receives the requisite shareholder approval and the ENSTAR Alaska Stock Offering is consummated, Seagull will provide to holders of Seagull Common Stock separate audited financial statements, management's discussion and analysis, description of business and other relevant information for Seagull Energy and the Company. Notwithstanding the allocation of the Company's assets and liabilities (including contingent liabilities) and shareholders' equity between Seagull Energy and the ENSTAR Alaska Group for the purpose of preparing their respective financial statements, holders of Seagull Common Stock (together with the holders of ENSTAR Alaska Stock) will be shareholders of the Company and will continue to be subject to all of the risks associated with an investment in the Company and all of its businesses and liabilities. Such allocation and the change in the equity structure of the Company contemplated by the ENSTAR Alaska Stock Proposal will not affect legal title to the assets or responsibility for the liabilities of the Company or any of its subsidiaries. As a result, the ENSTAR Alaska Stock Proposal will not affect the rights of holders of the Company's or any of its subsidiaries' debt. Financial impacts arising from the ENSTAR Alaska Group that affect the Company's financial condition could affect the results of operations or financial position of Seagull Energy. In addition, any net losses of the ENSTAR Alaska Group and dividends or distributions on, or repurchase of, ENSTAR Alaska Stock will reduce the legally available funds of the Company available for payment of dividends on the Seagull Common Stock. Accordingly, the Company's consolidated financial information and the combined financial information for the ENSTAR Alaska Group should be read in conjunction with Seagull Energy's combined financial information.

     Dividends on the Seagull Common Stock will be limited to the lesser of (i) legally available funds of the Company under Texas law and (ii) the Available Seagull Energy Dividend Amount, as defined. Amounts available for dividends may be further limited by covenants in the Company's bank credit agreements and other financing documents. See the Company's consolidated financial statements and notes related thereto. The Company has not paid any cash dividends on shares of Seagull Common Stock since it became an independent entity in 1981. The ENSTAR Alaska Stock Proposal would not change the Company's dividend policy with respect to the Seagull Common Stock. Accordingly, the Board of Directors does not currently intend to pay dividends on the Seagull Common Stock.

     The accounting policies applicable to the preparation of the financial statements of Seagull Energy and of the ENSTAR Alaska Group could be modified or rescinded in the sole discretion of the Board of Directors without approval of shareholders, although there is no present intention to do so. The Board of Directors could also adopt additional policies depending upon the circumstances. Any determination of the Board of Directors to modify or rescind such policies, or to adopt additional policies, would be made by the Board of Directors in good faith and in the honest belief that such decision is in the best interests of the Company. Any such determination would also be made in light of the requirements imposed by the Alaska Public Utilities Commission that any transactions between the ENSTAR Alaska Group and its affiliates, including Seagull Energy, must be on terms comparable to arm's length transactions. In addition, generally accepted accounting principles require that any change in accounting policy be preferable (in accordance with such principles) to the policy previously established.

     Combination. The accompanying combined financial statements include the combined accounts of the businesses comprising Seagull Energy.

     The results of operations of Seagull Mid-South Inc. ("Seagull Mid-South"), formerly Arkla Exploration Company ("Arkla Exploration") have been included with those of Seagull Energy since December 31, 1992, and the results of operations of certain gas and oil assets (the "Mid-Continent Assets") purchased from Mesa Limited Partnership, a predecessor of Mesa, Inc., ("Mesa") have been included with those of Seagull Energy since March 8, 1991, the respective acquisition dates (see Note 3).

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

     Partnerships in which Seagull Energy holds a 50% interest or less are accounted for using the equity method.

     Cash Equivalents. Cash equivalents include all highly liquid investments with a maturity of three months or less when purchased.

  Supplemental Disclosures of Cash Flow Information.

                                                                  YEAR ENDED DECEMBER 31,
                                                            -----------------------------------
                                                             1993          1992          1991
                                                            -------       -------       -------
                                                                  (DOLLARS IN THOUSANDS)
Cash paid during the year for:
  Interest, net of amount capitalized.....................  $23,034       $12,391       $12,373
  Income taxes............................................  $ 3,804       $(2,461)      $(1,665)

     Inventories. Materials and supplies are valued at the lower of average cost or market value (net realizable value). Inventories of hydrocarbon products are valued on a first-in, first-out (FIFO) basis at the lower of cost or market value.

     Gas and Oil Properties. Seagull Energy uses the successful efforts method of accounting for its gas and oil operations. The costs of unproved leaseholds are capitalized pending the results of exploration efforts. Unproved leaseholds with significant acquisition costs are assessed periodically, on a property-by-property basis, and a loss is recognized to the extent, if any, that the cost of the property has been impaired. Unproved leaseholds whose acquisition costs are not individually significant are aggregated, and the portion of such costs estimated to ultimately prove nonproductive, based on experience, is amortized over an average holding period. As unproved leaseholds are determined to be productive, the related costs are transferred to proved leaseholds. Exploratory dry holes and geological and geophysical charges are expensed. Depletion of proved leaseholds and amortization and depreciation of the costs of all development and successful exploratory drilling are provided by the unit-of-production method based upon estimates of proved gas and oil reserves on a field-by-field basis. Estimated costs (net of salvage value) of dismantling and abandoning gas and oil production facilities are computed and included in depreciation and depletion using the unit-of-production method. The total estimated future dismantlement and abandonment cost being amortized as of December 31, 1993 was approximately $23.2 million. On a world-wide basis, should the net capitalized costs exceed the estimated future undiscounted after tax net cash flows from proved gas and oil reserves, such excess costs would be charged to expense.

     Other Property, Plant and Equipment. Depreciation of gas gathering pipeline facilities is computed principally using the unit-of-production method based on the estimated proved reserves to be transported through the pipeline facility. Depreciation of the gas processing plants and other property is computed using the straight-line method over their estimated useful lives, which vary from 3 to 20 years. Gain or loss on sale or disposition of property is credited or charged to interest income and other.

     Maintenance, repairs and renewals are charged to operations and maintenance expense except that renewals which extend the life of the property are capitalized.

     Revenue Recognition. Seagull Energy records revenue following the entitlement method of accounting for production gas imbalances.

     Profits on construction of pipeline systems for third parties is recognized under the percentage-of-completion method.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

     General and Administrative Expense. General and administrative expenses represent various overhead costs of corporate departments. All overhead expenses directly related to the operations of Seagull Energy's business segments are included in operations and maintenance costs and exploration charges.

     Interest Rate Swap Agreements. Seagull Energy has entered into interest rate swap agreements to manage the impact of changes in interest rates. The differential interest to be paid or received is accrued as interest rates change and is recognized over the life of the agreements as a component of interest expense.

     Income Taxes. Effective January 1, 1992, Seagull Energy adopted Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. This SFAS requires the use of the liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as part of the provision for income taxes in the period that includes the enactment date.

     Prior to January 1, 1992, Seagull Energy used the deferral method of accounting for income taxes, under which deferred taxes were provided for all material timing differences arising from the recognition of certain items of income and expense in different accounting periods for tax and financial accounting purposes using the tax rate applicable for the year of the calculation. Under the deferral method, deferred taxes were not adjusted for subsequent changes in tax rates.

     Earnings Per Share. Historical earnings per share are omitted from the combined statements of earnings since the ENSTAR Alaska Stock was not part of the equity structure of the Company and the Seagull Common Stock had not been amended to allow for the issuance of the ENSTAR Alaska Stock for the periods presented.

2. RELATED PARTY ACTIVITIES

     The following policies and agreements may be modified or rescinded by action of the Board of Directors, or the Board of Directors may adopt additional policies, without approval of the shareholders of the Company, although the Board of Directors has no present intention to do so.

     Corporate Overhead Costs. Since 1985, when the Company acquired the ENSTAR Alaska Group, Seagull Energy has provided certain management and administrative services to the ENSTAR Alaska Group pursuant to a series of written management agreements. The most recent such agreement, the Agreement for Services, was entered into effective as of January 1, 1993 (the "Management Agreement"). Pursuant to the Management Agreement, Seagull Energy provides certain management, financial reporting, legal, human resources, treasury, investor relations and administrative services to the ENSTAR Alaska Group. In consideration for these services, the ENSTAR Alaska Group has agreed to pay Seagull Energy an annual management fee equal to the greater of (i) $1,925,000 and (ii) the sum of (A) the direct cost of providing such services and (B) the allocable portion of Seagull Energy's general and administrative expenses associated with providing such services, primarily determined by reference to the relative amount of time spent by Seagull Energy's employees to provide such services. The Management Agreement would continue in effect following implementation of the ENSTAR Alaska Stock Proposal. The Management Agreement may be amended by agreement between Seagull Energy and the ENSTAR Alaska Group. Fees paid by the ENSTAR Alaska Group pursuant to the Management Agreement totaled $1.9 million in each of the years 1993, 1992 and 1991 and were included as a reduction in general and administrative expenses.

     Income Taxes. Seagull Energy and the ENSTAR Alaska Group are also parties to a tax sharing agreement dated as of January 1, 1986 (the "Tax Sharing Agreement"). Because the ENSTAR Alaska

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

Group is included in the Company's consolidated group for income tax purposes, tax deductions and credits attributable to Seagull Energy tend to reduce the amount of income tax that would be payable if such taxes were calculated solely with respect to the operations of the ENSTAR Alaska Group. Pursuant to the Tax Sharing Agreement, the ENSTAR Alaska Group generally pays Seagull Energy an amount equal to the amount of income taxes that would be payable by the ENSTAR Alaska Group on a "stand alone" basis, excluding the effects of historical purchase accounting adjustments. In this regard, the assets and liabilities of the ENSTAR Alaska Group are accounted for based upon the ENSTAR Alaska Group's original historical cost prior to the ENSTAR Alaska Group's acquisition by the Company in 1985. To the extent current taxes paid by the ENSTAR Alaska Group to Seagull Energy pursuant to the Tax Sharing Agreement differ from amounts computed based on income and expenses included in the ENSTAR Alaska Group's statements of earnings, such amounts are recorded as an adjustment to common equity. The ENSTAR Alaska Group would continue to be included in the Company's consolidated group for income tax purposes after the implementation of the ENSTAR Alaska Stock Proposal, and the Tax Sharing Agreement would continue in effect. The Tax Sharing Agreement may be amended by agreement between Seagull Energy and the ENSTAR Alaska Group.

3. ACQUISITIONS

     Seagull Mid-South Inc. On December 31, 1992, Seagull Energy purchased all of the outstanding capital stock of Arkla Exploration from Arkla, Inc. ("Arkla") for approximately $397 million in cash, subject to certain customary post-closing adjustments (the "Mid-South Acquisition"). The purchase price was adjusted for, among other things, certain title defects and an adjustment relating to the net aggregate gas imbalances attributable to Arkla Exploration's interest in the properties it owned. The final adjusted purchase price was approximately $393 million. The acquisition was accounted for as a purchase.

     Seagull Mid-South's assets (the "Mid-South Properties") consist almost exclusively of natural gas and oil reserves and developed and undeveloped lease acreage concentrated principally in a small number of fields located in Arkansas, Louisiana, Mississippi, Oklahoma and Texas. Arkla Exploration entered into prepaid gas and oil sales contracts prior to its acquisition by Seagull Energy. As of December 31, 1992, Seagull Mid-South was obligated to deliver for no future consideration approximately 13 billion cubic feet ("Bcf") of gas and approximately one million barrels ("MMbbl") of oil and condensate pursuant to these contracts over periods expiring January 31, 1994 and June 30, 1995, respectively. As of December 31, 1993, approximately 620 million cubic feet ("MMcf") of gas and 529,000 barrels of oil and condensate remain to be delivered under these contracts.

     Mid-Continent Assets. On March 8, 1991, Seagull Energy purchased the Mid-Continent Assets from Mesa for approximately $199 million in cash after certain adjustments. In addition, Seagull Energy and Mesa entered into a contingent gas price payment agreement at the closing pursuant to which Seagull Energy would generally pay an additional $450,000 (up to a maximum of $25 million) for each $.01 that the weighted average wellhead price, as defined, of natural gas sold from the Mid-Continent Assets exceeds $1.80 per thousand cubic feet ("Mcf") for the three year period ending December 31, 1993. The estimated weighted average wellhead price, as defined, of natural gas sold for the three year period ended December 31, 1993 was $1.76 per Mcf. Based upon this estimated price, Seagull Energy does not anticipate that any payment will be required under the contingent gas price payment agreement. The Mid-Continent Assets include gas and oil interests generally located in Western Oklahoma and the Texas Panhandle and certain related assets. The acquisition was accounted for as a purchase.

     See Note 17 for information concerning the acquisition of Novalta Resources Inc. ("Novalta") (the "Seagull Canada Acquisition") in January 1994.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

4. PROPERTY, PLANT AND EQUIPMENT

     The major classes of property, plant and equipment are shown below:

                                                                        DECEMBER 31,
                                                                   -----------------------
                                                                      1993          1992
                                                                   ----------     --------
                                                                   (DOLLARS IN THOUSANDS)
    Gas and oil properties.......................................  $  972,460     $888,178
    Pipeline facilities..........................................      63,019       72,413
    Gas processing plants........................................      15,808       12,301
    Equipment and other..........................................      10,531       10,264
                                                                   ----------     --------
                                                                   $1,061,818     $983,156
                                                                   ----------     --------
                                                                   ----------     --------

     Interest cost capitalized as property, plant and equipment amounted to approximately $0.8 million in 1993 and 1992 and $1.6 million in 1991. Total depreciation, depletion and amortization related to property, plant and equipment amounted to approximately $111.0 million, $57.3 million and $46.9 million in 1993, 1992 and 1991, respectively.

5. SUPPLEMENTAL GAS AND OIL PRODUCING ACTIVITIES (UNAUDITED)

     For disclosures with respect to supplemental gas and oil producing activities, reference is made to Note 4 of notes to the consolidated financial statements of Seagull Energy Corporation beginning on page IV-21 of Annex IV.

6. OTHER NONCURRENT ASSETS

     Other assets include the following:

                                                                          DECEMBER 31,
                                                                       -------------------
                                                                        1993        1992
                                                                       -------     -------
                                                                           (DOLLARS IN
                                                                           THOUSANDS)
    Natural gas imbalances...........................................  $31,271     $35,418
    Debt acquisition costs...........................................   18,387      16,656
    Investments in partnerships......................................    7,377       8,883
    Acquisition costs -- Seagull Canada Acquisition..................    7,745          --
    Other............................................................    3,774       3,921
                                                                       -------     -------
                                                                       $68,554     $64,878
                                                                       -------     -------
                                                                       -------     -------

     Natural Gas Imbalances. Seagull Energy records revenue following the entitlement method of accounting for production imbalances, in which any excess amount received above its share is treated as a liability. If less than Seagull Energy's entitlement is received, the underproduction is recorded as an asset. Seagull Energy records revenue from gas marketing sales net of the cost of gas and third-party delivery fees, with any resulting transportation imbalances recorded as a current receivable or payable.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

     Seagull Energy's natural gas imbalance assets and liabilities were as follows:

                                                                  DECEMBER 31,
                                                   -------------------------------------------
                                                          1993                    1992
                                                   -------------------     -------------------
                                                   AMOUNT      VOLUMES     AMOUNT      VOLUMES
                                                   -------     -------     -------     -------
                                                    (DOLLARS IN THOUSANDS AND VOLUMES IN BCF)
    ASSETS:
      Current....................................  $ 5,808        3.6      $ 2,686        1.8
      Noncurrent.................................   31,271       20.9       35,418       23.8
                                                   -------     -------     -------     -------
                                                   $37,079       24.5      $38,104       25.6
                                                   -------     -------     -------     -------
                                                   -------     -------     -------     -------
    LIABILITIES:
      Current....................................  $ 7,546        4.5      $ 5,552        3.7
      Noncurrent.................................   31,693       20.7       39,011       25.7
                                                   -------     -------     -------     -------
                                                   $39,239       25.2      $44,563       29.4
                                                   -------     -------     -------     -------
                                                   -------     -------     -------     -------

  Debt Acquisition Costs.

     Debt acquisition costs represent financing costs incurred in connection with the execution of various facilities entered into or securities issued by Seagull Energy. These costs are capitalized and amortized to interest expense over the life of the related debt. As discussed in Note 7, Seagull Energy has a $475 million revolving credit line which matures in 1999. Financing costs initially incurred in 1992 of approximately $16.7 million were capitalized in connection with this facility and will be amortized to interest expense over periods ending December 31, 1999. Approximately $5.0 million in financing costs incurred were capitalized in connection with the July 1993 issuance of $250 million in senior and senior subordinated notes, and will be amortized to interest expense over periods ending August 1, 2005 (See Note 7).

  Investments in Partnerships.

          Seagull Shoreline System. Seagull Energy, through one of its combined subsidiaries, serves as operator and at December 31, 1993 held approximately a 19% interest in the Seagull Shoreline System ("SSS"), a partnership that owns an offshore gas pipeline. At December 31, 1993, the investment in SSS amounted to $2.3 million.

          Cavallo Pipeline Company. A combined subsidiary of Seagull Energy owns a 50% interest in, and operates, Cavallo Pipeline Company ("Cavallo"). The Cavallo system consists of an offshore pipeline system. At December 31, 1993, the investment in Cavallo amounted to approximately $5.1 million.

     The financial position and results of operations of SSS and Cavallo are summarized below. The amounts in the table include interests that are not 100% attributable to Seagull Energy:

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

                                               SSS                               CAVALLO
                                 -------------------------------     -------------------------------
                                     YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                 -------------------------------     -------------------------------
                                  1993        1992        1991        1993        1992        1991
                                 -------     -------     -------     -------     -------     -------
INCOME STATEMENT DATA (for the
  year):
  Revenues.....................  $ 9,309     $ 7,366     $ 6,718     $ 4,737     $ 4,061     $ 2,931
  Earnings before income
     taxes.....................    5,467       3,575       2,899       2,624       2,061         839
BALANCE SHEET DATA
  (at December 31):
  Current assets...............    1,782       1,513       1,545         982       1,175       1,017
  Noncurrent assets............   12,975      15,152      17,326      10,148      11,412      12,665
  Current liabilities..........      435         653         720         163         118         179

     Seagull Energy's interest in the combined earnings of SSS and Cavallo for the years ended December 31, 1993, 1992 and 1991 was $2.5 million, $2.2 million and $1.5 million, respectively.

     In April 1993, SSS filed an application with the Federal Energy Regulatory Commission (the "FERC") requesting an increase in its per unit transportation tariff to $0.09 per MMbtu. To date, the FERC has not approved nor disapproved SSS's application and it cannot be determined what rate the FERC will ultimately approve. As a result, the 1993 revenues and earnings before income taxes disclosed above for SSS could be reduced by as much as approximately $2.5 million if the tariff increase is ultimately not approved by the FERC. Seagull Energy's interest in the 1993 combined earnings of SSS and Cavallo reflects a reduction of approximately $0.5 million for 1993 transportation tariffs which may not ultimately be approved by the FERC.

     Acquisition Costs -- Seagull Canada Acquisition. Acquisition costs represent costs incurred in connection with the Seagull Canada Acquisition, including a deposit of approximately $7.5 million paid in November 1993 which was applied as part of the cash purchase price paid in January 1994 (see Note
17).

7. LONG-TERM DEBT

     Long-term debt for 1993 and 1992 was as follows:

                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1993         1992
                                                                         --------     --------
                                                                        (DOLLARS IN THOUSANDS)
Money market facilities, variable rates (3.875%-4.75% at December 31,
  1993)
  due in 1994..........................................................  $ 70,000     $     --
Term Loan, variable rates (8% at December 31, 1992) due in 1993-1995...        --      150,000
Revolving credit, variable rates (6% and 8% at December 31, 1993 and
  1992)
  due in 1996-1999.....................................................    77,000      391,000
Senior notes, 7.875%, due August 1, 2003...............................   100,000           --
Senior subordinated notes, 8.625%, due August 1, 2005..................   150,000           --
                                                                         --------     --------
          Total long-term debt.........................................  $397,000     $541,000
                                                                         --------     --------
                                                                         --------     --------

     The combined financial statements reflect debt and related interest expense incurred directly by Seagull Energy. The change in the equity structure of the Company contemplated by the ENSTAR Stock Proposal will not affect responsibility for the liabilities of the Company or any of its subsidiaries.

     Money Market Facilities. Seagull Energy has money market facilities with two major U. S. banks with a combined maximum commitment of $70 million. These lines of credit bear interest at rates made available by

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

the banks at their discretion and may be canceled at either Seagull Energy's or the banks' discretion. The lines are subject to annual renewal. In connection with the Seagull Canada Acquisition (see Note 17), borrowings outstanding under Seagull Energy's money market facilities were reduced to $10 million in January 1994 and the remaining $60 million was refinanced with borrowings under the Revolver (defined below).

     Seagull Energy Corporation Revolving Credit. During 1993, Seagull Energy amended and restated its credit agreement with a group of major U. S. and international banks (the "Banks") converting the facility into a single revolving credit facility (the "Revolver") with a total commitment of $475 million and a final maturity of December 31, 1999. The facility was also amended to, among other things, release as security all of the following: (i) a pledge of the stock of all direct or indirect subsidiaries of the Company whose shares had been pledged; (ii) a mortgage on all gas and oil properties of the Company and its subsidiaries; and (iii) guaranties from each of the Company's subsidiaries pledging stock or mortgaging properties as described above. Under the terms of the Revolver, the commitments thereunder begin to decline on March 31, 1996 in equal quarterly reductions of $27.5 million and a final reduction of $62.5 million on December 31, 1999.

     The Revolver is an unsecured credit facility that contains restrictive provisions regarding the incurrence of additional debt, the making of investments outside existing lines of business, the maintenance of certain financial ratios (based upon the Company's consolidated financial condition and results of operations), the incurrence of additional liens, the declaration or payment of dividends (other than dividends payable on up to $100 million of preferred stock or dividends payable solely in the form of additional shares of Seagull Common Stock) and the repurchase or redemption of capital stock. Under the most restrictive of these provisions, approximately $9.1 million was available for payment of cash dividends on Seagull Common Stock or to repurchase Seagull Common Stock as of December 31, 1993. As of January 4, 1994, immediately following the Seagull Canada Acquisition, the Company's consolidated Debt to Capitalization Ratio, as defined under the Revolver, increased to 60.2%. In the event the Company's consolidated Debt to Capitalization Ratio is in excess of 60% as of March 31, 1994, the Company would not be able to pay any cash dividends on or repurchase any Seagull Common Stock under these currently existing provisions. No cash dividends have been paid on Seagull Common Stock since the Company became an independent entity in 1981. However, in connection with the consummation of the ENSTAR Alaska Stock Offering, the Revolver will be required to be amended to allow for the payment of cash dividends on the ENSTAR Alaska Stock.

     The Revolver bears interest, at Seagull Energy's option, at a rate equal to
(i) either one, two, three or six month Adjusted LIBOR, plus a margin (the "LIBOR Margin") or (ii) the Reference Rate, plus a margin (the "Prime Margin"). The "Reference Rate" is the greater of (i) 0.5% per annum above the daily federal funds rate or (ii) the prime rate of the agent bank. The LIBOR Margin ranges from 0.625% to 2.5% per annum, depending upon the Company's credit rating and consolidated Debt to Capitalization Ratio (as defined under the Revolver), and the Prime Margin ranges from 0% to 1.5% per annum, depending upon the same factors.

     Under provisions included in the Revolver, the amount of senior indebtedness available to Seagull Energy is subject to a borrowing base (the "Borrowing Base"), based upon the proved reserves of the exploration and production segment and the financial performance of the Pipeline and Marketing segment and the ENSTAR Alaska Group. The Borrowing Base is generally determined annually, but may be redetermined, at the option of either Seagull or the Banks, one additional time each year, and will be redetermined upon the sale of certain assets included in the Borrowing Base. If the Borrowing Base is redetermined in such a manner that the amount outstanding under the Revolver (or any other permitted senior debt facility) exceeds the new Borrowing Base, then Seagull Energy must repay the Revolver or such other indebtedness in an amount necessary to cure the deficiency. If such deficiency has not been cured within 30 days, such deficiency must be cured in three equal quarterly installments.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

     As of January 4, 1994, immediately following the Seagull Canada Acquisition, the available commitment under the Revolver is subject to a $610 million Borrowing Base and is determined after consideration of outstanding borrowings under Seagull Energy's other senior debt facilities. On that date, borrowings outstanding under the Revolver were $188.5 million, leaving immediately available unused commitments of approximately $149.3 million, net of outstanding letters of credit of $2.2 million, $100 million of borrowings outstanding under the Senior Notes (defined below), the nominated maximum borrowing availability of $160 million under the Canadian Credit Agreement (defined below), and $10 million in borrowings outstanding under the money market facilities.

     Canadian Credit Agreement. In connection with the Seagull Canada Acquisition (see Note 17), Seagull Energy Canada Ltd., the indirect wholly owned subsidiary of the Company which acquired Novalta, entered into a new $175 million reducing revolving credit facility (the "Canadian Credit Agreement") with a group of 10 Canadian affiliates of major U. S. and international banks. The Canadian Credit Agreement provides for dual currency borrowings in U. S. and Canadian dollars with a nominated maximum borrowing availability of $160 million, which may be increased or decreased by Seagull Energy at any time pursuant to provisions of the Canadian Credit Agreement, up to a maximum commitment of $175 million. The Canadian Credit Agreement matures on December 31, 1999 and commitments thereunder begin to decline on March 31, 1996 in equal quarterly reductions of $10,937,500. As of January 4, 1994, immediately following the Seagull Canada Acquisition, approximately $152 million in borrowings were outstanding under this facility, which are currently denominated in Canadian dollars.

     Borrowings outstanding in Canadian dollars bear interest, at Seagull Energy Canada Ltd.'s option, at a rate equal to (i) either one, two, three or six month Bankers' Acceptance Rate plus the LIBOR Margin or (ii) the Paying Agent's prime rate plus the Prime Margin. Borrowings outstanding under the Canadian Credit Agreement funded in U. S. dollars bear interest, at Seagull Energy Canada Ltd.'s option, in a manner similar to borrowings outstanding under the Revolver as described above. The Canadian Credit Agreement is an unsecured credit facility guaranteed by the Company and contains restrictive provisions similar to those included in the Revolver.

     Senior and Senior Subordinated Notes. In July 1993, Seagull Energy sold $100 million of senior notes (the "Senior Notes") and $150 million of senior subordinated notes (the "Senior Subordinated Notes") (collectively the "Notes") in an underwritten public offering. The Senior Notes bear interest at 7 7/8% per annum, are not redeemable prior to maturity or subject to any sinking fund and mature on August 1, 2003. The Senior Subordinated Notes bear interest at 8 5/8% per annum, are not subject to any sinking fund and mature on August 1, 2005. On or after August 1, 2000, the Senior Subordinated Notes are redeemable at the option of Seagull Energy, in whole or in part, at redemption prices declining from 102.59% in 2000 to 100.00% in 2003 and thereafter (expressed as a percentage of principal amount), plus accrued interest to the redemption date. The Notes were issued at par and interest is paid semi-annually.

     The Notes represent unsecured obligations of Seagull Energy. The Senior Notes rank pari passu with senior indebtedness of the Company while the Senior Subordinated Notes are subordinate in right of payment to all existing and future senior indebtedness of the Company. The Notes contain conditions and restrictive provisions including, among other things, restrictions on additional indebtedness by the Company and by its subsidiaries, as well as restrictions on the incurrence of secured debt and entering into sale and leaseback transactions. Net proceeds from the offering, totaling approximately $245.0 million, were used to repay borrowings outstanding under the Revolver.

     Interest Rate Swap Agreements. Seagull Energy enters into interest rate swap agreements to manage the impact of changes in interest rates. During 1993, the following interest rate swap agreements were in effect:

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

                                            INTEREST RATE
 NOTIONAL       EFFECTIVE   MATURITY    ----------------------
  AMOUNT          DATE        DATE      RECEIVED       PAID
- - -----------     --------    --------    ---------    ---------
(DOLLARS IN
THOUSANDS)

  $15,000        9/11/92     9/11/93    Floating     5.52%
   40,000        9/11/92     9/11/95    Floating     6.76%
   20,000        9/16/92     9/16/94    Floating     6.265%
   25,000        9/11/92     9/11/94    Floating     6.265%
   50,000         8/2/93     7/31/98    5.635%       Floating
   50,000         8/2/93     7/31/97    5.43%        Floating
   50,000         8/2/93     7/31/96    5.199%       Floating

     While notional amounts are used to express the volume of the interest rate swap transactions discussed above, the amount potentially subject to credit risk, in the event of nonperformance by the counterparties, is significantly smaller. For the year ended December 31, 1993, interest expense included approximately $1.8 million net expense relating to these agreements.

     Annual Maturities. $2.0 million of long-term debt at December 31, 1993 will mature in 1998 with the remainder maturing thereafter. The required payments related to the money market facilities are considered to be funded with amounts available under the Revolver.

8. OTHER NONCURRENT LIABILITIES

     Other noncurrent liabilities include the following:

                                                                         DECEMBER 31,
                                                                     ---------------------
                                                                      1993          1992
                                                                     -------       -------
                                                                     (DOLLARS IN THOUSANDS)
    Natural gas imbalances........................................   $31,693       $39,011
    Prepaid gas and oil sales.....................................     2,732        10,322
    Contingent consideration -- Wacker............................        --         3,104
    Other.........................................................    18,599        15,965
                                                                     -------       -------
                                                                     $53,024       $68,402
                                                                     -------       -------
                                                                     -------       -------

     Natural Gas Imbalances. Revenues for natural gas production received and sold by Seagull Energy in excess of its ownership percentage of total gas production (See Note 6).

     Prepaid Gas And Oil Sales. Prepayments received pursuant to prepaid gas and oil sales contracts Arkla Exploration entered into prior to its acquisition by Seagull Energy (See Notes 3 and 5).

     Contingent Consideration -- Wacker. A portion of the adjusted purchase price of Wacker Oil Inc. ("Wacker") withheld pending resolution of issues that developed with respect to two of its producing gas wells prior to the closing of the acquisition of Wacker by the Company in 1990. The disposition of the contingent consideration was settled through arbitration on December 2, 1993 pursuant to provisions of the agreements executed in connection with the acquisition. The arbitration resulted in a payment to the seller of $1 million of the funds withheld at closing. This amount was paid in December 1993, and the remaining unpaid contingent consideration was accounted for as a reduction to the purchase price.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair values of financial instruments are summarized as follows:

                                                                    DECEMBER 31,
                                                    ---------------------------------------------
                                                            1993                    1992
                                                    ---------------------   ---------------------
                                                                ESTIMATED               ESTIMATED
                                                    CARRYING      FAIR      CARRYING      FAIR
                                                     AMOUNT       VALUE      AMOUNT       VALUE
                                                    ---------   ---------   ---------   ---------
                                                               (DOLLARS IN THOUSANDS)
Assets:
  Cash and cash equivalents.......................  $   4,949   $   4,949   $   2,663   $   2,663
Liabilities:
  Long-term debt:
     Term Loan....................................         --          --    (150,000)   (150,000)
     Revolver and money market facilities.........   (147,000)   (147,000)   (391,000)   (391,000)
     Senior Notes.................................   (100,000)    (99,500)         --          --
     Senior Subordinated Notes....................   (150,000)   (149,250)         --          --
Interest rate swap agreements:
  In a receivable position........................         --       1,986          --          --
  In a payable position...........................         --      (2,709)         --      (3,161)

     Cash and Cash Equivalents. The carrying amount approximates fair value because of the short maturity of these instruments.

     Long-Term Debt. The carrying amount of borrowings outstanding under the Term Loan, Revolver and money market facilities approximates fair value because these instruments bear interest at rates tied to current market rates.

     The fair value of the Senior and Senior Subordinated Notes is estimated based on quoted market prices for the same issues.

     Interest Rate Swap Agreements. The fair values are obtained from the financial institutions that are counterparties to the transactions. These values represent the estimated amount Seagull Energy would pay or receive to terminate the agreements, taking into consideration current interest rates and the current creditworthiness of the counterparties. The interest rate swap agreements are off balance sheet transactions and, accordingly, there are no respective carrying amounts for these transactions included in the accompanying combined balance sheets as of December 31, 1993 and 1992.

10. COMMON EQUITY

     The sources of change in common equity are as follows:

                                                                  YEAR ENDED DECEMBER 31,
                                                             ----------------------------------
                                                               1993         1992         1991
                                                             --------     --------     --------
Common equity, beginning of year...........................  $181,906     $176,518     $114,979
Net earnings (loss)........................................    20,150       (5,351)      (4,519)
Contributions from the Company.............................   176,509        9,924       65,270
Net equity transactions with the ENSTAR Alaska Group.......     1,452          815          788
                                                             --------     --------     --------
Common equity, end of year.................................  $380,017     $181,906     $176,518
                                                             --------     --------     --------
                                                             --------     --------     --------

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

11. EMPLOYEE BENEFIT PLANS

     Retirement Plan. Effective January 1, 1986, Seagull Energy adopted an unfunded retirement plan which provides for supplemental benefits to certain officers and key employees. As of December 31, 1993, only one person was designated to participate in such plan. Total expenses of the plan were approximately $0.2 million for 1993 and 1992 and $0.3 million for 1991. The retirement plan's costs are included in general and administrative expenses.

     Thrift Plan. The Seagull Thrift Plan (the "Thrift Plan") is a qualified employee savings plan in accordance with the provisions of Section 401(k) of the Internal Revenue Code of 1986. Seagull Energy contributions to the Thrift Plan were approximately $1.1 million, $0.7 million and $0.6 million for the years 1993, 1992 and 1991, respectively. The Thrift Plan's costs are included in operations and maintenance costs and general and administrative expenses.

     Employee Stock Ownership Plan. On November 15, 1989, the Company formed the Seagull Employee Stock Ownership Plan (the "ESOP") for the benefit of the employees of Seagull Energy. Contributions from Seagull Energy to the ESOP of approximately $0.5 million in 1993 and $0.4 million in 1992 and 1991 are included in operations and maintenance costs and general and administrative expenses.

12. INTEREST INCOME AND OTHER

     Interest income and other includes the following:

                                                                     YEAR ENDED DECEMBER 31,
                                                                   ----------------------------
                                                                    1993       1992       1991
                                                                   ------     ------     ------
                                                                      (DOLLARS IN THOUSANDS)
Interest income..................................................  $  229     $  150     $  178
Seismic Litigation Settlement....................................      --      4,606         --
Gain on sales of property, plant and equipment...................   4,175        177         46
Other............................................................   1,065       (521)       835
                                                                   ------     ------     ------
                                                                   $5,469     $4,412     $1,059
                                                                   ------     ------     ------
                                                                   ------     ------     ------

     Seismic Litigation Settlement. Interest income and other for the year ended December 31, 1992 includes $4.6 million relating to the Seismic Litigation Settlement resulting from a claim made by the Company that certain of the seismic data acquired by it in connection with its 1988 acquisition of Houston Oil & Minerals Corporation ("HO&M") was actually delivered to other purchasers. In accordance with the settlement agreement, Seagull Energy received a cash payment in July 1992 of $2.6 million and will receive up to $5 million in pipeline business accommodations through December 31, 1995. If less than $3 million of business accommodations are realized, Seagull Energy will receive a cash payment in early 1996 equal to the difference between $3 million and the sum of the business accommodations realized. The $4.6 million in 1992 income includes the $2.6 million cash payment plus the present value of the $3 million guaranteed minimum payment for business accommodations less certain expenses.

     Gain on Sales of Property, Plant and Equipment. Interest income and other for the year ended December 31, 1993 includes a pre-tax gain of approximately $3.8 million relating to sales of non-strategic oil and gas producing properties. Net proceeds from the sales totaled approximately $13.0 million, resulting in an after-tax gain of $2.8 million. The parcels sold had proven reserves estimated at approximately 19 Bcf of natural gas equivalents.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

13. INCOME TAXES

     Total income tax expense for the years ended December 31, 1993 and 1992 was allocated as follows:

                                                                        1993            1992
                                                                       -------         -------
                                                                       (DOLLARS IN THOUSANDS)
Income tax provision before cumulative effect of changes in
  accounting principles..............................................  $   232         $(3,702)
Adjustment for change in accounting principles.......................       --            (690)
Common equity for compensation expense for tax purposes
  in excess of amounts recognized for financial reporting purposes...   (1,966)           (214)
                                                                       -------         -------
                                                                       $(1,734)        $(4,606)
                                                                       -------         -------
                                                                       -------         -------

     The provision for income taxes for each of the years ended December 31, 1993, 1992 and 1991 was as follows:

                                                                 1993        1992        1991
                                                                -------     -------     -------
                                                                    (DOLLARS IN THOUSANDS)
Current:
  Federal.....................................................  $ 2,240     $(1,770)    $(1,956)
  State.......................................................      314      (1,533)     (1,693)
                                                                -------     -------     -------
          Total current.......................................    2,554      (3,303)     (3,649)
                                                                -------     -------     -------
Deferred:
  Federal.....................................................   (2,135)     (2,941)     (2,699)
  State.......................................................     (187)      2,542         738
                                                                -------     -------     -------
          Total deferred......................................   (2,322)       (399)     (1,961)
                                                                -------     -------     -------
Income tax provision before cumulative effect of change in
  accounting principles.......................................  $   232     $(3,702)    $(5,610)
                                                                -------     -------     -------
                                                                -------     -------     -------

     The provision for income taxes before cumulative effect of change in accounting principles for the years ended December 31, 1993 and 1992 is not comparable to 1991 due to the adoption of SFAS No. 109, Accounting for Income Taxes, effective January 1, 1992. Seagull Energy recognized the cumulative effect of this change in accounting principle in the line item entitled "Cumulative Effect of Change in Accounting Principles" in the accompanying combined statement of earnings for the year ended December 31, 1992. Accordingly, periods prior to January 1, 1992 were not restated to reflect this change. The cumulative effect of this accounting change as of January 1, 1992 resulted in a reduction to the net loss of approximately $0.7 million. The effect of this change on earnings before income taxes for the year ended December 31, 1992 was not material.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

     The provision for income taxes before cumulative effect of change in accounting principles for each of the years ended December 31, 1993, 1992 and 1991 was different than the amount computed using the federal statutory rate (35% for 1993, 34% for 1992 and 1991) for the following reasons:

                                                         1993          1992          1991
                                                        -------       -------       -------
                                                              (DOLLARS IN THOUSANDS)
    Amount computed using the statutory rate..........  $ 7,134       $(3,313)      $(3,444)
      Increase (Reduction) in taxes resulting from:
      Utilization of Internal Revenue Code Section 29
         (Tight Sands) credits........................   (4,773)           --            --
      Excess of tax basis over book basis of acquired
         assets.......................................       --            --        (1,712)
      State income taxes, net.........................       82           665          (630)
      Increase (Decrease) in deferred tax asset
         valuation allowance..........................     (859)        1,119            --
      Adjustments to beginning-of-the-year tax bases
         per the 1992 and 1991 tax returns............     (657)       (1,828)           --
      Increase in the beginning-of-the-year balance of
         the deferred tax liabilities due to the
         increase in the corporate federal income tax
         rate.........................................      309            --            --
      Other...........................................   (1,004)         (345)          176
                                                        -------       -------       -------
    Income tax provision before cumulative effect of
      change in accounting principles.................  $   232       $(3,702)      $(5,610)
                                                        -------       -------       -------
                                                        -------       -------       -------

     The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 1993 and 1992 are as follows:

                                                                      1993          1992
                                                                     -------       -------
                                                                          (DOLLARS IN
                                                                          THOUSANDS)
    Deferred tax expense (exclusive of the effects of other
      components
      listed below)................................................  $(1,772)      $(1,518)
    Increase (Decrease) in deferred tax asset valuation
      allowance....................................................     (859)        1,119
    Increase in the beginning-of-the-year balance of the deferred tax
      liabilities due to the increase in the corporate federal
      income
      tax rate.....................................................      309            --
                                                                     -------       -------
                                                                     $(2,322)      $  (399)
                                                                     -------       -------
                                                                     -------       -------

     As discussed in Note 1, under SFAS No. 109 deferred income taxes have been provided for all temporary differences between the carrying amounts of assets and liabilities for financial accounting and tax purposes. In 1991, prior to the adoption of SFAS No. 109, deferred income taxes were provided based on timing differences in certain items of income and expense recognized for income tax purposes in periods different from the periods for financial accounting purposes.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

     The tax effects of temporary differences that gave rise to significant portions of the deferred tax liabilities and deferred tax assets as of December 31, 1993 and 1992 were as follows:

                                                                       1993         1992
                                                                     --------     --------
                                                                          (DOLLARS IN
                                                                          THOUSANDS)
    Deferred tax liabilities:
      Property, plant and equipment, due to differences in
         depreciation, depletion and amortization..................  $ 15,811     $ 13,002
      Investments in partnership, due to difference in
         depreciation..............................................       606        1,307
      Other........................................................      (515)        (680)
                                                                     --------     --------
    Deferred tax liabilities.......................................    15,902       13,629
                                                                     --------     --------
    Deferred tax assets:
      Minimum tax credit carryforwards.............................   (12,221)      (9,024)
      Investment tax credit carryforwards..........................    (1,339)      (1,691)
      Deferred compensation/retirement related items accrued for
         financial reporting purposes..............................    (3,028)      (2,221)
      Contingent consideration related to
         acquisitions/dispositions.................................      (604)      (1,975)
      Other........................................................      (883)         573
                                                                     --------     --------
    Deferred tax assets............................................   (18,075)     (14,338)
    Less -- valuation allowance....................................     1,943        2,802
                                                                     --------     --------
    Net deferred tax assets........................................   (16,132)     (11,536)
                                                                     --------     --------
    Net deferred tax liabilities (assets)..........................  $   (230)    $  2,093
                                                                     --------     --------
                                                                     --------     --------

     For federal income tax purposes, as of December 31, 1993, Seagull Energy has unused investment tax credits of approximately $1.3 million which will expire in the years 1998 through 2000, and unused minimum tax credits of approximately $12.2 million which are available over an indefinite period.

     During 1991, the tax effects of timing differences were as follows:

                                                                              YEAR ENDED
                                                                           DECEMBER 31, 1991
                                                                           -----------------
                                                                              (DOLLARS IN
                                                                              THOUSANDS)
    Net operating loss offsetting deferred taxes for financial accounting
      purposes...........................................................       $(7,778)
    Depreciation, depletion and partnership earnings.....................        (4,837)
    Gas and oil property costs capitalized for financial accounting
      purposes...........................................................        12,180
    Minimum tax credit carryforward for tax purposes.....................        (1,330)
    Other................................................................          (196)
                                                                           -----------------
    Total deferred tax provision.........................................       $(1,961)
                                                                           -----------------
                                                                           -----------------

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

14. BUSINESS SEGMENTS

     Information on operations by business segment is as follows for the year ended December 31:

                                                               1993         1992         1991
                                                             --------     --------     --------
                                                                   (DOLLARS IN THOUSANDS)
REVENUES:(*)
  Exploration and production...............................  $227,437     $ 91,991     $ 81,099
  Pipeline and marketing...................................    42,484       37,240       37,823
                                                             --------     --------     --------
                                                             $269,921     $129,231     $118,922
                                                             --------     --------     --------
                                                             --------     --------     --------
OPERATING PROFIT:
  Exploration and production...............................  $ 42,969     $ (1,613)    $  1,275
  Pipeline and marketing...................................    14,065        9,057        7,884
                                                             --------     --------     --------
                                                               57,034        7,444        9,159
                                                             --------     --------     --------
  General and administrative expense.......................   (11,666)     (10,099)      (8,427)
  Interest expense.........................................   (30,455)     (11,500)     (11,920)
  Interest income and other................................     5,469        4,412        1,059
                                                             --------     --------     --------
Earnings (Loss) before income taxes........................  $ 20,382     $ (9,743)    $(10,129)
                                                             --------     --------     --------
                                                             --------     --------     --------
OPERATIONS AND MAINTENANCE EXPENSE:
  Exploration and production...............................  $ 63,651     $ 30,844     $ 27,951
  Pipeline and marketing...................................    20,266       21,103       20,748
                                                             --------     --------     --------
                                                             $ 83,917     $ 51,947     $ 48,699
                                                             --------     --------     --------
                                                             --------     --------     --------
DEPRECIATION, DEPLETION AND AMORTIZATION:
  Exploration and production...............................  $103,552     $ 52,855     $ 42,646
  Pipeline and marketing...................................     5,493        3,192        3,278
                                                             --------     --------     --------
                                                             $109,045     $ 56,047     $ 45,924
                                                             --------     --------     --------
                                                             --------     --------     --------
IDENTIFIABLE ASSETS:
  Exploration and production...............................  $816,812     $831,222     $371,208
  Pipeline and marketing...................................    70,675       65,378       49,611
  Corporate................................................    45,063       20,478        8,706
                                                             --------     --------     --------
                                                             $932,550     $917,078     $429,525
                                                             --------     --------     --------
                                                             --------     --------     --------
CAPITAL EXPENDITURES:
  Exploration and production...............................  $ 97,818     $ 32,115     $ 58,459
  Pipeline and marketing...................................     2,115        1,622          634
  Corporate................................................     2,015          890        2,124
                                                             --------     --------     --------
                                                             $101,948     $ 34,627     $ 61,217
                                                             --------     --------     --------
                                                             --------     --------     --------
ACQUISITIONS, NET OF CASH ACQUIRED:
  Exploration and production...............................  $ 29,470     $391,531     $201,767
  Pipeline and marketing...................................        --       10,357           --
                                                             --------     --------     --------
                                                             $ 29,470     $401,888     $201,767
                                                             --------     --------     --------
                                                             --------     --------     --------

- - ---------------
(*) Intersegment revenues are recorded at market prices.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

15. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

     Summarized quarterly financial data is as follows:

                                REVENUES             OPERATING PROFIT       NET EARNINGS (LOSS)
                          ---------------------     -------------------     --------------------
                            1993         1992        1993        1992        1993         1992
                          --------     --------     -------     -------     -------      -------
                                                  (DOLLARS IN THOUSANDS)
March 31,...............  $ 64,000     $ 30,077     $10,322     $(2,511)    $  (699)     $(3,437)(1)
June 30,................    68,048       29,065      13,841       2,346       3,739        1,859(2)
September 30,...........    66,869       32,918      16,460       1,183       8,598(4)    (2,189)
December 31,............    71,004       37,171      16,411       6,426       8,512       (1,584)(3)
                          --------     --------     -------     -------     -------      -------
          Total.........  $269,921     $129,231     $57,034     $ 7,444     $20,150      $(5,351)
                          --------     --------     -------     -------     -------      -------
                          --------     --------     -------     -------     -------      -------

- - ---------------

(1) Includes the cumulative effect of a change in accounting principles in the first quarter of 1992 representing a reduction to the net loss of approximately $0.7 million. (See Notes 1 and 13).

(2) Includes an after-tax gain in the second quarter of 1992 of approximately $2.9 million relating to the Seismic Litigation Settlement. (See Note 12).

(3) Includes two charges in the fourth quarter of 1992 resulting from the expensing of $2.3 million in unamortized loan acquisition costs relating to the repayment of the then existing revolving credit line and $1.2 million in costs related to a potential acquisition which was not consummated. The effect of these charges on net earnings was a reduction of approximately $1.5 million and $0.8 million, respectively.

(4) Includes an after-tax gain in the third quarter of 1993 of approximately $2.7 million relating to sales of non-strategic oil and gas producing properties. (See Note 12).

16. COMMITMENTS AND CONTINGENCIES

     Lease Commitments. Seagull Energy leases certain office space and equipment under operating lease arrangements which contain renewal options and escalation clauses. Future minimum rental payments under these leases range between $1.6 million and $2.8 million in each of the years 1994-1998, and total $10.3 million for all subsequent years.

     Total rental expense under operating leases for 1993, 1992 and 1991 was approximately $1.6 million, $1.7 million and $1.6 million, respectively.

     Concentrations of Credit Risk. Seagull Energy operates in various phases of the natural gas industry with sales to resellers such as pipeline companies and local distribution companies as well as to end-users such as commercial businesses, industrial concerns and residential consumers. While certain of these customers are affected by periodic downturns in the economy in general or in their specific segment of the natural gas industry, the Company believes that its level of credit-related losses due to such economic fluctuations has been immaterial and will continue to be immaterial to the results of operations in the long term.

     Litigation. Seagull Energy is a party to ongoing litigation in the normal course of business or other litigation with respect to which Seagull Energy is indemnified pursuant to various purchase agreements or other contractual arrangements. Management regularly analyzes current information and, as necessary, provides accruals for probable liabilities on the eventual disposition of these matters. While the outcome of lawsuits or other proceedings against Seagull Energy cannot be predicted with certainty, management believes that the effect on its financial condition and results of operations, if any, will not be material.

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

17. SUBSEQUENT EVENT

     In January 1994, an indirect wholly owned subsidiary of Seagull Energy acquired all of the outstanding shares of stock of Novalta and an intercompany note (the "Note") from Novalta to its parent, Novacor Petrochemicals Ltd. ("Novacor Petrochemicals") for a purchase price of approximately $203 million in cash, subject to customary post-closing adjustments described below (the "Seagull Canada Acquisition"). The economic effective date of the Seagull Canada Acquisition was December 31, 1993 (the "Effective Date"). The purchase price was adjusted for, among other things, working capital and capital expenditures for 1993 in excess of a specified threshold pursuant to the provisions of the Sale Agreement, dated November 19, 1993, between Seagull Energy and Novacor Petrochemicals. Effective as of the January 1994 Closing Date, Novalta was amalgamated with Seagull Energy Canada Ltd., the indirect subsidiary of Seagull Energy that acquired Novalta. The resulting amalgamated company was named Seagull Energy Canada Ltd. ("Seagull Canada"). As a result of the amalgamation, the Note was extinguished. The acquisition was accounted for as a purchase.

     Seagull Canada's assets (the "Seagull Canada Properties") consist primarily of natural gas and oil reserves and developed and undeveloped lease acreage concentrated principally in a small number of fields located in Alberta, Canada. According to reserve estimates prepared as of December 31, 1993 by an independent petroleum engineering firm, the Seagull Canada Properties had proved reserves totaling 257.4 Bcf of natural gas and 2.8 MMbbl of oil, condensate and natural gas liquids. Approximately 80% of these reserves and 75% of Seagull Canada's total producing wells are concentrated in 16 of 95 total fields. As of December 31, 1993, the Seagull Canada Properties consisted of lease acreage holdings including approximately 200,000 net developed acres and approximately 250,000 net undeveloped acres.

     In connection with the Seagull Canada Acquisition, Seagull Energy entered into the Canadian Credit Agreement (see Note 7).

     The following table presents the unaudited pro forma results of the combined operations of Seagull Energy and Novalta for the year ended December 31, 1993 as though the acquisition of Novalta had occurred on January 1, 1993, financed primarily with borrowings under the Canadian Credit Agreement as well as borrowings under the Revolver (see Note 7).

     The results presented give effect to depreciation, depletion and amortization of assets recognized in recording the purchase, interest on debt incurred to effect the purchase and the related income tax effects of these items. The unaudited pro forma information presented does not purport to be indicative of actual results if the combination had been in effect on the date or for the period indicated, or of future results.

                                                                     YEAR ENDED DECEMBER 31,
                                                                              1993
                                                                   ---------------------------
                                                                                        PRO
                                                                                       FORMA
                                                                    ACTUAL            (UNAUDITED)
                                                                   --------           --------
                                                                      (DOLLARS IN THOUSANDS
                                                                    EXCEPT PER SHARE AMOUNTS)
Revenues.........................................................  $269,921           $302,279
Net earnings.....................................................  $ 20,150           $ 15,114

     The following table sets forth the pro forma consolidated total assets and pro forma capitalization of Seagull Energy as of December 31, 1993 as though the acquisition of Novalta had occurred on December 31, 1993, financed primarily with borrowings under the Canadian Credit Agreement as well as borrowings under the Revolver (see Note 7).

                                 SEAGULL ENERGY
                         (WITHOUT ENSTAR ALASKA GROUP)

             NOTES TO COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                           DECEMBER 31, 1993
                                                                         ---------------------
                                                                                    PRO FORMA
                                                                          ACTUAL    (UNAUDITED)
                                                                         --------   ----------
                                                                              (DOLLARS IN
                                                                              THOUSANDS)
Total assets...........................................................  $932,550   $1,156,953
                                                                         --------   ----------
                                                                         --------   ----------
Long-term portion of debt..............................................  $397,000   $  590,306
Common equity..........................................................   380,017      380,017
                                                                         --------   ----------
Total capitalization...................................................  $777,017   $  970,323
                                                                         --------   ----------
                                                                         --------   ----------
Long-term portion of debt to total capitalization......................      51.1%        60.8%
                                                                         --------   ----------
                                                                         --------   ----------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Seagull Energy Corporation:

     We have audited the accompanying combined balance sheets of Seagull Energy (without ENSTAR Alaska Group) (as defined in Note 1 to the combined financial statements) as of December 31, 1993 and 1992, and the related combined statements of earnings and cash flows for each of the years in the three-year period ended December 31, 1993. These combined financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these combined financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As more fully described in Note 1, the combined financial statements of Seagull Energy (without ENSTAR Alaska Group) should be read in conjunction with the audited consolidated financial statements of Seagull Energy Corporation as listed in the index on page IV-1.

     In our opinion, the combined financial statements referred to above present fairly, in all material respects, the financial position of Seagull Energy (without ENSTAR Alaska Group) as of December 31, 1993 and 1992, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1993, in conformity with generally accepted accounting principles.

     As discussed in Note 13 to the combined financial statements, Seagull Energy (without ENSTAR Alaska Group) adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes, in 1992.

                                            KPMG PEAT MARWICK

Houston, Texas
January 31, 1994, except as to
Note 1, Basis of Presentation,
which is as of March 11, 1994.

                              ENSTAR ALASKA GROUP

                                     INDEX

                                                                                       PAGE
                                                                                       -----
Description of Business..............................................................   VI-2
Unaudited Pro Forma Condensed Statement of Earnings..................................   VI-6
Management's Discussion and Analysis of Financial Condition and Results of Operations
  (Unaudited)........................................................................   VI-8
Combined Financial Statements:
  Combined Statements of Earnings....................................................  VI-14
  Combined Balance Sheets............................................................  VI-15
  Combined Statements of Cash Flows..................................................  VI-16
  Notes to Combined Financial Statements.............................................  VI-17
  Independent Auditors' Report.......................................................  VI-28

                              ENSTAR ALASKA GROUP

                            DESCRIPTION OF BUSINESS

     The operations of the ENSTAR Alaska Group are conducted through ENSTAR Natural Gas Company ("ENG"), a division of the Company, and Alaska Pipeline Company ("APC"), an Alaska corporation and a wholly-owned subsidiary of the Company. ENG and APC are currently operated as a single business unit, and are regulated by the Alaska Public Utilities Commission (the "APUC"). APC engages in the intrastate transmission of natural gas in South-Central Alaska. ENG engages in the distribution of natural gas in Anchorage and other nearby communities in Alaska and is APC's only customer. Revenues from the ENSTAR Alaska Group accounted for 29%, 46% and 52% of the Company's consolidated revenues for 1993, 1992 and 1991, respectively.

     The ENSTAR Alaska Group's predecessor was formed and began serving the Anchorage area with natural gas in 1961. Five years later, in 1966, the predecessor became one of the original entities that formed Alaska Interstate Company, a newly organized public company the shares of which were traded on the New York Stock Exchange. Alaska Interstate Company changed its name to ENSTAR Corporation in 1992.

     In 1985, the Company purchased the ENSTAR Alaska Group for $55 million in cash plus $10 million in the form of a seven-year, unsecured, 10% subordinated note. At the time of the acquisition, APC had outstanding debt of approximately $65 million. The transaction received the final approval of the APUC in June 1985.

GAS TRANSMISSION SYSTEM

     APC owns and operates the only natural gas transmission lines in its service area that are operated for utility purposes. The pipeline transmission system is composed of approximately 277 miles of 12-to 20-inch diameter pipeline and approximately 71 miles of smaller diameter pipeline. The system's present design delivery capacity is approximately 410 million cubic feet per day ("MMcf/d").

GAS DISTRIBUTION SYSTEM

     ENG distributes natural gas through approximately 1,916 miles of gas mains to approximately 88,200 residential, commercial, industrial and electric power generation customers within the cities and environs of Anchorage, Eagle River, Palmer, Wasilla, Soldotna, Kenai and the Nikiski area of the Kenai Peninsula in South-Central Alaska. During the year ended December 31, 1993, ENG added approximately 55 miles of new gas distribution mains, installed 1,791 new service lines and added approximately 1,800 net customers. ENG anticipates relatively modest growth in its residential customer base and will install additional main and service lines to accommodate this growth.

     ENG distributes gas to its customers under tariffs and contracts approved by the APUC that provide for varying delivery priorities. ENG's business is seasonal with approximately 65% of its sales made in the first and fourth quarters of each year.

     ENG serves more than 90% of the residential population in the Anchorage area with natural gas at rates that are consistently among the lowest in any metropolitan area in the United States. For residential service, that rate, as of February 1994, was $3.67 per Mcf of natural gas, versus comparable costs of $4.31 in Houston, $6.71 in Chicago and $8.77 in New York City. At the same time in the Anchorage area, fuel oil costs were the equivalent of $6.65 per Mcf, propane cost the equivalent of $14.36 per Mcf and electricity, efficiency adjusted, cost the equivalent of $21.35 per Mcf.

     In 1993, purchase/resale volumes represented 72% of ENG's throughput. The remaining volumes are transported for power and industrial customers for a transportation fee. Purchase/resale volumes accounted for 91% of ENG's operating margin in 1993.

     ENG's five largest customers are Municipal Light and Power ("ML&P"), an electric utility; the U. S. Air Force; the U. S. Army; the Anchorage School District; and Unocal Corporation. Together, they account for about $6.8 million in annual operating margin and about 14 Billion cubic feet ("Bcf") per year in volumes, which represent about 14% and 35%, respectively, of ENG totals.

GAS SUPPLY

     In May 1988, the ENSTAR Alaska Group entered into a gas purchase contract (the "Marathon Contract") with Marathon Oil Company ("Marathon") providing for the delivery of approximately 450 Bcf of natural gas in the aggregate. The Marathon Contract is a "requirements" contract with no specified daily deliverability or annual take-or-pay quantities. APC has agreed to purchase, and Marathon has agreed to deliver, all of APC's gas requirements in excess of those provided for in other presently existing gas supply contracts, subject to certain exceptions, until the commitment has been exhausted and without limit as to time. The contract has a base price of $1.55 per Mcf plus reimbursements for any severance taxes and other charges. The base price is subject to annual adjustment based on changes in the price of certain traded oil futures contracts. During 1994, the cost of gas purchased under the Marathon Contract will average $1.72 per Mcf, including reimbursements for severance taxes. The Marathon Contract, as amended, has been approved by the APUC.

     Effective January 1, 1992, APC amended a gas purchase contract with Shell Oil Company and ARCO Alaska, Inc. (the "Shell Contract") to extend the term of the contract through the year 2009, modify the price, delivery and the deliverability provisions and provide procedures for reducing take-or-pay volumes for the effect of APC sales volumes that are displaced by gas sales made by others. The amendments revised the price to a base price of $1.971 per Mcf plus reimbursements for any severance taxes and an annual adjustment based on changes in the price of certain traded oil futures contracts from the relevant base price. Certain portions of the gas purchased under the amendments may be priced under a pricing term similar to the Marathon Contract. The 1993 price under the Shell Contract, after application of contractual adjustments, was approximately $2.03 per Mcf, including reimbursements of severance taxes. The amendments provide for varying deliverability, before displaced gas sales adjustments, up to a maximum of 110 MMcf/d through 1995, and take-or-pay quantities, before displaced gas sales adjustments, up to a maximum of 15.4 Bcf per year through 1994. The Shell Contract, as amended, has been approved by the APUC.

     Combined, the Marathon and Shell Contracts will supply all of ENSTAR Alaska's gas supply requirements through the year 2001.

     The ENSTAR Alaska Group's average cost of gas sold in 1993, 1992 and 1991 was $2.07, $1.94 and $2.32 per Mcf, respectively. The average price of gas sold by the ENSTAR Alaska Group in 1993, 1992 and 1991 was $3.56, $3.41 and $3.64 per Mcf, respectively.

     The ENSTAR Alaska Group purchases its natural gas under contracts in which the price is indexed to crude oil futures contracts. However, because the ENSTAR Alaska Group's sales prices are adjusted to include the projected cost of its natural gas, there has been and is expected to be little or no impact on margins derived from the ENSTAR Alaska Group's gas sales as a result of fluctuations in fuel oil prices due to world-wide political events and changing market conditions.

     The ENSTAR Alaska Group has no material take-or-pay obligations and does not anticipate any such obligations in the foreseeable future.

     Based on gas purchases during the 12 months ended December 31, 1993, which are not necessarily indicative of the volume of future purchases, the gas reserves committed to APC under the Marathon Contract and the Shell Contract would have a current reserve life index of approximately 14 years.

BUSINESS CLIMATE

     While the petroleum industry and the resulting tax and royalty payments to the State of Alaska still provide the largest influence on Anchorage's economy, some diversification is taking place. Tourism enjoys continued growth, with Alaska now a significant summer cruise destination. In addition, the ENSTAR Alaska Group believes that, because of Anchorage's strategic location, the military will continue to play a significant role in Anchorage's economy. In fact, the military has announced $250 million in construction projects over the next three years for both Elmendorf Air Force Base and Fort Richardson Army Post.

     Recent population and employment estimates continue to show modest economic growth in ENSTAR Alaska Group's service area into the mid-1990's, followed by a leveling off. Anchorage's population, which is about 45% of the state's total, was 242,600 as of July 1993, up approximately 2,400 from the prior year. Anchorage employment increased by 2,700 for the same period to 121,000 jobs. For the past four years, Anchorage employment exceeded the pre-recession peak of 114,300 attained in 1985.

     Vacant Anchorage housing units that in 1988 amounted to about 17% of total supply dropped to 4.2%, or about 3,800 units, in 1993. Apartment vacancies are under 2%. Office building vacancy rates have dropped from a high of 18% in 1988 to 9.6% in 1993.

     Because of the severe weather conditions that the ENSTAR Alaska Group's service area experiences during winter, even vacant structures require gas service for heating. Accordingly, the ENSTAR Alaska Group estimates that the number of customers who are connected to its system but do not consume gas is approximately 0.6% of the ENSTAR Alaska Group's total accounts, as compared to 2.1% at the end of 1988.

NEW MARKETS

     Distribution system expansion into formerly unserved areas also continues to offer potential for increased markets. The ENSTAR Alaska Group also believes that transportation of natural gas for large industrial customers could provide additional opportunities. Facilities planned for 1994 and 1995 will make gas available for the first time in the Big Lake area of the Matanuska-Susitna Valley. This project, like others completed by the ENSTAR Alaska Group in the past, is being financed through customer-funded improvement districts.

COMPETITION

     The ENSTAR Alaska Group competes primarily with municipal and cooperative electric power distributors and with various suppliers of fuel oil and propane for the available energy market. There are also extensive coal reserves proximate to the ENSTAR Alaska Group's operating area; however, such reserves are not presently being produced.

     A 90-megawatt hydroelectric facility at Bradley Lake, completed in September 1991, reduced the ENSTAR Alaska Group's lower-margin power volumes by approximately 1.0 to 1.5 Bcf per year. The ENSTAR Alaska Group's margin on gas sales was reduced by approximately $500,000 to $750,000 per year as a result of this facility.

     During the last five years, the ENSTAR Alaska Group's natural gas volumes delivered on a purchase/resale basis have declined primarily due to two of its major customers electing to purchase gas directly from gas producers. During the fourth quarter of 1991, ML&P, the larger of the two customers, began purchasing gas directly from three gas producers which displaced gas sales of approximately
8.0 Bcf per year. However, the APUC has approved a tariff allowing the ENSTAR Alaska Group to transport these volumes from ML&P's purchase points to the ML&P electric generation facilities for a transportation fee that approximates the margin that would have been earned had ML&P remained a sales customer rather than becoming a transportation customer. Deliveries of gas to ML&P during 1993, 1992 and 1991 amounted to approximately 18%, 19% and 19%, respectively, of the total deliveries of natural gas by the ENSTAR Alaska Group.

     During 1988, Chugach Electric Association, the smaller of the two customers, entered into a contract to purchase gas directly from a producer. The contract became effective on April 1, 1989, displacing gas sales of approximately 1.3 Bcf per year. However, the ENSTAR Alaska Group continues to transport these volumes, although at a lower fee than the margin earned on sales volumes. The net result of this loss of business has been approximately $800,000 in operating margin per year.

     If any other existing large customers of the ENSTAR Alaska Group choose to purchase gas directly from producers, the ENSTAR Alaska Group would expect to collect a fee for transporting that gas equivalent to the margin earned on sales volumes for those customers because the large distance of remaining user facilities from producing fields would preclude pipeline by-pass.

     The ENSTAR Alaska Group supplies natural gas to its customers at prices that at the present time economically preclude substitution of alternative fuels. Since the Shell Contract and the Marathon Contract include prices that fluctuate based on oil indices, a competitive margin favoring natural gas over oil-based energy sources is expected to continue. However, there is no assurance that the competitive advantage over other alternative fuels will not be reduced or eliminated by the development of new energy technology or by changes in the price of oil or refined products.

REGULATION

     Because the ENSTAR Alaska Group's operations are wholly intrastate, the ENSTAR Alaska Group is not subject to or affected by Order 636 or any other economic regulation by the Federal Energy Regulatory Commission. The rates, services and operations of the ENSTAR Alaska Group are subject to regulation by the APUC.

     In May 1986, the APUC granted the ENSTAR Alaska Group a rate increase of 3.26% and authorized a rate of return on common equity of 15.65%. The ENSTAR Alaska Group has no significant regulatory issues pending before the APUC. Since its inception in 1961, the ENSTAR Alaska Group has participated in only three formal rate proceedings.

EMPLOYEES

     As of February 28, 1994, the ENSTAR Alaska Group had 198 full time employees. The ENSTAR Alaska Group operates under collective bargaining agreements with separate bargaining units for operating and clerical employees. These units represent approximately 70% of the ENSTAR Alaska Group's work force. The clerical collective bargaining agreement is scheduled to expire on April 1, 1995, and the collective bargaining agreement for the operating bargaining unit was renegotiated during 1993 and is scheduled to expire on April 1, 1996. The ENSTAR Alaska Group is not a party to any other collective bargaining agreement.

     The ENSTAR Alaska Group considers its relations with its employees to be satisfactory.

                              ENSTAR ALASKA GROUP

              UNAUDITED PRO FORMA CONDENSED STATEMENT OF EARNINGS

     The unaudited pro forma condensed statement of earnings for the year ended December 31, 1993 gives effect to the issuance and sale of shares of ENSTAR Alaska Group representing 100% of the equity attributable to the ENSTAR Alaska Group in a public offering as if the sale occurred on January 1, 1993. The net proceeds of the ENSTAR Alaska Stock Offering would be used to repay amounts borrowed under the Revolver, none of which debt is attributable to the ENSTAR Alaska Group. No pro forma adjustments were necessary to the ENSTAR Alaska Group's historical combined balance sheet as of December 31, 1993 to give effect to the pro forma transaction described above.

     The following unaudited pro forma information has been included as required by the rules of the Securities and Exchange Commission and is provided for comparative purposes only. The unaudited pro forma information presented is based on the historical combined financial statements of the ENSTAR Alaska Group and should be read in conjunction with the ENSTAR Alaska Group combined financial statements as well as the Company's consolidated financial statements and the related notes thereto and the Company's unaudited pro forma condensed financial statements. The unaudited pro forma information presented does not purport to be indicative of actual results, if the transactions had occurred on the dates or for the periods indicated, or of future results.

                              ENSTAR ALASKA GROUP

              UNAUDITED PRO FORMA CONDENSED STATEMENT OF EARNINGS
                          YEAR ENDED DECEMBER 31, 1993

                                                                     CONFORMING        PRO FORMA
                                                    HISTORICAL       ADJUSTMENTS       COMBINED
                                                    ----------       -----------       ---------
                                                  (DOLLARS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
Revenues..........................................   $ 107,244        $      --        $ 107,244
Costs of Operations:
  Operating costs.................................      80,778               --           80,778
  Depreciation and amortization...................       7,511               --            7,511
                                                    ----------       -----------       ---------
Operating Profit..................................      18,955               --           18,955
General and Administrative Expense................          --               --               --
Interest Expense..................................       6,298               --            6,298
Interest Income and Other.........................        (239)              --             (239)
                                                    ----------       -----------       ---------
Earnings Before Income Taxes......................      12,896               --           12,896
Income Taxes......................................       5,848               --            5,848
                                                    ----------       -----------       ---------
Net Earnings......................................   $   7,048        $      --        $   7,048
                                                    ----------       -----------       ---------
                                                    ----------       -----------       ---------
Earnings Per Share................................                                     $    0.94
                                                                                       ---------
                                                                                       ---------
Weighted Average Number of Common Shares
  Outstanding.....................................                        7,500(A)         7,500(B)
                                                                     -----------       ---------
                                                                     -----------       ---------

- - ---------------

(A) To record the issuance and sale of 7,500,000 shares of ENSTAR Alaska Stock representing 100% of the equity attributable to the ENSTAR Alaska Group pursuant to the ENSTAR Alaska Stock Offering.

(B) The weighted average number of common shares outstanding of ENSTAR Alaska Stock is calculated assuming the issuance and sale of 7,500,000 shares of ENSTAR Alaska Stock in the ENSTAR Alaska Stock Offering.

                              ENSTAR ALASKA GROUP

   MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF
                             OPERATIONS (UNAUDITED)

BASIS OF PRESENTATION

     On March 11, 1994, Seagull Energy Corporation (the "Company") announced that it would seek shareholder approval of a comprehensive plan (the "ENSTAR Alaska Stock Proposal") that upon implementation would result in (i) the creation of a new class of common stock (the "ENSTAR Alaska Stock") intended to reflect separately the performance of the Company's natural gas transmission and distribution operations in South-Central Alaska (the "ENSTAR Alaska Group") and
(ii) the amendment of certain terms of the existing class of common stock (the "Seagull Common Stock") to allow for the issuance of the ENSTAR Alaska Stock. This capital structure has not been reflected in these financial statements. Implementation of the ENSTAR Alaska Stock Proposal will not result in any adjustment to the carrying amounts of the assets, liabilities or common equity presented in the accompanying combined financial statements.

     Because the ENSTAR Alaska Stock is intended to reflect separately the performance of the ENSTAR Alaska Group, the Seagull Common Stock will reflect the performance of the Company's remaining two business segments ("Seagull Energy") that consist of (i) natural gas exploration, development and production, which is the Company's primary business focus, and (ii) pipeline and marketing operations. The ENSTAR Alaska Stock Proposal will be submitted to the Company's shareholders for their consideration and approval.

     The financial statements for the ENSTAR Alaska Group and for Seagull Energy comprise all of the accounts included in the corresponding consolidated financial statements of the Company. The ENSTAR Alaska Group financial statements have been prepared based upon methods that management believes to be reasonable and appropriate and reflect the combined historical financial position, results of operations and cash flows of the ENSTAR Alaska Group. Consistent with the Articles of Amendment to the Articles of Incorporation and relevant policies, such business group financial statements could also include contingent liabilities that are not separately identified with the operations of the ENSTAR Alaska Group.

     For additional information with respect to the ENSTAR Alaska Stock Proposal, see "Basis of Presentation" included in Note 1 of notes to the accompanying combined financial statements of the ENSTAR Alaska Group beginning on page VI-15 of this Annex.

GENERAL

     Operating profit for the ENSTAR Alaska Group is affected by weather, regulatory action and customer growth in its market area. The ENSTAR Alaska Group's business is seasonal with approximately 65% of its sales made in the first and fourth quarters of each year. Since ENSTAR Alaska Group's customer base is primarily residential and commercial, its results of operations are significantly influenced by the severity of the weather in its service area. The Company expects customer growth to continue to be relatively modest. During the ENSTAR Alaska Group's 1993 summer construction season, approximately 55 miles of new distribution pipeline were installed to connect some 1,800 net new customers. The new customers were primarily residential customers added by extending the ENSTAR Alaska Group's distribution system into areas not previously serviced.

     Because the ENSTAR Alaska Group's operations are wholly intrastate, it is not subject to or affected by Order 636 or any other economic regulation by the Federal Energy Regulatory Commission. The rates, services and operations of the ENSTAR Alaska Group are subject to regulation by the Alaska Public Utilities Commission (the "APUC"). In May 1986 the APUC granted the ENSTAR Alaska Group a rate increase of 3.26% and authorized a rate of return on common equity of 15.65%. The ENSTAR Alaska Group has no significant regulatory issues pending before the APUC.

     The ENSTAR Alaska Group currently purchases all of its natural gas under long-term contracts with two major international oil and gas companies in which the price is indexed to crude oil futures contracts. These contracts provide for delivery of all the ENSTAR Alaska Group's gas requirements with varying daily deliverability. Prices include a base price plus reimbursement for any severance taxes, with annual adjustments based upon changes in the price of certain traded oil futures contracts. Both contracts have been approved by the APUC.

     Because the ENSTAR Alaska Group's sales prices are adjusted to include the projected cost of its gas, there has been and is expected to be little or no impact on margins derived from the ENSTAR Alaska Group's gas sales as a result of significant fluctuations in fuel oil prices due to world wide political events and changing market conditions.

     Based on gas purchases during the twelve months ended December 31, 1993, which are not necessarily indicative of the volume of future purchases, the gas reserves committed to the ENSTAR Alaska Group under its gas contracts would have a current reserve life index of approximately 14 years.

                             RESULTS OF OPERATIONS

     Summarized financial and operating data for the ENSTAR Alaska Group are as follows:

                                                                                     PERCENT CHANGE
                                                                                  --------------------
                                              1993         1992         1991      1992-'93    1991-'92
                                            --------     --------     --------    --------    --------
                                                  (DOLLARS IN THOUSANDS EXCEPT PER UNIT AMOUNTS)
Revenues:
  Gas sales...............................  $102,930     $105,511     $128,439       - 2        - 18
  Transportation..........................     4,097        4,087        1,176        --        +248
  Other...................................       217           --           --       N/A          --
                                            --------     --------     --------    --------    --------
                                             107,244      109,598      129,615       - 2        - 15
Cost of gas sold..........................    59,898       59,999       81,935        --        - 27
                                            --------     --------     --------    --------    --------
Operating margin..........................    47,346       49,599       47,680       - 5          +4
Operations and maintenance expense........    20,880       19,976       19,678       + 5        +  2
Depreciation and amortization.............     7,511        7,184        6,978       + 5        +  3
                                            --------     --------     --------    --------    --------
Operating profit..........................    18,955       22,439       21,024       -16        +  7
Interest expense..........................    (6,298)      (6,074)      (5,955)      + 4        +  2
Interest income and other.................       239          293          367       -18        - 20
                                            --------     --------     --------    --------    --------
Earnings before income taxes and
  cumulative effect of changes in
  accounting principles...................  $ 12,896     $ 16,658     $ 15,436       -23        +  8
                                            --------     --------     --------    --------    --------
                                            --------     --------     --------    --------    --------
Net earnings..............................  $  7,048     $ 12,039     $  9,626       -41        + 25
                                            --------     --------     --------    --------    --------
                                            --------     --------     --------    --------    --------
OPERATING DATA:
Degree days (1)...........................     9,382       10,653       10,178       -12        +  5
Volumes (Bcf)(2):
  Gas Sold................................      28.9         30.9         35.3       - 6        - 12
  Gas Transported.........................      11.3         10.2          4.3       +11        +137
  Combined................................      40.2         41.1         39.6       - 2        +  4
Margins ($ per Mcf)(2):
  Gas Sold................................      1.49         1.47         1.32       + 1        + 11
  Gas Transported.........................      0.36         0.40         0.27       -10        + 48
  Combined................................      1.17         1.20         1.20       - 3          --
Year-end customers........................    88,200       86,400       84,800       + 2        +  2
                                            --------     --------     --------    --------    --------
                                            --------     --------     --------    --------    --------

- - ---------------

(1) A measure of weather severity calculated by subtracting the mean temperature for each day from 65 degrees Fahrenheit. More degree days equate to colder weather.

(2) Mcf and Bcf represent one thousand cubic feet and one billion cubic feet of natural gas, respectively.

  1993 Results Compared to 1992

     Operating margin for 1993 declined from 1992 primarily as a result of a decline in higher margin, weather sensitive gas sales volumes due to unusually warm weather in the ENSTAR Alaska Group's market area. Degree days declined 12% in 1993 to 9,382 compared with 10,653 degree days in 1992. Since sales prices are adjusted to include the projected cost of gas sold, operating margin is not materially impacted by changes in the price the ENSTAR Alaska Group pays for its gas supply.

     The 6% decline in sales volumes was primarily due to the warmer weather. However, a net increase of 1,800 sales customers during 1993 partially offset the negative effects of the weather. Transported volumes increased 11% in 1993 compared to 1992 primarily due to the addition of an industrial customer served under a new interruptible transportation tariff.

     Earnings before income taxes was lower in 1993 compared to 1992 primarily as a result of the decrease in operating margin discussed above. In addition, operations and maintenance expense, depreciation and amortization and interest expense all increased slightly in 1993. Operations and maintenance expense was higher due to increased payroll and payroll burden costs and ad valorem taxes. The higher payroll costs resulted largely from the settlement of a collective bargaining agreement in early 1993. Depreciation and amortization increased in 1993 due to the higher depreciable asset base resulting from the ENSTAR Alaska Group's capital expenditure program. Interest expense was higher in 1993 as a result of the mid-1992 private placement of long-term debt of $50 million.

     1993 net earnings reflects an increase in the ENSTAR Alaska Group's income tax provision of approximately $800,000 resulting from a 1% increase in the federal corporate tax rate from 34% to 35% called for in recently enacted tax legislation. In addition, net earnings for 1992 included the cumulative effect of two changes in accounting principles. Effective January 1, 1992, the ENSTAR Alaska Group adopted two Statements of Financial Accounting Standards ("SFAS"), SFAS No. 109, Accounting for Income Taxes, and SFAS No. 106, Employers, Accounting for Postretirement Benefits Other Than Pensions. The cumulative effect of these accounting changes as of January 1, 1992 resulted in an increase in net earnings of approximately $1.6 million as reflected in the ENSTAR Alaska Group's combined statements of earnings for the year ended December 31, 1992.

     Operating margin was higher in 1992 compared to 1991 primarily as a result of higher heating customer demand due to colder temperatures and an increase in customers, primarily residential customers. Degree days and combined sales and transported volumes increased 5% and 4%, respectively, in 1992 compared to 1991.

     Sales volumes decreased 12% and transported volumes increased 137% because one large utility customer that was previously a sales customer began purchasing gas directly from gas producers in the fourth quarter of 1991. The ENSTAR Alaska Group transports the utility's gas supplies for a transportation fee that approximates the margin that would have been earned had the customer remained a sales customer rather than becoming a transportation customer. Accordingly, combined volumes and operating margin were not materially affected by these factors in 1992.

     Earnings before income taxes was higher in 1992 compared to 1991 due to the increase in operating margin partially offset by increased operations and maintenance expense, depreciation and amortization and interest expense. Operations and maintenance expense was 2% higher than the previous year primarily due to increases in payroll-related costs. Depreciation and amortization increased due to the higher depreciable asset base resulting from the ENSTAR Alaska Group's capital expenditure program. Interest expense increased slightly due to the mid-1992 private placement of long-term debt of $50 million.

     Net earnings for 1992 included the cumulative effect of the accounting changes described above.

                              ENSTAR ALASKA GROUP

                        LIQUIDITY AND CAPITAL RESOURCES

                                                                                     PERCENT CHANGE
                                                                                   -------------------
                                                      1993      1992      1991     1992-'93   1991-'92
                                                     -------   -------   -------   --------   --------
                                                                  (DOLLARS IN THOUSANDS)
Net cash provided by operating activities..........  $24,603   $10,525   $27,468      +134        -62
Capital expenditures...............................  $10,094   $ 9,024   $10,492       +12        -14
Dividends paid to the Company:
  Regular..........................................  $ 8,000   $ 8,000   $ 8,000        --         --
  Special..........................................       --        --   $20,000        --       -100
                                                     -------   -------   -------   --------   --------
                                                     -------   -------   -------   --------   --------

     Changes in net cash provided by operating activities from year to year occurred primarily due to fluctuations in working capital which are the result of the timing of the payment of certain accounts payable and collection of certain accounts receivable. The ENSTAR Alaska Group has a $5 million revolving line of credit, none of which was utilized during 1993. This is a one-year line of credit that has historically been renewed annually and is used for seasonal working capital requirements.

     The decline in capital expenditures for 1992 in comparison to the 1993 and 1991 levels was primarily due to a shorter summer construction season resulting from colder weather in the ENSTAR Alaska Group's market area during 1992. Approximately 43 miles of distribution pipeline were installed to connect new customers during the 1992 summer construction season, in comparison to approximately 55 miles and 60 miles installed during the 1993 and 1991 seasons, respectively. Current plans for 1994 call for capital expenditures of approximately $10.2 million for the ENSTAR Alaska Group, which are expected to be financed by cash flows from operations. The ENSTAR Alaska Group, is engaged in a continuous construction program. Management believes capital expenditures required on an annual basis in the foreseeable future for betterments and expansion will approximate historical levels.

     Regular dividends paid to the Company of $8 million in each of the years 1993, 1992 and 1991 were financed with cash flows from operations. A special dividend of $20 million was paid to the Company in 1991, financed with a portion of the proceeds from a $40 million unsecured credit facility entered into in July 1991. The remaining proceeds were used to repay debt. The ENSTAR Alaska Group's debt to total capitalization ratio increased from approximately 35% as of December 31, 1990 to approximately 49% as of December 31, 1991 primarily as a result of these transactions. The ENSTAR Alaska Group's debt to total capitalization ratio was 53% and 54% as of December 31, 1993 and 1992, respectively.

     Future dividends on the ENSTAR Alaska Stock will be paid at the discretion of the Board of Directors based primarily upon the financial condition, results of operations and business requirements of the ENSTAR Alaska Group and the Company as a whole. Under the most restrictive provisions of the ENSTAR Alaska Group's financing arrangements, approximately $14.2 million of Alaska Pipeline Company's retained earnings was available for the making of restricted investments, restricted stock payments, including dividends, and restricted subordinated debt payments as of December 31, 1993. Amounts available for dividends on the ENSTAR Alaska Stock will be further limited by covenants in the Company's bank credit agreements and other financing documents. Such dividends will also be limited to the lesser of (i) legally available funds of the Company under Texas law and (ii) the Available ENSTAR Alaska Group Dividend Amount, as defined. See Annex IV.

     The ENSTAR Alaska Group believes that internally generated funds and APC's access to debt markets will provide necessary working capital and liquidity for capital expenditures, required debt payments and other cash needs in the foreseeable future. For a discussion of APC's debt instruments, see Note 4 of Notes to the accompanying combined financial statements of the ENSTAR Alaska Group beginning on page VI-17 of this Annex.

     To date, compliance with applicable environmental and safety regulations by the ENSTAR Alaska Group has not required any significant capital expenditures or materially affected its business or earnings. The ENSTAR Alaska Group believes it is in substantial compliance with environmental and safety regulations and foresees no material expenditures in the future; however, the ENSTAR Alaska Group is unable to predict the impact that compliance with future regulations may have on capital expenditures, earnings and competitive position.

     The ENSTAR Alaska Group is a party to ongoing litigation in the normal course of business. Management regularly analyzes current information and, as necessary, provides accruals for probable liabilities on the eventual disposition of these matters. While the outcome of lawsuits or other proceedings against the ENSTAR Alaska Group cannot be predicted with certainty, management believes that the effect on the combined financial condition and results of operations, if any, will not be material.

                              ENSTAR ALASKA GROUP

                        COMBINED STATEMENTS OF EARNINGS

                                                                    YEAR ENDED DECEMBER 31,
                                                                 ------------------------------
                                                                   1993       1992       1991
                                                                 --------   --------   --------
                                                                     (DOLLARS IN THOUSANDS)
Revenues.......................................................  $107,244   $109,598   $129,615
Costs of Operations:
  Cost of gas sold.............................................    59,898     59,999     81,935
  Operations and maintenance...................................    20,880     19,976     19,678
  Depreciation and amortization................................     7,511      7,184      6,978
                                                                 --------   --------   --------
                                                                   88,289     87,159    108,591
                                                                 --------   --------   --------
Operating Profit...............................................    18,955     22,439     21,024
Other (Income) Expense:
  Interest expense.............................................     6,298      6,074      5,955
  Interest income and other....................................      (239)      (293)      (367)
                                                                 --------   --------   --------
                                                                    6,059      5,781      5,588
                                                                 --------   --------   --------
Earnings Before Income Taxes and Cumulative Effect of Changes
  in Accounting Principles.....................................    12,896     16,658     15,436
Income Taxes...................................................     5,848      6,202      5,810
                                                                 --------   --------   --------
Earnings Before Cumulative Effect of Changes in Accounting
  Principles...................................................     7,048     10,456      9,626
Cumulative Effect of Changes in Accounting Principles..........        --      1,583         --
                                                                 --------   --------   --------
Net Earnings...................................................  $  7,048   $ 12,039   $  9,626
                                                                 --------   --------   --------
                                                                 --------   --------   --------

            See Accompanying Notes to Combined Financial Statements.

                              ENSTAR ALASKA GROUP

                            COMBINED BALANCE SHEETS

                                     ASSETS

                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1993         1992
                                                                         --------     --------
                                                                         (DOLLARS IN THOUSANDS)
Current Assets:
  Cash and cash equivalents............................................  $    623     $  1,219
  Customer accounts receivable, net....................................    17,713       20,068
  Inventories..........................................................     2,431        2,560
  Prepaid expenses and other...........................................     1,630          813
                                                                         --------     --------
          Total Current Assets.........................................    22,397       24,660
Property, Plant and Equipment -- at cost...............................   216,883      208,419
Accumulated Depreciation and Amortization..............................    54,879       48,060
                                                                         --------     --------
                                                                          162,004      160,359
Other Assets...........................................................     1,300        1,500
                                                                         --------     --------
Total Assets...........................................................  $185,701     $186,519
                                                                         --------     --------
                                                                         --------     --------
                                LIABILITIES AND COMMON EQUITY
Current Liabilities:
  Accounts payable.....................................................  $ 11,977     $ 11,301
  Purchased gas cost adjustment........................................     1,843        1,149
  Accrued expenses:
     Interest..........................................................     2,680          507
     Other.............................................................     3,985        4,670
  Current maturities of long-term debt.................................     1,538        3,743
                                                                         --------     --------
          Total Current Liabilities....................................    22,023       21,370
Long-Term Debt.........................................................    62,787       67,011
Refundable Customer Advances for Construction..........................    11,623       10,379
Other Noncurrent Liabilities...........................................     2,138        2,147
Deferred Income Taxes..................................................    27,768       23,845
Common Equity..........................................................    59,362       61,767
Commitments and Contingencies..........................................
                                                                         --------     --------
Total Liabilities and Common Equity....................................  $185,701     $186,519
                                                                         --------     --------
                                                                         --------     --------

            See Accompanying Notes to Combined Financial Statements.

                              ENSTAR ALASKA GROUP

                       COMBINED STATEMENTS OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                             ----------------------------------
                                                               1993         1992         1991
                                                             --------     --------     --------
                                                                   (DOLLARS IN THOUSANDS)
Operating Activities
  Net earnings.............................................  $  7,048     $ 12,039     $  9,626
  Adjustments to reconcile net earnings to net cash
     provided by operating activities:
     Cumulative effect of changes in accounting
       principles..........................................        --       (1,583)          --
     Depreciation and amortization.........................     8,587        7,920        7,868
     Amortization of loan acquisition costs................       169          156          153
     Deferred income taxes.................................     3,372        2,704        2,399
     Other.................................................       120          120          120
                                                             --------     --------     --------
                                                               19,296       21,356       20,166
     Changes in operating assets and liabilities:
       Decrease (Increase) in accounts receivable, net.....     2,355       (1,774)       4,508
       Decrease (Increase) in inventories, prepaid expenses
          and other........................................      (108)         (84)          64
       Increase (Decrease) in accounts payable.............     1,370       (8,060)       4,602
       Increase (Decrease) in accrued expenses and other...     1,690         (913)      (1,872)
                                                             --------     --------     --------
          Net Cash Provided By Operating Activities........    24,603       10,525       27,468
Investing Activities
  Capital expenditures.....................................   (10,094)      (9,024)     (10,492)
  Proceeds from disposition of (Costs to retire) property,
     plant and equipment...................................      (138)         145           91
                                                             --------     --------     --------
          Net Cash Used In Investing Activities............   (10,232)      (8,879)     (10,401)
Financing Activities
  Proceeds from issuance of long-term debt and other
     borrowings............................................        --       59,500       58,900
  Principal payments on long-term debt and other
     borrowings............................................    (6,549)     (57,210)     (43,251)
  Fees paid to acquire financing...........................        --         (302)          --
  Dividends paid to the Company............................    (8,000)      (8,000)     (28,000)
  Other....................................................      (418)          (4)         873
                                                             --------     --------     --------
          Net Cash Used In Financing Activities............   (14,967)      (6,016)     (11,478)
                                                             --------     --------     --------
          Increase (Decrease) In Cash And Cash
            Equivalents....................................      (596)      (4,370)       5,589
Cash And Cash Equivalents At Beginning Of Year.............     1,219        5,589           --
                                                             --------     --------     --------
Cash And Cash Equivalents At End Of Year...................  $    623     $  1,219     $  5,589
                                                             --------     --------     --------
                                                             --------     --------     --------

            See Accompanying Notes to Combined Financial Statements.

                              ENSTAR ALASKA GROUP

                     NOTES TO COMBINED FINANCIAL STATEMENTS

INDEX                                                                                    PAGE
- - -----                                                                                    -----
  1.   Summary of Significant Accounting Policies......................................  VI-17
  2.   Related Party Activities........................................................  VI-20
  3.   Property, Plant and Equipment...................................................  VI-20
  4.   Long-Term Debt..................................................................  VI-21
  5.   Fair Value of Financial Instruments.............................................  VI-22
  6.   Common Equity...................................................................  VI-22
  7.   Employee Benefit Plans..........................................................  VI-23
  8.   Income Taxes....................................................................  VI-24
  9.   Selected Quarterly Financial Data (Unaudited)...................................  VI-26
 10.   Sales to Major Customers........................................................  VI-27
 11.   Commitments and Contingencies...................................................  VI-27

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation. On March 11, 1994, Seagull Energy Corporation (the "Company") announced that it would seek shareholder approval of a comprehensive plan (the "ENSTAR Alaska Stock Proposal") that upon implementation would result in (i) the creation of a new class of common stock (the "ENSTAR Alaska Stock") intended to reflect separately the performance of the Company's natural gas transmission and distribution operations in South-Central Alaska (the "ENSTAR Alaska Group") and (ii) the amendment of certain terms of the existing class of common stock (the "Seagull Common Stock") to allow for the issuance of the ENSTAR Alaska Stock. This capital structure has not been reflected in these financial statements. The ENSTAR Alaska Stock Proposal will not result in any adjustment to the carrying amounts of the assets, liabilities or common equity presented in the accompanying combined financial statements.

     Because the ENSTAR Alaska Stock is intended to reflect separately the performance of the ENSTAR Alaska Group, the Seagull Common Stock will reflect the performance of the Company's remaining two business segments ("Seagull Energy") that consist of (i) natural gas exploration, development and production, which is the Company's primary business focus, and (ii) pipeline and marketing operations. The ENSTAR Alaska Stock Proposal, which is summarized below, will be submitted to the Company's shareholders for their consideration and approval.

     The Company currently expects that, shortly after shareholder approval of the ENSTAR Alaska Stock Proposal and subject to prevailing market and other conditions, it will make a public offering for cash of shares of ENSTAR Alaska Stock (the "ENSTAR Alaska Stock Offering") representing 100% of the equity attributable to the ENSTAR Alaska Group. The Board of Directors reserves the right to sell shares of ENSTAR Alaska Stock representing less than 100% of such equity and also reserves the right not to proceed with the ENSTAR Alaska Stock Offering if it determines that consummation of such offering is not in the best interests of the Company. The net proceeds of the ENSTAR Alaska Stock Offering would be used to repay amounts borrowed under the Company's revolving credit agreement, none of which debt is attributable to the ENSTAR Alaska Group.

     The financial statements for the ENSTAR Alaska Group and for Seagull Energy comprise all of the accounts included in the corresponding consolidated financial statements of the Company. The ENSTAR Alaska Group financial statements have been prepared based upon methods that management believes to be reasonable and appropriate and reflect the combined historical financial position, results of operations and cash flows of ENSTAR Alaska Group. Consistent with the Articles of Amendment to the Articles of Incorporation and relevant policies, such business group financial statements could also include contingent liabilities that are not separately identified with the operations of the ENSTAR Alaska Group.

     If the ENSTAR Alaska Stock Proposal receives the requisite shareholder approval and the ENSTAR Alaska Stock Offering is consummated, Seagull will provide to holders of ENSTAR Alaska Stock separate

                              ENSTAR ALASKA GROUP
audited financial statements, management's discussion and analysis, description of business and other relevant information for the ENSTAR Alaska Group and the Company. Notwithstanding the allocation of the Company's assets and liabilities (including contingent liabilities) and shareholders' equity between the ENSTAR Alaska Group and Seagull Energy for the purpose of preparing their respective financial statements, holders of ENSTAR Alaska Stock (together with the holders of Seagull Common Stock) will be shareholders of the Company and will continue to be subject to all of the risks associated with an investment in the Company and all of its businesses and liabilities. Such allocation and the change in the equity structure of the Company contemplated by the ENSTAR Alaska Stock Proposal will not affect legal title to the assets or responsibility for the liabilities of the Company or any of its subsidiaries. As a result, the ENSTAR Alaska Stock Proposal will not affect the rights of holders of the Company's or any of its subsidiaries' debt. Financial impacts arising from Seagull Energy that affect the Company's financial condition could affect the results of operations or financial position of the ENSTAR Alaska Group. In addition, any net losses of Seagull Energy and dividends or distributions on, or repurchase of, Seagull Common Stock will reduce the legally available funds of the Company available for payment of dividends on the ENSTAR Alaska Stock. Accordingly, the Company's consolidated financial information and the combined financial information for Seagull Energy should be read in conjunction with the ENSTAR Alaska Group's combined financial information.

     Dividends on the ENSTAR Alaska Stock will be limited to the lesser of (i) legally available funds of the Company under Texas law and (ii) the Available ENSTAR Alaska Group Dividend Amount, as defined. Amounts available for dividends may be further limited by covenants in the Company's bank credit agreements and other financing documents. See the Company's consolidated financial statements and notes related thereto. Dividends on the ENSTAR Alaska Stock will be paid at the discretion of the Board of Directors based primarily upon the financial condition, results of operations and business requirements of the ENSTAR Alaska Group and the Company as a whole.

     The accounting policies applicable to the preparation of the financial statements of the ENSTAR Alaska Group and Seagull Energy could be modified or rescinded in the sole discretion of the Board of Directors without approval of shareholders, although there is no present intention to do so. The Board of Directors could also adopt additional policies depending upon the circumstances. Any determination of the Board of Directors to modify or rescind such policies, or to adopt additional policies, would be made by the Board of Directors in good faith and in the honest belief that such decision is in the best interests of the Company. Any such determination would also be made in light of the requirements imposed by the Alaska Public Utilities Commission that any transactions between the ENSTAR Alaska Group and its affiliates, including Seagull Energy, must be on terms comparable to arm's length transactions. In addition, generally accepted accounting principles require that any change in accounting policy be preferable (in accordance with such principles) to the policy previously established.

     Combination. The accompanying combined financial statements include the combined accounts of the businesses comprising the ENSTAR Alaska Group. The ENSTAR Alaska Group operates in Alaska through ENSTAR Natural Gas Company ("ENG"), a division of the Company, and Alaska Pipeline Company ("APC"), a wholly owned subsidiary. The accompanying combined financial statements of the ENSTAR Alaska Group reflect the basis of accounting established by the Company as of June 17, 1985, the date the ENSTAR Alaska Group was acquired by the Company. All significant intercompany transactions between ENG and APC have been eliminated in preparation of the accompanying combined financial statements.

     Regulation. The ENSTAR Alaska Group is subject to regulation by the Alaska Public Utilities Commission ("APUC"), which has jurisdiction over, among other things, rates, accounting procedures and standards of service. The ENSTAR Alaska Group meets the criteria and, accordingly, follows the reporting and accounting requirements of Statement of Financial Accounting Standards ("SFAS") No. 71, Accounting for the Effects of Certain Types of Regulation.

                              ENSTAR ALASKA GROUP

     Cash Equivalents. Cash equivalents include all highly liquid investments with a maturity of three months or less when purchased.

     Supplemental Disclosures of Cash Flow Information.

                                                                 YEAR ENDED DECEMBER 31,
                                                               ----------------------------
                                                                1993       1992       1991
                                                               ------     ------     ------
                                                                  (DOLLARS IN THOUSANDS)
    Cash paid during the year for:
      Interest, net of amount capitalized..................... $3,719     $6,688     $3,741
      Income taxes............................................ $3,765     $2,779     $5,413

     Inventories. Inventories consisting of materials and supplies are valued at the lower of average cost or market value (net realizable value).

     Property, Plant and Equipment. Utility plant is reflected at cost, net of contributions in aid of construction. Capitalized costs include costs of funds, payroll costs and certain general and administrative costs. Depreciation of the utility plant and other property is computed using the straight-line method over their estimated useful lives, which vary from 3 to 33 years.

     Utility plant facilities are subject to APUC regulation. When utility properties are disposed of or otherwise retired, the original cost of the property, plus cost of retirement, less salvage value, is charged to accumulated depreciation.

     Maintenance, repairs and renewals are charged to operations and maintenance expense except that renewals which extend the life of the property are capitalized.

     Revenue Recognition. The ENSTAR Alaska Group's operating revenues are based on rates authorized by the APUC which are applied to customers' consumption of natural gas. The ENSTAR Alaska Group records unbilled revenue, including amounts to be billed under a purchased gas adjustment clause, at the end of each accounting period.

     Income Taxes. Effective January 1, 1992, the ENSTAR Alaska Group adopted SFAS No. 109, Accounting for Income Taxes. This SFAS requires the use of the liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as part of the provision for income taxes in the period that includes the enactment date.

     Prior to January 1, 1992, the ENSTAR Alaska Group used the deferral method of accounting for income taxes, under which deferred taxes were provided for all material timing differences arising from the recognition of certain items of income and expense in different accounting periods for tax and financial accounting purposes using the tax rate applicable for the year of the calculation. Under the deferral method, deferred taxes were not adjusted for subsequent changes in tax rates.

     Earnings Per Share. Historical earnings per share are omitted from the combined statements of earnings since the ENSTAR Alaska Stock was not part of the equity structure of the Company and the Seagull Common Stock had not been amended to allow for the issuance of the ENSTAR Alaska Stock for the periods presented.

                              ENSTAR ALASKA GROUP

2. RELATED PARTY ACTIVITIES

     The following policies and agreements may be modified or rescinded by action of the Board of Directors, or the Board of Directors may adopt additional policies, without approval of the shareholders of the Company, although the Board of Directors has no present intention to do so.

     Corporate Overhead Costs. Since 1985, when the Company acquired the ENSTAR Alaska Group, Seagull Energy has provided certain management and administrative services to the ENSTAR Alaska Group pursuant to a series of written management agreements. The most recent such agreement, the Agreement for Services, was entered into effective as of January 1, 1993 (the "Management Agreement"). Pursuant to the Management Agreement, Seagull Energy provides certain management, financial reporting, legal, human resources, treasury, investor relations and administrative services to the ENSTAR Alaska Group. In consideration for these services, the ENSTAR Alaska Group has agreed to pay Seagull Energy an annual management fee equal to the greater of (i) $1,925,000 and (ii) the sum of (A) the direct cost of providing such services and (B) the allocable portion of Seagull Energy's general and administrative expenses associated with providing such services, primarily determined by reference to the relative amount of time spent by Seagull Energy's employees to provide such services. The Management Agreement would continue in effect following implementation of the ENSTAR Alaska Stock Proposal. The Management Agreement may be amended by agreement between Seagull Energy and the ENSTAR Alaska Group. Fees paid by the ENSTAR Alaska Group pursuant to the Management Agreement totaled $1.9 million in each of the years 1993, 1992 an 1991 and were included in operations and maintenance costs.

     Income Taxes. Seagull Energy and the ENSTAR Alaska Group are also parties to a tax sharing agreement dated as of January 1, 1986 (the "Tax Sharing Agreement"). Because ENSTAR Alaska is included in the Company's consolidated group for income tax purposes, tax deductions and credits attributable to Seagull Energy tend to reduce the amount of income tax that would be payable if such taxes were calculated solely with respect to the operations of the ENSTAR Alaska Group. Pursuant to the Tax Sharing Agreement, the ENSTAR Alaska Group generally pays Seagull Energy an amount equal to the amount of income taxes that would be payable by the ENSTAR Alaska Group on a "stand alone" basis excluding the effects of historical purchase accounting adjustments. In this regard, the assets and liabilities of the ENSTAR Alaska Group are accounted for based upon the ENSTAR Alaska Group's original historical cost prior to the ENSTAR Alaska Group's acquisition by the Company in 1985. To the extent current taxes paid by the ENSTAR Alaska Group to Seagull Energy pursuant to the Tax Sharing Agreement differ from amounts computed based on income and expenses included in the accompanying statements of earnings, such amount is recorded as an adjustment to common equity. The ENSTAR Alaska Group would continue to be included in the Company's consolidated group for income tax purposes after the implementation of the ENSTAR Alaska Stock Proposal, and the Tax Sharing Agreement would continue in effect. The Tax Sharing Agreement may be amended by agreement between Seagull Energy and the ENSTAR Alaska Group.

3. PROPERTY, PLANT AND EQUIPMENT

     The major classes of the ENSTAR Alaska Group's property, plant and equipment are shown below:

                                                                         DECEMBER 31,
                                                                     ---------------------
                                                                       1993         1992
                                                                     --------     --------
                                                                     (DOLLARS IN THOUSANDS)
    Gas plant....................................................... $196,312     $188,714
    General plant...................................................   10,131        9,609
    Land, buildings and other.......................................   10,440       10,096
                                                                     --------     --------
                                                                     $216,883     $208,419
                                                                     --------     --------
                                                                     --------     --------

                              ENSTAR ALASKA GROUP

     Total depreciation and amortization related to property, plant and equipment amounted to approximately $8.6 million in 1993 and $7.9 million in both 1992 and 1991.

4. LONG-TERM DEBT

     The ENSTAR Group's portion of the Company's consolidated long-term debt for 1993 and 1992 was as follows:

                                                                         DECEMBER 31,
                                                                     ---------------------
                                                                      1993          1992
                                                                     -------       -------
                                                                    (DOLLARS IN THOUSANDS)
    Unsecured industrial development bonds:
      7.75%-8.00% due in 1993-2008.................................  $12,915       $13,100
    Other unsecured indebtedness:
      9.95%-12.80% notes, due in 1993-2000.........................    2,750         9,107
      8.15%-8.81% notes, due in 1997-2009..........................   50,000        50,000
    Other debt.....................................................       26            33
                                                                     -------       -------
                                                                      65,691        72,240
    Less: Current maturities.......................................    1,538         3,743
          Unamortized debt discount................................    1,366         1,486
                                                                     -------       -------
    Total long-term debt...........................................  $62,787       $67,011
                                                                     -------       -------
                                                                     -------       -------

     The combined financial statements reflect debt and related interest expense incurred directly by the ENSTAR Alaska Group. The change in the equity structure of the Company contemplated by the ENSTAR Alaska Stock Proposal will not affect responsibility for the liabilities of the Company or any of its subsidiaries.

     All long-term debt of the ENSTAR Alaska Group is issued by APC. The majority of the capital requirements of ENG are met by loans from APC pursuant to intercompany notes secured by a mortgage on the properties, rights and franchises (other than certain excepted properties) of ENG. The senior unsecured notes of APC provide for restrictions on dividends, additional borrowings and purchases, redemptions or retirements of shares of capital stock, other than in stock of APC. Under the most restrictive provisions of these financing arrangements, approximately $14.2 million was available for the making of restricted investments, restricted stock payments, including dividends, and restricted subordinated debt payments as of December 31, 1993.

     In July 1992, APC issued three new series of senior unsecured notes totaling $50 million to a group of institutional investors. The notes have interest rates ranging from 8.15% to 8.81% and have final maturities ranging from 2001 to 2009. The proceeds were used to retire APC's then existing $40 million unsecured credit agreement, to meet sinking fund requirements on other APC debt and for working capital purposes. The Company has not guaranteed payment of the new senior unsecured notes of APC.

     APC has a $5 million revolving line of credit, none of which was utilized during 1993. This is a one year line of credit which has historically been renewed annually and is used for seasonal working capital requirements.

                              ENSTAR ALASKA GROUP

       Annual Maturities. At December 31, 1993, the ENSTAR Alaska Group's aggregate annual maturities of long-term debt are as follows:

YEAR ENDING                                                            (DOLLARS IN
DECEMBER 31,                                                           THOUSANDS)
- - ------------                                                           ----------
   1994................................................................  $  1,538
   1995................................................................  $  1,550
   1996................................................................  $  1,564
   1997................................................................  $  7,577
   1998................................................................  $  7,097
   Thereafter..........................................................  $ 46,365

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair values of the ENSTAR Alaska Group's financial instruments are summarized as follows:

                                                                 DECEMBER 31,
                                              ---------------------------------------------------
                                                       1993                        1992
                                              -----------------------     -----------------------
                                              CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                               AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                              --------     ----------     --------     ----------
                                                            (DOLLARS IN THOUSANDS)
    Assets:
      Cash and cash equivalents.............  $    623      $     623     $  1,219      $   1,219
    Liabilities:
      Customer deposits.....................    (1,672)        (1,571)      (1,809)        (1,701)
      Refundable customer advances for
         construction.......................   (11,983)        (9,858)     (10,812)        (8,314)
      Long-term debt, including current
         maturities.........................   (64,325)       (75,800)     (70,754)       (75,667)

       Cash and Cash Equivalents. The carrying amount approximates fair value because of the short maturity of these instruments.

       Customer Deposits and Refundable Customer Advances for Construction. The fair value is based on discounted cash flow analyses utilizing a discount rate of 6% with monthly payments ratably over the estimated period of deposit or advance refunding.

       Long-Term Debt. The fair value of APC's long-term debt is estimated based on quoted market prices for the same or similar issues.

6. COMMON EQUITY

     The sources of change in common equity are as follows:

                                                               YEAR ENDED DECEMBER 31,
                                                           --------------------------------
                                                            1993        1992         1991
                                                           -------     -------     --------
                                                                (DOLLARS IN THOUSANDS)
    Common equity, beginning of year.....................  $61,767     $59,279     $ 77,537
    Net earnings.........................................    7,048      12,039        9,626
    Dividends paid to the Company........................   (8,000)     (8,000)     (28,000)
    Net equity transactions with Seagull Energy..........   (1,453)       (815)        (788)
    Other................................................       --        (736)         904
                                                           -------     -------     --------
    Common equity, end of year...........................  $$59,362    $61,767     $ 59,279
                                                           -------     -------     --------
                                                           -------     -------     --------

                              ENSTAR ALASKA GROUP

7. EMPLOYEE BENEFIT PLANS

     Retirement Plans. The ENSTAR Alaska Group has two defined benefit retirement plans which cover salaried employees (the "Salaried Retirement Plan") and operating employees (the "Operating Unit Plan"). Clerical unit personnel, which constitute approximately 25% of total ENSTAR Alaska Group personnel, are not covered under a retirement plan. Determination of benefits for the salaried employees is based upon a combination of years of service and final monthly compensation. Benefits for operating employees are based solely on years of service. The ENSTAR Alaska Group's policy is to fund the minimum contributions required by applicable regulations. The net pension costs are included in operations and maintenance costs.

     The following table sets forth the ENSTAR Alaska Group plans' funded status and the amounts recognized in the combined financial statements at December 31, 1993 and 1992:

                                                                 1993                    1992
                                                         ---------------------   ---------------------
                                                         SALARIED    OPERATING   SALARIED    OPERATING
                                                         EMPLOYEES   EMPLOYEES   EMPLOYEES   EMPLOYEES
                                                         ---------   ---------   ---------   ---------
                                                                    (DOLLARS IN THOUSANDS)
Actuarial present value of benefit obligations:
  Vested benefit obligation............................   $(4,756)    $(2,753)    $(4,196)    $(2,449)
                                                         ---------   ---------   ---------   ---------
                                                         ---------   ---------   ---------   ---------
  Accumulated benefit obligation.......................   $(4,866)    $(2,773)    $(4,285)    $(2,465)
                                                         ---------   ---------   ---------   ---------
                                                         ---------   ---------   ---------   ---------
Projected benefit obligation for services rendered to
  date.................................................   $(5,921)    $(2,773)    $(5,778)    $(2,465)
Plan assets at fair value, primarily listed stocks and
  corporate and U. S. bonds............................     4,094       2,790       3,721       2,467
                                                         ---------   ---------   ---------   ---------
Plan assets in excess of (less than) projected benefit
  obligation...........................................    (1,827)         17      (2,057)          2
Unrecognized prior service cost........................        90          19         245          21
Unrecognized net loss..................................       417         632         618         585
Unrecognized net obligation (asset) arising out of the
  initial application of SFAS No. 87, amortized over 15
  years (salaried) and 18 years (operating)............       748        (101)        842        (111)
Additional minimum liability...........................      (200)         --        (212)         --
                                                         ---------   ---------   ---------   ---------
Prepaid (accrued) pension cost.........................   $  (772)    $   567     $  (564)    $   497
                                                         ---------   ---------   ---------   ---------
                                                         ---------   ---------   ---------   ---------
Net pension cost includes the following components:
  Service cost -- benefits earned during the period....   $   232     $   110     $   195     $    84
  Interest cost on projected benefit obligation........       413         190         386         162
  Actual return on plan assets.........................      (333)       (224)       (185)       (197)
  Net amortization and deferral........................       147          40          22          18
                                                         ---------   ---------   ---------   ---------
Net periodic pension cost..............................   $   459     $   116     $   418     $    67
                                                         ---------   ---------   ---------   ---------
                                                         ---------   ---------   ---------   ---------

     The assumed weighted average discount rate for both ENSTAR Alaska Group plans was 7.25% for 1993 and 1992, and the rate of increase in future compensation for the Salaried Retirement Plan used in determining the projected benefit obligation was 5% and 5.5% for 1993 and 1992, respectively. The expected long-term rate of return on plan assets for both ENSTAR Alaska plans was 8%.

     Profit Sharing Plans. The ENSTAR Alaska Group has profit sharing plans for salaried employees and union employees. Annual contributions for each plan are determined by the Company's Board of Directors pursuant to formulae which contain minimum contribution requirements. Profit sharing expense was approximately $0.3 million for each of the years 1993, 1992 and 1991, and is included in operations and maintenance costs.

     Thrift Plan. The ENSTAR Natural Gas Company Thrift Plan (the "Thrift Plan") is a qualified employee savings plan in accordance with the provisions of
Section 401(k) of the Internal Revenue Code of

                              ENSTAR ALASKA GROUP

1986, as amended. The ENSTAR Alaska Group contributions to the Thrift Plan were approximately $0.2 million in each of the years 1993, 1992 and 1991. The Thrift Plan's costs are included in operations and maintenance costs.

     Postretirement Benefits Other Than Pensions. The ENSTAR Alaska Group has a postretirement medical plan which covers all of its salaried employees. Determination of benefits is based upon the combined age of the retiree and years of service at retirement. Prior to January 1, 1992, the ENSTAR Alaska Group accounted for these obligations on a "pay-as-you-go" basis.

     Effective January 1, 1992, the ENSTAR Alaska Group adopted SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. This SFAS changes the accounting treatment for such benefits from a pay-as-you-go basis to a method where the expected costs for these benefits are accrued during the years the plan participants render service. The ENSTAR Alaska Group recognized the cumulative effect of this change in accounting principles in the line item entitled "Cumulative Effect of Changes in Accounting Principles" in the accompanying combined statement of earnings for the year ended December 31, 1992. Accordingly, periods prior to January 1, 1992 were not restated to reflect this change.

     The cumulative effect of this accounting change as of January 1, 1992, resulted in a reduction in earnings of $0.7 million (after income taxes of $0.4 million). The effect of this change on earnings before the cumulative effect for the year ended December 31, 1992, and the pro forma effect of retroactive application of this accounting change on earnings for the year ended December 31, 1991, were not material.

     The accrued postretirement benefit cost recognized in the combined balance sheet at December 31, 1993 and 1992 was $1.3 million and $1.2 million, respectively.

8. INCOME TAXES

     Total income tax expense for the years ended December 31, 1993 and 1992 was allocated as follows:

                                                                       1993         1992
                                                                      ------       -------
                                                                     (DOLLARS IN THOUSANDS)
    Income tax provision before cumulative effect of changes in
      accounting principles.........................................  $5,848       $ 6,202
    Adjustment for change in accounting principles..................      --        (2,783)
                                                                      ------       -------
                                                                      $5,848       $ 3,419
                                                                      ------       -------
                                                                      ------       -------

     The provision for income taxes for each of the years ended December 31, 1993, 1992 and 1991 was as follows:

                                                                1993       1992       1991
                                                               ------     ------     ------
                                                                  (DOLLARS IN THOUSANDS)
    Current:
      Federal................................................  $1,427     $1,901     $2,241
      State..................................................   1,049      1,597      1,170
                                                               ------     ------     ------
           Total current.....................................   2,476      3,498      3,411
                                                               ------     ------     ------
    Deferred:
      Federal................................................   3,263      2,729      2,214
      State..................................................     109        (25)       185
                                                               ------     ------     ------
           Total deferred....................................   3,372      2,704      2,399
                                                               ------     ------     ------
    Income tax provision before cumulative effect of changes
      in accounting principles...............................  $5,848     $6,202     $5,810
                                                               ------     ------     ------
                                                               ------     ------     ------

                              ENSTAR ALASKA GROUP

     The provision for income taxes before cumulative effect of changes in accounting principles for the years ended December 31, 1993 and 1992 is not comparable to 1991 due to the ENSTAR Alaska Group's adoption of SFAS No. 109, Accounting for Income Taxes, effective January 1, 1992. The ENSTAR Alaska Group recognized the cumulative effect of this change in accounting principle in the line item entitled "Cumulative Effect of Changes in Accounting Principles" in the accompanying combined statement of earnings for the year ended December 31, 1992. Accordingly, periods prior to January 1, 1992 were not restated to reflect this change. The cumulative effect of this accounting change as of January 1, 1992 resulted in an increase in earnings of approximately $2.3 million. The effect of this change on earnings before income taxes for the year ended December 31, 1992 was not material.

     The provision for income taxes before cumulative effect of changes in accounting principles for each of the years ended December 31, 1993, 1992 and 1991 was different than the amount computed using the federal statutory rate (35% for 1993, 34% for 1992 and 1991) for the following reasons:

                                                                1993       1992       1991
                                                               ------     ------     ------
                                                                  (DOLLARS IN THOUSANDS)
    Amount computed using the statutory rate.................  $4,514     $5,664     $5,248
    Increase (Reduction) in taxes resulting from:
      State income taxes, net................................     753      1,038        894
      Excess of tax bases over book bases of acquired
         assets..............................................      --         --       (381)
      Increase in the beginning-of-the-year balance of the
         deferred tax liabilities due to the increase in the
         corporate federal
         income tax rate.....................................     651         --         --
      Other..................................................     (70)      (500)        49
                                                               ------     ------     ------
    Income tax provision before cumulative effect of changes
      in
      accounting principles..................................  $5,848     $6,202     $5,810
                                                               ------     ------     ------
                                                               ------     ------     ------

     The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 1993 and 1992 are as follows:

                                                                      1993           1992
                                                                     ------         ------
                                                                    (DOLLARS IN THOUSANDS)
    Deferred tax expense (exclusive of the effects of other
      components
      listed below)................................................. $2,721         $2,704
    Increase in the beginning-of-the-year balance of the deferred tax liabilities due to the increase in the corporate federal
      income tax rate...............................................    651             --
                                                                     ------         ------
                                                                     $3,372         $2,704
                                                                     ------         ------
                                                                     ------         ------

     As discussed in Note 1, under SFAS No. 109 deferred income taxes have been provided for all temporary differences between the carrying amounts of assets and liabilities for financial accounting and tax purposes. In 1991, prior to the adoption of SFAS No. 109, deferred income taxes were provided based on timing differences in certain items of income and expense recognized for income tax purposes in periods different from the periods for financial accounting purposes.

                              ENSTAR ALASKA GROUP

     The tax effects of temporary differences that gave rise to significant portions of the deferred tax liabilities and deferred tax assets as of December 31, 1993 and 1992 were as follows:

                                                                    1993            1992
                                                                   -------         -------
                                                                   (DOLLARS IN THOUSANDS)
    Deferred tax liabilities:
      Property, plant and equipment, due to differences in
         depreciation, depletion and amortization................. $29,485         $25,617
      Other.......................................................   1,024           1,226
                                                                   -------         -------
    Deferred tax liabilities......................................  30,509          26,843
                                                                   -------         -------
    Deferred tax assets:
      Minimum tax credit carryforwards............................      --             (41)
      Investment tax credit carryforwards.........................  (1,432)         (1,643)
      Deferred compensation/retirement related items accrued for
         financial reporting purposes.............................    (241)            (42)
      Other.......................................................  (2,251)         (1,905)
                                                                   -------         -------
    Deferred tax assets...........................................  (3,924)         (3,631)
                                                                   -------         -------
    Net deferred tax liabilities.................................. $26,585         $23,212
                                                                   -------         -------
                                                                   -------         -------

     For federal income tax purposes, as of December 31, 1993, the ENSTAR Alaska Group has unused investment tax credits of approximately $1.4 million which will expire in 1999 and 2000.

     During 1991, the tax effects of timing differences were as follows:

                                                                              YEAR ENDED
                                                                          DECEMBER 31, 1991
                                                                         --------------------
                                                                         (DOLLARS IN THOUSANDS)
    Depreciation.........................................................        $2,947
    Minimum tax credit carryforward for tax purposes.....................          (132)
    Other................................................................          (416)
                                                                               -------
              Total deferred tax provision...............................        $2,399
                                                                               -------
                                                                               -------

9. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

     Summarized quarterly financial data is as follows:

                             REVENUES               OPERATING PROFIT        NET EARNINGS (LOSS)
                      ----------------------      --------------------      --------------------
                        1993          1992         1993         1992         1993         1992
                      --------      --------      -------      -------      -------      -------
                                                 (DOLLARS IN THOUSANDS)
    March 31,........ $ 39,192      $ 37,456      $ 9,099      $ 9,365      $ 4,552      $ 6,379(*)
    June 30,.........   18,925        20,151        1,360        2,556         (115)         744
    September 30,....   14,921        15,980          617        1,364       (1,325)        (121)
    December 31,.....   34,206        36,011        7,879        9,154        3,936        5,037
                      --------      --------      -------      -------      -------      -------
             Total... $107,244      $109,598      $18,955      $22,439      $ 7,048      $12,039
                      --------      --------      -------      -------      -------      -------
                      --------      --------      -------      -------      -------      -------

- - ---------------

(*) Includes the cumulative effect of two changes in accounting principles in the first quarter of 1992 representing an increase in earnings of approximately $1.6 million. (See Notes 1, 7 and 8).

                              ENSTAR ALASKA GROUP

10. SALES TO MAJOR CUSTOMERS

     The ENSTAR Alaska Group had sales of 10% or more of total combined revenues to the following customers:

                                                              YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                1993               1992               1991
                                               -------            -------            -------
                                                              (DOLLARS IN THOUSANDS)
U. S. Governmental Agencies................... $12,312     11%    $12,210     11%    $13,508     10%
Municipality of Anchorage.....................   3,303      3%      3,673      3%     17,038     13%

11. COMMITMENTS AND CONTINGENCIES

     Concentrations of Credit Risk. The ENSTAR Alaska Group operates in the transmission and distribution phases of the natural gas industry with sales to end-users such as commercial businesses, industrial concerns and residential consumers. While certain of these customers are affected by periodic downturns in the economy in general or in their specific industry, the ENSTAR Alaska Group believes that its level of credit-related losses due to such economic fluctuations has been immaterial and will continue to be immaterial to the ENSTAR Alaska Group's results of operations in the long term.

     Litigation. The ENSTAR Alaska Group is a party to ongoing litigation in the normal course of business or other litigation with respect to which the Company is indemnified pursuant to various purchase agreements or other contractual arrangements. Management regularly analyzes current information and, as necessary, provides accruals for probable liabilities on the eventual disposition of these matters. While the outcome of lawsuits or other proceedings against the ENSTAR Alaska Group cannot be predicted with certainty, management believes that the effect on its financial condition and results of operations, if any, will not be material.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Seagull Energy Corporation:

     We have audited the accompanying combined balance sheets of the ENSTAR Alaska Group (as defined in Note 1 to the combined financial statements) as of December 31, 1993 and 1992, and the related combined statements of earnings and cash flows for each of the years in the three-year period ended December 31, 1993. These combined financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these combined financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As more fully described in Note 1, the combined financial statements of the ENSTAR Alaska Group should be read in conjunction with the audited consolidated financial statements of Seagull Energy Corporation as listed in the index on page IV-1.

     In our opinion, the combined financial statements referred to above present fairly, in all material respects, the financial position of the ENSTAR Alaska Group as of December 31, 1993 and 1992, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1993, in conformity with generally accepted accounting principles.

     As discussed in Notes 7 and 8 to the combined financial statements, respectively, the ENSTAR Alaska Group adopted the provisions of the Financial Accounting Standards Board Statements of Financial Accounting Standards No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions, and No. 109, Accounting for Income Taxes, in 1992.

                                            KPMG PEAT MARWICK

Houston, Texas
January 31, 1994, except as to Note 1,
 Basis of Presentation, which is as of
 March 11, 1994.

- - --------------------------------------------------------------------------------
                      PRELIMINARY COPY DATED MARCH 11, 1994

                                      PROXY

                           SEAGULL ENERGY CORPORATION
                 ANNUAL MEETING OF SHAREHOLDERS -- JUNE 1, 1994
                 PROXY SOLICITED ON BEHALF OF BOARD OF DIRECTORS

          The undersigned hereby appoints Barry J. Galt and Robert W. Shower as Proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote as designated below, all the shares of Common Stock of Seagull Energy Corporation (the "Company"), held of record by the undersigned on April 4, 1994, at the Annual Meeting of Shareholders to be held June 1, 1994 or any adjournment(s) or postponement(s) thereof.

          The undersigned hereby revokes any proxy to vote said shares heretofore given. THE UNDERSIGNED ACKNOWLEDGES THAT THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER AND THAT IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR ALL NOMINEES LISTED IN PROPOSAL 1 AND IN FAVOR OF PROPOSALS 2 AND 3.

          Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

          I plan to attend the meeting (Please check if yes) / /

      1. Election of four directors to serve until the 1997 Annual Meeting of Shareholders: Class II -- Peter J. Fluor, Barry J. Galt, Dean
         P. Guerin and Robert W. Shower.

                            TO WITHHOLD AUTHORITY TO VOTE FOR ANY
             Withhold       INDIVIDUAL NOMINEE, MARK THIS BOX AND
  For        Authority      STRIKE HIS NAME FROM ABOVE LISTING.
  / /           / /         / /

                          (continued on reverse side)
- - --------------------------------------------------------------------------------

- - --------------------------------------------------------------------------------
      2. Proposal to amend the Company's Articles of Incorporation to, among other things (i) authorize 25,000,000 shares of a new class of common stock of the Company, the Seagull Energy Corporation --
         ENSTAR Alaska Group Common Stock, par value $.10 per share
         ("ENSTAR Alaska Stock"), and (ii) amend the terms of existing capital stock of the Company to allow for the issuance of the
         ENSTAR Alaska Stock.

          For                    Against                   Abstain
          / /                      / /                       / /

      3. Proposal to ratify the appointment by the Board of Directors of the firm of KPMG Peat Marwick as independent public auditors of the Company for the fiscal year ending December 31, 1994.

          For                    Against                   Abstain
          / /                      / /                       / /

      4. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING, OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF.

      (Shareholder Address)               If you receive more than one
                                          proxy card, please sign and
                                          return all cards in the
                                          accompanying envelope.
                                          Date                       , 1994

                                                      Signature

                                              Signature if held jointly

      This proxy may be revoked at any time prior to the voting of the proxy by the execution and submission of a revised proxy, by written notice to the Secretary of the Company or by voting in person at the meeting.
- - --------------------------------------------------------------------------------